UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2010

Date of reporting period:	9/30/2010

Item 1. Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.1%
COMMON STOCKS — 49.6%
Aerospace & Defense — 1.4%
Boeing Co. (The)	77,900	$5,183,466
General Dynamics Corp.	41,500	2,606,615
Goodrich Corp.	13,100	965,863
Honeywell International, Inc.	79,412	3,489,363
ITT Corp.	19,300	903,819
L-3 Communications Holdings, Inc.	11,900	860,013
Lockheed Martin Corp.	32,100	2,288,088
Northrop Grumman Corp.	33,062	2,004,549
Precision Castparts Corp.	14,000	1,782,900
Raytheon Co.	39,700	1,814,687
Rockwell Collins, Inc.	16,600	966,950
United Technologies Corp.	96,700	6,887,941

		29,754,254

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	16,800	1,174,656
Expeditors International of Washington, Inc.	22,700	1,049,421
FedEx Corp.	32,500	2,778,750
United Parcel Service, Inc. (Class B Stock)	102,100	6,809,049

		11,811,876

Airlines — 0.1%
Southwest Airlines Co.	79,300	1,036,451

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(a)	25,600	275,200
Johnson Controls, Inc.	71,400	2,177,700

		2,452,900

Automobiles — 0.2%
Ford Motor Co.(a)(b)	353,585	4,327,880
Harley-Davidson, Inc.	25,000	711,000

		5,038,880

Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)	11,600	715,024
Coca-Cola Co. (The)	239,200	13,997,984
Coca-Cola Enterprises, Inc.	34,100	1,057,100
Constellation Brands, Inc. (Class A Stock)(a)	19,400	343,186
Dr Pepper Snapple Group, Inc.	24,700	877,344
Molson Coors Brewing Co. (Class B Stock)	17,100	807,462
PepsiCo, Inc.	166,807	11,082,657

		28,880,757

Biotechnology — 0.7%
Amgen, Inc.(a)	100,920	5,561,701
Biogen Idec, Inc.(a)(b)	27,290	1,531,515
Celgene Corp.(a)	48,000	2,765,280
Cephalon, Inc.(a)(b)	7,900	493,276
Genzyme Corp.(a)(b)	26,400	1,868,856
Gilead Sciences, Inc.(a)	85,600	3,048,216

		15,268,844

Building Products
Masco Corp.	35,500	390,855

Capital Markets — 1.2%
Ameriprise Financial, Inc.	28,320	1,340,386
Bank of New York Mellon Corp. (The)	125,058	3,267,765
Charles Schwab Corp. (The)	100,150	1,392,085
E*Trade Financial Corp.(a)	17,420	253,287
Federated Investors, Inc. (Class B Stock)(b)	10,800	245,808
Franklin Resources, Inc.	16,400	1,753,160
Goldman Sachs Group, Inc. (The)	53,100	7,677,198
Invesco Ltd.(b)	48,300	1,025,409
Janus Capital Group, Inc.(b)	18,600	203,670
Legg Mason, Inc.	17,800	539,518
Morgan Stanley	146,180	3,607,722
Northern Trust Corp.	26,200	1,263,888
State Street Corp.	53,700	2,022,342

T. Rowe Price Group, Inc.	27,800	1,391,807

		25,984,045

Chemicals — 1.0%
Air Products & Chemicals, Inc.	21,200	1,755,784
Airgas, Inc.	7,600	516,420
CF Industries Holdings, Inc.	7,200	687,600
Dow Chemical Co. (The)	119,731	3,287,813
E.I. du Pont de Nemours & Co.	93,920	4,190,710
Eastman Chemical Co.	7,800	577,200
Ecolab, Inc.	23,900	1,212,686
FMC Corp.	8,100	554,121
International Flavors & Fragrances, Inc.	8,200	397,864
Monsanto Co.	55,794	2,674,207
PPG Industries, Inc.	17,200	1,252,160
Praxair, Inc.	31,800	2,870,268
Sherwin-Williams Co. (The)(b)	9,800	736,372
Sigma-Aldrich Corp.	12,200	736,636

		21,449,841

Commercial Banks — 1.4%
BB&T Corp.(b)	72,500	1,745,800
Comerica, Inc.	16,900	627,835
Fifth Third Bancorp	89,021	1,070,923
First Horizon National Corp.(a)	28,079	320,381
Huntington Bancshares, Inc.	77,936	441,897
KeyCorp	92,300	734,708
M&T Bank Corp.	9,000	736,290
Marshall & Ilsley Corp.	48,500	341,440
PNC Financial Services Group, Inc.	54,433	2,825,617
Regions Financial Corp.(b)	129,603	942,214
SunTrust Banks, Inc.	52,500	1,356,075
U.S. Bancorp	201,785	4,362,592
Wells Fargo & Co.	539,664	13,561,756
Zions Bancorporation	14,950	319,332

		29,386,860

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.	11,500	426,880
Cintas Corp.(b)	14,600	402,230
Iron Mountain, Inc.	20,800	464,672
Pitney Bowes, Inc.(b)	20,700	442,566
Republic Services, Inc. (Class A Stock)	35,065	1,069,132
RR Donnelley & Sons Co.	21,400	362,944
Stericycle, Inc.(a)(b)	8,800	611,424
Waste Management, Inc.	48,242	1,724,169

		5,504,017

Communications Equipment — 1.2%
Cisco Systems, Inc.(a)	590,100	12,923,190
Harris Corp.	14,200	628,918
JDS Uniphase Corp.(a)	21,475	266,076
Juniper Networks, Inc.(a)	53,500	1,623,725
Motorola, Inc.(a)	241,425	2,059,355
QUALCOMM, Inc.	169,700	7,656,864
Tellabs, Inc.	41,800	311,410

		25,469,538

Computers & Peripherals — 2.2%
Apple, Inc.(a)	94,300	26,757,625
Dell, Inc.(a)	178,600	2,314,656
EMC Corp.(a)(b)	212,250	4,310,798
Hewlett-Packard Co.	238,248	10,023,093
Lexmark International, Inc. (Class A Stock)(a)(b)	8,733	389,666
NetApp, Inc.(a)	35,700	1,777,503
QLogic Corp.(a)	12,100	213,444
SanDisk Corp.(a)	24,500	897,925
Western Digital Corp.(a)	25,200	715,428

		47,400,138

Construction & Engineering — 0.1%
Fluor Corp.	19,100	946,023
Jacobs Engineering Group, Inc.(a)	12,700	491,490
Quanta Services, Inc.(a)	20,100	383,508

		1,821,021

Construction Materials
Vulcan Materials Co.	13,400	494,728

Consumer Finance — 0.4%
American Express Co.	112,100	4,711,563
Capital One Financial Corp.	49,161	1,944,318
Discover Financial Services	60,540	1,009,807
SLM Corp.(a)(b)	55,700	643,335

		8,309,023

Containers & Packaging — 0.1%
Ball Corp.	10,100	594,385
Bemis Co., Inc.(b)	11,300	358,775
Owens-Illinois, Inc.(a)	17,500	491,050
Pactiv Corp.(a)	13,100	432,038
Sealed Air Corp.	17,100	384,408

		2,260,656

Distributors
Genuine Parts Co.	17,700	789,243

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)	13,500	693,225
DeVry, Inc.(b)	6,300	310,023
H&R Block, Inc.	35,600	461,020

		1,464,268

Diversified Financial Services — 2.0%
Bank of America Corp.	1,044,521	13,693,671
Citigroup, Inc.(a)	2,443,858	9,531,046
CME Group, Inc. (Class A Stock)	6,740	1,755,433
IntercontinentalExchange, Inc.(a)	8,600	900,592
JPMorgan Chase & Co.	412,245	15,694,167
Leucadia National Corp.(a)	19,700	465,314
Moody’s Corp.(b)	22,500	562,050
Nasdaq OMX Group, Inc. (The)(a)	16,600	322,538
NYSE Euronext	30,200	862,814

		43,787,625

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	614,268	17,568,065
CenturyLink, Inc.(b)	32,007	1,262,996
Frontier Communications Corp.	103,890	848,781
Qwest Communications International, Inc.(b)	159,557	1,000,422
Verizon Communications, Inc.	295,476	9,629,563
Windstream Corp.	46,057	566,041

		30,875,868

Electric Utilities — 1.0%
Allegheny Energy, Inc.	16,800	411,936
American Electric Power Co., Inc.	48,760	1,766,575
Duke Energy Corp.	140,424	2,486,909
Edison International	33,100	1,138,309
Entergy Corp.	19,400	1,484,682
Exelon Corp.	67,974	2,894,333
FirstEnergy Corp.(b)	32,601	1,256,442
NextEra Energy, Inc.(b)	42,300	2,300,697
Northeast Utilities	18,200	538,174
Pepco Holdings, Inc.	23,800	442,680
Pinnacle West Capital Corp.	9,600	396,192
PPL Corp.	45,800	1,247,134
Progress Energy, Inc.	29,683	1,318,519
Southern Co.	84,500	3,146,780

		20,829,362

Electrical Equipment — 0.3%
Emerson Electric Co.	78,000	4,107,480
Rockwell Automation, Inc.(b)	15,300	944,469
Roper Industries, Inc.	9,800	638,764

		5,690,713

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)	35,614	1,188,439
Amphenol Corp. (Class A Stock)	18,700	915,926
Corning, Inc.	162,900	2,977,812
FLIR Systems, Inc.(a)(b)	14,900	382,930
Jabil Circuit, Inc.	23,600	340,076

Molex, Inc.	15,000	313,950

		6,119,133

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	42,698	1,818,935
Cameron International Corp.(a)	24,600	1,056,816
Diamond Offshore Drilling, Inc.(b)	7,800	528,606
FMC Technologies, Inc.(a)(b)	11,700	798,993
Halliburton Co.	95,200	3,148,264
Helmerich & Payne, Inc.	10,700	432,922
Nabors Industries Ltd.(a)	27,700	500,262
National Oilwell Varco, Inc.	42,800	1,903,316
Rowan Cos., Inc.(a)	13,200	400,752
Schlumberger Ltd.	139,718	8,608,026

		19,196,892

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.(b)	44,600	2,876,254
CVS Caremark Corp.	141,348	4,448,222
Kroger Co. (The)	66,546	1,441,386
Safeway, Inc.(b)	40,500	856,980
SUPERVALU, Inc.	22,310	257,234
Sysco Corp.	60,200	1,716,904
Walgreen Co.	98,800	3,309,800
Wal-Mart Stores, Inc.	209,500	11,212,440
Whole Foods Market, Inc.(a)(b)	16,200	601,182

		26,720,402

Food Products — 0.9%
Archer-Daniels-Midland Co.	65,326	2,085,206
Campbell Soup Co.	20,400	729,300
ConAgra Foods, Inc.	45,100	989,494
Dean Foods Co.(a)	20,800	212,368
General Mills, Inc.	68,300	2,495,682
H.J. Heinz Co.(b)	32,000	1,515,840
Hershey Co. (The)	16,400	780,476
Hormel Foods Corp.	7,300	325,580
JM Smucker Co. (The)	12,500	756,625
Kellogg Co.(b)	27,100	1,368,821
Kraft Foods, Inc. (Class A Stock)	178,653	5,513,231
McCormick & Co., Inc.	12,800	538,112
Mead Johnson Nutrition Co.	21,067	1,198,923
Sara Lee Corp.	68,100	914,583
Tyson Foods, Inc. (Class A Stock)(b)	33,400	535,068

		19,959,309

Gas Utilities
Nicor, Inc.	4,700	215,354
ONEOK, Inc.	11,000	495,440

		710,794

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	60,400	2,881,684
Becton Dickinson and Co.	24,600	1,822,860
Boston Scientific Corp. (a)(b)	160,467	983,663
C.R. Bard, Inc.	10,200	830,586
CareFusion Corp.(a)	19,475	483,759
DENTSPLY International, Inc.	16,200	517,914
Hospira, Inc.(a)	17,460	995,394
Intuitive Surgical, Inc.(a)(b)	4,100	1,163,334
Medtronic, Inc.	113,500	3,811,330
St. Jude Medical, Inc.(a)	33,800	1,329,692
Stryker Corp.	33,300	1,666,665
Varian Medical Systems, Inc.(a)(b)	13,100	792,550
Zimmer Holdings, Inc.(a)	21,000	1,098,930

		18,378,361

Healthcare Providers & Services — 1.0%
Aetna, Inc.	46,400	1,466,704
AmerisourceBergen Corp. (Class A Stock)	29,600	907,536
Cardinal Health, Inc.	37,750	1,247,260
CIGNA Corp.	28,400	1,016,152
Coventry Health Care, Inc.(a)	17,050	367,087
DaVita, Inc.(a)	9,400	648,882
Express Scripts, Inc.(a)	56,000	2,727,200
Humana, Inc.(a)	16,700	839,008

Laboratory Corp. of America Holdings(a)(b)	11,400	894,102
McKesson Corp.	28,230	1,744,049
Medco Health Solutions, Inc.(a)	46,798	2,436,304
Patterson Cos., Inc.	9,000	257,850
Quest Diagnostics, Inc.	16,300	822,661
Tenet Healthcare Corp.(a)	44,600	210,512
UnitedHealth Group, Inc.	117,200	4,114,892
WellPoint, Inc.(a)	42,900	2,429,856

		22,130,055

Healthcare Technology
Cerner Corp.(a)	7,100	596,329

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	44,300	1,692,703
Darden Restaurants, Inc.	13,950	596,781
International Game Technology	28,200	407,490
Marriott International, Inc. (Class A Stock)(b)	26,228	939,749
McDonald’s Corp.	110,500	8,233,355
Starbucks Corp.	77,200	1,974,776
Starwood Hotels & Resorts Worldwide, Inc.(b)	18,200	956,410
Wyndham Worldwide Corp.(b)	17,620	484,022
Wynn Resorts Ltd.	6,700	581,359
Yum! Brands, Inc.	47,500	2,187,850

		18,054,495

Household Durables — 0.2%
D.R. Horton, Inc.	31,100	345,832
Fortune Brands, Inc.	16,600	817,218
Harman International Industries, Inc.(a)	6,400	213,824
Leggett & Platt, Inc.	18,400	418,784
Lennar Corp. (Class A Stock)	17,200	264,536
Newell Rubbermaid, Inc.(b)	30,514	543,454
Pulte Group, Inc.(a)(b)	33,522	293,653
Stanley Black & Decker, Inc.	16,897	1,035,448
Whirlpool Corp.(b)	7,926	641,689

		4,574,438

Household Products — 1.2%
Clorox Co.(b)	14,500	968,020
Colgate-Palmolive Co.	50,900	3,912,174
Kimberly-Clark Corp.	42,700	2,777,635
Procter & Gamble Co. (The)	295,825	17,740,625

		25,398,454

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)	74,500	845,575
Constellation Energy Group, Inc.	21,200	683,488
NRG Energy, Inc.(a)(b)	27,000	562,140

		2,091,203

Industrial Conglomerates — 1.2%
3M Co.	73,700	6,390,527
General Electric Co.	1,107,800	18,001,750
Textron, Inc.(b)	24,500	503,720
Tyco International Ltd.	50,700	1,862,211

		26,758,208

Insurance — 1.9%
ACE Ltd.	34,700	2,021,275
AFLAC, Inc.	48,400	2,502,764
Allstate Corp. (The)	58,300	1,839,365
American International Group, Inc.(a)(b)	13,139	513,735
Aon Corp.(b)	30,100	1,177,211
Assurant, Inc.	12,100	492,470
Berkshire Hathaway, Inc. (Class B Stock)(a)	178,700	14,774,916
Chubb Corp.	33,700	1,920,563
Cincinnati Financial Corp.	19,037	549,217
Genworth Financial, Inc. (Class A Stock)(a)	51,200	625,664
Hartford Financial Services Group, Inc. (The)(b)	44,300	1,016,685
Lincoln National Corp.	32,018	765,871
Loews Corp.	33,975	1,287,652
Marsh & McLennan Cos., Inc.	56,800	1,370,016
MetLife, Inc.	92,800	3,568,160
Principal Financial Group, Inc.	35,800	927,936
Progressive Corp. (The)	71,900	1,500,553

Torchmark Corp.	10,000	531,400
Travelers Cos., Inc. (The)	49,535	2,580,774
Unum Group	39,010	864,071
XL Group PLC (Class A Stock)	37,600	814,416

		41,644,714

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.(a)	35,700	5,607,042
Expedia, Inc.	23,300	657,293
priceline.com, Inc.(a)(b)	4,700	1,637,198

		7,901,533

Internet Software & Services — 0.9%
Akamai Technologies, Inc.(a)	18,300	918,294
eBay, Inc.(a)(b)	115,000	2,806,000
Google, Inc. (Class A Stock)(a)	25,450	13,381,356
Monster Worldwide, Inc.(a)	16,200	209,952
VeriSign, Inc.(a)	19,800	628,452
Yahoo!, Inc.(a)(b)	133,300	1,888,861

		19,832,915

IT Services — 1.6%
Automatic Data Processing, Inc.	50,700	2,130,921
Cognizant Technology Solutions Corp. (Class A Stock)(a)	30,200	1,946,994
Computer Sciences Corp.	16,400	754,400
Fidelity National Information Services, Inc.	25,600	694,528
Fiserv, Inc.(a)(b)	15,600	839,592
International Business Machines Corp.	131,100	17,585,754
Mastercard, Inc. (Class A Stock)	10,100	2,262,400
Paychex, Inc.	33,100	909,919
SAIC, Inc.(a)(b)	29,000	463,420
Teradata Corp.(a)(b)	16,800	647,808
Total System Services, Inc.	19,096	291,023
Visa, Inc. (Class A Stock)	50,600	3,757,556
Western Union Co. (The)	70,010	1,237,077

		33,521,392

Leisure Equipment & Products — 0.1%
Eastman Kodak Co. (a)(b)	20,000	84,000
Hasbro, Inc.	13,600	605,336
Mattel, Inc.	38,251	897,368

		1,586,704

Life Sciences Tools & Services — 0.2%
Life Technologies Corp.(a)	18,201	849,805
PerkinElmer, Inc.	12,600	291,564
Thermo Fisher Scientific, Inc.(a)	44,900	2,149,812
Waters Corp.(a)	9,200	651,176

		3,942,357

Machinery — 1.0%
Caterpillar, Inc.	64,300	5,059,124
Cummins, Inc.	20,500	1,856,890
Danaher Corp.	53,800	2,184,818
Deere & Co.	43,900	3,063,342
Dover Corp.	19,800	1,033,758
Eaton Corp.	18,400	1,517,816
Flowserve Corp.	5,300	579,926
Illinois Tool Works, Inc.	51,200	2,407,424
PACCAR, Inc.	36,943	1,778,805
Pall Corp.(b)	12,000	499,680
Parker Hannifin Corp.	17,265	1,209,586
Snap-On, Inc.(b)	7,000	325,570

		21,516,739

Media — 1.5%
CBS Corp. (Class B Stock)(b)	73,734	1,169,421
Comcast Corp. (Class A Stock)	292,890	5,295,451
DIRECTV (Class A Stock)(a)(b)	92,900	3,867,427
Discovery Communications, Inc. (Class A Stock)(a)(b)	27,500	1,197,625
Gannett Co., Inc.	22,500	275,175
Interpublic Group of Cos., Inc. (The)(a)(b)	49,500	496,485
McGraw-Hill Cos., Inc. (The)	32,600	1,077,756
Meredith Corp.	3,600	119,916
New York Times Co. (The)(Class A Stock)(a)	8,000	61,920

News Corp. (Class A Stock)	234,300	3,059,958
Omnicom Group, Inc.	32,200	1,271,256
Scripps Networks Interactive, Inc. (Class A Stock)(b)	9,600	456,768
Time Warner Cable, Inc.	37,314	2,014,583
Time Warner, Inc.	117,466	3,600,333
Viacom, Inc. (Class B Stock)	64,034	2,317,391
Walt Disney Co. (The)	202,500	6,704,775
Washington Post Co. (The) (Class B Stock)(b)	600	239,646

		33,225,886

Metals & Mining — 0.6%
AK Steel Holding Corp.	11,900	164,339
Alcoa, Inc.	102,240	1,238,126
Allegheny Technologies, Inc.	10,200	473,790
Cliffs Natural Resources, Inc.	13,000	830,960
Freeport-McMoRan Copper & Gold, Inc.	48,894	4,175,059
Newmont Mining Corp.	50,600	3,178,186
Nucor Corp.	31,600	1,207,120
Titanium Metals Corp.(a)	5,700	113,772
United States Steel Corp.(b)	15,600	683,904

		12,065,256

Multiline Retail — 0.4%
Big Lots, Inc.(a)(b)	9,200	305,900
Family Dollar Stores, Inc.	14,300	631,488
J.C. Penney Co., Inc.	21,800	592,524
Kohl’s Corp.(a)	31,900	1,680,492
Macy’s, Inc.(b)	44,874	1,036,141
Nordstrom, Inc.	15,800	587,760
Sears Holdings Corp.(a)(b)	5,042	363,730
Target Corp.	75,900	4,056,096

		9,254,131

Multi-Utilities — 0.7%
Ameren Corp.(b)	24,500	695,800
CenterPoint Energy, Inc.(b)	41,800	657,096
CMS Energy Corp.(b)	21,500	387,430
Consolidated Edison, Inc.(b)	28,100	1,354,982
Dominion Resources, Inc.	62,932	2,747,611
DTE Energy Co.	16,600	762,438
Integrys Energy Group, Inc.	8,120	422,727
NiSource, Inc.	28,000	487,200
PG&E Corp.	37,900	1,721,418
Public Service Enterprise Group, Inc.	53,400	1,766,472
SCANA Corp.	11,300	455,616
Sempra Energy	25,619	1,378,302
TECO Energy, Inc.	20,500	355,060
Wisconsin Energy Corp.	12,300	710,940
Xcel Energy, Inc.	49,310	1,132,651

		15,035,743

Office Electronics — 0.1%
Xerox Corp.	145,663	1,507,612

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	51,054	2,912,631
Apache Corp.	37,314	3,647,817
Cabot Oil & Gas Corp.	11,500	346,265
Chesapeake Energy Corp.	68,300	1,546,995
Chevron Corp.	208,822	16,925,023
ConocoPhillips	154,477	8,871,614
Consol Energy, Inc.	22,500	831,600
Denbury Resources, Inc.(a)(b)	37,900	602,231
Devon Energy Corp.	46,600	3,016,884
El Paso Corp.	75,136	930,184
EOG Resources, Inc.	25,600	2,380,032
EQT Corp.	13,700	494,022
Exxon Mobil Corp.	528,699	32,668,311
Hess Corp.	30,900	1,826,808
Marathon Oil Corp.	73,282	2,425,634
Massey Energy Co. (b)	8,800	272,976
Murphy Oil Corp.	19,900	1,232,208
Noble Energy, Inc.(b)	18,600	1,396,674
Occidental Petroleum Corp.	83,500	6,538,050

Peabody Energy Corp.	27,900	1,367,379
Pioneer Natural Resources Co.	11,000	715,330
QEP Resources, Inc.	16,800	506,352
Range Resources Corp.	16,900	644,397
Southwestern Energy Co.(a)	37,000	1,237,280
Spectra Energy Corp.	65,762	1,482,933
Sunoco, Inc.	12,500	456,250
Tesoro Corp.	15,000	200,400
Valero Energy Corp.	57,100	999,821
Williams Cos., Inc. (The)	59,700	1,140,867

		97,616,968

Paper & Forest Products — 0.1%
International Paper Co.	46,973	1,021,663
MeadWestvaco Corp.	16,514	402,611

		1,424,274

Personal Products — 0.1%
Avon Products, Inc.	41,900	1,345,409
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	12,500	790,375

		2,135,784

Pharmaceuticals — 3.0%
Abbott Laboratories	158,800	8,295,712
Allergan, Inc.	31,200	2,075,736
Bristol-Myers Squibb Co.	177,070	4,800,368
Eli Lilly & Co.(b)	103,900	3,795,467
Forest Laboratories, Inc.(a)	31,100	961,923
Johnson & Johnson	284,848	17,649,182
King Pharmaceuticals, Inc.(a)	23,866	237,705
Merck & Co., Inc.	319,833	11,773,053
Mylan, Inc.(a)(b)	30,900	581,229
Pfizer, Inc.	836,270	14,358,756
Watson Pharmaceuticals, Inc.(a)	10,200	431,562

		64,960,693

Professional Services — 0.1%
Dun & Bradstreet Corp.	5,800	430,012
Equifax, Inc.	12,700	396,240
Robert Half International, Inc.	15,700	408,200

		1,234,452

Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co. (Class A Stock)(b)	15,633	334,234
AvalonBay Communities, Inc.	9,175	953,558
Boston Properties, Inc.	15,100	1,255,112
Equity Residential(b)	31,000	1,474,670
HCP, Inc.(b)	31,500	1,133,370
Health Care REIT, Inc.(b)	13,300	629,622
Host Hotels & Resorts, Inc.	66,782	967,003
Kimco Realty Corp.(b)	39,000	614,250
Plum Creek Timber Co., Inc.	18,800	663,640
ProLogis	48,600	572,508
Public Storage(b)	14,400	1,397,376
Simon Property Group, Inc.(b)	30,643	2,841,832
Ventas, Inc.	17,200	887,004
Vornado Realty Trust(b)	16,225	1,387,724
Weyerhaeuser Co.	56,198	885,680

		15,997,583

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	28,100	513,668

Road & Rail — 0.4%
CSX Corp.	40,600	2,245,992
Norfolk Southern Corp.	38,500	2,291,135
Ryder System, Inc.	4,900	209,573
Union Pacific Corp.	52,400	4,286,320

		9,033,020

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)(b)	63,200	449,352
Altera Corp.	30,800	928,928
Analog Devices, Inc.	29,700	931,986
Applied Materials, Inc.	137,900	1,610,672
Broadcom Corp. (Class A Stock)	44,650	1,580,164

First Solar, Inc.(a)(b)	4,800	707,280
Intel Corp.	576,400	11,084,172
KLA-Tencor Corp.(b)	17,900	630,617
Linear Technology Corp.	23,300	716,009
LSI Corp.(a)	72,800	331,968
MEMC Electronic Materials, Inc.(a)(b)	21,400	255,088
Microchip Technology, Inc.(b)	19,700	619,565
Micron Technology, Inc.(a)(b)	91,600	660,436
National Semiconductor Corp.	23,700	302,649
Novellus Systems, Inc.(a)	10,400	276,432
NVIDIA Corp.(a)(b)	58,450	682,696
Teradyne, Inc.(a)	19,800	220,572
Texas Instruments, Inc.(b)	128,000	3,473,920
Xilinx, Inc.(b)	27,900	742,419

		26,204,925

Software — 1.9%
Adobe Systems, Inc.(a)	54,600	1,427,790
Autodesk, Inc.(a)(b)	23,700	757,689
BMC Software, Inc.(a)	17,200	696,256
CA, Inc.	41,264	871,496
Citrix Systems, Inc.(a)(b)	18,200	1,241,968
Compuware Corp.(a)	21,200	180,836
Electronic Arts, Inc.(a)(b)	33,000	542,190
Intuit, Inc.(a)	32,400	1,419,444
McAfee, Inc.(a)	16,400	775,064
Microsoft Corp.	791,100	19,374,039
Novell, Inc.(a)	35,200	210,144
Oracle Corp.	403,100	10,823,235
Red Hat, Inc.(a)	18,800	770,800
Salesforce.com, Inc.(a)(b)	11,000	1,229,800
Symantec Corp.(a)	82,478	1,251,191

		41,571,942

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	8,700	342,084
AutoNation, Inc.(a)(b)	8,274	192,370
AutoZone, Inc.(a)(b)	3,300	755,403
Bed Bath & Beyond, Inc.(a)	27,300	1,185,093
Best Buy Co., Inc.	35,925	1,466,818
CarMax, Inc.(a)	21,200	590,632
GameStop Corp. (Class A Stock)(a)(b)	13,600	268,056
Gap, Inc. (The)	48,300	900,312
Home Depot, Inc. (The)	173,250	5,488,560
Limited Brands, Inc.(b)	27,906	747,323
Lowe’s Cos., Inc.	145,900	3,252,111
Office Depot, Inc.(a)	20,000	92,000
O’Reilly Automotive, Inc.(a)	12,900	686,280
RadioShack Corp.	11,900	253,827
Ross Stores, Inc.	13,300	726,446
Staples, Inc.	73,649	1,540,737
Tiffany & Co.(b)	11,700	549,783
TJX Cos., Inc.	42,800	1,910,164
Urban Outfitters, Inc.(a)(b)	13,100	411,864

		21,359,863

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	34,500	1,482,120
NIKE, Inc. (Class B Stock)(b)	40,100	3,213,614
Polo Ralph Lauren Corp. (Class A Stock)	6,500	584,090
V.F. Corp.	9,200	745,384

		6,025,208

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	49,900	611,774
People’s United Financial, Inc.	37,800	494,802

		1,106,576

Tobacco — 0.8%
Altria Group, Inc.	214,500	5,152,290
Lorillard, Inc.	16,347	1,312,828
Philip Morris International, Inc.	189,700	10,626,994
Reynolds American, Inc.	17,800	1,057,142

		18,149,254

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	12,400	659,556
W.W. Grainger, Inc.	6,900	821,859

		1,481,415

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A Stock)(a)	41,800	2,142,668
MetroPCS Communications, Inc.(a)	26,000	271,960
Sprint Nextel Corp.(a)	312,277	1,445,843

		3,860,471

TOTAL COMMON STOCKS (cost $811,246,456)		1,070,550,914

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.3%
Non-Residential Mortgage-Backed Securities — 0.8%
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(c)	A1	0.768%	05/08/15	$1,516	1,474,370
ARES CLO Funds (Cayman Islands), Ser. 2005-9A, Class A1A, 144A(c)	A2	0.791%	04/20/17	986	917,357
BA Credit Card Trust, Ser. 2006-C5, Class C5(c)	A3	0.657%	01/15/16	4,159	3,994,304
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aa1	0.704%	08/03/19	495	467,889
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.657%	02/20/15	1,500	1,443,738
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(c)	Aaa	0.843%	07/27/16	247	238,910
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(c)	A1	0.763%	07/22/20	842	770,827
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.786%	12/15/17	2,714	2,578,068
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(c)	Aa2	0.886%	07/15/16	295	283,579
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(c)	Aaa	0.765%	10/19/20	1,257	1,169,405
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(c)	Aaa	0.557%	06/01/17	500	468,750
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(c)	Aaa	0.791%	02/15/16	1,589	1,534,785
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	366	367,137
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(c)	Aa3	0.689%	08/22/16	693	652,588

					16,361,707

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.906%	03/25/33	625	447,694
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(c)	Baa2	3.181%	08/25/33	51	20,232
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(c)	Aa1	0.756%	03/25/34	3,240	2,524,647
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	485	447,715
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,028	893,860
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	C	0.776%	06/25/36	1,800	321,379
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.747%	01/20/35	480	434,223
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	0.786%	06/25/34	1,250	1,007,479
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Aa2	1.306%	12/27/33	1,468	1,157,201
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.156%	07/25/32	1,013	706,072
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.531%	09/25/32	1,052	873,168
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(c)	Aa2	1.021%	02/25/34	1,640	1,352,126
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(c)	Ca	0.506%	05/25/36	1,400	598,798

					10,784,594

TOTAL ASSET-BACKED SECURITIES (cost $30,432,947)					27,146,301

BANK LOANS — 0.4%

Cable
Insight Midwest Holding LLC(c)(d)	Ba3	1.260%	10/06/13	678	654,195
UPC Broadband Holdings(c)(d)	Ba3	4.251%	12/31/16	245	237,585

					891,780

Consumer
Pilot Travel Centers LLC(c)(d)	Ba2	3.937%	06/30/16	259	261,141

Electric
Texas Competitive Electric Holdings Co. LLC(c)(d)	B1	3.923%	10/10/14	970	752,289

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.(c)(d)	Ba3	2.539%	11/18/13	370	355,354
HCA, Inc.(c)(d)	Ba3	3.539%	03/31/17	886	857,149
Health Management Associates, Inc. Term B(c)(d)	B1	2.039%	02/28/14	1,095	1,032,176
Warner Chilcott Corp.(c)(d)	Ba3	6.000%	10/30/14	353	350,919
Warner Chilcott Corp.(c)(d)	Ba3	6.250%	04/30/15	170	170,202
Warner Chilcott Corp.(c)(d)	Ba3	6.250%	04/30/15	284	283,416

					3,049,216

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(c)(d)	Ba2	2.780%	11/08/14	980	972,650

Technology — 0.2%
First Data Corp.(c)(d)	B1	3.006%	09/24/14	1,398	1,229,438
First Data Corp.(c)(d)	B1	3.006%	09/24/14	1,025	902,105
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.507%	10/01/14	217	205,367
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.509%	10/01/14	753	714,678
Sensata Technologies (Netherlands)(c)(d)	B3	2.231%	04/27/13	333	319,055

					3,370,643

TOTAL BANK LOANS (cost $9,915,670)					9,297,719

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,925	2,127,337
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	B2	3.179%	02/25/35	731	638,284
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Caa1	3.042%	03/25/35	724	614,425
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Baa1	3.111%	02/25/37	1,938	1,902,084
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,115	1,130,521
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	2.973%	07/25/35	1,258	1,150,769
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	291	294,414
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004- 1, Class 4A3(c)	A1	2.879%	02/25/34	761	728,699
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(e)	5.000%	03/25/20	751	679,983

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $10,457,232)					9,266,516

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,801,895
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,113,554
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.658%	06/10/49	5,730	6,017,307
Bear Stearns Commercial Mortgage Securities, Ser. 2006- PW11, Class A4(c)	AAA(e)	5.456%	03/11/39	1,200	1,324,458
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(e)	5.440%	09/15/30	890	920,727
Commercial Mortgage Pass-Thru Certificates, Ser. 2006- C7, Class A4(c)	AAA(e)	5.767%	06/10/46	4,000	4,432,096
Commercial Mortgage Pass-Thru Certificate, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(e)	0.851%	03/10/39	8,584	30,798
Commercial Mortgage Pass-Thru Certificate, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,740	3,872,901
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	900	942,183
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(c)	AAA(e)	5.547%	02/15/39	4,330	4,767,022

CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,500	1,517,174
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(c)	AAA(e)	5.818%	08/15/38	3,000	3,249,787
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(e)	6.013%	05/15/46	2,100	2,253,845
GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.591%	03/10/40	19,066	55,104
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,610	2,783,938
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	1,400	1,509,564
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,955	4,098,417
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	2,100	2,184,461
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,039	3,205,024
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	5,537	5,832,008
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(c)	Aaa	4.999%	10/15/42	1,170	1,184,933
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	2,171,855
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(c)	Aaa	5.475%	04/15/43	2,436	2,659,824
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.062%	04/15/43	112,239	287,018
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(c)	Aaa	5.802%	06/15/49	2,000	2,089,367
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(e)	4.826%	08/15/29	5,000	5,230,151
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	751,988
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(c)	AA(e)	5.263%	11/15/40	1,390	1,426,118
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(c)	Aaa	5.661%	03/15/39	1,630	1,764,518
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	2,031,148
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(c)	AAA(e)	5.655%	05/12/39	3,400	3,710,306
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	5.908%	06/12/46	2,210	2,457,365
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	452,852
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(c)	Aaa	5.388%	03/12/44	1,500	1,639,287
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(e)	5.761%	10/15/42	2,600	2,882,981
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(e)	5.332%	12/15/43	1,580	1,721,317
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,755,587
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(e)	5.649%	06/11/42	1,040	1,138,085
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(c)	Aaa	5.418%	01/15/45	1,300	1,403,374
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.737%	05/15/43	5,188	5,722,311

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $90,724,899)					100,392,648

CORPORATE BONDS — 13.6%
Aerospace & Defense — 0.1%
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	975	997,781
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	475	498,193

					1,495,974

Airlines — 0.2%
American Airlines Pass-Thru Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,420	2,468,400
Continental Airlines, Inc., Pass-thru Certs., Ser. 01A1(d)	Baa2	6.703%	06/15/21	142	148,303
Continental Airlines, Inc., Pass-thru Certs., Ser. 092A	Baa2	7.250%	11/10/19	725	790,250
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	233	237,970
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	406	426,065
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	965	1,022,428

					5,093,416

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	527,975

Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	01/15/16	235	266,297

					794,272

Banking — 2.7%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	4,015	5,184,991
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,690	1,985,750
Bank of America Corp., Jr. Sub. Notes(b)(c)	Ba3	8.000%	12/29/49	2,100	2,166,234
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	185	194,110
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	A2	5.650%	05/01/18	1,660	1,758,778
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	1,330	1,440,012
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	850	874,829
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	1,300	1,291,503
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	715	752,572
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	613,581
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	314,488
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,382,583
Capital One Bank Corp., Sub. Notes	A3	6.500%	06/13/13	10	11,064
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	555	600,787
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,186,500
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	570	594,067
Citigroup Capital XIII (Capital Security, fixed to floating preferred)	Ba1	7.875%	10/30/40	20	500,000
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	790	882,372
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	415	524,221
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	2,008,163
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	706,138
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	600	741,805
Countrywide Financial Corp., Gtd. Notes, MTN(b)	A2	5.800%	06/07/12	1,160	1,232,261
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	4.375%	08/05/20	600	612,757
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,325	978,664
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	527,612
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,061,959
Goldman Sachs Group, Inc. (The), Sr. Notes(b)	A1	6.000%	06/15/20	700	769,921
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	625,509
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	810,090
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,775,220
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	117,455
ICICI Bank Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	1,670	1,678,438
Inter-American Development Bank (Supranational), Sr. Unsec’d. Notes(b)	Aaa	2.375%	08/15/17	2,005	2,040,509
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(b)(c)	Baa1	7.900%	04/29/49	2,000	2,143,260
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/17/11	175	177,089
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A2	8.000%	05/15/48	28	756,840
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,540,011
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(b)	Aa3	5.800%	01/13/20	1,770	1,854,217
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.770%	07/25/11	355	369,401
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	30	32,308
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,530	2,668,153
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,110	2,196,829
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	600	644,506
MUFG Capital Finance Corp. Ltd. (Cayman Islands), Gtd. Notes.(c)	Ba1	6.346%	07/25/49	800	801,818
PNC Funding Corp., Gtd. Notes.	A3	4.375%	08/11/20	530	542,180
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	390	461,216
Royal Bank of Scotland Group PLC (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	95	97,394
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,931,489
Stadshypotek AB (Sweden), Covered Notes, 144A	Aaa	1.450%	09/30/13	1,540	1,545,031
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	2.200%	07/29/15	655	663,784
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	772,176
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	90	91,681
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(c)	Ba1	7.700%	12/29/49	1,000	1,037,500

					58,271,826

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,850	409,312
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	164,500

					573,812

Building Materials & Construction — 0.1%
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	1,100	1,133,323

Cable — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	1,940	2,056,400
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	115	162,190
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	2,028,840
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	342,848
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	340,051
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	1,195	1,226,841
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,945	2,124,306
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,035,000
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,410	2,581,990
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	06/15/39	1,340	1,546,308

					13,444,774

Capital Goods — 0.2%
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(g)	Baa2	5.800%	10/15/12	460	496,753
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(g)	Baa2	6.375%	10/15/17	1,198	1,392,729
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(g)	Baa2	7.000%	10/15/37	390	449,299
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	480	491,246
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	360,160
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	604,954

					3,795,141

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	690	700,436
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,868,869
Dow Chemical Co. (The), Sr. Unsec’d. Notes(b)	Baa3	8.550%	05/15/19	1,000	1,262,690
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	40	56,619
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	867,846
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,642,800
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	500	515,000

					6,914,260

Consumer — 0.3%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,400	1,640,556
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,190	2,484,730
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,837,234
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	1,045	1,081,179

					7,043,699

Electric — 1.3%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	197,756
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,317,013
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	530	617,343
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	660	765,061
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	1,070	1,187,339
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	367,317
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	820	959,978
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	158,703
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	476,792
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	4.300%	06/15/20	240	264,645
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	631,709
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	920	1,085,078
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A(b)	A2	6.650%	04/30/38	930	1,198,618
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	846,232
Empresa Nacional de Electricidad S.A. (Chile), Sr. Unsec’d. Notes	Baa3	8.625%	08/01/15	1,160	1,426,983
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A(b)	A2	6.000%	10/07/39	1,260	1,302,744
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	213,726
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,375	1,473,878
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	441,142
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	553,565

Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	140	156,023
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	629,411
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,555	1,743,575
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	210	244,391
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	365,579
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,210	1,458,101
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	598,975
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	541,920
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	605	666,866
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	540,583
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	684,630
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,610	1,825,183
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	149,003
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.800%	05/01/37	515	597,152
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	685,852
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	294,733
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	530,953

					27,198,552

Energy-Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	860	879,449
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	1,045,567
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI	Baa2	6.750%	11/15/39	975	1,177,184
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	390	428,477
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,365	1,515,150

					5,045,827

Energy-Other — 0.4%
Anadarko Petroleum Corp., Unsec’d. Notes	Ba1	6.200%	03/15/40	295	287,591
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	180	198,352
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40	375	377,269
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	280	374,989
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	817	881,892
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	200	200,358
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	195	212,489
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,551,954
Valero Energy Corp., Gtd. Notes	Baa2	6.625%	06/15/37	250	251,061
Weatherford International Ltd. (Switzerland), Gtd. Notes(b)	Baa2	5.125%	09/15/20	685	700,262
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	25,279
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,805,363
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.250%	08/01/17	565	700,610

					7,567,469

Foods — 0.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%	01/15/20	1,100	1,241,670
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	6.875%	11/15/19	1,100	1,368,948
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.000%	11/15/39	1,160	1,642,102
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.200%	01/15/39	230	329,357
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,067,552
Bunge Ltd. Finance Corp., Gtd. Notes(b)	Baa2	8.500%	06/15/19	860	1,039,454
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(d)(g)	A2	6.000%	11/27/17	650	768,458
Delhaize America, Inc., Gtd. Notes	Baa3	9.000%	04/15/31	660	932,762
Delhaize Group (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	548,496
General Mills, Inc., Sr. Unsec’d. Notes(b)	Baa1	6.000%	02/15/12	684	729,549
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	405	514,250
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,660	1,943,638
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	233,024
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	575	591,912
Ralcorp Holdings, Inc., Sr. Sec’d. Notes	Baa3	6.625%	08/15/39	325	353,149
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,300	1,301,625
Tyson Foods, Inc., Gtd. Notes	Ba2	7.350%	04/01/16	785	868,406
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	235	244,769

					15,719,121

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,100	1,321,785
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	987,892
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	604,311
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	270	305,507
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,083,812
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	634,787
Merck & Co., Inc., Gtd. Notes	Aa3	6.000%	09/15/17	842	1,022,984
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	280	328,162

Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	246,636
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	440	510,227
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,165	1,289,668
Wyeth, Gtd. Notes	A1	5.950%	04/01/37	1,645	1,940,726
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	74,219

					11,350,716

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	06/15/11	430	444,756
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	548,403
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	704,699
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,200	1,257,419
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,470	1,497,939
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	115	134,371
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	400	458,680
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	477,789
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,205,594
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	01/15/16	335	375,704

					7,105,354

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	655	676,288
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	230	265,911
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	1,010,473
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	425	451,428
Berkshire Hathaway Finance Corp., Gtd. Notes(h)	Aa2	5.750%	01/15/40	805	888,516
Chubb Corp., Jr. Sub. Notes(c)	A3	6.375%	03/29/67	1,260	1,241,100
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	866,800
Lincoln National Corp., Jr. Sub. Notes(c)	Ba1	6.050%	04/20/67	250	218,125
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	496,935
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	751,920
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	649,612
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,185	1,259,719
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	435	459,940
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	97,351
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	322,314
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	801,790
Northwestern Mutual Life Insurance, Notes, 144A(b)	Aa2	6.063%	03/30/40	350	406,579
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,000	1,082,744
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	695,092
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,099,361
Progressive Corp. (The), Jr. Sub. Notes(c)	A2	6.700%	06/15/37	715	709,637
Teachers Insurance & Annuity Association of America, Notes, 144A	Aa2	6.850%	12/16/39	1,430	1,759,728
Travelers Cos., Inc. (The), Jr. Sub. Notes(c)	A3	6.250%	03/15/37	765	734,400
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	740	914,082
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	315	323,632
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	758,241
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	620,121
XL Capital Ltd. (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	117,218

					19,679,057

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(b)	Ba1	6.250%	02/15/13	1,585	1,686,044
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(b)	Ba1	6.750%	05/15/18	2,700	2,902,500

					4,588,544

Media & Entertainment — 0.4%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,587,500
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	835	845,174
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	235	253,036
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	115	135,520
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,515,259
Time Warner, Inc., Gtd. Notes(b)	Baa2	4.700%	01/15/21	280	296,684
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	425	461,068
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	914,744
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	192,175
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	853,212
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	420	489,575
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	620	727,871

					9,271,818

Metals — 0.4%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	2,440	2,466,062
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	865	991,644
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	4.500%	05/15/13	255	272,433
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	5.000%	06/01/15	755	837,092
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	500	557,284
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	120	139,141
Teck Resources Ltd. (Canada), Gtd. Notes(b)	Baa3	3.850%	08/15/17	390	401,900
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,540	2,647,950
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	745	853,741

					9,167,247

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	800	878,230
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	970	985,152
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	3,010	3,386,807
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G	Aa2	6.875%	01/10/39	730	838,328
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	585	603,144
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375%	03/25/13	1,750	1,758,750
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,000	992,328
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,825	2,853,431

					12,296,170

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	450	426,467

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes(b)	Baa3	7.300%	11/15/39	1,080	1,209,050
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	615	745,841

					1,954,891

Pipelines & Other — 0.2%
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	405	454,570
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	87,918
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,870,982
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	205	223,132

					4,636,602

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	873,456
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	784,888
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	697,752
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	32,068
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	760	772,133

					3,160,297

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	405,377
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	815,216
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	566,397
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	701,049
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	840	825,814
Simon Property Group LP, Sr. Unsec’d. Notes(b)	A3	6.125%	05/30/18	2,700	3,133,180

					6,447,033

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,240	1,292,018
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,580	1,813,184
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	435	480,211
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	980	1,003,275
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	335,818
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	1,000	1,240,562
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	345	414,851
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	330	344,025
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,120,000

					9,043,944

Technology — 0.4%
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	55	73,549
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	960	1,047,640
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	575	606,849
Microsoft Corp., Sr. Notes	Aaa	3.000%	10/01/20	1,705	1,700,608
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	48	50,979
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	985	1,014,550
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,845,297

					7,339,472

Telecommunications — 1.2%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	560	623,387
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	18	24,079
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,180	1,186,479
AT&T, Inc., Sr. Unsec’d. Notes, 144A	A2	5.350%	09/01/40	2,098	2,107,884
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,400	3,267,912
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	345	483,087
Embarq Corp., Sr. Unsec’d. Notes (original cost $349,979; purchased 05/12/06)(d)(g)	Baa3	7.082%	06/01/16	350	388,992
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06-04/10/07)(d)(g)	Baa3	7.995%	06/01/36	1,645	1,749,012
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	360	520,693
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	NR	8.000%	10/01/10	645	645,122
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	888,766
PCCW HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,415,265
Qwest Capital Funding, Inc., Gtd. Notes	Ba3	7.250%	02/15/11	720	734,400
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,195,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	182,647
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(b)	Baa2	7.175%	06/18/19	3,405	3,996,428
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	865	941,060
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	640	732,374
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	251,454
Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes	A3	5.500%	11/15/19	255	278,718
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	570	596,867
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	267,702
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	63,612

					24,540,940

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	1,995	2,674,220
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	900	1,218,242
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	187,323
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,256,214
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	670	766,923
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	830	911,179
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	299,205

					7,313,306

TOTAL CORPORATE BONDS (cost $269,264,399)					292,413,324

FOREIGN AGENCIES — 0.8%
Bank Nederlandse Gemeenten (Netherlands), Bonds, 144A	Aaa	1.750%	10/06/15	4,520	4,500,880
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,220	7,564,279
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.750%	10/05/15	3,665	3,662,031
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	406,000
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,189,250

TOTAL FOREIGN AGENCIES (cost $17,885,025)					18,322,440

FOREIGN LOCAL GOVERNMENT
Qatar Government International Bond (Qatar), Sr. Notes, 144A (cost $728,431)	Aa2	6.400%	01/20/40	730	868,700

MORTGAGE-BACKED SECURITIES — 12.3%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 -02/01/39	5,932	6,263,434
Federal Home Loan Mortgage Corp.		4.500%	TBA 15 YR	1,400	1,472,187
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	8,500	8,838,674
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 -05/01/34	8,078	8,617,136
Federal Home Loan Mortgage Corp.		5.000%	TBA 15 YR	6,000	6,362,814
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	8,000	8,402,496
Federal Home Loan Mortgage Corp.(c)		5.213%	12/01/35	1,855	1,978,818
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 -05/01/38	8,738	9,345,008
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	10,500	11,126,724
Federal Home Loan Mortgage Corp.(c)		5.502%	06/01/36	1,112	1,169,531

Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 12/01/33	1,893	2,086,103
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	500	535,390
Federal Home Loan Mortgage Corp.		6.500%	12/01/14 -09/01/16	190	204,735
Federal Home Loan Mortgage Corp.		7.000%	05/01/31 -10/01/32	829	939,956
Federal National Mortgage Association(c)		2.213%	07/01/33	647	671,486
Federal National Mortgage Association		4.000%	06/01/19	1,520	1,609,440
Federal National Mortgage Association		4.000%	TBA 15 YR	3,000	3,131,250
Federal National Mortgage Association		4.000%	TBA 30 YR	2,000	2,050,000
Federal National Mortgage Association		4.500%	11/01/18 -08/01/39	22,604	23,713,802
Federal National Mortgage Association		4.500%	TBA 30 YR	7,250	7,549,062
Federal National Mortgage Association		5.000%	10/01/18 -05/01/36	14,050	14,881,645
Federal National Mortgage Association		5.000%	TBA 30 YR	10,750	11,314,375
Federal National Mortgage Association		5.500%	03/01/16 -04/01/37	38,381	41,191,381
Federal National Mortgage Association		5.500%	TBA 30 YR	1,500	1,593,047
Federal National Mortgage Association(c)		5.675%	07/01/37	1,351	1,438,789
Federal National Mortgage Association(c)		5.825%	06/01/37	731	780,750
Federal National Mortgage Association		6.000%	04/01/13 -06/01/38	20,473	22,341,388
Federal National Mortgage Association		6.000%	TBA 30 YR	13,000	13,946,556
Federal National Mortgage Association		6.500%	07/01/17 -01/01/37	7,931	8,754,560
Federal National Mortgage Association		7.000%	08/01/11 -07/01/32	635	718,589
Federal National Mortgage Association		7.500%	05/01/12 -05/01/32	279	309,156
Government National Mortgage Association		4.000%	TBA 30 YR	2,500	2,575,013
Government National Mortgage Association		4.500%	TBA 30 YR	11,500	12,085,787
Government National Mortgage Association		5.000%	TBA 30 YR	7,000	7,452,816
Government National Mortgage Association		5.500%	08/15/33 -04/15/36	6,747	7,310,946
Government National Mortgage Association		6.000%	11/15/23 -07/15/34	2,197	2,406,182
Government National Mortgage Association		6.000%	TBA 30 YR	4,000	4,340,000
Government National Mortgage Association		6.500%	10/15/23 -09/15/36	4,232	4,722,978
Government National Mortgage Association		8.000%	01/15/24 -07/15/24	51	59,604

TOTAL MORTGAGE-BACKED SECURITIES (cost $253,999,248)					264,291,608

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,445,379
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	970	1,035,000
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	1,016,291
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,247,520
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,158,311
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	423,615
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	287,777
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	484,721
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	510,409
State of California, General Obligation Unlimited, BABs(b)	A1	7.300%	10/01/39	1,250	1,325,387
State of California, General Obligation Unlimited, BABs(b)	A1	7.500%	04/01/34	350	385,567
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	267,346
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	205	225,256
State of Illinois, General Obligation Unlimited, Ser. 3, BABs	A1	6.725%	04/01/35	90	89,670
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	332,596

TOTAL MUNICIPAL BONDS (cost $9,540,256)					10,234,845

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Banks		5.500%	07/15/36	1,950	2,385,486
Federal Home Loan Mortgage Corp.(b)		5.125%	11/17/17	420	498,377
Federal National Mortgage Association, Notes(b)		4.375%	10/15/15	2,205	2,500,840
Resolution Funding Corp. Interest Strip(i)		2.650%	04/15/18	2,645	2,199,436
Tennessee Valley Authority		4.500%	04/01/18	1,390	1,592,270
Tennessee Valley Authority		5.880%	04/01/36	85	106,640
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	360	452,501
Western Corporate Federal Credit Union, Gtd. Notes		1.750%	11/02/12	4,550	4,652,712

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,405,676)					14,388,262

U.S. TREASURY SECURITIES — 5.8%
U.S. Treasury Bonds	4.375%	05/15/40	4,820	5,413,487
U.S. Treasury Bonds(j)	6.250%	08/15/23	6,140	8,315,862
U.S. Treasury Bonds	8.000%	11/15/21	4,550	6,862,679
U.S. Treasury Inflation Indexed Note	1.375%	01/15/20	8,695	9,240,784
U.S. Treasury Notes(b)	0.375%	08/31/12	4,110	4,106,950
U.S. Treasury Notes	0.750%	09/15/13	675	677,215
U.S. Treasury Notes	1.250%	08/31/15	95	94,970
U.S. Treasury Notes	1.250%	09/30/15	1,680	1,677,376
U.S. Treasury Notes(b)	2.625%	08/15/20	9,420	9,508,312
U.S. Treasury Notes	2.750%	11/30/16	5,250	5,578,125
U.S. Treasury Notes	3.375%	11/15/19	5,145	5,542,534
U.S. Treasury Notes	3.625%	08/15/19	3,280	3,606,977
U.S. Treasury Notes	3.625%	02/15/20	3,160	3,465,878
U.S. Treasury Strips Coupon(k)	3.380%	05/15/24	9,985	6,328,323
U.S. Treasury Strips Coupon(k)	3.400%	08/15/24	11,695	7,321,304
U.S. Treasury Strips Coupon(k)	3.410%	11/15/24	14,565	9,005,001
U.S. Treasury Strips Coupon(k)	3.490%	08/15/21	3,500	2,527,959
U.S. Treasury Strips Coupon(k)	3.550%	11/15/21	2,500	1,784,780
U.S. Treasury Strips Coupon(k)	3.730%	08/15/22	2,150	1,482,984
U.S. Treasury Strips Coupon(k)	4.070%	11/15/23	17,430	11,306,039
U.S. Treasury Strips Coupon(k)	4.130%	02/15/24	10,000	6,409,620
U.S. Treasury Strips Principal(b)(i)	3.260%	08/15/23	6,000	3,968,634
U.S. Treasury Strips Principal(i)	3.820%	02/15/23	16,780	11,337,793

TOTAL U.S. TREASURY SECURITIES (cost $113,690,914)				125,563,586

TOTAL LONG-TERM INVESTMENTS (cost $1,631,291,153)				1,942,736,863

SHORT-TERM INVESTMENTS — 21.4%
U.S. TREASURY SECURITIES — 0.3%
U.S. Treasury Bill(l)	0.190%	03/17/11	2,000	1,998,330
U.S. Treasury Bill(l)	0.150%	12/16/10	4,700	4,698,712

TOTAL U.S. TREASURY SECURITIES (cost $6,696,749)				6,697,042

			Shares
AFFILIATED MUTUAL FUNDS — 21.1%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $144,576,317)(m)			14,844,520	131,967,787
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $321,754,790; includes $143,062,075 of cash collateral received for securities on loan)(m)(n)			321,754,790	321,754,790

TOTAL AFFILIATED MUTUAL FUNDS (cost $466,331,107)				453,722,577

TOTAL SHORT-TERM INVESTMENTS (cost $473,027,856)				460,419,619

TOTAL INVESTMENTS (o) — 111.5% (cost $2,104,319,009)				2,403,156,482
LIABILITIES IN EXCESS OF OTHER ASSETS(p) (11.5)%				(247,208,232)

NET ASSETS — 100.0%				$2,155,948,250

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $138,899,042; cash collateral of $143,062,075 (included in liabilities) was received with which the Portfolio purchased, highly liquid short-term investments.
(c)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.
(d)	Indicates a security that has been deemed illiquid.
(e)	Standard & Poor’s Rating.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $4,706,909. The aggregate value of $5,245,243 is approximately 0.2% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.
(j)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Rate shown reflects the effective yield at September 30, 2010.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of September 30, 2010, 3 securities representing $2,426,283 and 0.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
	Long Positions:
254	2 Year U.S. Treasury Notes	Dec. 2010	$55,599,985	$55,749,031	$149,046
1838	5 Year U.S. Treasury Notes	Dec. 2010	220,532,099	222,153,891	1,621,792
6	S&P 500 E-mini	Dec. 2010	334,753	341,010	6,257
257	S&P 500 Index	Dec. 2010	70,604,121	73,032,975	2,428,854

					4,205,949

	Short Positions:
943	10 Year U.S. Treasury Notes	Dec. 2010	118,119,765	118,862,203	(742,438)
336	U.S. Long Bond	Dec. 2010	45,149,972	44,929,500	220,472
48	U.S. Ultra Bond	Dec. 2010	6,914,070	6,781,500	132,570

					(389,396)

					$3,816,553

Interest rate swap agreements outstanding at September 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/(Receivable)	Unrealized Appreciation/ (Depreciation)
Barclays Bank, PLC(1)	08/11/20	$3,545	2.828%	3 month LIBOR	$98,597	$—	$98,597
Morgan Stanley Capital Services(1)	08/10/20	4,250	2.833%	3 month LIBOR	120,463	—	120,463
Barclays Bank, PLC(2)	08/16/20	2,215	2.751%	3 month LIBOR	(45,171)	—	(45,171)
Morgan Stanley Capital Services(2)	07/23/20	2,215	2.890%	3 month LIBOR	(77,651)	—	(77,651)

					$96,238	$—	$96,238

LIBOR—London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2010:

Counterparty	Termination Date	Notional Amount (000)# (2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Barclays Bank PLC	09/20/12	$2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$6,558	$—	$6,558
Deutsche Bank AG	09/20/11	1,000	1.000%	DISH DBS Corp., 6.625%, 10/01/14	1,608	7,722	(6,114)
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(100,597)	(32,292)	(68,305)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	5,310	55,723	(50,413)
Deutsche Bank AG	06/20/13	2,000	1.000%	United States Steel Corp., 6.650%, 06/01/37	114,349	89,186	25,163
Deutsche Bank AG	03/20/14	1,585	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(310,240)	—	(310,240)
Deutsche Bank AG	06/20/18	2,800	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(44,113)	—	(44,113)
JPMorgan Chase Bank	06/20/14	1,110	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	46,551	—	46,551
Merrill Lynch Capital Services, Inc.	09/20/16	785	1.730%	Tyson Foods, Inc., 7.350%, 04/01/16	15,885	—	15,885
Merrill Lynch Capital Services, Inc.	06/20/18	1,800	3.050%	SLM Corp., 5.125%, 08/27/12	230,237	—	230,237
Merrill Lynch Capital Services, Inc.	06/20/18	2,700	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	66,942	—	66,942
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(25,149)	(11,672)	(13,477)
Morgan Stanley Capital Services, Inc.	03/20/18	1,400	0.700%	Avon Products, Inc., 6.500%, 03/01/19	613	—	613
Morgan Stanley Capital Services, Inc.	06/20/18	1,600	1.000%	Newell Rubbermaid, Inc., 07/15/28	51,303	—	51,303
Morgan Stanley Capital Services, Inc.	06/20/18	2,700	0.970%	Simon Property Group LP, 5.250%, 12/01/16	96,784	—	96,784

					$156,041	$108,667	$47,374

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2010 categorized by risk exposure:

Derivative Fair Value at 9/30/2010
Credit contracts	$47,374
Equity contracts	2,435,111
Interest rate contracts	1,477,680

Total	$3,960,165

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$13,935,424	$2,426,283
Residential Mortgage-Backed Securities	—	10,784,594	—
Bank Loans	—	9,297,719	—
Collateralized Mortgage Obligations	—	9,266,516	—
Commercial Mortgage-Backed Securities	—	100,392,648	—
Common Stocks	1,070,550,914	—	—
Corporate Bonds	—	292,413,324	—
Foreign Agencies	—	18,322,440	—
Foreign Local Government	—	868,700	—
Mortgage-Backed Securities	—	264,291,608	—
Municipal Bonds	—	10,234,845	—
U.S. Government Agency Obligations	—	14,388,262	—
U.S. Treasury Securities	—	132,260,628	—
Affiliated Mutual Funds	453,722,577	—	—
Other Financial Instruments*
Futures Contracts	3,816,553	—	—
Interest Rate Swaps	—	96,238	—
Credit Default Swaps	—	47,374	—

Total	$1,528,090,044	$876,600,320	$2,426,283

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Diversified Bond Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.1%
ASSET-BACKED SECURITIES — 12.8%
Non-Residential Mortgage-Backed Securities — 7.9%
Alfa Diversified Payment Rights Finance Co. SA (Luxembourg), Ser. 1A, Class A, 144A(a)	Ba1	1.892%	03/15/11	$382	$362,425
ARES CLO Funds (Cayman Islands), 144A
Ser. 2003-7AW, Class A1A(a)	A1	0.768%	05/08/15	888	863,267
Ser. 2004-8A, Class A1A(a)	Aa3	0.738%	02/26/16	1,759	1,662,037
Ser. 2005-9A, Class A1A(a)	A2	0.791%	04/20/17	3,452	3,210,750
Ser. 2005-10A, Class A2(a)	Aa3	0.531%	09/18/17	2,048	1,925,756
Ser. 2005-10A, Class A3(a)	Aa3	0.531%	09/18/17	1,680	1,576,126
BA Credit Card Trust
Ser. 2006-C5, Class C5(a)	A3	0.657%	01/15/16	5,750	5,522,300
Ser. 2007-A3, Class A3(a)	Aaa	0.277%	11/15/16	1,000	986,303
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2005-3A, Class A2, 144A(a)	Aa3	0.728%	07/25/17	1,500	1,398,750
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.057%	02/15/17	2,100	2,043,317
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aa1	0.561%	06/20/17	5,750	5,431,450
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aa1	0.704%	08/03/19	4,951	4,678,894
Citibank Credit Card Issuance Trust
Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	6,857,081
Ser. 2005-C2, Class C2(a)	Baa2	0.726%	03/24/17	2,320	2,147,583
Ser. 2005-C3, Class C3(a)	Baa2	0.667%	07/15/14	5,280	5,135,118
Ser. 2006-A7, Class A7(a)	Aaa	0.352%	12/17/18	6,000	5,863,196
Ser. 2006-C1, Class C1(a)	Baa2	0.657%	02/20/15	6,320	6,082,948
COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A(a)	Aaa	2.368%	04/20/19	2,000	2,000,000
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)	Aaa	0.731%	04/20/19	1,900	1,783,530
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.843%	07/27/16	990	955,640
Ford Credit Auto Owner Trust, Ser. 2006-B, Class C	Aaa	5.680%	06/15/12	2,100	2,145,219
Four Corners CLO (Cayman Islands), 144A
Ser. 2005-1A, Class A3(a)	Aa3	0.589%	03/26/17	2,985	2,798,809
Ser. 2006-3A, Class A(a)	A1	0.763%	07/22/20	2,106	1,927,068
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class B, 144A(a)	A3	0.906%	08/26/19	1,488	1,062,743
Granite Ventures Ltd. (Cayman Islands), 144A
Ser. 2005-1A, Class A1(a)	Aaa	0.589%	05/24/15	1,323	1,297,830
Ser. 2005-2A, Class A1(a)	Aaa	0.786%	12/15/17	3,562	3,383,714
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa2	0.886%	07/15/16	1,179	1,134,316
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aa1	0.678%	05/09/18	2,764	2,617,220
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	A2	0.636%	11/15/17	3,867	3,479,914
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.765%	10/19/20	1,451	1,349,314
LCM LP (Cayman Islands), 144A
Ser. 2004-2A, Class A(a)	Aaa	0.833%	10/22/16	1,000	950,000
Ser. 2005-3A, Class A(a)	Aaa	0.557%	06/01/17	2,500	2,343,750

MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	A3	1.607%	10/15/14	1,900	1,889,613
Ser. 2004-C2, Class C2(a)	A3	1.157%	11/15/16	9,800	9,480,805
Ser. 2005-A10, Class A10(a)	Aaa	0.317%	11/15/15	2,400	2,381,005
Ser. 2006-C1, Class C1(a)	A3	0.677%	07/15/15	14,600	14,125,919
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(a)	Aaa	0.791%	02/15/16	2,416	2,332,874
Pacifica CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A1, 144A(a)	Aa1	1.108%	07/10/15	1,644	1,602,632
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13	1,840	1,967,770
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa3	0.689%	08/22/16	1,385	1,305,175
Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A(a)(b)	Aa2	1.018%	01/21/16	3,530	3,353,046

					123,415,207

Residential Mortgage-Backed Securities — 4.9%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Aa2	1.156%	09/25/33	2,062	1,691,587
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Baa2	3.181%	10/25/31	638	416,724
Ser. 2003-AR3, Class M6(a)	Ba3	5.577%	10/25/33	1,600	164,789
Ser. 2004-R8, Class M1(a)	Aa1	0.896%	09/25/34	950	791,586
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(a)	CC(c)	1.606%	10/25/32	134	7,691
Argent Securities, Inc.
Ser. 2003-W2, Class M4(a)	Baa1	5.267%	09/25/33	2,400	1,809,607
Ser. 2004-W6, Class M1(a)	Aa2	0.806%	05/25/34	4,381	3,267,588
Ser. 2004-W10, Class A2(a)	Aaa	0.646%	10/25/34	1,802	1,621,034
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Aa2	1.306%	08/25/33	2,525	2,047,341
Asset Backed Securities Corp. Home Equity
Ser. 2003-HE3, Class M1(a)	Aa3	1.502%	06/15/33	1,866	1,523,587
Ser. 2004-HE5, Class M1(a)	Aa2	0.856%	08/25/34	2,600	2,117,796
Bear Stearns Asset Backed Securities Trust
Ser. 2004-HE2, Class M1(a)	Aa2	0.856%	03/25/34	4,892	3,969,945
Ser. 2004-HE3, Class M2(a)	A2	1.981%	04/25/34	2,798	2,359,392
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	Ca	3.631%	03/25/33	348	34,731
Centex Home Equity, Ser. 2004-B, Class AF6	Aaa	4.186%	03/25/34	1,300	1,316,439
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	A3	1.336%	11/25/34	162	85,510
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	B2	2.506%	08/25/32	139	54,174
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,300	1,130,787
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B2	0.736%	09/25/35	3,600	2,527,718
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF6, Class M2(a)	Caa3	0.696%	05/25/36	2,575	1,123,287
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.306%	12/25/33	357	271,478
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Aaa	1.231%	11/25/33	3,802	3,251,695
HSBC Home Equity Loan Trust
Ser. 2004-1, Class A(a)	Aaa	0.607%	09/20/33	1,965	1,821,591
Ser. 2004-1, Class M(a)	Aa2	0.777%	09/20/33	1,781	1,602,124
Ser. 2006-1, Class M1(a)	Aa1	0.537%	01/20/36	1,066	907,863
Ser. 2006-2, Class A1(a)	Aaa	0.407%	03/20/36	293	273,344
Ser. 2006-2, Class A2(a)	Aaa	0.437%	03/20/36	355	329,111
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.556%	03/25/36	3,200	1,154,672
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	1.006%	02/25/34	4,250	3,515,825
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	Aa2	1.036%	02/25/34	3,770	3,190,376
Merrill Lynch Mortgage Investors, Inc.
Ser. 2004-HE2, Class M1(a)	AA+(c)	1.056%	08/25/35	1,000	702,677
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.516%	06/25/35	3,032	2,400,208
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	B3	3.406%	11/25/32	174	52,698
Ser. 2003-HE1, Class M1(a)	Aa2	1.456%	05/25/33	1,973	1,583,078
Ser. 2004-NC1, Class M1(a)	Aa2	1.306%	12/27/33	1,193	940,226
Ser. 2004-OP1, Class M1(a)	Aa1	0.836%	11/25/34	3,688	2,953,434
Ser. 2004-WMC1, Class M1(a)	Aa1	1.186%	06/25/34	3,176	2,807,320
Ser. 2004-WMC2, Class M1(a)	Aa1	1.171%	07/25/34	2,985	2,498,640

New Century Home Equity Loan Trust
Ser. 2003-4, Class M1(a)	Aa2	1.381%	10/25/33	5,006	4,142,455
Ser. 2004-4, Class M1(a)	Aa1	0.766%	02/25/35	3,048	2,583,218
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	1.056%	12/25/34	1,233	1,153,401
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221%	02/25/34	1,000	989,064
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Aaa	1.381%	12/25/32	726	596,015
Securitized Asset Backed Receivables LLC Trust
Ser. 2004-NC1, Class M1(a)	Aa2	0.776%	02/25/34	4,452	3,478,792
Ser. 2006-FR1, Class M1(a)	Caa3	0.656%	11/25/35	2,000	370,212
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	1.021%	02/25/35	99	82,219
Structured Asset Investment Loan Trust
Ser. 2004-2, Class A4(a)	AAA(c)	0.961%	03/25/34	2,297	1,844,753
Ser. 2004-7, Class A8(a)	AAA(c)	1.456%	08/25/34	1,400	1,118,704
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.256%	07/25/32	1,345	1,014,750

					75,691,256

TOTAL ASSET-BACKED SECURITIES (cost $196,366,186)					199,106,463

BANK LOANS — 2.6%
Cable — 0.4%
Charter Communications Operating LLC(a)(b)	Ba1	2.260%	03/06/14	327	318,468
Charter Communications Operating LLC, Term C, Refi.(a)(b)	Ba1	3.540%	09/06/16	2,651	2,586,303
Insight Midwest Holding LLC(a)(b)	Ba3	1.260%	10/06/13	1,789	1,726,347
UPC Broadband Holdings(a)(b)	Ba3	4.251%	12/31/16	1,620	1,572,309

					6,203,427

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)(b)	B3	2.510%	07/20/15	409	370,369
Capital Safety Group Ltd.(a)(b)	B3	3.010%	07/20/16	1,091	987,131

					1,357,500

Consumer — 0.1%
Huish Detergents, Inc.(a)(b)	Ba2	2.010%	04/26/14	204	194,519
Pilot Travel Centers LLC(a)(b)	Ba2	3.937%	06/30/16	971	979,281

					1,173,800

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.923%	10/10/14	1,940	1,504,578

Gaming — 0.2%
MotorCity Casino Hotel(b)	B3	8.500%	07/13/12	3,253	3,210,457

Healthcare & Pharmaceutical — 0.8%
HCA, Inc.(a)(b)	Ba3	2.539%	11/18/13	462	444,193
HCA, Inc.(a)(b)	Ba3	3.539%	03/31/17	1,108	1,071,436
Health Management Associates, Inc., Term B(a)(b)	B1	2.039%	02/28/14	1,865	1,757,815
PTS Acquisitions Corp.(a)(b)	Ba3	2.506%	04/10/14	3,773	3,475,163
Royalty Pharma Finance Trust(b)	Baa3	7.750%	05/15/15	4,000	4,160,000
Warner Chilcott Corp.(a)(b)	Ba3	6.000%	10/30/14	557	553,723
Warner Chilcott Corp.(a)(b)	Ba3	6.250%	04/30/15	269	268,564
Warner Chilcott Corp.(a)(b)	Ba3	6.250%	04/30/15	447	447,209

					12,178,103

Non-Captive Finance — 0.4%
American General Financial Services Corp.(b)	B1	7.250%	04/21/15	3,225	3,237,094
International Lease Finance Corp.(a)(b)	Ba2	5.039%	03/17/15	1,990	2,019,173
International Lease Finance Corp.(a)(b)	Ba3	5.289%	03/17/16	1,460	1,477,861

					6,734,128

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(a)(b)	Ba2	2.780%	11/08/14	1,504	1,493,018

Retailers — 0.1%
Neiman Marcus Group(a)(b)	B2	2.294%	04/06/13	1,410	1,364,019

Technology — 0.3%
First Data Corp.(a)(b)	B1	3.006%	09/24/14	978	861,100
First Data Corp.(a)(b)	B1	3.006%	09/24/14	1,864	1,639,250
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	2.507%	10/01/14	650	616,102
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	2.509%	10/01/14	2,260	2,144,033

					5,260,485

TOTAL BANK LOANS (cost $41,404,782)					40,479,515

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,379	1,398,275
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	291	294,413
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	A1	2.879%	02/25/34	2,132	2,040,356
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(c)	5.000%	03/25/20	1,153	1,043,156

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,000,826)					4,776,200

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.3%
Banc of America Commercial Mortgage, Inc.
Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	275	277,363
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	3,510	3,671,873
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	2,800	2,873,698
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	5,000	5,156,089
Ser. 2007-4, Class A3(a)	AAA(c)	5.808%	02/10/51	6,460	6,987,588
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,590,686
Bear Stearns Commercial Mortgage Securities
Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	1,255	1,264,670
Ser. 2005-T20, Class A2(a)	Aaa	5.127%	10/12/42	1,999	1,997,719
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	4,024	4,272,436
Citigroup Commercial Mortgage Trust
Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	7,000	7,331,914
Ser. 2007-C6, Class A3(a)	Aaa	5.698%	12/10/49	4,850	5,201,643
Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	93	94,188
Ser. 2006-CD2, Class AAB(a)	Aaa	5.378%	01/15/46	3,000	3,193,417
Commercial Mortgage Pass-Through Certificates
Ser. 2006-C7, Class A3(a)	AAA(c)	5.705%	06/10/46	2,703	2,806,120
Ser. 2006-C7, Class A4(a)	AAA(c)	5.767%	06/10/46	4,000	4,432,096
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	7,484	7,749,943
Credit Suisse First Boston Mortgage Securities Corp.
Ser. 2001-CP4, Class B	AAA(c)	6.330%	12/15/35	1,400	1,442,547
Ser. 2005-C3, Class A3	Aaa	4.645%	07/15/37	3,950	4,098,450
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(c)	5.547%	02/15/39	4,400	4,844,087
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	3,810	3,924,734
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	7,430	7,670,033
Ser. 2007-C4, Class A2(a)	Aaa	5.805%	09/15/39	470	488,293
First Union National Bank-Bank of America Commercial Mortgage Trust, Ser. 2001-C1, Class A2	Aaa	6.136%	03/15/33	973	974,778
GE Capital Commercial Mortgage Corp.
Ser. 2006-C1, Class A4(a)	AAA(c)	5.335%	03/10/44	4,300	4,724,978
Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	10,717	11,094,985
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG3, Class A2	Aaa	4.305%	08/10/42	384	391,405
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	6,447	6,519,443
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	5,283,475
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	5,943	6,157,871
GS Mortgage Securities Corp. II
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	4,000	4,105,201
Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	6,920	7,198,320
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2005-LDP4, Class AM(a)	Aaa	4.999%	10/15/42	1,820	1,843,228
Ser. 2005-LDP5, Class A2	Aaa	5.198%	12/15/44	1,110	1,150,441
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,377,168
Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	1,640	1,790,686
Ser. 2006-LDP7, Class A2(a)	Aaa	5.858%	04/15/45	4,388	4,465,289
Ser. 2007-LD11, Class A2(a)	Aaa	5.802%	06/15/49	10,590	11,063,197
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	4,285	4,553,838

LB-UBS Commercial Mortgage Trust
Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	4,477,803
Ser. 2005-C7, Class AM(a)	AA(c)	5.263%	11/15/40	2,100	2,154,567
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	230	232,212
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	7,773,691
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	1,875	1,931,558
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	6,000	6,193,443
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	3,481	3,644,995
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(c)	5.655%	05/12/39	7,920	8,642,830
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-1, Class A4(a)	AAA(c)	5.416%	02/12/39	3,000	3,322,593
Ser. 2006-2, Class A4(a)	Aaa	5.908%	06/12/46	2,625	2,918,816
Ser. 2006-3, Class ASB(a)	Aaa	5.382%	07/12/46	2,095	2,246,352
Ser. 2006-4, Class A2(a)	Aaa	5.112%	12/12/49	4,500	4,625,921
Ser. 2007-7, Class A2(a)	Aaa	5.693%	06/12/50	347	361,312
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	5,415	5,644,993
Morgan Stanley Capital I
Ser. 2005-HQ6, Class A2A	AAA(c)	4.882%	08/13/42	264	269,764
Ser. 2006-HQ8, Class A4(a)	Aaa	5.388%	03/12/44	5,000	5,464,289
Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,475	2,696,367
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,535,345
Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,500	5,677,151
Ser. 2006-T23, Class A3(a)	AAA(c)	5.805%	08/12/41	1,318	1,426,851
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	3,649	3,794,091
Ser. 2005-C20, Class A4(a)	Aaa	5.243%	07/15/42	28	27,850
Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	3,438	3,711,385
Ser. 2006-C24, Class A3(a)	Aaa	5.558%	03/15/45	2,050	2,273,045
Ser. 2006-C25, Class A4(a)	Aaa	5.737%	05/15/43	6,000	6,618,576
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	4,726	4,851,419
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	430	440,776
Ser. 2006-C28, Class A3	Aaa	5.679%	10/15/48	3,549	3,818,433
Ser. 2007-C33, Class A2(a)	Aaa	5.858%	02/15/51	5,000	5,222,216
Ser. 2007-C33, Class A3(a)	Aaa	5.903%	02/15/51	4,564	4,859,465
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,755,759

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $241,385,849)					269,677,758

CORPORATE BONDS — 42.4%
Aerospace & Defense — 0.2%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	734,180
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	2,520	2,598,750

					3,332,930

Airlines — 1.0%
American Airlines Pass Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,750	2,805,000
Continental Airlines 2000-2 Class A-2 Pass Through Trust, Pass-thru Certs., Ser. 00A2	Baa2	7.487%	10/02/10	7,954	7,963,545
Continental Airlines 2001-1 Class A-1 Pass Through Trust, Pass-thru Certs., Ser. 01A1(b)	Baa2	6.703%	06/15/21	3	2,798
Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B	Ba1	7.373%	12/15/15	1,005	980,027
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	5.983%	04/19/22	1,817	1,876,297
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	1,507	1,580,701
UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, Class A	Baa2	6.636%	07/02/22	1,129	1,126,675

					16,335,043

Automotive — 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes	Ba1	4.625%	09/15/20	825	837,808
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	9.875%	08/10/11	3,100	3,283,427
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	703,967

					4,825,202

Banking — 6.2%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Notes, 144A, MTN(b)	Ba1	8.200%	06/25/12	1,500	1,580,700
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,785	3,596,563
Bank of America Corp., Jr. Sub. Notes(a)(d)	Ba3	8.000%	12/29/49	3,500	3,610,390
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	4,590	4,969,666
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	790	813,077
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,610	1,913,271
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,918,563
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	767,446
Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A(a)	A3	5.506%	12/29/49	3,050	3,026,963
Citigroup Capital XIII (Capital Security, fixed to floating preferred)(a)	Ba1	7.875%	10/30/40	45	1,125,000
Citigroup, Inc., Sr. Unsec’d. Notes(d)	A3	5.375%	08/09/20	2,055	2,126,169
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	2,239,315
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	4,120	5,204,318
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,375	1,699,969
Countrywide Financial Corp., Gtd. Notes, MTN(d)	A2	5.800%	06/07/12	3,670	3,898,619
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	4.375%	08/05/20	880	898,710
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	3,065	2,263,852
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,181,159
Goldman Sachs Group, Inc. (The), Sr. Notes(d)	A1	6.000%	06/15/20	2,420	2,661,726
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,355	1,502,981
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%	09/01/17	3,195	3,580,934
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	440	457,347
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.500%	10/30/15	4,035	4,217,612
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	1,107,777
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	09/15/37	1,625	1,822,324
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	2,650	3,073,579
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba1	7.250%	08/29/49	2,380	2,356,436
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(d)	Baa1	7.900%	04/29/49	2,180	2,336,153
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	5,100	5,222,946
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,603,233
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(d)	Aa3	5.800%	01/13/20	2,650	2,776,087
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.050%	08/15/12	1,500	1,609,967
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.110%	01/29/37	1,785	1,745,230
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	4,035	4,255,335
Morgan Stanley, Sr. Unsec’d. Notes(d)	A2	5.500%	07/24/20	2,000	2,060,436
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,635	2,743,433
PNC Funding Corp., Gtd. Notes	A3	4.375%	08/11/20	1,000	1,022,981
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,525	1,659,449
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	1,720	1,763,353
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	2.200%	07/29/15	1,025	1,038,746
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	2,019,931

					96,471,746

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	6.875%	05/02/18	2,740	643,900

Building Materials & Construction — 0.8%
Centex Corp., Gtd. Notes(d)	B1	5.700%	05/15/14	2,500	2,562,500
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A(d)	Ba3	11.750%	09/10/14	1,220	1,332,850
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, Reg.-S	Ba3	11.750%	09/10/14	1,000	1,092,500
KB Home, Gtd. Notes	B1	6.375%	08/15/11	447	454,264
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,770,513
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15	4,695	4,744,598

					12,957,225

Cable — 2.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	3,175	3,492,500
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	2,300	2,426,500
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	10,830	11,479,800
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	1,065	1,502,024
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	3,110	3,396,704
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	929,205
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.850%	05/01/17	1,420	1,619,104
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	5,520	6,583,356
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	1,115	1,330,698

					32,759,891

Capital Goods — 1.1%
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A	B2	8.625%	08/01/15	1,300	1,339,000
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, Reg.-S	A3	7.625%	04/09/19	2,165	2,667,107
Marfrig Overseas Ltd. (Cayman Islands), Gtd. Notes, 144A	B1	9.500%	05/04/20	855	907,368
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250%	04/29/15	2,475	2,597,265
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	6,215,326
Textron, Inc., Sr. Unsec’d. Notes(d)	Baa3	7.250%	10/01/19	2,350	2,783,312

					16,509,378

Chemicals — 1.1%
CF Industries, Inc., Gtd. Notes	B1	6.875%	05/01/18	785	844,856
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	836,311
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,394,488
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	2,450	3,093,590
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	1,450	2,052,452
INVISTA, Gtd. Notes, 144A (original cost $1,549,535; purchased 03/10/10-03/11/10)(b)(f)	Ba3	9.250%	05/01/12	1,519	1,537,988
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A(d)	Ba3	8.000%	11/01/17	2,100	2,294,250
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	6.500%	01/15/12	1,440	1,497,600
Union Carbide Corp., Gtd. Notes	Ba2	7.875%	04/01/23	3,058	3,210,900

					17,762,435

Consumer
Realogy Corp., Gtd. Notes, PIK	Caa3	11.000%	04/15/14	2	1,470

Electric — 3.5%
AES Corp. (The), Sr. Sec’d. Notes, 144A(d)	Ba3	8.750%	05/15/13	4,979	5,053,685
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,096,074
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	6.000%	02/02/18	600	617,214
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,328,390
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa3	8.350%	08/01/13	625	722,072
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A(d)	A2	6.000%	10/07/39	3,200	3,308,557
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa3	7.375%	01/15/14	3,700	4,185,806
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	548,015
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	2,262,726
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,900	2,036,631
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	06/15/12	750	812,130
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	1,150	1,281,620
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	3.125%	09/16/15	2,175	2,172,799
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	5,795	6,497,760
Listrindo Capital BV (Netherlands), Gtd. Notes, Reg.-S	Ba2	9.250%	01/29/15	615	697,625
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	4,205	4,315,381
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	2,981	3,058,840
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,457,766

North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,563,824; purchased 09/22/09)(f)	Ba3	10.875%	06/01/16	1,600	1,748,000
NRG Energy, Inc., Gtd. Notes	B1	7.250%	02/01/14	1,200	1,231,500
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.800%	09/01/18	1,460	1,788,247
Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, Reg.-S	B2	11.500%	02/12/15	1,910	2,143,975
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	2,294,234
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,181,919

					53,840,966

Energy — Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	1,375	1,406,096
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,510	1,644,589
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	3,325	4,014,498
Hess Corp., Sr. Unsec’d. Notes	Baa2	5.600%	02/15/41	1,780	1,857,254
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	615	675,676

					9,598,113

Energy — Other — 0.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	540	595,056
Anadarko Petroleum Corp., Unsec’d. Notes	Ba1	6.200%	03/15/40	430	419,200
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40	615	618,721
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	5.125%	09/15/40	340	354,106
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	3,727	4,021,304
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,750	1,873,048
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	1,165	1,190,956

					9,072,391

Foods — 1.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	6.875%	11/15/19	2,200	2,737,896
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	1,640	2,127,428
Aramark Corp., Gtd. Notes	B3	8.500%	02/01/15	2,000	2,080,000
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	2,720	2,740,400
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,035,000
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	2,770	3,265,844
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,005	1,176,720
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500%	11/01/14	1,285	1,355,364
New Albertsons, Inc., Unsec’d. Notes	Ba3	7.500%	02/15/11	1,500	1,528,125
Ralcorp Holdings, Inc., Sr. Sec’d. Notes	Baa3	6.625%	08/15/39	510	554,172
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/14	1,315	1,512,250
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	2,525	2,528,156
Tyson Foods, Inc., Gtd. Notes	Ba2	7.350%	04/01/16	1,000	1,106,250
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	1,705	1,775,880

					25,523,485

Gaming — 0.2%
MGM Resorts International, Sr. Sec’d. Notes, 144A(d)	B1	9.000%	03/15/20	1,120	1,178,800
MGM Resorts International, Sr. Sec’d. Notes	B1	10.375%	05/15/14	1,115	1,240,438
MGM Resorts International, Sr. Sec’d. Notes	B1	13.000%	11/15/13	675	793,125

					3,212,363

Healthcare & Pharmaceutical — 1.0%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B1	12.375%	11/01/14	1,650	1,835,625
Express Scripts, Inc., Gtd. Notes	Baa3	6.250%	06/15/14	3,450	3,960,955
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550%	03/30/12	2,500	2,682,270
Mylan, Inc., Gtd. Notes, 144A	B1	7.625%	07/15/17	2,030	2,159,412
Omega Healthcare Investors, Inc., Sr. Notes, 144A	Ba2	6.750%	10/15/22	1,625	1,609,766
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	3,500	3,692,500

					15,940,528

Healthcare Insurance — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,213,061
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,348,535
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	4,217,592
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	2,610	3,049,629
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	760	871,491
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	195	227,241
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	02/15/38	2,000	2,392,952
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	08/15/20	1,140	1,181,610

					16,502,111

Insurance — 2.7%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	2,475	2,797,988
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	1,820	1,879,150
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%	10/01/15	315	320,513
American International Group, Inc., Sr. Unsec’d. Notes, MTN(d)	A3	5.850%	01/16/18	3,700	3,829,500
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,571,281
Chubb Corp., Jr. Sub. Notes(a)(d)	A3	6.375%	03/29/67	1,775	1,748,375
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,321,088
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	305,375
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,441,180
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,627,247
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,639,873
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	2,820	2,991,749
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	2,000	2,545,398
Northwestern Mutual Life Insurance, Notes, 144A(d)	Aa2	6.063%	03/30/40	500	580,828
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	923,170
Progressive Corp. (The), Jr. Sub. Notes(a)	A2	6.700%	06/15/37	1,015	1,007,387
Teachers Insurance & Annuity Association of America, Notes, 144A	Aa2	6.850%	12/16/39	2,310	2,842,637
Travelers Cos., Inc. (The), Jr. Sub. Notes	A3	6.250%	03/15/37	1,110	1,065,600
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	500	513,702
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	6,820	7,116,547
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)	Ba1	6.500%	12/31/49	1,880	1,551,000
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	149,186

					41,768,774

Lodging — 0.6%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	10.000%	10/01/14	2,350	2,552,688
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	3,060	3,281,850
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	980	1,042,475
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Ba1	5.750%	02/01/18	2,150	2,156,809

					9,033,822

Media & Entertainment — 3.2%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	242,689
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14	4,800	5,717,458
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	B1	13.500%	08/15/15	5,205	5,946,373
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	5.750%	06/01/11	2,240	2,268,000
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	1,100	1,138,500
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	254,863
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	1,350	1,366,448
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	435	468,387
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	210	247,472
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,694,934
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750%	09/01/12	2,285	2,293,569
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	4.950%	04/01/14	7,000	7,262,633
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(d)	Baa3	8.600%	08/15/16	4,750	5,528,420
Sinclair Broadcast Group, Inc., Gtd. Notes(d)	B2	8.000%	03/15/12	2,900	2,905,800
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,503,877
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	1,440	1,768,095
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	09/15/14	860	933,445
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.250%	04/30/16	2,470	2,897,246
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	1,240	1,445,411
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	580	680,911
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,177,308

					49,741,839

Metals — 1.9%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	2,100	2,122,430
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	1,550	1,676,350
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,095	2,338,544
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	2,600	2,756,000
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	2,025	2,321,478
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	9.000%	05/01/19	5,785	8,072,858
Teck Resources Ltd. (Canada), Gtd. Notes	Baa3	3.850%	08/15/17	525	541,020
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa3	10.250%	05/15/16	287	348,705
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa3	10.750%	05/15/19	828	1,042,700
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	2,000	2,040,000
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	690	788,296
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	1,400	1,604,345
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	3,430	3,593,992

					29,246,718

Non-Captive Finance — 2.8%
Ally Financial, Inc., Gtd. Notes	B3	6.875%	09/15/11	2,260	2,330,625
Ally Financial, Inc., Gtd. Notes	B3	7.250%	03/02/11	1,660	1,689,050
American General Finance Corp., Sr. Unsec’d. Notes, MTN(d)	B3	6.900%	12/15/17	2,000	1,670,000
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	1,300	1,410,666
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, Reg.-S, MTN(a)	Baa2	2.176%	02/15/12	834	819,690
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	1,500	1,576,738
General Electric Capital Australia Funding Pty Ltd. (Australia), Gtd. Notes, MTN	Aa2	6.000%	04/15/15	AUD4,440	4,081,576
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,675	1,701,164
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(g)(h)	Aa2	6.000%	08/07/19	6,315	7,105,543
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(d)	Ba3	6.500%	09/01/14	2,875	3,083,438
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.750%	06/15/11	3,105	3,120,525
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	7.400%	09/29/36	6,100	5,329,180
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa3	1.255%	07/03/33	2,935	1,790,456
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	4,150	3,951,966
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	3,200	3,232,205

					42,892,822

Packaging — 0.7%
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	3,505	3,789,781
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625%	07/15/13	6,600	7,044,695

					10,834,476

Paper — 1.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(d)	Ba3	8.125%	05/15/11	3,965	4,113,687
International Paper Co., Sr. Unsec’d. Notes(d)	Baa3	7.300%	11/15/39	1,000	1,119,491
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	2,205	2,674,112
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	4,400	4,847,704
Rock-Tenn Co., Sr. Sec’d. Notes	Ba2	8.200%	08/15/11	3,000	3,138,750

					15,893,744

Pipelines & Other — 0.4%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,798,733
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,721,946
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	2,240	2,322,188

					6,842,867

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes(d)	Baa2	5.750%	11/15/17	1,450	1,672,144

Real Estate Investment Trusts — 1.2%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,262,364
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,390,298
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	100	98,311
ProLogis, Sr. Unsec’d. Notes	Baa2	7.375%	10/30/19	1,650	1,665,140
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	6.750%	08/15/19	1,545	1,771,072
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	4.200%	02/01/15	765	820,867
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.750%	05/15/14	980	1,126,774
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,355,207
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15	4,000	4,466,140

					17,956,173

Retailers — 1.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	2,000	2,207,866
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,525	1,561,219
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	1,800	1,876,500
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	7,800	8,268,000
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	1,640	1,705,600

					15,619,185

Structured Note — 0.5%
Dow Jones CDX North America High Yield, Pass-thru Certs., Ser. 5-T3, 144A	Caa3	8.250%	12/29/10	7,488	7,488,075

Technology — 1.9%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(d)	Ba3	8.125%	12/15/17	1,530	1,614,150
Amphenol Corp., Sr. Unsec’d. Notes	Baa3	4.750%	11/15/14	2,475	2,685,170
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	195	197,923
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,600	1,746,067
Microsoft Corp., Sr. Notes	Aaa	3.000%	10/01/20	2,735	2,727,955
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	121	128,508
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A(d)	Ba1	6.875%	05/01/20	2,225	2,174,937
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	2,115	2,178,450
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,910	3,433,800
Sensata Technologies BV (Netherlands), Gtd. Notes(d)	Caa1	8.000%	05/01/14	2,586	2,676,510
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	2,500	2,506,250
SunGard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	1,600	1,634,000
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,747,025
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,147,394
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	925,693

					29,523,832

Telecommunications — 2.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	795	884,987
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	103	137,783
AT&T, Inc., Sr. Unsec’d. Notes, 144A	A2	5.350%	09/01/40	3,453	3,469,267
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	328	456,695
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.750%	05/01/17	3,000	3,315,000
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,960	4,030,425
Embarq Corp., Sr. Unsec’d. Notes (original cost $5,123,868; purchased 05/12/06-01/12/09)(b)(f)	Baa3	7.082%	06/01/16	5,600	6,223,868
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(b)(f)	Baa3	7.995%	06/01/36	1,250	1,329,036
Qwest Capital Funding, Inc., Gtd. Notes	Ba3	7.250%	02/15/11	1,925	1,963,500
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.542%	06/15/13	3,750	3,918,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.375%	05/01/16	1,100	1,300,750
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	3,300	3,621,750
Sprint Capital Corp., Gtd. Notes	Ba3	7.625%	01/30/11	5,235	5,320,069
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	2,710	2,948,293
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	5,987

					38,926,160

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	3,715	5,353,111
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	2,075	2,375,173

					7,728,284

TOTAL CORPORATE BONDS (cost $612,642,621)					660,458,092

FOREIGN AGENCIES — 2.0%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba1	6.850%	07/02/37	190	177,705
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, Reg.-S, MTN	Ba1	6.850%	07/02/37	4,470	4,180,737
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	2,650	2,853,459
GAZ Capital SA For Gazprom (Luxembourg), Sec’d. Notes, 144A	Baa1	8.125%	07/31/14	2,810	3,185,978
GAZ Capital SA For Gazprom (Luxembourg), Sec’d. Notes, Reg.-S	Baa1	8.125%	07/31/14	600	678,750
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	4,740	5,901,300
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	2,055	2,558,475
Gazprom International SA For Gazprom (Luxembourg), Gtd. Notes, 144A	BBB+(c)	7.201%	02/01/20	846	916,191
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN	A1	4.500%	03/23/15	1,785	1,881,080
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	A1	3.250%	09/20/16	4,275	4,269,785
National Power Corp. (Philippines), 144A(a)	BB-(c)	4.589%	08/23/11	1,530	1,570,239
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	2,240	1,424,640
Petronas Capital Ltd. (Malaysia), Gtd. Notes, Reg.-S	A1	7.875%	05/22/22	1,245	1,698,338

TOTAL FOREIGN AGENCIES (cost $28,007,956)					31,296,677

MUNICIPAL BONDS — 0.9%
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,380	1,472,474
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,375	1,478,730
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	2,050	2,557,416
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	695	709,428
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	450	470,907
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	615	701,420
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	800	808,568
State of California, General Obligation Unlimited, BABs(d)	A1	7.300%	10/01/39	2,280	2,417,507
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	725	796,637
State of Illinois, General Obligation Unlimited, Ser. 3, BABs	A1	6.725%	04/01/35	120	119,559
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	425	463,454
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43	1,400	1,474,634

TOTAL MUNICIPAL BONDS (cost $12,351,199)					13,470,734

SOVEREIGNS — 2.2%
Argentina Bonos (Argentina), Sr. Unsec’d. Notes	B(c)	7.000%	10/03/15	2,325	1,985,550
Hungary Government Bond (Hungary), Bonds
Ser. 15/A	Baa1	8.000%	02/12/15	HUF693,400	3,607,641
Ser. 19/A	Baa1	6.500%	06/24/19	HUF682,020	3,296,708
Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes	B3	11.000%	07/27/12	EUR620	889,590
Mexican Bonos (Mexico), Bonds
Ser. M 10	Baa1	8.000%	12/17/15	MXN32,440	2,837,099
Ser. M 30	Baa1	10.000%	11/20/36	MXN56,741	6,071,843
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(i)	Baa3	3.070%	05/31/18	1,581	1,276,710

Poland Government Bond (Poland), Bonds
Ser. 1015	A2	6.250%	10/24/15	PLN9,910	3,569,830
Ser. 1019	A(c)	5.500%	10/25/19	PLN10,160	3,513,685
Qatar Government International Bond (Qatar), Sr. Notes, 144A	Aa2	6.400%	01/20/40	2,445	2,909,550
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, Reg.-S	B2	6.385%	06/26/12	1,340	1,353,400
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	B2	9.250%	09/15/27	3,180	2,329,350

TOTAL SOVEREIGNS (cost $32,946,730)					33,640,956

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.9%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19	1,061	1,126,464
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	10,000	10,398,440
Federal Home Loan Mortgage Corp.		5.000%	07/01/19 - 12/01/19	2,424	2,587,333
Federal Home Loan Mortgage Corp.		5.500%	10/01/33 - 06/01/34	3,598	3,887,096
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	23,000	24,372,824
Federal Home Loan Mortgage Corp.		6.000%	11/01/33 - 06/01/34	3,656	4,011,756
Federal Home Loan Mortgage Corp.		6.500%	07/01/32 - 09/01/32	1,851	2,055,165
Federal Home Loan Mortgage Corp.		7.000%	10/01/32	305	344,168
Federal National Mortgage Association		4.000%	05/01/19	785	830,925
Federal National Mortgage Association		4.500%	06/01/18 - 02/01/39	8,434	8,955,393
Federal National Mortgage Association		4.500%	TBA 30 YR	9,750	10,152,187
Federal National Mortgage Association		5.000%	01/01/19 - 01/01/20	4,596	4,905,498
Federal National Mortgage Association		5.500%	12/01/16 - 09/01/34	14,920	16,085,861
Federal National Mortgage Association		6.000%	09/01/17 - 11/01/36	8,902	9,712,515
Federal National Mortgage Association		6.000%	TBA 30 YR	24,500	26,283,894
Federal National Mortgage Association		6.500%	12/01/14 - 11/01/33	4,125	4,596,139
Federal National Mortgage Association		7.000%	05/01/32 - 06/01/32	408	463,321
Government National Mortgage Association		4.500%	TBA 30 YR	4,500	4,729,221
Government National Mortgage Association		5.500%	01/15/33 - 01/15/36	6,498	7,025,629
Government National Mortgage Association		6.000%	12/15/32 - 11/15/34	5,312	5,828,691
Government National Mortgage Association		6.000%	TBA 30 YR	1,000	1,085,000
Government National Mortgage Association		6.500%	09/15/32 - 11/15/33	3,632	4,052,463
Government National Mortgage Association		7.500%	10/15/25 - 02/15/26	88	100,830

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $148,593,279)					153,590,813

U.S. GOVERNMENT TREASURY SECURITIES — 2.7%
U.S. Treasury Bonds		4.375%	05/15/40	2,890	3,245,846
U.S. Treasury Notes		0.750%	09/15/13	2,210	2,217,251
U.S. Treasury Notes(d)		1.250%	08/31/15	5,950	5,948,143
U.S. Treasury Notes		1.250%	09/30/15	2,100	2,096,720
U.S. Treasury Notes		2.625%	08/15/20	4,180	4,219,188
U.S. Treasury Strips Coupon(j)		3.820%	11/15/22	37,000	25,171,692

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $41,394,360)					42,898,840

TOTAL LONG-TERM INVESTMENTS (cost $1,360,093,788)					1,449,396,048

SHORT-TERM INVESTMENTS — 16.3%

				Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(k) (cost $164,700,915)				16,649,555	148,014,546
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $106,301,023; includes $61,271,942 of cash collateral received for securities on loan)(k)(l)				106,301,023	106,301,023

TOTAL SHORT-TERM INVESTMENTS (cost $271,001,938)					254,315,569

TOTAL INVESTMENTS(m) — 109.4% (cost $1,631,095,726)					1,703,711,617
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (9.4)%					(145,725,349)

NET ASSETS — 100.0%					$1,557,986,268

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard & Poor’s Rating.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,739,203; cash collateral of $61,271,942 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $9,541,027. The aggregate value of $10,838,892 is approximately 0.7% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.
(j)	Rate shown reflects the effective yield at September 30, 2010.
(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	As of September 30, 2010, 11 securities representing $22,502,858 and 1.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward currency contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
59	2 Year Euro-Schatz	Dec. 2010	$8,804,424	$8,773,911	$(30,513)
114	2 Year U.S. Treasury Notes	Dec. 2010	24,966,140	25,021,219	55,079
1278	5 Year U.S. Treasury Notes	Dec. 2010	153,178,494	154,468,266	1,289,772
55	10 Year Euro-Bund	Dec. 2010	9,832,191	9,854,473	22,282
253	10 Year U.S. Treasury Notes	Dec. 2010	31,880,436	31,889,859	9,423
30	Long Gilt Future	Dec. 2010	5,868,918	5,858,808	(10,110)
376	U.S. Long Bond	Dec. 2010	49,959,877	50,278,250	318,373
8	U.S. Ultra Bond	Dec. 2010	1,105,260	1,130,250	24,990

					1,679,296

	Short Position:
20	10 Year Australian Bond	Dec. 2010	2,092,484	2,085,351	7,133

					$1,686,429

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Forward currency contracts outstanding at September 30, 2010:

Forward Currency Contract	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)(1)
Purchased:
Australian Dollar expiring 10/22/10	Citibank NA	AUD	3,417	$3,248,174	$3,293,245	$45,071
Australian Dollar expiring 10/22/10	Goldman Sachs Group LP	AUD	2,438	2,328,500	2,350,310	21,810
Canadian Dollar expiring 10/21/10	Citibank NA	CAD	4,721	4,576,258	4,586,647	10,389
Canadian Dollar expiring 10/21/10	UBS AG	CAD	3,191	3,112,100	3,099,575	(12,525)
Euro expiring 10/26/10	Citibank NA	EUR	3,452	4,653,100	4,705,540	52,440
Euro expiring 10/26/10	Citibank NA	EUR	4,321	5,822,420	5,889,781	67,361
Euro expiring 10/26/10	JPMorgan Chase & Co.	EUR	1,731	2,328,500	2,359,984	31,484
Euro expiring 10/26/10	UBS AG	EUR	2,283	3,112,100	3,111,163	(937)
Japanese Yen expiring 10/26/10	Citibank NA	JPY	252,670	2,999,154	3,027,405	28,251
Kazakhstan Tenge expiring 12/15/10	Morgan Stanley	KZT	765,887	5,253,000	5,184,327	(68,673)
Mexican Peso expiring 10/21/10	Morgan Stanley	MXN	38,976	3,112,100	3,087,876	(24,224)
New Zealand Dollar expiring 10/22/10	Citibank NA	NZD	3,163	2,322,056	2,316,708	(5,348)
New Zealand Dollar expiring 10/22/10	Goldman Sachs Group LP	NZD	4,210	3,112,100	3,083,022	(29,078)
New Zealand Dollar expiring 10/22/10	JPMorgan Chase & Co.	NZD	3,164	2,336,600	2,317,367	(19,233)
Norwegian Krone expiring 10/25/10	Morgan Stanley	NOK	17,347	2,947,200	2,945,610	(1,590)
Norwegian Krone expiring 10/25/10	Morgan Stanley	NOK	32,284	5,435,609	5,482,003	46,394
Philippine Peso expiring 12/13/10	UBS AG	PHP	322,667	7,258,285	7,294,846	36,561
Polish Zloty expiring 10/25/10	Citibank NA	PLN	6,829	2,336,600	2,344,825	8,225
Russian Ruble expiring 10/08/10	Goldman Sachs Group LP	RUB	319,646	10,165,252	10,444,067	278,815
Swedish Krona expiring 10/25/10	UBS AG	SEK	15,923	2,328,500	2,360,812	32,312
Swedish Krona expiring 10/25/10	UBS AG	SEK	22,479	3,294,646	3,332,750	38,104
Swedish Krona expiring 10/25/10	Morgan Stanley	SEK	66,528	9,669,798	9,863,522	193,724
Singapore Dollar expiring 10/22/10	Morgan Stanley	SGD	20,258	15,273,527	15,402,746	129,219
Swiss Franc expiring 10/25/10	UBS AG	CHF	3,041	3,104,700	3,095,056	(9,644)
Swiss Franc expiring 10/25/10	Morgan Stanley	CHF	17,245	17,521,718	17,553,168	31,450
Turkish Lira expiring 10/27/10	Morgan Stanley	TRY	3,397	2,336,600	2,337,545	945

				129,988,597	130,869,900	881,303

Sold:
Hungarian Forint expiring 10/25/10	Citibank NA	HUF	1,346,920	6,403,264	6,626,549	(223,285)
Japanese Yen expiring 10/26/10	JPMorgan Chase & Co.	JPY	261,937	3,104,700	3,138,435	(33,735)
Kazakhstan Tenge expiring 12/15/10	Morgan Stanley	KZT	275,979	1,855,322	1,868,116	(12,794)
Kazakhstan Tenge expiring 12/15/10	Morgan Stanley	KZT	106,965	720,300	724,048	(3,748)
Kazakhstan Tenge expiring 12/15/10	Goldman Sachs Group LP	KZT	106,965	720,300	724,048	(3,748)
Kazakhstan Tenge expiring 12/15/10	UBS AG	KZT	275,979	1,855,322	1,868,116	(12,794)
Mexican Peso expiring 10/21/10	JPMorgan Chase & Co.	MXN	103,572	8,096,102	8,205,514	(109,412)
Polish Zloty expiring 10/25/10	Goldman Sachs Group LP	PLN	9,503	3,187,699	3,262,827	(75,128)
Singapore Dollar expiring 10/22/10	Morgan Stanley	SGD	3,088	2,335,865	2,348,095	(12,230)
Swiss Franc expiring 10/25/10	UBS AG	CHF	11,660	11,857,494	11,868,880	(11,386)

				$40,136,368	$40,634,628	(498,260)

						$383,043

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(c)
Barclays Bank PLC(a)	08/16/20	$3,445	2.751%	3 month LIBOR	$(70,254)	$—	$(70,254)
Barclays Bank PLC(b)	08/11/20	5,515	2.828%	3 month LIBOR	153,389	—	153,389
Morgan Stanley Capital Services, Inc.(a)	07/23/20	3,450	2.890%	3 month LIBOR	(120,946)	—	(120,946)
Morgan Stanley Capital Services, Inc.(b)	08/10/20	6,580	2.833%	3 month LIBOR	186,504	—	186,504

					$148,693	$—	$148,693

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of September 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit Default Swaps on Corporate Issues - Buy Protection(1):
Barclays Bank PLC	06/20/11		$2,240	5.000%	Gannett Co., Inc. 6.375%, due 04/01/2012	$(66,725)	$(25,033)	$(41,692)
Citibank NA	03/20/12		6,900	5.000%	XL Capital Ltd. 5.250%, due 09/15/2014	(410,260)	(205,425)	(204,835)
Citibank NA	06/20/14		4,800	1.000%	CBS Corp. 4.625%, due 05/15/2018	(16,931)	280,673	(297,604)
Credit Suisse International	12/20/12		1,500	1.000%	Gatx Corp. 5.500%, due 02/15/2012	15,755	11,171	4,584
Credit Suisse International	06/20/14		2,500	1.000%	Centex Corp. 5.250%, due 06/15/2015	49,596	(12,963)	62,559
Credit Suisse International	03/20/15		4,695	1.000%	Toll Brothers Financial Corp. 5.150%, due 05/15/2015	193,547	32,768	160,779
Deutsche Bank AG	03/20/12		1,100	5.000%	Gannett Co., Inc. 6.375%, due 04/01/2012	(55,328)	(17,760)	(37,568)
Deutsche Bank AG	12/20/12		7,800	1.000%	Macy’s Retail Holdings, Inc. 8.000%, due 07/15/2012	20,706	219,565	(198,859)
Deutsche Bank AG	06/20/13		6,600	1.000%	Sealed Air Corp. 5.625%, due 07/15/2013	42,013	76,750	(34,737)
Deutsche Bank AG	06/20/13		3,750	1.000%	Qwest Corp. 7.200%, due 11/10/2026	(11,849)	51,303	(63,152)
Deutsche Bank AG	09/20/13		2,600	1.000%	Masco Corp. 6.125%, due 10/03/2016	86,830	73,071	13,759
Deutsche Bank AG	03/20/14		980	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/2012	(191,820)	—	(191,820)
Deutsche Bank AG	06/20/14		7,000	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	304,212	419,703	(115,491)
Deutsche Bank AG	03/20/18		3,700	3.700%	American International Group, Inc. 6.250%, due 05/01/2036	(300,195)	—	(300,195)
Goldman Sachs International, Inc.	03/20/14		3,400	0.700%	Duke Energy Corp. 5.650%, due 06/15/2013	(39,268)	—	(39,268)
JPMorgan Chanse Bank	06/20/14		4,150	5.000%	SLM Corp. 5.125%, due 08/27/2012	(38,700)	602,566	(641,266)
JPMorgan Chanse Bank	09/20/16		4,750	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	434,372	504,422	(70,050)
JPMorgan Chanse Bank	09/20/19		4,400	1.000%	MeadWestvaco Corp. 7.950%, due 02/15/2031	331,664	77,690	253,974
Merrill Lynch Capital Services, Inc.	09/20/16		1,000	1.730%	Tyson Foods, Inc. 7.350%, due 04/01/16	20,235	—	20,235
Morgan Stanley Capital Services, Inc.	06/20/13	EUR	3,700	1.650%	Itraxx Euro zero, due 06/20/13	(112,754)	(93,663)	(19,091)

						$255,100	$1,994,838	$(1,739,738)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$100,912,349	$22,502,858
Residential Mortgage-Backed Securities	—	75,691,256	—
Bank Loans	—	34,962,015	5,517,500
Collateralized Mortgage Obligations	—	4,776,200	—
Commercial Mortgage-Backed Securities	—	269,677,758	—
Corporate Bonds	—	660,458,092	—
Foreign Agencies	—	31,296,677	—
Municipal Bonds	—	13,470,734	—
Sovereigns	—	33,640,956	—
U.S. Government Mortgage-Backed Securities	—	153,590,813	—
U.S. Government Treasury Securities	—	42,898,840	—
Affiliated Mutual Funds	254,315,569	—	—
Other Financial Instruments*
Futures Contracts	1,686,429	—	—
Forward Currency Contracts	—	383,043	—
Interest Rate Swap Agreements	—	148,693	—
Credit Default Swap Agreements	—	(1,739,738)	—

Total	$256,001,998	$1,420,167,688	$28,020,358

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Bank Loans	Credit Default Swaps
Balance as of 12/31/09	$3,372,924	$—	$23,916
Realized gain (loss)	—	—	—	**
Change in unrealized appreciation (depreciation)***	73,860	552,500	(23,916)
Purchases	20,232,877	—	—
Sales	(1,228,720)	—	—
Accrued discount/premium	51,917	—	—
Transfers into Level 3	—	4,965,000	—
Transfers out of Level 3	—	—	—

Balance as of 09/30/10	$22,502,858	$5,517,500	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized gain incurred during the period for other financial instruments was $10,466.
***	Of which, $626,360 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 3 bank loans transferred into Level 3 as a result of using a single broker quote.

Equity Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 3.1%
Boeing Co. (The)	482,345	$32,095,236
Precision Castparts Corp.	264,457	33,678,599
United Technologies Corp.	411,599	29,318,197

		95,092,032

Auto Components — 1.1%
Lear Corp.*	406,341	32,072,495

Biotechnology — 1.1%
Celgene Corp.*	586,818	33,806,585

Capital Markets — 4.1%
Bank of New York Mellon Corp. (The)	1,194,178	31,203,871
Charles Schwab Corp. (The)(a)	1,510,092	20,990,279
Goldman Sachs Group, Inc. (The)	135,411	19,577,722
Morgan Stanley	1,228,800	30,326,784
TD Ameritrade Holding Corp.*(a)	1,466,600	23,685,590

		125,784,246

Chemicals — 1.0%
Dow Chemical Co. (The)	1,123,600	30,854,056

Commercial Banks — 1.1%
Wells Fargo & Co.	1,303,960	32,768,515

Commercial Services & Supplies — 1.3%
Waste Management, Inc.	1,131,800	40,450,532

Communications Equipment — 3.5%
Cisco Systems, Inc.*	1,556,369	34,084,481
Juniper Networks, Inc.*	1,414,339	42,925,189
QUALCOMM, Inc.	618,833	27,921,745

		104,931,415

Computers & Peripherals — 4.9%
Apple, Inc.*	323,263	91,725,876
NetApp, Inc.*(a)	1,161,846	57,848,313

		149,574,189

Construction & Engineering — 0.4%
Quanta Services, Inc.*(a)	716,202	13,665,134

Diversified Consumer Services — 1.8%
Apollo Group, Inc. (Class A Stock)*	549,159	28,199,315
H&R Block, Inc.	1,970,400	25,516,680

		53,715,995

Diversified Financial Services — 3.3%
Bank of America Corp.	1,939,905	25,432,154
JPMorgan Chase & Co.	1,428,213	54,372,069
Moody’s Corp.(a)	837,016	20,908,660

		100,712,883

Electric Utilities — 0.9%
Entergy Corp.	368,905	28,232,300

Electronic Equipment & Instruments — 2.1%
Agilent Technologies, Inc.*	702,852	23,454,171
Flextronics International Ltd. (Singapore)*(a)	6,579,992	39,743,152

		63,197,323

Energy Equipment & Services — 3.5%
Halliburton Co.	969,824	32,072,080
National Oilwell Varco, Inc.	611,450	27,191,181
Schlumberger Ltd. (Netherlands)	744,600	45,874,806

		105,138,067

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	284,920	18,374,491

Food Products — 5.9%
Bunge Ltd. (Bermuda)(a)	771,852	45,662,764
ConAgra Foods, Inc.	1,531,390	33,598,697
Kraft Foods, Inc. (Class A Stock)	1,073,169	33,117,995
Mead Johnson Nutrition Co.	451,745	25,708,808
Tyson Foods, Inc. (Class A Stock)	1,195,564	19,152,935
Unilever PLC (United Kingdom)	775,272	22,420,996

		179,662,195

Healthcare Equipment & Supplies — 1.2%
Alcon, Inc. (Switzerland)	223,799	37,327,435

Healthcare Providers & Services — 2.5%
Express Scripts, Inc.*	682,307	33,228,351
Medco Health Solutions, Inc.*	413,709	21,537,690
Omnicare, Inc.	833,985	19,915,562

		74,681,603

Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc. (Class A Stock)	817,009	29,273,432
McDonald’s Corp.	294,264	21,925,611

		51,199,043

Household Products — 0.6%
Colgate-Palmolive Co.	221,835	17,050,238

Independent Power Producers & Energy Traders — 0.8%
Calpine Corp.*	2,010,437	25,029,941

Insurance — 1.9%
MetLife, Inc.	721,052	27,724,449
Travelers Cos., Inc. (The)	570,000	29,697,000

		57,421,449

Internet & Catalog Retail — 2.6%
Amazon.com, Inc.*	493,641	77,531,256

Internet Software & Services — 4.2%
Baidu, Inc., ADR (Cayman Islands)*	452,330	46,418,105
Google, Inc. (Class A Stock)*	88,979	46,784,268
IAC/InterActiveCorp*	1,332,769	35,011,842

		128,214,215

IT Services — 4.0%
International Business Machines Corp.	406,216	54,489,814
MasterCard, Inc. (Class A Stock)	161,695	36,219,680
Visa, Inc. (Class A Stock)	398,300	29,577,758

		120,287,252

Machinery — 0.8%
Ingersoll-Rand PLC (Ireland)	715,862	25,563,432

Media — 5.1%
Comcast Corp. (Class A Stock)	1,602,254	28,968,752
Liberty Global, Inc. (Class C Stock)*(a)	1,369,465	41,850,851
Viacom, Inc. (Class B Stock)	1,062,600	38,455,494
Walt Disney Co. (The)	1,368,901	45,324,312

		154,599,409

Metals & Mining — 2.4%
Freeport-McMoRan Copper & Gold, Inc.	420,360	35,894,540
Kinross Gold Corp. (Canada)(a)	1,983,500	37,269,965

		73,164,505

Multi-Utilities — 1.2%
Sempra Energy	651,086	35,028,427

Multiline Retail — 1.8%
Dollar General Corp.*(a)	762,960	22,316,580
Target Corp.	619,105	33,084,971

		55,401,551

Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	680,274	38,809,632
Apache Corp.	330,200	32,280,352
Canadian Natural Resources Ltd. (Canada)	939,000	32,489,400
EOG Resources, Inc.	341,174	31,718,947
Noble Energy, Inc.	476,967	35,815,452
Occidental Petroleum Corp.	897,298	70,258,433
Southwestern Energy Co.*	819,620	27,408,093
Suncor Energy, Inc. (XNYS) (Canada)	157,500	5,126,625
Suncor Energy, Inc. (XTSE) (Canada)	928,154	30,219,806

		304,126,740

Pharmaceuticals — 6.1%
Abbott Laboratories	602,821	31,491,369
Allergan, Inc.	311,542	20,726,889
Merck & Co., Inc.	881,947	32,464,469
Novartis AG, ADR (Switzerland)(a)	705,200	40,668,884
Pfizer, Inc.	1,256,197	21,568,902
Shire PLC, ADR (United Kingdom)(a)	253,557	17,059,315
Teva Pharmaceutical Industries Ltd., ADR (Israel)	422,498	22,286,770

		186,266,598

Road & Rail — 0.7%
CSX Corp.	397,824	22,007,624

Software — 5.6%
Adobe Systems, Inc.*	584,992	15,297,541
CA, Inc.	2,123,100	44,839,872
Oracle Corp.	1,216,221	32,655,534
Symantec Corp.*	1,361,694	20,656,898
VMware, Inc. (Class A Stock)*(a)	686,038	58,272,067

		171,721,912

Textiles, Apparel & Luxury Goods — 3.5%
Coach, Inc.	769,405	33,053,639
NIKE, Inc. (Class B Stock)(a)	595,752	47,743,565
Polo Ralph Lauren Corp.	277,642	24,948,910

		105,746,114

Wireless Telecommunication Services — 1.1%
NII Holdings, Inc.*	794,485	32,653,334

TOTAL LONG-TERM INVESTMENTS (cost $2,400,637,334)		2,963,054,531

SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $352,508,273; includes $312,069,556 of cash collateral for securities on loan)(b)(w)	352,508,273	352,508,273

TOTAL INVESTMENTS — 109.1% (cost $2,753,145,607)		3,315,562,804
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(275,261,440)

NET ASSETS — 100.0%		$3,040,301,364

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
XNYS	New York Stock Exchange
XTSE	Toronto Stock Exchange
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $297,156,530; cash collateral of $312,069,556 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,963,054,531	$—	$—
Affiliated Money Market Mutual Fund	352,508,273	—	—

Total	$3,315,562,804	$—	$—

Flexible Managed Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.1%
COMMON STOCKS — 60.4%
Aerospace & Defense — 1.6%
General Dynamics Corp.	159,900	$10,043,319
Honeywell International, Inc.	154,900	6,806,306
ITT Corp.	51,900	2,430,477
L-3 Communications Holdings, Inc.	47,000	3,396,690
Lockheed Martin Corp.	39,600	2,822,688
Northrop Grumman Corp.	129,000	7,821,270
Raytheon Co.	170,900	7,811,839
United Technologies Corp.	63,600	4,530,228

		45,662,817

Air Freight & Logistics — 0.4%
FedEx Corp.	40,900	3,496,950
United Parcel Service, Inc. (Class B Stock)	114,000	7,602,660

		11,099,610

Auto Components — 0.6%
Johnson Controls, Inc.	400,700	12,221,350
TRW Automotive Holdings Corp.(a)(b)	116,800	4,854,208

		17,075,558

Automobiles — 0.2%
Ford Motor Co.(a)(b)	290,200	3,552,048
Thor Industries, Inc.	73,700	2,461,580

		6,013,628

Beverages — 1.6%
Coca-Cola Co. (The)	407,400	23,841,048
Coca-Cola Enterprises, Inc.	54,200	1,680,200
Molson Coors Brewing Co. (Class B Stock)	60,700	2,866,254
PepsiCo, Inc.	256,920	17,069,765

		45,457,267

Biotechnology — 0.8%
Amgen, Inc.(b)	203,808	11,231,859
Biogen Idec, Inc.(b)	35,000	1,964,200
Celgene Corp.(b)	181,800	10,473,498

		23,669,557

Capital Markets — 1.3%
Ameriprise Financial, Inc.	58,800	2,783,004
Bank of New York Mellon Corp. (The)	19,200	501,696
E*Trade Financial Corp.(a)(b)	292,500	4,252,950
Franklin Resources, Inc.	33,300	3,559,770
GFI Group, Inc.	36,800	170,752
Goldman Sachs Group, Inc. (The)	77,700	11,233,866
Morgan Stanley	361,090	8,911,701
State Street Corp.	143,800	5,415,508

		36,829,247

Chemicals — 1.4%
Air Products & Chemicals, Inc.	14,000	1,159,480
Albemarle Corp.	35,600	1,666,436
Ashland, Inc.	92,700	4,520,979
Cabot Corp.	57,700	1,879,289
Celanese Corp., Ser. A	196,500	6,307,650
Cytec Industries, Inc.	26,300	1,482,794
E.I. du Pont de Nemours & Co.	109,600	4,890,352
Eastman Chemical Co.	16,900	1,250,600
Ecolab, Inc.	49,300	2,501,482
Ferro Corp.(b)	29,500	380,255
International Flavors & Fragrances, Inc.	29,000	1,407,080
Lubrizol Corp.	52,600	5,574,022
Nalco Holding Co.	155,400	3,917,634
PolyOne Corp.(b)	31,000	374,790
Praxair, Inc.	21,700	1,958,642
Solutia, Inc.(b)	24,900	398,898

		39,670,383

Commercial Banks — 2.0%
Fulton Financial Corp.	220,900	2,001,354
Huntington Bancshares, Inc.	337,500	1,913,625
PNC Financial Services Group, Inc.	258,500	13,418,735
Regions Financial Corp.(a)	265,800	1,932,366
U.S. Bancorp	393,032	8,497,352
Wells Fargo & Co.	1,216,512	30,570,946

		58,334,378

Commercial Services & Supplies — 0.1%
Republic Services, Inc.	11,100	338,439
RR Donnelley & Sons Co.	101,600	1,723,136

		2,061,575

Communications Equipment — 1.3%
Acme Packet, Inc.(b)	35,400	1,343,076
Cisco Systems, Inc.(b)	646,900	14,167,110
F5 Networks, Inc.(b)	21,900	2,273,439
Harris Corp.	127,300	5,638,117
Juniper Networks, Inc.(b)	174,600	5,299,110
QUALCOMM, Inc.	234,600	10,585,152

		39,306,004

Computers & Peripherals — 2.9%
Apple, Inc.(b)	145,300	41,228,875
EMC Corp.(a)(b)	405,900	8,243,829
Hewlett-Packard Co.	569,265	23,948,978
Isilon Systems, Inc.(b)	17,200	383,216
NetApp, Inc.(a)(b)	71,300	3,550,027
QLogic Corp.(b)	10,200	179,928
SanDisk Corp.(b)	22,900	839,285
Western Digital Corp.(b)	196,500	5,578,635

		83,952,773

Consumer Finance — 0.5%
American Express Co.	137,700	5,787,531
Capital One Financial Corp.	176,100	6,964,755
SLM Corp.(b)	85,700	989,835

		13,742,121

Containers & Packaging
Rock-Tenn Co. (Class A Stock)	24,100	1,200,421

Distributors — 0.1%
Genuine Parts Co.(a)	16,200	722,358
LKQ Corp.(b)	60,800	1,264,640

		1,986,998

Diversified Consumer Services — 0.3%
Career Education Corp.(b)	33,100	710,657
DeVry, Inc.(a)	76,100	3,744,881
H&R Block, Inc.	229,100	2,966,845
Lincoln Educational Services Corp.(b)	17,500	252,175

		7,674,558

Diversified Financial Services — 2.5%
Bank of America Corp.	2,239,182	29,355,676
Citigroup, Inc.(b)	4,254,200	16,591,380
CME Group, Inc.	6,400	1,666,880
JPMorgan Chase & Co.	695,394	26,473,650

		74,087,586

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,329,047	38,010,744
Verizon Communications, Inc.	782,188	25,491,507

		63,502,251

Electric Utilities — 1.0%
DPL, Inc.	107,300	2,803,749
Edison International	217,300	7,472,947
Entergy Corp.	74,100	5,670,873
Exelon Corp.	227,500	9,686,950
NextEra Energy, Inc.	58,700	3,192,693
Southern Co.	26,500	986,860

		29,814,072

Electrical Equipment — 0.8%
AMETEK, Inc.	18,400	878,968
Cooper Industries PLC	41,800	2,045,274
Emerson Electric Co.	175,600	9,247,096
Polypore International, Inc.(b)	14,100	425,256
Regal-Beloit Corp.	16,200	950,778
Rockwell Automation, Inc.(a)	140,400	8,666,892

		22,214,264

Electrical Utilities
Duke Energy Corp.	63,200	1,119,272

Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc.(b)	126,700	4,227,979
Avnet, Inc.(b)	61,700	1,666,517
Corning, Inc.	565,600	10,339,168
Dolby Laboratories, Inc. (Class A Stock)(b)	16,400	931,684
Itron, Inc.(b)	24,000	1,469,520
Jabil Circuit, Inc.	328,200	4,729,362
Power-One, Inc.(a)(b)	19,400	176,346

		23,540,576

Energy Equipment & Services — 1.2%
Complete Production Services, Inc.(b)	21,500	439,675
Dresser-Rand Group, Inc.(b)	29,000	1,069,810
Halliburton Co.	394,100	13,032,887
Helmerich & Payne, Inc.	67,300	2,722,958
National Oilwell Varco, Inc.	118,200	5,256,354
Oil States International, Inc.(b)	20,200	940,310
RPC, Inc.	35,800	757,528
Schlumberger Ltd.	174,300	10,738,623
Unit Corp.(b)	17,200	641,388

		35,599,533

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	307,200	9,667,584
Kroger Co. (The)	321,300	6,959,358
SUPERVALU, Inc.	311,000	3,585,830
Wal-Mart Stores, Inc.	536,400	28,708,128

		48,920,900

Food Products — 0.7%
Archer-Daniels-Midland Co.	185,500	5,921,160
Corn Products International, Inc.	20,400	765,000
Dean Foods Co.(a)(b)	401,000	4,094,210
Kraft Foods, Inc. (Class A Stock)	15,400	475,244
Sanderson Farms, Inc.	27,300	1,181,817
Tyson Foods, Inc. (Class A Stock)(a)	551,500	8,835,030

		21,272,461

Gas Utilities — 0.1%
AGL Resources, Inc.	33,300	1,277,388
Energen Corp.	36,700	1,677,924
ONEOK, Inc.	3,800	171,152

		3,126,464

Healthcare Equipment & Supplies — 1.3%
Becton, Dickinson & Co.	98,100	7,269,210
CareFusion Corp.(b)	91,700	2,277,828
Covidien PLC	77,600	3,118,744
Intuitive Surgical, Inc.(a)(b)	37,200	10,555,128
Medtronic, Inc.	296,700	9,963,186
Sirona Dental Systems, Inc.(b)	23,000	828,920
St. Jude Medical, Inc.(b)	40,100	1,577,534
Stryker Corp.	34,400	1,721,720

		37,312,270

Healthcare Providers & Services — 1.4%
Aetna, Inc.	196,900	6,224,009
Cardinal Health, Inc.	63,400	2,094,736
Coventry Health Care, Inc.(b)	120,600	2,596,518
Humana, Inc.(b)	32,000	1,607,680
Medco Health Solutions, Inc.(b)	218,900	11,395,934
UnitedHealth Group, Inc.	420,900	14,777,799
WellPoint, Inc.(b)	56,100	3,177,504

		41,874,180

Healthcare Technology
Cerner Corp.(b)	10,600	890,294
SXC Health Solutions Corp. (Canada)(b)	6,200	226,114

		1,116,408

Hotels, Restaurants & Leisure — 0.8%
BJ’s Restaurants, Inc.(a)(b)	3,800	107,008
Carnival Corp.	201,200	7,687,852
CEC Entertainment, Inc.(b)	19,800	679,734
Darden Restaurants, Inc.	41,100	1,758,258
McDonald’s Corp.	116,200	8,658,062
Ruby Tuesday, Inc.(b)	24,900	295,563
Starbucks Corp.	201,700	5,159,486
Yum! Brands, Inc.	9,900	455,994

		24,801,957

Household Durables — 0.4%
Leggett & Platt, Inc.	238,500	5,428,260
Tempur-Pedic International, Inc.(b)	89,100	2,762,100
Whirlpool Corp.(a)	34,100	2,760,736

		10,951,096

Household Products — 1.3%
Colgate-Palmolive Co.	61,100	4,696,146
Kimberly-Clark Corp.	106,100	6,901,805
Procter & Gamble Co. (The)	441,405	26,471,058

		38,069,009

Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group, Inc.	50,100	1,615,224

Industrial Conglomerates — 1.7%
3M Co.	174,200	15,104,882
General Electric Co.	1,908,200	31,008,250
Tyco International Ltd.	105,900	3,889,707

		50,002,839

Insurance — 2.0%
Allied World Assurance Co. Holdings Ltd.(a)	30,000	1,697,700
Allstate Corp. (The)	114,200	3,603,010
American Financial Group, Inc.	21,300	651,354
American International Group, Inc.(a)(b)	161,800	6,326,380
Berkshire Hathaway, Inc. (Class B Stock)(b)	328,500	27,160,380
Chubb Corp. (The)	114,300	6,513,957
Everest Re Group Ltd.	46,100	3,986,267
MetLife, Inc.	19,400	745,930
Montpelier Re Holdings Ltd.	76,600	1,326,712
Travelers Cos., Inc. (The)	20,600	1,073,260
Unum Group(a)	293,800	6,507,670

		59,592,620

Internet & Catalog Retail
Liberty Media Corp. - Interactive, Ser. A(b)	38,600	529,206

Internet Software & Services — 0.7%
AOL, Inc.(b)	103,700	2,566,575
Google, Inc. (Class A Stock)(b)	31,100	16,352,069
Vistaprint NV(b)	16,300	629,995
Yahoo!, Inc.(a)(b)	58,000	821,860

		20,370,499

IT Services — 1.7%
Computer Sciences Corp.	109,700	5,046,200
International Business Machines Corp.	191,000	25,620,740
Lender Processing Services, Inc.	13,700	455,251
Visa, Inc. (Class A Stock)	190,000	14,109,400
Western Union Co. (The)	173,700	3,069,279

		48,300,870

Life Sciences Tools & Services — 0.6%
Bruker Corp.(b)	62,100	871,263
Life Technologies Corp.(b)	83,600	3,903,284
Thermo Fisher Scientific, Inc.(b)	264,000	12,640,320
Waters Corp.(b)	19,400	1,373,132

		18,787,999

Machinery — 1.7%
Danaher Corp.	63,200	2,566,552
Deere & Co.	134,400	9,378,432
Dover Corp.	115,000	6,004,150
Eaton Corp.	121,200	9,997,788
Gardner Denver, Inc.	4,400	236,192
Illinois Tool Works, Inc.	113,700	5,346,174
Kennametal, Inc.	60,100	1,858,893
Oshkosh Corp.(b)	151,100	4,155,250
Parker Hannifin Corp.(a)	108,100	7,573,486
SPX Corp.	5,500	348,040
Timken Co.	19,900	763,364
WABCO Holdings, Inc.(b)	6,900	289,386

		48,517,707

Media — 1.4%
Comcast Corp. (Class A Stock)	674,673	12,198,088
Gannett Co., Inc.	261,100	3,193,253
Liberty Media Corp. - Starz, Ser. A(b)	18,900	1,226,232
News Corp. (Class A Stock)	518,300	6,768,998
Time Warner Cable, Inc.	25,200	1,360,548
Time Warner, Inc.	223,666	6,855,363
Viacom, Inc. (Class B Stock)	150,600	5,450,214
Walt Disney Co. (The)	123,800	4,099,018

		41,151,714

Metals & Mining — 0.3%
Commercial Metals Co.	199,100	2,884,959
Newmont Mining Corp.	26,600	1,670,746
Schnitzer Steel Industries, Inc. (Class A Stock)	53,700	2,592,636
Steel Dynamics, Inc.	23,000	324,530

		7,472,871

Multiline Retail — 0.8%
Dollar Tree, Inc.(b)	35,600	1,735,856
Macy’s, Inc.	311,600	7,194,844
Nordstrom, Inc.	69,000	2,566,800
Target Corp.	239,800	12,814,912

		24,312,412

Multi-Utilities — 0.4%
Alliant Energy Corp.	25,500	926,925
Northwestern Corp.	31,700	903,450
OGE Energy Corp.	24,400	972,828
Public Service Enterprise Group, Inc.	111,300	3,681,804
SCANA Corp.	19,300	778,176
TECO Energy, Inc.(a)	283,200	4,905,024

		12,168,207

Office Electronics — 0.2%
Xerox Corp.	584,400	6,048,540
Zebra Technologies Corp. (Class A Stock)(b)	13,200	444,048

		6,492,588

Oil, Gas & Consumable Fuels — 5.8%
Apache Corp.	43,700	4,272,112
Chesapeake Energy Corp.	176,200	3,990,930
Chevron Corp.	486,256	39,411,049
ConocoPhillips	331,534	19,039,997
Devon Energy Corp.	209,100	13,537,134
Exxon Mobil Corp.	935,816	57,824,071
Frontier Oil Corp.	68,200	913,880
Hess Corp.	101,300	5,988,856
Marathon Oil Corp.	325,000	10,757,500
Occidental Petroleum Corp.	66,000	5,167,800
Southwestern Energy Co.(b)	62,200	2,079,968
Sunoco, Inc.	65,300	2,383,450
Valero Energy Corp.	297,700	5,212,727

		170,579,474

Paper & Forest Products — 0.1%
International Paper Co.	157,200	3,419,100

Personal Products
Herbalife Ltd.	5,300	319,855

Pharmaceuticals — 3.2%
Abbott Laboratories	143,200	7,480,768
Allergan, Inc.	183,400	12,201,602
Bristol-Myers Squibb Co.	222,700	6,037,397
Eli Lilly & Co.(a)	80,300	2,933,359
Impax Laboratories, Inc.(b)	116,500	2,306,700
Johnson & Johnson	372,598	23,086,172
Medicines Co. (The)(b)	68,000	965,600
Merck & Co., Inc.	390,500	14,374,305
Par Pharmaceutical Cos., Inc.(b)	38,800	1,128,304
Pfizer, Inc.	1,398,197	24,007,043

		94,521,250

Real Estate Investment Trusts — 0.6%
Brandywine Realty Trust(a)	249,300	3,053,925
Chimera Investment Corp.	961,900	3,799,505
CommonWealth REIT	25,225	645,760
Duke Realty Corp.	113,400	1,314,306
Hospitality Properties Trust	204,000	4,555,320
Invesco Mortgage Capital, Inc.	25,300	544,456
MFA Financial, Inc.	553,000	4,219,390
Resource Capital Corp.	52,500	333,375
Sunstone Hotel Investors, Inc.(b)	19,200	174,144

		18,640,181

Road & Rail — 0.6%
CSX Corp.	130,300	7,208,196
Norfolk Southern Corp.(a)	148,900	8,861,039

		16,069,235

Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	232,900	2,720,272
Broadcom Corp. (Class A Stock)	164,600	5,825,194
GT Solar International, Inc.(b)	46,100	385,857
Intel Corp.	999,300	19,216,539
LAM Research Corp.(a)(b)	34,100	1,427,085
Marvell Technology Group Ltd.(b)	113,600	1,989,136
Micron Technology, Inc.(a)(b)	355,500	2,563,155
Novellus Systems, Inc.(b)	138,100	3,670,698
Texas Instruments, Inc.(a)	609,600	16,544,544

		54,342,480

Software — 2.3%
Autodesk, Inc.(a)(b)	176,500	5,642,705
Intuit, Inc.(b)	115,400	5,055,674
McAfee, Inc.(b)	89,600	4,234,496
Microsoft Corp.	1,701,700	41,674,633
Oracle Corp.	361,200	9,698,220
Symantec Corp.(b)	39,700	602,249
Synopsys, Inc.(b)	18,500	458,245

		67,366,222

Specialty Retail — 0.9%
Best Buy Co., Inc.	34,300	1,400,469
Chico’s FAS, Inc.	270,800	2,848,816
Gap, Inc. (The)	281,500	5,247,160
Home Depot, Inc. (The)	224,150	7,101,072
Limited Brands, Inc.	54,100	1,448,798
Ross Stores, Inc.	56,000	3,058,720
Staples, Inc.	42,700	893,284
TJX Cos., Inc.	83,000	3,704,290

		25,702,609

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	311,500	13,382,040
Fossil, Inc.(b)	42,800	2,302,212
NIKE, Inc. (Class B Stock)	7,400	593,036
VF Corp.(a)	63,600	5,152,872

		21,430,160

Thrifts & Mortgage Finance
Washington Federal, Inc.	54,800	836,248

Tobacco — 1.1%
Altria Group, Inc.	617,100	14,822,742
Lorillard, Inc.	35,500	2,851,005
Philip Morris International, Inc.	139,100	7,792,382
Reynolds American, Inc.	114,400	6,794,216

		32,260,345

Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.(a)	26,700	3,180,237

Water Utilities — 0.1%
American Water Works Co., Inc.	148,900	3,464,903

Wireless Telecommunication Services — 0.1%
American Tower Corp. (Class A Stock)(b)	47,300	2,424,598

TOTAL COMMON STOCKS (cost $1,535,347,599)		1,764,930,847

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.9%
Non-Residential Mortgage-Backed Securities — 0.6%
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(c)	A1	0.768%	05/08/15	$1,539	1,497,088
ARES CLO Funds (Cayman Islands), Ser. 2005-9A, Class A1A, 144A(c)	A2	0.791%	04/20/17	986	917,357
BA Credit Card Trust, Ser. 2006-C5, Class C5(c)	A3	0.657%	01/15/16	3,209	3,081,924
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aa1	0.704%	08/03/19	495	467,889
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.657%	02/20/15	1,350	1,299,364
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(c)	Aaa	0.843%	07/27/16	247	238,910
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(c)	A1	0.763%	07/22/20	1,264	1,156,241
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.786%	12/15/17	2,714	2,578,068
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004- 1A, Class A, 144A(c)	Aa2	0.886%	07/15/16	295	283,579
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(c)	Aaa	0.765%	10/19/20	1,161	1,079,451
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(c)	Aaa	0.833%	10/22/16	1,000	950,000
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(c)	Aaa	0.557%	06/01/17	500	468,750
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(c)	Aaa	0.791%	02/15/16	1,589	1,534,785
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	293	293,709
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(c)	Aa3	0.689%	08/22/16	693	652,587

					16,499,702

Residential Mortgage-Backed Securities — 0.3%
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(c)	CC(d)	1.606%	10/25/32	107	6,131
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.906%	03/25/33	496	355,357
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	390	360,231
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	793	689,242
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH1, Class M2(c)	C	0.776%	06/25/36	1,450	258,889
GSAMP Trust, Ser. 2004-HE2, Class A3C(c)	Aaa	0.836%	09/25/34	919	794,698
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.747%	01/20/35	388	350,718
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	0.786%	06/25/34	1,250	1,007,479
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(c)	Aa2	1.201%	06/25/34	1,232	963,610
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Aa2	1.306%	12/27/33	1,193	940,226
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.156%	07/25/32	933	650,329
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.531%	09/25/32	802	665,271
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(c)	B(d)	2.581%	04/25/32	344	159,736
Securitized Asset Backed Receivables LLC Trust, Ser. 2004- OP1, Class M1(c)	Aa2	1.021%	02/25/34	1,308	1,078,619
Securitized Asset Backed Receivables LLC Trust, Ser. 2006- FR3, Class A3(c)	Ca	0.506%	05/25/36	1,100	470,484

					8,751,020

TOTAL ASSET-BACKED SECURITIES (cost $28,139,923)					25,250,722

BANK LOANS — 0.3%
Cable
Insight Midwest Holdings LLC(c)(e)	Ba3	1.260%	10/06/13	678	654,195
UPC Broadband Holdings(c)(e)	Ba3	4.251%	12/31/16	245	237,585

					891,780

Consumer
Pilot Travel Centers LLC(c)(e)	Ba2	3.937%	06/30/16	259	261,141

Electric
Texas Competitive Electric Holdings Co. LLC(c)(e)	B1	3.923%	10/10/14	970	752,289

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.(c)(e)	Ba3	2.539%	11/18/13	370	355,354
HCA, Inc.(c)(e)	Ba3	3.539%	03/31/17	886	857,149
Health Management Association(c)(e)	B1	2.039%	02/28/14	1,095	1,032,176
Warner Chilcott Corp.(c)(e)	Ba3	6.000%	10/30/14	353	350,919
Warner Chilcott Corp.(c)(e)	Ba3	6.250%	04/30/15	170	170,202
Warner Chilcott Corp.(c)(e)	Ba3	6.250%	04/30/15	284	283,416

					3,049,216

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(c)(e)	Ba2	2.780%	11/08/14	980	972,650

Technology — 0.1%
First Data Corp.(c)(e)	B1	3.006%	09/24/14	1,398	1,229,438
First Data Corp.(c)(e)	B1	3.006%	09/24/14	1,118	984,115
Flextronics International Ltd. (Singapore)(c)(e)	Ba1	2.507%	10/01/14	281	266,977
Flextronics International Ltd. (Singapore)(c)(e)	Ba1	2.509%	10/01/14	980	929,081
Sensata Technologies (Netherlands)(c)(e)	B3	2.231%	04/27/13	333	319,055

					3,728,666

TOTAL BANK LOANS (cost $10,294,809)					9,655,742

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,510	2,552,805
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	B2	3.179%	02/25/35	799	697,857
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Caa1	3.042%	03/25/35	599	507,925
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Baa1	3.111%	02/25/37	2,007	1,970,016
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	880	892,516
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	2.973%	07/25/35	1,358	1,242,037
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	291	294,413
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	2.879%	02/25/34	609	582,959
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(d)	5.000%	03/25/20	384	347,719

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $10,106,311)					9,088,247

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,892,746
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,910,075
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.658%	06/10/49	5,900	6,195,831
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(d)	5.620%	02/10/51	1,920	2,034,403
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(d)	5.440%	09/15/30	890	920,727
Commercial Mortgage Pass-Through Certificates, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(d)	0.851%	03/10/39	6,596	23,665
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(c)	AAA(d)	5.767%	06/10/46	3,800	4,210,491
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,000	1,035,535
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	913,960
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,416,029
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	1,989,052
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(c)	AAA(d)	5.547%	02/15/39	2,700	2,972,508

CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	726	771,067
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(d)	5.818%	05/15/46	2,200	2,361,171
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.591%	03/10/40	14,832	42,869
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697%	05/10/43	2,720	2,901,268
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	8,050	8,679,994
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,955	4,098,417
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(c)	AAA(d)	5.587%	04/10/38	6,650	7,177,110
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	2,200	2,288,483
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,191	3,365,275
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	5,511	5,804,584
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(c)	Aaa	4.999%	10/15/42	1,270	1,286,209
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	4,235,118
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.062%	04/15/43	102,036	260,926
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(c)	Aaa	5.872%	04/15/45	563	600,743
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,050	2,145,757
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(d)	4.826%	08/15/29	3,910	4,089,978
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(c)	AA(d)	5.263%	11/15/40	1,510	1,549,236
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(c)	Aaa	5.661%	03/15/39	2,676	2,896,840
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,138,051
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	158,982
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	5.908%	06/12/46	1,795	1,995,914
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(c)	Aaa	5.388%	03/12/44	1,500	1,639,287
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(d)	5.761%	10/15/42	2,600	2,882,981
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(d)	5.332%	12/15/43	1,720	1,873,839
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,971,750
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(d)	5.649%	06/11/42	1,105	1,209,215
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(c)	Aaa	5.418%	01/15/45	5,000	5,397,593
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.737%	05/15/43	1,000	1,103,096
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	2,835	2,910,852

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $100,090,985)					109,351,627

CORPORATE BONDS — 10.0%
Aerospace & Defense — 0.1%
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	925	946,613
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	540,146

					1,486,759

Airlines — 0.2%
American Airlines Pass Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,520	2,570,400
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	255	260,756
Continental Airlines 2009-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 092A	Baa2	7.250%	11/10/19	790	861,100
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	423	443,108
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	1,005	1,064,808

					5,200,172

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	533,308
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	01/15/16	245	277,629

					810,937

Banking — 2.0%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,485,955
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,760	2,068,000
Bank of America Corp., Jr. Sub. Notes(a)(c)	Ba3	8.000%	12/29/49	2,200	2,269,388
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	595	624,301
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	1,060	1,147,679
Bank of America Corp., Sub. Notes	A3	5.750%	08/15/16	1,775	1,906,614
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	930	957,166
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	410	407,320
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	775	815,725
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	574,535
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	384,374
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,431,309
Capital One Bank USA NA, Sub. Notes	A3	6.500%	06/13/13	20	22,128
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	620	671,150
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,134,000
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	600	625,334
Citigroup Capital XIII (Capital Security, fixed to floating preferred)(c)	Ba1	7.875%	10/30/40	22	550,000
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	471,542
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,959,398
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	555,171
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	520	580,801
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	430	543,169
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	975	1,205,432
Countrywide Financial Corp., Gtd. Notes, MTN(a)	A2	5.800%	06/07/12	1,190	1,264,130
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	4.375%	08/05/20	650	663,820
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,380	1,019,287
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	620,080
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,061,959
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.000%	06/15/20	1,000	1,099,887
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	647,078
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,260,140
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,619,763
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	108,100
ICICI Bank Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	1,410	1,417,124
Inter-American Development Bank (Supranational), Sr. Unsec’d. Notes(a)	Aaa	2.375%	08/15/17	3,145	3,200,698
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(c)	Baa1	7.900%	04/29/49	2,000	2,143,260
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)(c)	A2	8.000%	05/15/48	28	756,840
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,540,011
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(a)	Aa3	5.800%	01/13/20	1,870	1,958,975
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.770%	07/25/11	520	541,094
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.400%	08/28/17	35	38,301
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	285,387
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,345	2,473,051
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,415	1,473,229
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	620	665,989
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	Ba1	6.346%	07/25/49	800	801,818
PNC Funding Corp., Gtd. Notes	A3	4.375%	08/11/20	600	613,789
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	440	520,347
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,931,489
Stadshypotek AB (Sweden), Covered Notes, 144A	Aaa	1.450%	09/30/13	1,300	1,304,247
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	2.200%	07/29/15	725	734,723
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	792,631
Wells Fargo Bank NA, Sub. Notes, Ser. AI	Aa3	4.750%	02/09/15	585	626,516
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	65	66,214
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(c)	Ba1	7.700%	12/29/49	1,000	1,037,500

					58,677,968

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,715	379,444
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	164,500

					543,944

Building Materials & Construction
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	910	937,568

Cable — 0.5%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	359,639
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	2,130	2,257,800
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	630,399
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	172,185
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	503,039
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	709,417
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	950	975,313
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,945	2,124,306
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,035,000
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,510	2,689,126
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	06/15/39	1,575	1,817,489

					13,273,713

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(e)(g)	Baa2	5.800%	10/15/12	460	496,753
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(e)(g)	Baa2	6.375%	10/15/17	1,302	1,513,633
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(e)(g)	Baa2	7.000%	10/15/37	380	437,779
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	400	409,372
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	225,100

					3,082,637

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	685	695,360
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,102,477
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	500	707,742
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	801,089
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,642,800
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	460	473,800

					6,423,268

Consumer — 0.2%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,500	1,757,739
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,250	2,552,805
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,952,061
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	965	998,409

					7,261,014

Electric — 0.9%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	203,572
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,305	1,374,961
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	640,639
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	608,572
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	821,151
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	722,390
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	730	854,615
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	240,791
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	356,224
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	655,547
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	960	1,132,256
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A(a)	A2	6.650%	04/30/38	890	1,147,065
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	670,977
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa3	8.625%	08/01/15	1,295	1,593,055
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A(a)	A2	6.000%	10/07/39	1,280	1,323,423
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	169,884
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,425	1,527,473
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	342,466
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	583,009
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	145	161,595
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	503,529

Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,770	1,984,648
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	205	238,572
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	337,458
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.250%	03/01/12	90	97,944
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,260	1,518,353
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	670,412
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	267,941
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	379,344
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	615	677,889
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	401,078
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	596,695
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,550	1,757,164
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	154,521
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.800%	05/01/37	535	620,342
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	470	528,443
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	223,011
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	530,953

					26,617,962

Energy – Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	950	971,484
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,132,697
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	975	1,177,184
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	400	439,464
Marathon Oil Canada Corp. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	360	396,389
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,425	1,581,750

					5,698,968

Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	195	214,881
Anadarko Petroleum Corp., Unsec’d. Notes	Ba1	6.200%	03/15/40	315	307,088
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40	415	417,511
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	225	301,331
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	907	978,155
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	150	150,269
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	200	217,938
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,605,469
Valero Energy Corp., Gtd. Notes	Baa2	6.625%	06/15/37	255	256,082
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	828,047
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,430,152
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.250%	08/01/17	585	725,410

					7,432,333

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%	01/15/20	1,800	2,031,824
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.000%	11/15/39	1,285	1,819,052
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.200%	01/15/39	250	357,997
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,110,254
Bunge Ltd. Finance Corp., Gtd. Notes(a)	Baa2	8.500%	06/15/19	985	1,190,538
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(e)(g)	A2	6.000%	11/27/17	670	792,103
Delhaize America LLC, Gtd. Notes	Baa3	9.000%	04/15/31	752	1,062,783
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	572,344
General Mills, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.000%	02/15/12	737	786,078
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	450	571,388
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,710	2,002,181
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	48,772
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	670	689,707
Ralcorp Holdings, Inc., Sr. Sec’d. Notes	Baa3	6.625%	08/15/39	355	385,747
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,300	1,301,625
Tyson Foods, Inc., Gtd. Notes	Ba2	7.350%	04/01/16	735	813,094
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	180	187,483

					15,722,970

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,145	1,375,858
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	987,892
Genentech, Inc., Sr. Unsec’d. Notes	AA-(d)	4.750%	07/15/15	280	316,822
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	870	1,081,468
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,083,812
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	657,458
Merck & Co., Inc., Gtd. Notes	Aa3	6.000%	09/15/17	884	1,074,011

Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	110	128,921
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	265	318,942
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	198,512
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	445	516,025
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,210	1,339,483
Wyeth, Gtd. Notes	A1	5.950%	04/01/37	1,715	2,023,311
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	74,219

					12,176,734

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	06/15/11	390	403,384
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	588,391
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	737,732
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,290	1,351,725
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,350	1,375,658
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	195	227,846
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	420	481,613
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	420	489,442
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	955,586

					6,611,377

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	580	598,850
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	155	179,201
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,051,300
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	440	467,361
Berkshire Hathaway Finance Corp., Gtd. Notes(h)	Aa2	5.750%	01/15/40	825	910,591
Chubb Corp. The, Jr. Sub. Notes(a)(c)	A3	6.375%	03/29/67	1,300	1,280,500
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	809,648
Lincoln National Corp., Jr. Sub. Notes(c)	Ba1	6.050%	04/20/67	260	226,850
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	513,639
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	803,187
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	778,248
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,020	1,084,315
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	335	354,207
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	458,121
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	513,315
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	814,125
Northwestern Mutual Life Insurance, Notes, 144A(a)	Aa2	6.063%	03/30/40	370	429,812
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,120	1,212,673
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	738,536
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,257,315
Progressive Corp. (The), Jr. Sub. Notes(c)	A2	6.700%	06/15/37	735	729,487
Teachers Insurance & Annuity Association of America, Notes, 144A	Aa2	6.850%	12/16/39	1,450	1,784,340
Travelers Cos., Inc. (The), Jr. Sub. Notes	A3	6.250%	03/15/37	805	772,800
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	685	846,144
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	350	359,591
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	596,913
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	496,097
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	90,577

					20,157,743

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,749,869
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	Ba1	6.750%	05/15/18	2,800	3,010,000

					4,759,869

Media & Entertainment — 0.3%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,587,500
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	689,396
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	915	926,148
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	580	624,516
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	280	329,963
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	969,997
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.700%	01/15/21	330	349,663
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	500	542,432
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	223,171
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	430	501,231
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	04/30/36	625	733,741

					8,477,758

Metals — 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	2,695	2,723,785
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	1,008,840
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(d)	4.500%	05/15/13	115	122,862
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(d)	5.000%	06/01/15	600	665,239
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,000	1,114,569
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	125	144,939
Teck Resources Ltd. (Canada), Gtd. Notes	Baa3	3.850%	08/15/17	430	443,121
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,580	2,689,650
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	815	933,958

					9,846,963

Non-Captive Finance — 0.5%
General Electric Capital Corp., Notes, MTN	Aa2	3.500%	08/13/12	1,990	2,069,851
General Electric Capital Corp., Notes, MTN	Aa2	4.375%	09/16/20	1,375	1,380,092
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	505	554,383
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,060	1,076,557
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN(h)	Aa2	6.125%	02/22/11	950	971,348
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	920	1,035,170
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G	Aa2	6.875%	01/10/39	1,075	1,234,525
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	440	453,646
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375%	03/25/13	1,850	1,859,250
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	1,041,944
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,870	2,898,884

					14,575,650

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	515	488,068

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	7.300%	11/15/39	1,080	1,209,050
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	830,733

					2,039,783

Pipelines & Other — 0.2%
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	420	471,406
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	98,907
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,730,644
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	235	255,786

					4,556,743

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	796,211
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	813,326
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	581,460
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	24,051
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	750	761,974

					2,977,022

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	374,274
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	910,423
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	452,078
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	711,835
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	890	874,970
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	2,800	3,249,224

					6,572,804

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,041,950
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,640	1,882,039
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	568,526
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,115	1,141,481
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	325	346,479
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	1,015	1,259,171
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	385	462,949
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	390	406,575
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,120,000

					9,229,170

Technology — 0.3%
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	1,091,292
HP Enterprise Services LLC, Sr. Unsec’d. Notes	A2	7.450%	10/15/29	55	73,549
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	600	633,234
Microsoft Corp., Sr. Notes	Aaa	3.000%	10/01/20	1,890	1,885,131
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	49	52,040
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	1,000	1,030,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,920,456

					7,685,702

Telecommunications — 0.8%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	590	656,783
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	7	9,364
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,260	1,266,918
AT&T, Inc., Sr. Unsec’d. Notes, 144A	A2	5.350%	09/01/40	1,883	1,891,871
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	505	622,341
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	295	413,075
Embarq Corp., Sr. Unsec’d. Notes (original cost $349,979; purchased 05/12/06)(e)(g)	Baa3	7.082%	06/01/16	350	388,992
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06-04/10/07)(e)(g)	Baa3	7.995%	06/01/36	1,600	1,701,166
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	375	542,389
Koninklijke KPN NV (Netherlands), Sr. Unsec’d. Notes	NR	8.000%	10/01/10	530	530,100
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	711,013
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,516,122
Qwest Capital Funding, Inc., Gtd. Notes	Ba3	7.250%	02/15/11	700	714,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,195,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	343,807
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	2,095	2,458,889
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	790	859,465
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	780	892,580
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	251,454
Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes	A3	5.500%	11/15/19	255	278,719
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	509	532,992
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	288,698
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,165	3,763,720

					23,829,458

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	215	288,199
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	985	1,333,298
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	201,732
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,167,540
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	765	875,667
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	860	944,113
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	335,950

					5,146,499

TOTAL CORPORATE BONDS (cost $269,410,470)					292,301,556

MORTGAGE-BACKED SECURITIES — 10.0%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 -07/01/20	3,551	3,769,833
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	11,000	11,438,284
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 -05/01/34	6,542	6,979,835
Federal Home Loan Mortgage Corp.		5.000%	TBA 15 YR	8,000	8,483,752
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	9,500	9,977,964
Federal Home Loan Mortgage Corp.(c)		5.213%	12/01/35	1,723	1,838,103
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 -05/01/38	8,292	8,857,251
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	14,000	14,835,632
Federal Home Loan Mortgage Corp.(c)		5.502%	06/01/36	1,667	1,754,297
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 -12/01/33	1,893	2,086,102
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	500	535,390
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	146	157,870
Federal Home Loan Mortgage Corp.		7.000%	01/01/31 -10/01/32	953	1,080,264
Federal National Mortgage Association(c)		2.213%	07/01/33	530	550,210
Federal National Mortgage Association		4.000%	06/01/19	1,140	1,207,080
Federal National Mortgage Association		4.000%	TBA 15 YR	4,500	4,696,875
Federal National Mortgage Association		4.000%	TBA 30 YR	2,000	2,050,000
Federal National Mortgage Association		4.500%	11/01/18 -08/01/39	17,658	18,549,958
Federal National Mortgage Association		4.500%	TBA 30 YR	8,000	8,330,000
Federal National Mortgage Association		5.000%	10/01/18 -02/01/36	21,918	23,229,457
Federal National Mortgage Association		5.000%	TBA 30 YR	18,000	18,945,000
Federal National Mortgage Association		5.500%	03/01/16 -08/01/37	42,680	45,784,463
Federal National Mortgage Association(c)		5.825%	06/01/37	1,359	1,451,973

Federal National Mortgage Association		6.000%	04/01/13 - 05/01/38	19,861	21,627,132
Federal National Mortgage Association		6.000%	TBA 30 YR	19,000	20,383,428
Federal National Mortgage Association		6.500%	07/01/17 - 09/01/37	8,417	9,266,356
Federal National Mortgage Association		7.000%	08/01/11 - 07/01/32	591	669,277
Federal National Mortgage Association		7.500%	06/01/12 - 05/01/32	196	220,596
Government National Mortgage Association		4.000%	TBA 30 YR	2,500	2,575,012
Government National Mortgage Association		4.500%	TBA 30 YR	12,000	12,611,256
Government National Mortgage Association		5.000%	TBA 30 YR	7,000	7,452,816
Government National Mortgage Association		5.500%	11/15/32 - 02/15/36	8,032	8,684,252
Government National Mortgage Association		6.000%	02/15/33 - 10/15/34	3,421	3,746,065
Government National Mortgage Association		6.000%	TBA 30 YR	3,000	3,255,000
Government National Mortgage Association		6.500%	10/15/23 - 07/15/35	3,649	4,076,544
Government National Mortgage Association		8.000%	01/15/24 - 04/15/25	89	104,203

TOTAL MORTGAGE-BACKED SECURITIES (cost $281,213,098)					291,261,530

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,467,530
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,030	1,099,020
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,075,440
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,334,846
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,189,901
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	464,446
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	313,938
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	507,532
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	555,891
State of California, General Obligation Unlimited, BABs(a)	A1	7.300%	10/01/39	1,270	1,346,594
State of California, General Obligation Unlimited, BABs(a)	A1	7.500%	04/01/34	475	523,270
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	267,346
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	215	236,244
State of Illinois, General Obligation Unlimited, Ser. 3, BABs	A1	6.725%	04/01/35	100	99,633
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	365,311

TOTAL MUNICIPAL BONDS (cost $10,107,793)					10,846,942

NON-CORPORATE FOREIGN AGENCIES — 0.7%
Bank Nederlandse Gemeenten (Netherlands), Bonds, 144A	Aaa	1.750%	10/06/15	5,000	4,978,850
Commonwealth Bank of Australia (Australia), 144A(a)	Aaa	2.700%	11/25/14	7,435	7,789,531
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.750%	10/05/15	4,070	4,066,703
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	406,000
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,283,075

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $19,072,475)					19,524,159

NON-CORPORATE SOVEREIGN
Qatar Government International Bond (Qatar), Sr. Notes, 144A (cost $738,409)	Aa2	6.400%	01/20/40	740	880,600

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Banks		5.500%	07/15/36	2,180	2,666,851
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	630	747,566
Federal National Mortgage Association, Notes(a)		4.375%	10/15/15	2,225	2,523,524
Resolution Funding Corp. Interest Strip, Bonds(i)		2.650%	04/15/18	2,615	2,174,490
Tennessee Valley Authority, Notes		4.500%	04/01/18	1,445	1,655,273
Tennessee Valley Authority, Bonds, Ser. E		6.250%	12/15/17	560	703,890
Western Corporate Federal Credit Union, Gtd. Notes		1.750%	11/02/12	2,610	2,668,918

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,136,098)					13,140,512

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds		4.375%	05/15/40	5,230	5,873,970
U.S. Treasury Bonds		4.625%	02/15/40	2,895	3,382,628

U.S. Treasury Bonds	6.250%	08/15/23	10,495	14,214,166
U.S. Treasury Bonds(j)	7.125%	02/15/23	8,200	11,825,942
U.S. Treasury Bonds	8.000%	11/15/21	4,820	7,269,914
U.S. Treasury Inflation Indexed Bonds	1.375%	01/15/20	5,605	5,956,958
U.S. Treasury Notes(a)	0.375%	08/31/12	15,600	15,588,425
U.S. Treasury Notes	0.750%	09/15/13	570	571,870
U.S. Treasury Notes	1.250%	08/31/15	240	239,925
U.S. Treasury Notes	1.250%	09/30/15	2,235	2,231,509
U.S. Treasury Notes(a)	2.625%	08/15/20	6,225	6,283,359
U.S. Treasury Notes	2.750%	11/30/16	6,580	6,991,250
U.S. Treasury Notes	3.375%	11/15/19	5,145	5,542,534
U.S. Treasury Notes	3.625%	08/15/19	14,985	16,478,825
U.S. Treasury Notes	3.625%	02/15/20	11,675	12,805,105
U.S. Treasury Strips Coupon(k)	3.380%	05/15/24	10,845	6,873,377
U.S. Treasury Strips Coupon(k)	3.400%	08/15/24	6,520	4,081,650
U.S. Treasury Strips Coupon(k)	3.410%	11/15/24	10,880	6,726,701
U.S. Treasury Strips Coupon(k)	3.430%	02/15/25	4,500	2,750,818
U.S. Treasury Strips Coupon(a)(k)	3.480%	08/15/25	1,055	629,440
U.S. Treasury Strips Coupon(k)	3.490%	08/15/21	4,000	2,889,096
U.S. Treasury Strips Coupon(k)	3.550%	11/15/21	2,500	1,784,780
U.S. Treasury Strips Coupon(k)	3.730%	08/15/22	2,450	1,689,912
U.S. Treasury Strips Coupon(k)	4.070%	11/15/23	13,465	8,734,126
U.S. Treasury Strips Coupon(k)	4.130%	02/15/24	10,000	6,409,620
U.S. Treasury Strips Coupon(k)	4.430%	05/15/25	9,500	5,733,003
U.S. Treasury Strips Principal(a)(i)	3.360%	11/15/24	8,500	5,306,567
U.S. Treasury Strips Principal(i)	3.820%	02/15/23	10,900	7,364,836

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $161,174,766)				176,230,306

TOTAL LONG-TERM INVESTMENTS (cost $2,437,832,736)				2,722,462,790

SHORT-TERM INVESTMENTS — 14.8%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill (cost $4,398,607)(h)(l)	0.150%	12/16/10	4,400	4,398,794

			Shares
AFFILIATED MUTUAL FUNDS — 14.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $167,366,748)(m)			16,901,556	150,254,832
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $277,561,772; includes $102,009,267 of cash collateral received for securities on loan)(m)(n)			277,561,772	277,561,772

TOTAL AFFILIATED MUTUAL FUNDS (cost $444,928,520)				427,816,604

TOTAL SHORT-TERM INVESTMENTS (cost $449,327,127)				432,215,398

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 107.9% (cost $2,887,159,863)				3,154,678,188

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT
MORTGAGE-BACKED SECURITY
Federal National Mortgage Association (proceeds received $796,289)	5.500%	TBA 30 YR	$750	(796,523)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT(o) — 107.9% (cost $2,886,363,574)				3,153,881,665
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (7.9)%				(229,852,811)

NET ASSETS — 100.0%				$2,924,028,854

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,161,011; cash collateral of $102,009,267 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.
(d)	Standard & Poor’s Rating.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $4,779,153. The aggregate value of $5,330,426 is approximately 0.2% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.
(j)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Rate shown reflects the effective yield at September 30, 2010.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of September 30, 2010, 3 securities representing $2,426,282 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
220	2 Year U.S. Treasury Notes	Dec. 2010	$48,149,726	$48,286,562	$136,836
2,073	5 Year U.S. Treasury Notes	Dec. 2010	248,751,790	250,557,680	1,805,890
175	S&P 500 Index	Dec. 2010	47,880,525	49,730,625	1,850,100

					3,792,826

	Short Positions:
1013	10 Year U.S. Treasury Notes	Dec. 2010	126,889,556	127,685,484	(795,928)
428	U.S. Long Bond	Dec. 2010	57,497,177	57,231,625	265,552
40	U.S. Ultra Bond	Dec. 2010	5,690,727	5,651,250	39,477

					(490,899)

					$3,301,927

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure of $ 1,850,100 and interest rate contracts risk exposure of $1,451,827 as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(c)
Barclays Bank PLC(a)	08/16/20	$2,425	2.751%	3 month LIBOR	$(49,453)	$—	$(49,453)
Barclays Bank PLC(b)	08/11/20	3,880	2.828%	3 month LIBOR	107,915	—	107,915
Morgan Stanley Capital Services, Inc.(a)	07/23/20	2,425	2.890%	3 month LIBOR	(85,013)	—	(85,013)
Morgan Stanley Capital Services, Inc.(b)	08/10/20	4,655	2.833%	3 month LIBOR	131,942	—	131,942

					$105,391	$—	$105,391

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit Default Swaps on Corporate Issues-Buy protection(1)
Barclays Bank PLC	09/20/12	$2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$6,792	$—	$6,792
Deutsche Bank AG	09/20/11	1,000	1.000%	Dish DBS Corp., 6.625%, 10/01/14	1,609	6,678	(5,069)
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(100,597)	(45,262)	(55,335)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	5,309	53,110	(47,801)
Deutsche Bank AG	06/20/13	2,000	1.000%	US Steel Corp., 6.650%, 06/01/37	114,349	86,211	28,138
Deutsche Bank AG	03/20/14	1,645	7.050%	Starwood Hotels & Resorts Worldwide, 7.875%, 05/01/12	(321,984)	—	(321,984)
Deutsche Bank AG	06/20/18	2,200	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(34,660)	—	(34,660)
JPMorgan Chase Bank	06/20/14	1,150	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	48,228	—	48,228
Merrill Lynch Capital Services, Inc.	09/20/16	735	1.730%	Tyson Foods, Inc., 7.350%, 04/01/16	14,873	—	14,873
Merrill Lynch Capital Services, Inc.	06/20/18	500	1.130%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(7,170)	—	(7,170)
Merrill Lynch Capital Services, Inc.	06/20/18	2,800	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	69,422	—	69,422
Merrill Lynch Capital Services, Inc.	06/20/18	1,800	3.050%	SLM Corp., 5.125%. 08/27/12	230,237	—	230,237
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(25,149)	(11,672)	(13,477)
Morgan Stanley Capital Services, Inc.	03/20/18	1,500	0.700%	Avon Products, Inc., 6.500%, 03/01/19	657	—	657
Morgan Stanley Capital Services, Inc.	06/20/18	2,800	0.970%	Simon Property Group L.P., 5.250%, 12/01/16	100,369	—	100,369
Morgan Stanley Capital Services, Inc.	06/20/18	1,700	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	54,510	—	54,510

					$156,795	$89,065	$67,730

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,764,930,847	$—	$—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	14,073,420	2,426,282
Residential Mortgage-Backed Securities	—	8,751,020	—
Bank Loans	—	9,655,742	—
Collateralized Mortgage Obligations	—	9,088,247	—
Commercial Mortgage-Backed Securities	—	109,351,627	—
Corporate Bonds	—	292,301,556	—
Mortgage-Backed Securities	—	291,261,530	—
Municipal Bonds	—	10,846,942	—
Non-Corporate Foreign Agencies	—	19,524,159	—
Non-Corporate Sovereign	—	880,600	—
U.S. Government Agency Obligations	—	13,140,512	—
U.S. Government Treasury Obligations	—	180,629,100	—
Affiliated Mutual Funds	427,816,604	—	—
Mortgage-Backed Security Sold Short	—	(796,523)	—
Other Financial Instruments*
Futures Contracts	3,301,927	—	—
Interest Rate Swap Agreements	—	105,391	—
Credit Default Swap Agreements	—	67,730	—

Total	$2,196,049,378	$958,881,053	$2,426,282

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Global Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.6%
Australia — 2.8%
AWB Ltd.(a)	332,100	$ 475,066
Bendigo And Adelaide Bank Ltd.	59,300	524,444
BHP Billiton PLC, ADR(b)	80,057	5,117,243
BHP Billiton PLC	48,777	1,551,626
BlueScope Steel Ltd.	218,400	464,407
Challenger Financial Services Group Ltd.	343,900	1,406,034
Downer EDI Ltd.	171,400	815,078
Goodman Fielder Ltd.	443,900	559,911
Metcash Ltd.	211,000	891,225
National Australia Bank Ltd.	66,900	1,638,536
OneSteel Ltd.	447,200	1,266,464
Pacific Brands Ltd.(a)	460,600	498,615
TABCORP Holdings Ltd.	119,400	807,840
Telstra Corp. Ltd.	392,400	993,696

		17,010,185

Austria — 0.1%
OMV AG	1,900	71,126
Voestalpine AG	9,500	349,933

		421,059

Belgium — 0.5%
AGFA-Gevaert NV(a)	86,100	635,004
Colruyt SA	4,190	1,107,562
Delhaize Group SA	18,600	1,348,965

		3,091,531

Brazil — 1.1%
BM&FBovespa SA	195,500	1,636,099
BR Malls Participacoes SA	102,400	845,466
Itau Unibanco Holding SA, ADR	119,800	2,896,764
PDG Realty SA Empreendimentos E Participacoes	82,800	984,596
Weg SA	18,400	202,378

		6,565,303

Canada — 0.7%
Brookfield Asset Management, Inc. (Class A Stock)	90,069	2,555,257
Canadian National Railway Co.	9,200	588,357
Tim Hortons, Inc.	29,054	1,058,357

		4,201,971

Chile — 0.2%
Lan Airlines SA	46,101	1,354,101

China — 3.9%
Baidu, Inc., ADR(a)	70,668	7,251,950
China Shenhua Energy Co. Ltd. (Class H Stock)	563,500	2,331,318
China Vanke Co. Ltd. (Class B Stock)	506,262	640,099
CNOOC Ltd.	2,003,000	3,882,678
Dongfeng Motor Group Co. Ltd. (Class H Stock)	2,882,000	5,898,575
Industrial & Commercial Bank of China (Class H Stock)	3,154,000	2,349,590
Weichai Power Co. Ltd. (Class H Stock)	94,000	993,446

		23,347,656

Colombia — 0.2%
Pacific Rubiales Energy Corp.(a)	43,012	1,209,386

Denmark — 0.9%
Coloplast A/S (Class B Stock)(b)	9,877	1,180,694
H Lundbeck A/S	49,400	872,461
Novo Nordisk A/S (Class B Stock)	23,666	2,348,505
Novozymes A/S (Class B Stock)	6,548	833,053

		5,234,713

Finland — 0.7%
Kone OYJ (Class B Stock)	44,822	2,315,830
Nokia OYJ	83,800	841,953
Tieto OYJ	56,200	1,118,576

		4,276,359

France — 5.6%
AXA SA	47,100	823,483
BNP Paribas	58,566	4,165,265
Casino Guichard Perrachon SA	16,100	1,474,052
Cie Generale des Etablissements Michelin (Class B Stock)	31,249	2,377,521
Cie Generale d’Optique Essilor International SA	23,288	1,602,292
Ciments Francais SA	5,200	463,473
Credit Agricole SA	65,800	1,028,433
EDF Energies Nouvelles SA	13,330	510,819
France Telecom SA	42,900	926,964
Hermes International	9	2,055
Lagardere SCA	14,000	546,896
L’Oreal SA	19,193	2,158,081
LVMH Moet Hennessy Louis Vuitton SA	16,633	2,439,827
Rallye SA	13,400	495,965
Renault SA(a)	3,200	164,659
Safran SA	18,800	528,473
Sanofi-Aventis SA	43,600	2,905,022
Schneider Electric SA	18,762	2,378,948
SCOR SE	28,000	669,139
Thales SA	14,000	511,683
Total SA	43,500	2,241,892
Total SA, ADR(b)	64,700	3,338,520
Vivendi SA	86,100	2,353,389

		34,106,851

Germany — 3.7%
Allianz SE	18,700	2,113,354
Aurubis AG	6,200	295,445
BASF SE	65,178	4,109,944
Daimler AG(a)	40,040	2,536,002
Deutsche Bank AG	26,100	1,428,394
E.ON AG	61,700	1,819,357
Hannover Rueckversicherung AG	11,800	542,754
MAN SE	15,018	1,637,047
MTU Aero Engines Holding AG	20,900	1,194,526
Muenchener Rueckversicherungs AG	12,000	1,662,077
Rheinmetall AG	8,800	581,836
RWE AG	21,600	1,459,062
SAP AG	44,057	2,179,306
ThyssenKrupp AG	18,900	616,310
Vossloh AG	4,300	457,762

		22,633,176

Greece
Alpha Bank AE(a)	15,700	98,454

Hong Kong — 1.1%
Chaoda Modern Agriculture Holdings Ltd.	966,070	800,612
Indofood Sukses Makmur Tbk PT	1,437,000	877,496
Industrial & Commercial Bank of China Asia Ltd.	30,000	110,197
Jardine Cycle & Carriage Ltd.	54,000	1,613,717
Kingboard Chemical Holdings Ltd.	180,000	911,733
Li & Fung Ltd.	404,000	2,272,837
Noble Group Ltd.	1	2

		6,586,594

India — 0.9%
HDFC Bank Ltd., ADR(b)	6,343	1,169,459
ICICI Bank Ltd., ADR	15,351	765,247
Infosys Technologies Ltd., ADR	32,938	2,217,057
Vedanta Resources PLC	38,705	1,316,352

		5,468,115

Indonesia — 0.2%
Bank Rakyat Indonesia	1,248,500	1,398,880

Ireland
Allied Irish Banks PLC(a)	42,100	29,098
Bank of Ireland (Governor & Co.)(a)	83,300	70,407
Irish Life & Permanent Group Holdings PLC(a)	51,300	97,909

		197,414

Israel — 0.1%
Bank Hapoalim BM(a)	176,900	809,610

Italy — 1.5%
Banco Popolare SC	38,200	228,615
Enel SpA	407,300	2,171,038
ENI SpA	80,200	1,730,739
Finmeccanica SpA	20,900	248,308
Fondiaria-Sai SpA	19,900	201,024
Saipem SpA	74,927	3,001,002
Telecom Italia SpA	796,300	1,112,697

		8,693,423

Japan — 8.4%
Aeon Credit Service Co. Ltd.	16,100	173,382
Alpine Electronics, Inc.	22,700	290,684
Aoyama Trading Co. Ltd.	52,100	841,289
Astellas Pharma, Inc.	37,500	1,354,366
Canon, Inc.	70,200	3,275,383
Circle K Sunkus Co. Ltd.	46,900	626,981
COMSYS Holdings Corp.	72,800	667,130
Fanuc Ltd.	19,400	2,470,316
Fukuoka Financial Group, Inc.	158,000	632,151
Hitachi Capital Corp.	49,400	673,421
ITOCHU Corp.	87,400	799,875
Itochu Techno-Solutions Corp.	26,200	855,548
JX Holdings, Inc.	206,082	1,194,821
KDDI Corp.	200	957,116
Keihin Corp.	60,800	1,251,251
Keyence Corp.	7,600	1,653,282
Konami Corp.	10,300	181,866
Kurabo Industries Ltd.	173,100	273,709
Kyoei Steel Ltd.	42,800	568,582
Kyowa Exeo Corp.	81,900	736,786
Marubeni Corp.	271,000	1,532,247
Mitsubishi Corp.	18,000	427,144
Mitsubishi UFJ Financial Group, Inc.	216,500	1,008,846
Mitsui & Co. Ltd.	56,300	837,621
Mizuho Financial Group, Inc.	801,800	1,171,773
Murata Manufacturing Co. Ltd.	19,700	1,038,333
Nichirei Corp.	141,000	597,916
Nippon Electric Glass Co. Ltd.	168,000	2,290,177
Nippon Express Co. Ltd.	45,000	170,879
Nippon Shokubai Co. Ltd.	68,000	591,375
Nippon Telegraph & Telephone Corp.	37,000	1,615,537
Nissan Shatai Co. Ltd.	95,000	687,350
Nitori Co. Ltd.	11,250	940,645
NTT DoCoMo, Inc.	1,100	1,831,576
Sankyu, Inc.	210,000	822,592
Sanwa Holdings Corp.	124,000	366,890
Seiko Epson Corp.	17,100	259,122
Seino Holdings Corp.	65,000	393,208
Shimachu Co. Ltd.	30,700	590,611
Softbank Corp.	71,600	2,342,353
Sumitomo Corp.	174,300	2,246,608
Sumitomo Mitsui Financial Group, Inc.	133,800	3,897,959
Sumitomo Trust & Banking Co. Ltd. (The)	67,000	335,482
Takeda Pharmaceutical Co. Ltd.	39,900	1,832,972
Toagosei Co. Ltd.	147,000	621,598
Toyo Suisan Kaisha Ltd.	4,000	82,463
Toyota Tsusho Corp.	2,200	32,415
Yahoo! Japan Corp.	6,178	2,134,326
Yokohama Rubber Co. Ltd. (The)	158,000	793,028

		50,970,985

Malaysia — 0.2%
CIMB Group Holdings Bhd	556,400	1,472,559

Mexico — 0.4%
America Movil SAB de CV, Ser. L, ADR(b)	41,698	2,223,754

Netherlands — 1.0%
Aegon NV(a)	56,800	340,317
Brit Insurance Holdings NV	56,800	914,575
CSM	32,790	963,531
ING Groep NV(a)	62,700	650,472
Koninklijke Ahold NV	60,500	815,530
Koninklijke DSM NV	31,100	1,593,285
Nutreco NV	11,600	848,406

		6,126,116

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	687,577

Norway — 0.7%
DnB NOR ASA	67,200	914,678
Statoil ASA	161,700	3,373,590

		4,288,268

Peru — 0.2%
Credicorp Ltd.	9,562	1,089,112

Portugal
Banco Espirito Santo SA	43,600	201,791

Singapore — 0.3%
CapitaMalls Asia Ltd.	529,000	868,862
M1 Ltd.	390,330	650,006

		1,518,868

South Africa — 0.8%
Aspen Pharmacare Holdings Ltd.(a)	73,745	994,517
MTN Group Ltd.	42,952	776,436
Shoprite Holdings Ltd.	75,141	1,066,705
Standard Bank Group Ltd.	70,094	1,116,235
Truworths International Ltd.	109,200	1,096,661

		5,050,554

Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	114,000	1,539,343
Banco Espanol de Credito SA	79,800	805,354
Banco Santander Chile, ADR(b)	17,171	1,657,860
Banco Santander SA	452,964	5,753,286
Inditex SA	38,147	3,030,272
Repsol YPF SA	66,100	1,702,647
Tecnicas Reunidas SA	13,052	695,802
Telefonica SA	34,700	859,292

		16,043,856

Sweden — 0.6%
Atlas Copco AB (Class A Stock)	96,462	1,861,878
Boliden AB	73,000	1,105,774
Hexagon AB (Class B Stock)	26,184	561,723
Meda AB (Class A Stock)	3,100	24,744
NCC AB (Class B Stock)	15,700	320,971

		3,875,090

Switzerland — 3.5%
Baloise Holding AG	14,600	1,316,400
CIE Financiere Richemont SA	51,550	2,481,891
Clariant AG(a)	42,200	617,121
Credit Suisse Group AG	81,161	3,468,948
Georg Fischer AG(a)	1,500	599,908
Nestle SA	39,490	2,103,803
Novartis AG	47,400	2,718,150
Sika AG	347	640,219
Swiss Reinsurance Co. Ltd.	23,400	1,026,109
Swisscom AG	4,470	1,802,738
Verwaltungs- und Privat-Bank AG	2,578	259,728
Zurich Financial Services AG	18,485	4,332,260

		21,367,275

Turkey — 0.3%
Turkiye Garanti Bankasi AS	318,703	1,850,683

United Kingdom — 9.2%
Admiral Group PLC	42,606	1,115,046

Aggreko PLC	45,323	1,117,803
AMEC PLC	88,012	1,363,220
Amlin PLC	129,348	815,410
AstraZeneca PLC	71,500	3,631,833
Aviva PLC	118,200	740,676
BAE Systems PLC	170,900	918,959
Barclays PLC	332,700	1,565,819
Beazley PLC	360,794	655,185
BP PLC	372,600	2,503,979
BT Group PLC	602,100	1,324,170
Cairn Energy PLC(a)	223,129	1,589,923
Centrica PLC	308,118	1,565,807
Compass Group PLC	138,405	1,153,411
Davis Service Group PLC	24,300	153,264
Drax Group PLC	116,100	699,066
DS Smith PLC	230,900	541,903
GlaxoSmithKline PLC	118,600	2,337,235
Home Retail Group PLC	199,900	646,885
IMI PLC	59,800	720,986
International Power PLC	59,600	363,266
Johnson Matthey PLC	44,125	1,221,343
Kingfisher PLC	169,204	622,507
Legal & General Group PLC	624,000	1,014,546
Lloyds Banking Group PLC(a)	1,743,810	2,030,400
Logica PLC	403,000	802,733
Marston’s PLC	339,130	493,315
Meggitt PLC	103,100	479,723
Next PLC	73,930	2,573,579
Northern Foods PLC	211,500	156,155
Old Mutual PLC	527,200	1,149,508
Petrofac Ltd.	78,772	1,698,985
Rexam PLC	34,800	167,828
Rolls-Royce Group PLC(a)	223,336	2,117,303
Royal Bank of Scotland Group PLC(a)	263,527	195,437
Royal Dutch Shell PLC, ADR(b)	37,350	2,252,205
Royal Dutch Shell PLC (Class B Stock)	162,200	4,731,619
RSA Insurance Group PLC	300,200	616,358
Spectris PLC	50,200	846,156
Standard Chartered PLC	73,396	2,105,330
Tate & Lyle PLC	127,900	937,882
Thomas Cook Group PLC	164,000	442,603
Vodafone Group PLC	1,301,038	3,210,799

		55,390,160

United States — 44.0%
3M Co.	28,250	2,449,558
Alcoa, Inc.	41,000	496,510
Altria Group, Inc.	44,700	1,073,694
Amazon.com, Inc.(a)	40,392	6,343,967
American Express Co.	55,200	2,320,056
American Tower Corp. (Class A Stock)(a)	62,130	3,184,784
Ameriprise Financial, Inc.	34,050	1,611,587
Amgen, Inc.(a)	24,850	1,369,483
Anadarko Petroleum Corp.	65,762	3,751,722
Analog Devices, Inc.(b)	38,600	1,211,268
Apple, Inc.(a)	36,186	10,267,778
AT&T, Inc.	111,800	3,197,480
Avon Products, Inc.	29,700	953,667
Baker Hughes, Inc.(b)	52,200	2,223,720
Bank of America Corp.	291,700	3,824,187
Bank of New York Mellon Corp. (The)	27,700	723,801
Broadcom Corp. (Class A Stock)	39,663	1,403,674
CA, Inc.	22,300	470,976
Cablevision Systems Corp. (Class A Stock)	94,900	2,485,431
CenterPoint Energy, Inc.(b)	42,200	663,384
Chevron Corp.	54,750	4,437,488
Cisco Systems, Inc.(a)	167,180	3,661,242
Citigroup, Inc.(a)	172,100	671,190
Covidien PLC	44,000	1,768,360
Crown Castle International Corp.(a)	38,472	1,698,539
Cummins, Inc.	20,718	1,876,636
Danaher Corp.	77,628	3,152,473
Dell, Inc.(a)	118,200	1,531,872

DIRECTV (Class A Stock)(a)	53,874	2,242,775
Dow Chemical Co. (The)	203,053	5,575,835
Eaton Corp.	18,704	1,542,893
EMC Corp.(a)(b)	77,511	1,574,248
Entergy Corp.	27,200	2,081,616
EOG Resources, Inc.	33,771	3,139,690
Estee Lauder Cos., Inc. (The)(b)	23,425	1,481,163
Exelon Corp.	32,150	1,368,947
Exxon Mobil Corp.	58,150	3,593,089
FedEx Corp.	24,206	2,069,613
Fifth Third Bancorp	87,200	1,049,016
Fortune Brands, Inc.	40,850	2,011,045
General Dynamics Corp.	56,987	3,579,353
General Electric Co.	180,900	2,939,625
Goldman Sachs Group, Inc. (The)	23,829	3,445,197
H&R Block, Inc.	97,200	1,258,740
Home Depot, Inc.	88,000	2,787,840
Honeywell International, Inc.	34,750	1,526,915
Illinois Tool Works, Inc.	52,400	2,463,848
International Business Machines Corp.	20,350	2,729,749
International Paper Co.	79,500	1,729,125
Johnson & Johnson	45,400	2,812,984
JPMorgan Chase & Co.	115,300	4,389,471
KeyCorp(b)	176,300	1,403,348
Kimberly-Clark Corp.	20,600	1,340,030
Liberty Media Corp. - Starz, Ser. A(a)	14,750	956,980
Lockheed Martin Corp.	10,300	734,184
Lowe’s Cos., Inc.	36,500	813,585
Madison Square Garden, Inc. (Class A Stock)(a)	23,600	497,488
Marsh & McLennan Cos., Inc.	93,600	2,257,632
McDonald’s Corp.	84,085	6,265,173
Mead Johnson Nutrition Co.	23,484	1,336,474
Merck & Co., Inc.	185,467	6,827,040
Microsoft Corp.	142,300	3,484,927
Monsanto Co.	105,835	5,072,671
Morgan Stanley	66,900	1,651,092
Murphy Oil Corp.	44,500	2,755,440
Newell Rubbermaid, Inc.(b)	70,700	1,259,167
NIKE, Inc. (Class B Stock)(b)	71,389	5,721,115
NiSource, Inc.	62,100	1,080,540
Nordstrom, Inc.	53,598	1,993,845
NRG Energy, Inc.(a)(b)	50,800	1,057,656
Oracle Corp.	103,367	2,775,404
Pfizer, Inc.	198,100	3,401,377
Philip Morris International, Inc.	24,200	1,355,684
PNC Financial Services Group, Inc.	66,493	3,451,652
PPG Industries, Inc.	52,757	3,840,710
Praxair, Inc.(b)	56,606	5,109,258
Precision Castparts Corp.	9,226	1,174,931
priceline.com, Inc.(a)(b)	10,311	3,591,734
Principal Financial Group, Inc.	16,900	438,048
Procter & Gamble Co. (The)	27,600	1,655,172
Qwest Communications International, Inc.(b)	66,500	416,955
Raytheon Co.	29,850	1,364,443
Salesforce.com, Inc.(a)(b)	20,393	2,279,938
Schlumberger Ltd.	12,550	773,205
SLM Corp.(a)(b)	61,700	712,635
Southwest Airlines Co.(b)	201,100	2,628,377
Spectra Energy Corp.	95,700	2,158,035
Sprint Nextel Corp.(a)(b)	320,800	1,485,304
St Joe Co. (The)(a)(b)	48,800	1,213,656
State Street Corp.	49,400	1,860,404
Sunoco, Inc.	24,800	905,200
Tiffany & Co.(b)	51,114	2,401,847
Time Warner Cable, Inc.	34,850	1,881,551
Time Warner, Inc.	85,800	2,629,770
TJX Cos., Inc.	66,553	2,970,260
Tyco Electronics Ltd.	51,900	1,516,518
Tyco International Ltd.	41,700	1,531,641
U.S. Bancorp	266,894	5,770,248

Union Pacific Corp.	107,998	8,834,236
Verizon Communications, Inc.	25,500	831,045
Vulcan Materials Co.(b)	33,400	1,233,128
Wal-Mart de Mexico SAB de CV, Ser. V	523,800	1,317,642
Wal-Mart Stores, Inc.	36,900	1,974,888
Walt Disney Co. (The)	93,155	3,084,362
Waste Management, Inc.	34,500	1,233,030
Wells Fargo & Co.	184,788	4,643,722
Western Union Co. (The)	108,900	1,924,263
Weyerhaeuser Co.	126,800	1,998,368
Whirlpool Corp.(b)	8,305	672,373
Wynn Resorts Ltd.	26,745	2,320,664
Yum! Brands, Inc.	58,245	2,682,765

		266,770,134

TOTAL COMMON STOCKS (cost $537,305,438)		585,631,563

PREFERRED STOCK — 0.1%
United States
Wells Fargo & Co. (cost $445,301)	23,175	633,373

	Units
RIGHTS
France
Cie Generale des Etablissements Michelin (cost $0)(a)(c)	31,249	87,245

TOTAL LONG-TERM INVESTMENTS (cost $537,750,739)		586,352,181

	Shares
SHORT-TERM INVESTMENTS — 9.7%
Affiliated Money Market Mutual Fund — 9.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $59,073,367; includes $40,917,350 received for securities on loan)(d)(e)	59,073,367	59,073,367

	Principal Amount (000)
U.S. Government Obligation
U.S. Treasury Bill, 0.190%, 12/02/2010 (cost $149,951)(f)	$150	149,966

TOTAL SHORT-TERM INVESTMENTS (cost $59,223,318)		59,223,333

TOTAL INVESTMENTS — 106.4% (cost $596,974,057)		645,575,514
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (6.4)%		(39,094,074)

NET ASSETS — 100.0%		$606,481,440

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CHF	Swiss Franc
JPY	Japanese Yen

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,712,743; cash collateral of $40,917,350 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets include net unrealized depreciation on forward currency contracts as follows:

Forward currency contracts outstanding at September 30, 2010:

Foreign Currency Contract	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at September 30, 2010	Unrealized (Depreciation)(1)
Sold:
Swiss Francs Expiring 12/15/10	Northern Trust	CHF	1,470	$1,432,679	$1,497,114	$(64,435)
Swiss Francs Expiring 12/15/10	Northern Trust	CHF	972	964,486	989,928	(25,442)
Japanese Yen Expiring 12/16/10	Bank of New York Mellon Corp. (The)	JPY	302,476	3,595,871	3,626,479	(30,608)

				$5,993,036	$6,113,521	$(120,485)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$17,010,185	$—	$ —
Austria	421,059	—	—
Belgium	3,091,531	—	—
Brazil	6,565,303	—	—
Canada	4,201,971	—	—
Chile	1,354,101	—	—
China	23,347,656	—	—
Colombia	1,209,386	—	—
Denmark	5,234,713	—	—
Finland	4,276,359	—	—
France	34,106,851	—	—
Germany	22,633,176	—	—
Greece	98,454	—	—
Hong Kong	6,586,594	—	—
India	5,468,115	—	—
Indonesia	1,398,880	—	—
Ireland	197,414	—	—
Israel	809,610	—	—
Italy	8,693,423	—	—
Japan	50,970,985	—	—
Malaysia	1,472,559	—	—
Mexico	2,223,754	—	—
Netherlands	6,126,116	—	—
New Zealand	687,577	—	—
Norway	4,288,268	—	—
Peru	1,089,112	—	—
Portugal	201,791	—	—

Singapore	1,518,868	—	—
South Africa	5,050,554	—	—
Spain	16,043,856	—	—
Sweden	3,875,090	—	—
Switzerland	21,367,275	—	—
Turkey	1,850,683	—	—
United Kingdom	55,390,160	—	—
United States	266,770,134	—	—
Preferred Stock		—	—
United States	633,373	—
Rights		—	—
France	87,245	—
U.S. Government Obligation	—	149,966	—
Affiliated Money Market Mutual Fund	59,073,367	—	—

	645,425,548	149,966	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(120,485)	—

Total	$645,425,548	$29,481	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/09 was $287,426,035. $179,679,779 was transferred out of Level 2 from Level 1 at 09/30/10 as a result of using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2010 were as follows:

Commercial Banks	10.5%
Affiliated Money Market Mutual Fund	9.7
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	5.3
Chemicals	4.9
Insurance	3.8
Machinery	3.4
Wireless Telecommunication Services	3.0
Media	2.8
Specialty Retail	2.7
Hotels, Restaurants & Leisure	2.5
Aerospace & Defense	2.4
Capital Markets	2.4
Computers & Peripherals	2.3
Diversified Telecommunication	2.2
Metals & Mining	2.2
Diversified Financial Services	2.1
Food & Staples Retailing	1.9
Software	1.9
Electronic Equipment & Instruments	1.8
Road & Rail	1.8
Textiles, Apparel & Luxury Goods	1.8
Internet & Catalog Retail	1.7
Energy Equipment & Services	1.6
IT Services	1.6
Food Products	1.5
Internet Software & Services	1.5
Automobiles	1.4
Electric Utilities	1.2
Industrial Conglomerates	1.2
Real Estate Management & Development	1.0

Trading Companies & Distributors	1.0
Household Durables	0.9
Airlines	0.8
Auto Components	0.8
Healthcare Equipment & Supplies	0.8
Multiline Retail	0.8
Multi-Utilities	0.8
Personal Products	0.8
Communications Equipment	0.7
Distributors	0.7
Consumer Finance	0.6
Commercial Services & Supplies	0.5
Household Products	0.5
Office Electronics	0.5
Independent Power Producers & Energy Traders	0.4
Semiconductors & Semiconductor Equipment	0.4
Tobacco	0.4
Air Freight & Logistics	0.3
Construction & Engineering	0.3
Construction Materials	0.3
Paper & Forest Products	0.3
Real Estate Investment Trusts	0.3
Biotechnology	0.2
Diversified Consumer Services	0.2
Building Products	0.1
Containers & Packaging	0.1
Healthcare Technology	0.1

106.4
Liabilities in excess of other assets	(6.4)

100.0%

Government Income Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.8%
Asset-Backed Securities — 1.6%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,798,274
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	1,646	1,765,025
Ser. 1997-20A, Class 1	7.150%	01/01/17	1,064	1,161,658
Ser. 1997-20G, Class 1	6.850%	07/01/17	546	601,136
Ser. 1998-20I, Class 1	6.000%	09/01/18	1,230	1,345,585

				6,671,678

Collateralized Mortgage Obligations — 2.9%
Federal Home Loan Mortgage Corp.,
Ser. 2002-2496, Class PM	5.500%	09/15/17	2,196	2,382,915
Ser. 2002-2501, Class MC	5.500%	09/15/17	821	896,489
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,593,138
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,920	2,009,770
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	2,400	2,546,992
Ser. 2002-57, Class ND	5.500%	09/25/17	910	994,199
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.566%	10/25/28	102	94,889
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.783%	02/25/34	350	335,201

				11,853,593

Commercial Mortgage-Backed Securities — 10.4%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	2,510	2,588,357
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser. 2004-T16, Class A5	4.600%	02/13/46	4,200	4,459,818
Ser. 2006-PW11, Class A4(a)	5.456%	03/11/39	860	949,195
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(a)	5.767%	06/10/46	3,000	3,324,072
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	4.832%	04/15/37	2,700	2,826,548
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	5.818%	05/15/46	1,300	1,395,238
Federal Home Loan Mortgage Corp.,
Ser. 2010-K005, Class A2	4.317%	11/25/19	2,600	2,824,539
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	3,855,780
Ser. 2010-K008, Class A2	3.531%	06/25/20	2,900	2,986,063
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,388	2,474,419
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	5.778%	08/10/45	2,000	2,080,439
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB(a)	5.655%	05/12/39	1,570	1,695,439
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	3,000	3,127,420
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(a)	5.761%	10/15/42	2,800	3,104,749
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C25, Class A4(a)	5.737%	05/15/43	2,000	2,206,192
Ser. 2006-C27, Class A2	5.624%	07/15/45	2,835	2,910,852

				42,809,120

Corporate Bond — 0.3%
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,122,693

Foreign Agencies — 0.9%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.750%	10/05/15	1,555	1,553,740
Bank Nederlandse Gemeenten (Netherlands), Bonds, 144A	1.750%	10/06/15	2,100	2,091,117

				3,644,857

Mortgage-Backed Securities — 44.3%
Federal Home Loan Mortgage Corp.(a)	2.604%	05/01/34	943	984,237
Federal Home Loan Mortgage Corp.	4.000%	TBA 30 Year	2,000	2,045,000
Federal Home Loan Mortgage Corp.	4.500%	TBA 15 Year	3,500	3,680,467

Federal Home Loan Mortgage Corp.	4.500%	TBA 30 Year	3,000	3,119,532
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 - 05/01/34	6,789	7,187,350
Federal Home Loan Mortgage Corp.	5.000%	TBA 15 Year	500	530,234
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	2,945	3,129,009
Federal Home Loan Mortgage Corp.	5.500%	TBA 30 Year	3,000	3,179,064
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	407	447,481
Federal Home Loan Mortgage Corp.	6.500%	01/01/11 - 09/01/32	253	277,556
Federal Home Loan Mortgage Corp.	7.000%	08/01/11 - 10/01/32	94	104,735
Federal National Mortgage Association(a)	2.416%	04/01/34	293	305,192
Federal National Mortgage Association(a)	2.469%	07/01/33	2,587	2,714,950
Federal National Mortgage Association(a)	2.554%	06/01/34	691	724,655
Federal National Mortgage Association(a)	2.643%	08/01/33	1,562	1,633,603
Federal National Mortgage Association(a)	2.854%	04/01/34	597	624,848
Federal National Mortgage Association	4.000%	TBA 15 Year	4,000	4,175,000
Federal National Mortgage Association	4.500%	05/01/40	9,437	9,893,768
Federal National Mortgage Association	4.500%	TBA 15 Year	500	525,781
Federal National Mortgage Association	4.500%	TBA 30 Year	32,000	33,278,428
Federal National Mortgage Association	5.000%	07/01/18 - 05/01/36	13,307	14,139,188
Federal National Mortgage Association	5.000%	TBA 30 Year	21,250	22,365,625
Federal National Mortgage Association	5.500%	01/01/17 - 11/01/36	24,159	26,036,954
Federal National Mortgage Association	5.500%	TBA 30 Year	5,000	5,310,155
Federal National Mortgage Association	6.000%	11/01/14 - 05/01/38	8,685	9,428,686
Federal National Mortgage Association	6.000%	TBA 30 Year	4,500	4,827,654
Federal National Mortgage Association	6.260%	03/01/11	1,092	1,091,803
Federal National Mortgage Association	6.500%	01/01/15 - 10/01/37	4,114	4,546,862
Federal National Mortgage Association	7.000%	02/01/12 - 01/01/36	756	847,591
Federal National Mortgage Association	7.500%	05/01/11 - 07/01/12	23	23,912
Federal National Mortgage Association	8.000%	03/01/22 - 02/01/26	27	30,605
Federal National Mortgage Association	9.000%	02/01/25 - 04/01/25	112	130,175
Government National Mortgage Association	4.000%	TBA 30 Year	500	515,002
Government National Mortgage Association	4.500%	TBA 30 Year	3,500	3,678,283
Government National Mortgage Association	5.000%	07/15/33 - 04/15/34	2,784	2,985,980
Government National Mortgage Association	5.500%	03/15/34 - 03/15/36	2,307	2,494,689
Government National Mortgage Association	6.000%	TBA 30 Year	3,000	3,255,000
Government National Mortgage Association	6.500%	07/15/32 - 08/15/32	523	583,410
Government National Mortgage Association	7.000%	03/15/23 - 08/15/28	1,223	1,389,104
Government National Mortgage Association	7.500%	12/15/25 - 02/15/26	236	269,133
Government National Mortgage Association	8.500%	09/15/24 - 04/15/25	273	323,837

				182,834,538

Municipal Bond — 0.1%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	683,298

U.S. Government Agency Obligations — 5.0%
Federal Home Loan Mortgage Corp.(b)	5.125%	11/17/17	1,270	1,506,997
Financing Corp. FICO,
Ser. 1P(c)	2.550%	05/11/18	4,000	3,302,348
Ser. 2P(c)	2.630%	11/30/17	2,940	2,468,256
Ser. 3P(c)	2.630%	11/30/17	3,640	3,055,937
Tennessee Valley Authority	5.250%	09/15/39	870	1,009,751
Tennessee Valley Authority	5.500%	06/15/38	465	561,039
Tennessee Valley Authority, Notes	4.500%	04/01/18	805	922,142
GMAC, Inc., FDIC Gtd. Notes	1.750%	10/30/12	4,415	4,517,265
Western Corporate Federal Credit Union, Gtd. Notes	1.750%	11/02/12	3,405	3,481,864

				20,825,599

U.S. Treasury Securities — 35.3%
U.S. Treasury Bonds	4.375%	05/15/40	4,245	4,767,687
U.S. Treasury Bonds	4.625%	02/15/40	3,325	3,885,056
U.S. Treasury Bonds	7.125%	02/15/23	4,000	5,768,752
U.S. Treasury Bonds	8.000%	11/15/21	18,200	27,450,714
U.S. Treasury Notes	0.375%	09/30/12	8,000	7,991,248
U.S. Treasury Notes	1.250%	09/30/15	6,172	6,162,359
U.S. Treasury Notes(b)	2.625%	08/15/20	7,090	7,156,469
U.S. Treasury Notes	3.125%	04/30/13	27,290	29,117,147
U.S. Treasury Notes	3.375%	11/15/19	3,500	3,770,431
U.S. Treasury Strips Coupon(d)	3.380%	05/15/24	6,500	4,119,590
U.S. Treasury Strips Coupon(d)	3.400%	08/15/24	10,095	6,319,672
U.S. Treasury Strips Coupon(d)	3.410%	11/15/24	890	550,254
U.S. Treasury Strips Coupon(b)(d)	3.480%	08/15/25	5,500	3,281,443
U.S. Treasury Strips Coupon(d)	3.550%	11/15/21	5,750	4,104,994
U.S. Treasury Strips Coupon(d)	3.610%	02/15/22	4,950	3,493,081

U.S. Treasury Strips Coupon(d)	3.670%	05/15/22	3,000	2,093,658
U.S. Treasury Strips Coupon(d)	3.730%	08/15/22	3,005	2,072,729
U.S. Treasury Strips Coupon(d)	3.820%	11/15/22	4,820	3,279,123
U.S. Treasury Strips Coupon(d)(e)	4.070%	11/15/23	13,875	9,000,074
U.S. Treasury Strips Coupon(d)	4.130%	02/15/24	6,500	4,166,253
U.S. Treasury Strips Coupon(d)	4.430%	05/15/25	6,000	3,620,844
U.S. Treasury Strips Principal(c)	3.820%	02/15/23	5,540	3,743,229

				145,914,807

TOTAL LONG-TERM INVESTMENTS (cost $396,169,626)				416,360,183

SHORT-TERM INVESTMENTS — 25.6%

			Shares
AFFILIATED MUTUAL FUNDS — 25.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(f) (cost $52,856,631)			5,353,208	47,590,020
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(f)(g) (cost $57,869,882; includes $7,258,954 of cash collateral received for securities on loan)			57,869,882	57,869,882

TOTAL AFFILIATED MUTUAL FUNDS (cost $110,726,513)				105,459,902

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT— 126.4% (cost $506,896,139)				521,820,085

			Principal Amount (000)#
SECURITY SOLD SHORT — (2.1)%
Mortgage-Backed Security
Federal National Mortgage Association (proceeds received $8,429,375)	5.000%	TBA 30 Year	$8,000	(8,412,496)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 124.3% (cost $498,466,764)				513,407,589
LIABILITIES IN EXCESS OF OTHER ASSETS(i) (24.3)%				(100,486,098)

NET ASSETS — 100.0%				$412,921,491

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FDIC	Federal Deposit Insurance Corp.
FICO	Financing Corp.
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is, including those sold and pending settlement, $7,141,444; cash collateral of $7,258,954 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.
(d)	Rate shown reflects the effective yield at September 30, 2010.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	All or partial principal amount totaling $65,750,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:

Open future contracts outstanding at September 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
47	2 Year U.S. Treasury Notes	Dec. 2010	$10,280,604	$10,315,766	$35,162
780	5 Year U.S. Treasury Notes	Dec. 2010	93,632,883	94,276,406	643,523
18	U.S. Ultra Bond	Dec. 2010	2,482,272	2,543,063	60,791

					739,476

	Short Positions:
420	10 Year U.S. Treasury Notes	Dec. 2010	52,568,108	52,939,688	(371,580)
468	U.S. Long Bond	Dec. 2010	62,899,873	62,580,375	319,498

					(52,082)

					$687,394

(1)	Amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)
Barclays Bank, PLC(1)	08/11/20	$2,905	2.828%	3 month LIBOR	$80,797	$—	$80,797
Citibank, NA(1)	08/10/20	3,485	2.834%	3 month LIBOR	99,023	—	99,023
Morgan Stanley Capital Services(1)	08/10/20	1,745	2.833%	3 month LIBOR	49,461	—	49,461
Barclays Bank, PLC(2)	08/16/20	1,815	2.751%	3 month LIBOR	(37,014)	—	(37,014)
Citibank, NA(2)	07/16/20	1,830	3.115%	3 month LIBOR	(102,786)	—	(102,786)
Citibank, NA(2)	07/19/20	1,830	3.001%	3 month LIBOR	(83,234)	—	(83,234)
Morgan Stanley Capital Services(2)	07/23/20	1,870	2.890%	3 month LIBOR	(65,556)	—	(65,556)

					$(59,309)	$—	$(59,309)

LIBOR - London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$6,671,678	$—
Collateralized Mortgage Obligations	—	11,853,593	—
Commercial Mortgage-Backed Securities	—	42,809,120	—
Corporate Bond	—	1,122,693	—
Foreign Agencies	—	3,644,857	—
Mortgage-Backed Securities	—	182,834,538	—
Municipal Bond	—	683,298	—
U.S. Government Agency Obligations	—	20,825,599	—
U.S. Treasury Securities	—	145,914,807	—
Affiliated Mutual Funds	105,459,902	—	—
Security Sold Short	—	(8,412,496)	—
Other Financial Instruments*
Futures Contracts	687,394	—	—
Interest Rate Swaps	—	(59,309)	—

Total	$106,147,296	$407,888,378	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

High Yield Bond Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.2%
ASSET-BACKED SECURITIES
Non-Residential Mortgage-Backed Security
Primus CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class A, 144A(a)	Aa3	0.758%	07/15/21	$478	$415,823

Residential Mortgage-Backed Securities
Argent Securities, Inc., Ser. 2003-W8, Class M1(a)	Aa2	1.306%	12/25/33	156	122,716
Credit-Based Asset Servicing and Securitization LLC, Ser. 2007-CB1, Class AF2	Ca	5.805%	01/25/37	600	291,084
Morgan Stanley ABS Capital I, Ser. 2007-HE6, Class A2(a)	Ca	0.396%	05/25/37	100	43,407
Morgan Stanley Mortgage Loan Trust, Ser. 2006-12XS, Class A6A	Caa3	5.726%	10/25/36	475	272,629
Structured Asset Securities Corp., Ser. 2005-9XS, Class 2A1(a)	Caa2	0.556%	06/25/35	468	315,700

					1,045,536

TOTAL ASSET-BACKED SECURITIES (cost $1,477,912)					1,461,359

BANK LOANS — 5.9%
Automotive — 0.9%
Ford Motor Co.(a)(b)	Ba1	3.010%	12/15/13	19,145	18,759,169

Cable — 0.5%
Charter Communications Operating LLC, Term B, Refi.(a)(b)	Ba1	2.260%	03/06/14	907	884,278
Charter Communications Operating LLC, Term C, Refi.(a)(b)	Ba1	3.540%	09/06/16	7,361	7,181,300
CSC Holdings, Inc.(a)(b)	Baa3	1.007%	03/31/15	2,275	2,178,554

					10,244,132

Capital Goods
Capital Safety Group Ltd.(a)(b)	B3	2.506%	07/20/15	176	159,387
Capital Safety Group Ltd.(a)(b)	B3	3.006%	07/20/16	924	836,113

					995,500

Consumer — 0.5%
Realogy Corp.(b)	Caa3	13.500%	10/15/17	5,700	6,042,000
Visant Corp.(b)	Ba3	7.000%	12/22/16	4,075	4,097,413

					10,139,413

Electric — 1.3%
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.758%	10/10/14	11,404	8,847,369
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.758%	10/10/14	24,621	19,040,161

					27,887,530

Gaming — 0.3%
Harrah’s Operating Co., Inc.(a)(b)	Caa1	3.497%	01/28/15	2,722	2,340,142
Motorcity Casino(a)(b)	B3	8.500%	07/13/12	3,353	3,309,727

					5,649,869

Healthcare & Pharmaceutical — 1.0%
Royalty Pharma Finance Trust(b)	Baa3	7.750%	05/15/15	20,481	21,300,441

Pipelines & Other — 0.2%
New Development Holdings LLC(a)(b)	Ba3	7.000%	07/01/17	3,287	3,337,093

Technology — 1.1%
First Data Corp.(a)(b)	B1	3.006%	09/24/14	2,288	2,013,721
First Data Corp.(a)(b)	B1	3.006%	09/24/14	6,155	5,414,786
First Data Corp.(a)(b)	B1	3.006%	09/24/14	4,659	4,098,125
Spansion LLC(a)(b)	BB-(c)	7.500%	02/09/15	2,494	2,484,399
TransUnion LLC(a)(b)	Ba3	6.750%	06/15/17	9,152	9,255,023

					23,266,054

Telecommunications — 0.1%
Level 3 Communications, Inc.(a)(b)	B1	9.080%	03/13/14	1,500	1,618,125

TOTAL BANK LOANS (cost $116,679,984)					123,197,326

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Adjustable Rate Mortgage Trust, Ser. 2005-7, Class 1A1(a)	Ca	2.986%	10/25/35	140	90,188
American Home Mortgage Assets, Ser. 2006-4, Class 1A12(a)	Caa3	0.466%	10/25/46	61	30,914

American Home Mortgage Assets, Ser. 2006-5, Class A1(a)	Caa1	1.290%	11/25/46	478	229,541
American Home Mortgage Assets, Ser. 2007-3, Class 22A1	Ca	6.250%	06/25/37	211	128,733
American Home Mortgage Investment Trust, Ser. 2005-2, Class 4A1(a)	Ba3	2.034%	09/25/45	36	32,048
Banc of America Alternative Loan Trust, Ser. 2005-4, Class CB6(a)	Caa1	0.656%	05/25/35	94	67,756
Banc of America Funding Corp., Ser. 2006-B, Class 2A1(a)	Caa2	5.495%	03/20/36	244	187,059
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2005-10, Class A2(a)	BB+(c)	3.063%	10/25/35	500	462,893
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2007-3, Class 1A1(a)	CCC(c)	5.347%	05/25/47	71	54,422
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-10, Class 22AA(a)	CCC(c)	5.864%	09/25/37	145	106,342
Countrywide Alternative Loan Trust, Ser. 2005-43, Class 4A3(a)	CC(c)	5.594%	10/25/35	54	37,472
Countrywide Alternative Loan Trust, Ser. 2005-62, Class 2A1(a)	B3	1.370%	12/25/35	131	81,077
Countrywide Alternative Loan Trust, Ser. 2006-HY13, Class 4A1(a)	CCC(c)	5.773%	02/25/37	65	46,352
Countrywide Alternative Loan Trust, Ser. 2006-OA1, Class 2A1(a)	B3	0.467%	03/20/46	50	28,355
Countrywide Alternative Loan Trust, Ser. 2006-OA9, Class 2A1A(a)	Caa3	0.467%	07/20/46	61	28,008
Countrywide Alternative Loan Trust, Ser. 2006-OA11, Class A1B(a)	Caa2	0.446%	09/25/46	75	44,200
Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-2, Class 2A1(a)	A1	0.576%	03/25/35	159	99,928
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2005-AR1, Class 2A1A(a)	Aa2	0.507%	03/19/45	19	12,939
First Horizon Alternative Mortgage Securities, Ser. 2006-FA2, Class 1A5	Caa3	6.000%	05/25/36	124	98,859
Harborview Mortgage Loan Trust, Ser. 2006-1, Class 2A1A(a)	B3	0.497%	03/19/36	491	284,607
Harborview Mortgage Loan Trust, Ser. 2006-5, Class 2A1A(a)	Caa1	0.437%	07/19/46	64	37,923
Harborview Mortgage Loan Trust, Ser. 2006-7, Class 2A1B(a)	Ca	0.507%	09/19/46	495	97,720
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR13, Class 4A1(a)	Caa3	2.612%	08/25/35	109	82,352
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR15, Class A1(a)	Caa2	5.090%	09/25/35	106	80,669
IndyMac Index Mortgage Loan Trust, Ser. 2006-AR12, Class A1(a)	B3	0.446%	09/25/46	53	30,452
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A96	CC(c)	6.000%	08/25/37	71	62,463
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A97	CCC(c)	6.000%	08/25/37	142	124,926
Mastr Adjustable Rate Mortgages Trust, Ser. 2006-OA1, Class 1A1(a)	Ba1	0.466%	04/25/46	37	20,159
Residential Accredit Loans, Inc., Ser. 2006-QA2, Class 3A1(a)	Caa3	5.500%	02/25/36	375	218,605
Residential Accredit Loans, Inc., Ser. 2007-QS4, Class 2A1(a)	Caa3	0.586%	03/25/37	258	106,081
Residential Asset Securitization Trust, Ser. 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	120	97,193
Structured Asset Mortgage Investments, Inc., Ser. 2006-AR6, Class 2A1(a)	B3	0.446%	07/25/46	68	41,071
SunTrust Alternative Loan Trust, Ser. 2006-1F, Class 3A(a)	Ca	0.606%	04/25/36	187	58,733
Thornburg Mortgage Securities Trust, Ser. 2006-5, Class A1(a)	B1	0.376%	10/25/46	89	88,547
WaMu Mortgage Pass-Through Certificates, Ser. 2006-AR12, Class 2A3(a)	CCC(c)	5.686%	10/25/36	232	177,068
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 2A3(a)	CCC(c)	5.746%	02/25/37	61	45,013
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 4A1(a)	CCC(c)	5.241%	02/25/37	69	51,454
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY2, Class 1A1(a)	CCC(c)	5.424%	12/25/36	68	50,965
WaMu Mortgage Pass-Through Certificates, Ser. 2007-OA2, Class 1A(a)	B3	1.070%	03/25/47	67	41,574
WaMu Mortgage Pass-Through Certificates, Ser. 2007-OA3, Class 2A1A(a)	B3	1.130%	04/25/47	67	43,029

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,655,886)					3,707,690

CORPORATE BONDS — 89.9%
Aerospace & Defense — 1.8%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	2,375	2,413,594
BE Aerospace, Inc., Sr. Unsec’d. Notes(d)	Ba3	6.875%	10/01/20	3,625	3,697,500
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500%	07/01/18	6,875	7,493,750
Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $4,374,500; purchased 01/13/10-03/23/10)(b)(e)	B3	8.750%	11/15/17	4,325	3,178,875
Esterline Technologies Corp., Gtd. Notes	Ba3	6.625%	03/01/17	750	768,750
Esterline Technologies Corp., Gtd. Notes, 144A	Ba3	7.000%	08/01/20	2,750	2,846,250
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Gtd. Notes(d)	Caa3	8.500%	04/01/15	2,525	1,947,406
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,500	2,500,000
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	3,650	3,704,750
TransDigm, Inc., Gtd. Notes	B3	7.750%	07/15/14	5,400	5,460,750
TransDigm, Inc., Gtd. Notes	B3	7.750%	07/15/14	4,350	4,398,937

					38,410,562

Airlines — 0.2%
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	CCC+(c)	10.400%	03/10/11	1,000	1,012,500
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	CCC+(c)	10.400%	03/15/11	1,000	1,012,500
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	NR	10.550%	03/12/21	1,425	1,193,438
Continental Airlines 1996-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 962A	Baa2	7.750%	07/02/14	665	691,740
Continental Airlines 1998-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 981B, Class B(b)	Ba2	6.748%	03/15/17	531	514,607
Continental Airlines 1999-2 Class B Pass Through Trust, Pass-thru Certs., Ser. 992B, Class B	Ba2	7.566%	03/15/20	280	281,583

					4,706,368

Automotive — 2.0%
American Axle & Manufacturing, Inc., Gtd. Notes(d)	B3	7.875%	03/01/17	5,175	5,129,719
Ford Motor Co., Sr. Unsec’d. Notes(d)	B2	7.450%	07/16/31	3,250	3,388,125
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	Ba3	7.000%	04/15/15	1,450	1,549,441
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.800%	06/01/12	2,540	2,701,331
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	8.000%	12/15/16	1,300	1,469,482
Lear Corp., Gtd. Notes	B1	7.875%	03/15/18	5,075	5,379,500
Lear Corp., Gtd. Notes(d)	B1	8.125%	03/15/20	3,425	3,660,469
Navistar International Corp., Gtd. Notes	B1	8.250%	11/01/21	9,450	10,087,875
TRW Automotive, Inc., Gtd. Notes, 144A(d)	B2	7.250%	03/15/17	4,125	4,382,812
TRW Automotive, Inc., Gtd. Notes, 144A	B2	8.875%	12/01/17	3,350	3,668,250

					41,417,004

Banking — 1.0%
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625%	03/08/35	1,400	1,316,034
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.000%	12/29/49	10,330	10,655,808
BankAmerica Capital II, Ltd. Gtd. Notes, Ser. 2	Baa3	8.000%	12/15/26	1,000	1,030,000
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan), Gtd. Notes., 144A	Ba2	7.250%	05/03/17	3,500	3,570,000
HBOS PLC (United Kingdom), Sub. Notes, Ser. G, 144A, MTN	Baa3	6.750%	05/21/18	400	401,918
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Baa3	8.278%	12/01/26	2,750	2,818,750
Regions Financial Corp., Sub. Notes	Ba1	7.375%	12/10/37	250	229,303

					20,021,813

Building Materials & Construction — 0.9%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,488,750; purchased 09/27/10)(e)	B1	6.875%	08/15/18	1,500	1,473,750
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $3,475,000; purchased 02/02/10)(e)	Ba2	7.000%	02/15/20	3,475	3,561,875
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500%	04/15/16	900	913,500
Interline Brands, Inc., Gtd. Notes	B3	8.125%	06/15/14	4,865	5,023,113
KB Home, Gtd. Notes	B1	6.375%	08/15/11	2,125	2,159,531
Standard Pacific Corp., Gtd. Notes	B3	10.750%	09/15/16	3,875	4,223,750
Standard Pacific Corp., Sec’d. Notes	B3	8.375%	05/15/18	650	650,000

					18,005,519

Cable — 5.8%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100(f)	116
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.750%	04/15/18	1,975	2,088,562
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	6,525	7,177,500
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16	2,650	3,147,238
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B2	7.250%	10/30/17	2,525	2,559,719
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B2	7.875%	04/30/18	1,850	1,919,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(d)	B2	8.125%	04/30/20	1,600	1,696,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	12,300	12,976,500
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	28,600	30,316,000
CSC Holdings LLC, Sr. Unsec’d. Notes(d)	Ba3	7.625%	07/15/18	1,850	1,993,375
CSC Holdings LLC, Sr. Unsec’d. Notes(d)	Ba3	7.875%	02/15/18	1,300	1,418,625
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	06/15/15	2,075	2,266,938
CSC Holdings LLC, Sr. Unsec’d. Notes(d)	Ba3	8.625%	02/15/19	1,105	1,243,125
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	3,140	3,300,925
Echostar DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	25	26,656
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	B3	8.500%	10/15/15	1,075	1,099,188
Mediacom LLC/Mediacom Capital Corp., Unsec’d. Notes(d)	B3	9.125%	08/15/19	2,100	2,173,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16	1,550	1,598,437
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16	2,555	2,634,844
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	B1	8.125%	12/01/17	2,100	2,184,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	16,750	17,838,750
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.375%	12/15/15	3,450	3,527,625

Videotron Ltee (Canada), Gtd. Notes	Ba2	6.875%	01/15/14	420	426,300
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18	6,950	7,818,750
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(d)	Ba3	8.375%	10/15/19	1,100	1,207,250
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba3	9.125%	08/15/16	2,075	2,220,250
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1(d)	Ba3	9.500%	08/15/16	6,150	6,949,500

					121,809,048

Capital Goods — 5.9%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	4,845	4,941,900
Altra Holdings, Inc., Sr. Sec’d. Notes	B1	8.125%	12/01/16	3,000	3,120,000
Amsted Industries, Inc., Sr. Notes, 144A (original cost $4,517,240; purchased 03/12/10)(b)(e)	B1	8.125%	03/15/18	4,550	4,737,687
Aquilex Holdings LLC/Aquilex Finance Corp., Gtd. Notes	B3	11.125%	12/15/16	3,300	3,267,000
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000%	08/15/16	8,664	8,967,240
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(d)	B2	8.625%	08/01/15	5,325	5,484,750
Columbus McKinnon Corp., Gtd. Notes	B1	8.875%	11/01/13	7,300	7,446,000
Diversey Holdings, Inc., Sr. Unsec’d. Notes	Caa1	10.500%	05/15/20	7,927	9,075,907
Diversey, Inc., Gtd. Notes	B3	8.250%	11/15/19	4,715	5,045,050
Hertz Corp. (The), Gtd. Notes, 144A	B2	7.500%	10/15/18	1,825	1,825,000
Hertz Corp. (The), Gtd. Notes	B2	8.875%	01/01/14	10,307	10,577,559
Marfrig Overseas Ltd. (Cayman Islands), Gtd. Notes, 144A	B1	9.500%	05/04/20	1,015	1,077,169
NES Rentals Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $2,972,490; purchased 04/01/10)(b)(e)	Caa2	12.250%	04/15/15	3,000	2,355,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes	Caa1	8.500%	05/01/18	8,800	8,943,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes(d)	Caa2	11.750%	08/01/16	1,100	1,177,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Gtd. Notes(d)	Caa2	10.250%	11/15/19	2,425	2,576,563
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Sec’d. Notes, 144A(d)	B1	10.000%	07/15/17	3,050	3,393,125
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes(b)(d)	Caa2	9.500%	12/01/14	1,980	2,051,775
SPX Corp., Gtd. Notes, 144A	Ba1	6.875%	09/01/17	7,050	7,473,000
SPX Corp., Sr. Unsec’d. Notes	Ba1	7.625%	12/15/14	10,280	11,205,200
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba2	7.000%	12/01/16	250	247,812
Terex Corp., Sr. Sub. Notes(d)	Caa1	8.000%	11/15/17	9,320	9,331,650
Trimas Corp., Sr. Sec’d. Notes, 144A	B3	9.750%	12/15/17	2,625	2,821,875
United Rentals North America, Inc., Gtd. Notes	B3	10.875%	06/15/16	6,400	7,224,000

					124,365,262

Chemicals — 3.3%
CF Industries, Inc., Gtd. Notes	B1	6.875%	05/01/18	2,225	2,394,656
CF Industries, Inc., Gtd. Notes(d)	B1	7.125%	05/01/20	9,975	10,910,156
Huntsman International LLC, Gtd. Notes, 144A(d)	B3	8.625%	03/15/21	3,225	3,337,875
INVISTA, Gtd. Notes, 144A (original cost $6,116,435; purchased 07/09/09-06/29/10)(b)(e)	Ba3	9.250%	05/01/12	6,308	6,386,850
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	4,075	4,248,187
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A(d)	Ba3	8.000%	11/01/17	7,535	8,231,988
Lyondell Chemical Co., Sr. Sec’d. Notes	B3	11.000%	05/01/18	4,150	4,590,938
Momentive Performance Materials, Inc., Gtd. Notes(d)	Caa1	9.750%	12/01/14	6,625	6,790,625
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	8.375%	11/01/16	9,650	10,156,625
Solutia, Inc., Gtd. Notes(d)	B2	7.875%	03/15/20	4,025	4,301,719
TPC Group LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	10/01/17	2,525	2,588,125
Vertellus Specialties, Inc., Sr. Sec’d. Notes, 144A	B1	9.375%	10/01/15	4,375	4,539,062

					68,476,806

Consumer — 2.4%
Geo Group, Inc. (The), Gtd. Notes, 144A	B1	7.750%	10/15/17	3,300	3,465,000
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	5,650	5,494,625
Mobile Mini, Inc., Gtd. Notes	B2	6.875%	05/01/15	3,732	3,657,360
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes(d)	B2	7.375%	05/15/20	2,925	3,082,219
Realogy Corp., Gtd. Notes	Caa3	10.500%	04/15/14	11,835	10,059,750
Realogy Corp., Gtd. Notes, PIK	Caa3	11.000%	04/15/14	491	422,278
Realogy Corp., Gtd. Notes	Ca	12.375%	04/15/15	900	711,000
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	2,510	2,842,575
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	06/15/17	4,143	4,381,222
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250%	02/15/13	4,725	4,736,812
Visant Corp., Sr. Notes, 144A(d)	Caa1	10.000%	10/01/17	10,500	10,972,500

					49,825,341

Electric — 4.3%
AES Corp. (The), Sr. Sec’d. Notes, 144A(d)	Ba3	8.750%	05/15/13	1,582	1,605,730
AES Corp. (The), Sr. Unsec’d. Notes(d)	B1	7.750%	03/01/14	4,335	4,638,450
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.750%	10/15/15	3,365	3,600,550
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.000%	10/15/17	550	594,000
AES Corp. (The), Sr. Unsec’d. Notes(d)	B1	8.000%	06/01/20	700	759,500
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A	Ba2	9.000%	01/02/17	6,701	6,935,638

AES Eastern Energy LP, Pass-thru Certs., Ser. 99-B	Ba2	9.670%	01/02/29	2,000	2,160,000
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A (original cost $1,652,008; purchased 10/31/03-03/03/09)(b)(e)	B1	8.540%	11/30/19	1,680	1,725,786
Dynegy Roseton/Danskammer Pass Through Trust, Pass-thru Certs., Ser. A	B3	7.270%	11/08/10	371	370,753
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	2,601	2,530,302
Energy Future Holdings Corp., Sr. Sec’d. Notes, 144A(d)	Caa3	10.000%	01/15/20	1,650	1,638,054
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes(d)	B+(c)	9.750%	10/15/19	594	577,854
GenOn Escrow Corp., Sr. Unsec’d. Notes, 144A	B3	9.500%	10/15/18	6,325	6,087,813
Homer City Funding LLC, Sr. Sec’d. Notes	Ba2	8.734%	10/01/26	1,416	1,288,833
Midwest Generation LLC, Pass-thru Certs., Ser. B(d)	Ba2	8.560%	01/02/16	2,447	2,419,475
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	1,610	1,652,262
Mirant Corp., Sr. Notes, 144A(b)	NR	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	108	110,627
Mirant Mid Atlantic Pass Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	9,124	9,762,877
Mirant North America LLC, Gtd. Notes(d)	B1	7.375%	12/31/13	1,050	1,081,500
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,447,125; purchased 09/22/09)(e)	Ba3	10.875%	06/01/16	4,550	4,970,875
NRG Energy, Inc., Gtd. Notes	B1	7.250%	02/01/14	5,510	5,654,638
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	9,945	10,230,919
NRG Energy, Inc., Gtd. Notes(d)	B1	7.375%	01/15/17	925	948,125
NRG Energy, Inc., Gtd. Notes, 144A(d)	B1	8.250%	09/01/20	7,025	7,244,531
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.750%	12/15/25	800	728,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(b)	Ba1	9.237%	07/02/17	2,187	2,274,787
Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A (original cost $7,226,068; purchased 12/22/08-05/28/10)(b)(e)	Ba3	9.000%	12/30/13	7,545	7,810,331

					89,404,035

Energy – Other — 5.8%
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.500%	05/15/15	2,530	2,574,275
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	2,150	2,198,375
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16	4,825	5,211,000
CITIC Resources Finance 2007 Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Ba3	6.750%	05/15/14	25	26,063
Denbury Resources, Inc., Gtd. Notes	B1	7.500%	12/15/15	650	674,375
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	2,593	2,829,611
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	4,050	4,546,125
Forest Oil Corp., Gtd. Notes(d)	B1	7.250%	06/15/19	7,900	8,077,750
Harvest Operations Corp. (Canada), Gtd. Notes, 144A	Ba1	6.875%	10/01/17	1,775	1,814,937
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	6,075	6,682,500
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	3,435	3,572,400
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.875%	02/01/20	1,385	1,471,563
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	325	346,937
OPTI Canada, Inc. (Canada), Sr. Sec’d. Notes	Caa3	7.875%	12/15/14	17,675	13,300,438
OPTI Canada, Inc. (Canada), Sr. Sec’d. Notes	Caa3	8.250%	12/15/14	5,855	4,449,800
Parker Drilling Co., Gtd. Notes, 144A	B1	9.125%	04/01/18	875	888,125
Petrohawk Energy Corp., Gtd. Notes, 144A	B3	7.250%	08/15/18	5,675	5,788,500
Petrohawk Energy Corp., Gtd. Notes(d)	B3	7.875%	06/01/15	5,525	5,787,438
Petroplus Finance Ltd. (Bermuda), Sec’d. Notes, 144A(d)	B2	7.000%	05/01/17	3,325	2,892,750
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(d)	B2	6.750%	05/01/14	12,850	11,757,750
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875%	07/15/16	1,950	2,014,098
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	9,965	10,625,500
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	2,240	2,397,501
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	7.500%	01/15/20	5,000	5,501,990
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	1,500	1,575,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.750%	06/15/15	3,070	3,219,662
Plains Exploration & Production Co., Gtd. Notes(d)	B1	10.000%	03/01/16	1,800	2,052,000
Range Resources Corp., Gtd. Notes	Ba3	7.500%	05/15/16	4,100	4,284,500
Range Resources Corp., Gtd. Notes	Ba3	7.500%	10/01/17	2,150	2,289,750
SandRidge Energy, Inc., Gtd. Notes, 144A(d)	B3	8.000%	06/01/18	2,675	2,608,125
SandRidge Energy, Inc., Gtd. Notes, 144A(d)	B3	8.750%	01/15/20	525	519,750

					121,978,588

Foods — 2.7%
Aramark Corp., Gtd. Notes(d)	B3	8.500%	02/01/15	7,215	7,503,600
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	1,650	1,662,375
Cott Beverages USA, Inc., Gtd. Notes, 144A	B3	8.125%	09/01/18	2,300	2,435,125
Del Monte Corp., Gtd. Notes	Ba3	6.750%	02/15/15	998	1,031,682
Del Monte Corp., Gtd. Notes	Ba3	7.500%	10/15/19	5,450	5,879,188
Games Merger Corp., Sr. Notes, 144A	B3	11.000%	06/01/18	2,450	2,646,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	9,560	10,300,900

Landry’s Restaurants, Inc., Sr. Sec’d. Notes, 144A	B3	11.625%	12/01/15	1,500	1,582,500
Landry’s Restaurants, Inc., Sr. Sec’d. Notes	B3	11.625%	12/01/15	535	564,425
Michael Foods, Inc., Sr. Notes, 144A(b)(d)	Caa1	9.750%	07/15/18	4,450	4,761,500
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/14	3,540	4,071,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	Caa1	7.750%	07/01/17	720	729,900
Stater Brothers Holdings, Gtd. Notes	B2	7.750%	04/15/15	500	512,500
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,600	1,602,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.500%	05/15/12	400	413,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.500%	11/15/14	200	201,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	Ba3	8.000%	05/01/16	8,450	8,513,375
Tyson Foods, Inc., Gtd. Notes	Ba2	10.500%	03/01/14	1,300	1,564,875

					55,975,445

Gaming — 4.1%
CCM Merger, Inc., Notes, 144A (original cost $15,804,313; purchased 07/14/05-07/06/10)(d)(e)	Caa3	8.000%	08/01/13	17,520	16,030,800
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(d)	CCC(c)	10.000%	12/15/18	3,253	2,598,334
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes	CCC(c)	10.000%	12/15/18	3,213	2,570,400
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A(d)	Ca	12.750%	04/15/18	9,526	8,882,995
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.500%	10/15/15	3,300	3,201,000
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.875%	08/15/18	2,200	2,123,000
MGM Resorts International, Gtd. Notes	Caa1	6.750%	09/01/12	400	378,000
MGM Resorts International, Sr. Sec’d. Notes, 144A	B1	9.000%	03/15/20	8,990	9,461,975
MGM Resorts International, Sr. Sec’d. Notes	B1	10.375%	05/15/14	1,915	2,130,437
MGM Resorts International, Sr. Sec’d. Notes	B1	11.125%	11/15/17	1,145	1,303,869
MGM Resorts International, Sr. Sec’d. Notes(d)	B1	13.000%	11/15/13	12,635	14,846,125
Peninsula Gaming LLC, Gtd. Notes(d)	B3	10.750%	08/15/17	2,175	2,297,344
Penn National Gaming, Inc., Sr. Sub. Notes(d)	B1	8.750%	08/15/19	1,625	1,726,562
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625%	08/01/17	2,300	2,440,875
Pinnacle Entertainment, Inc., Gtd. Notes	Caa1	8.750%	05/15/20	250	246,250
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $1,656,000; purchased 11/13/08)(b)(e)	B2	10.375%	06/15/14	1,800	1,878,750
Scientific Games Corp., Sr. Sub. Notes, 144A	B1	8.125%	09/15/18	1,925	1,963,500
Scientific Games International, Inc., Gtd. Notes	B1	9.250%	06/15/19	1,925	2,045,312
Station Casinos, Inc., Sr. Sub. Notes(g)	NR	6.500%	02/01/14	3,650	365
Station Casinos, Inc., Sr. Sub. Notes(g)	NR	6.625%	03/15/18	2,200	8,602
Station Casinos, Inc., Sr. Unsec’d. Notes(g)	NR	6.000%	04/01/12	2,251	383
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mtge. Bonds, 144A(d)	Ba3	7.750%	08/15/20	8,575	9,046,625
Yonkers Racing Corp., Sr. Sec’d. Notes, 144A (original cost $1,026,623; purchased 07/13/09-01/22/10)(b)(e)	B1	11.375%	07/15/16	1,011	1,096,935

					86,278,438

Healthcare & Pharmaceutical — 11.8%
Accellent, Inc., Gtd. Notes	Caa2	10.500%	12/01/13	17,983	18,162,830
Accellent, Inc., Sr. Sec’d. Notes(d)	B1	8.375%	02/01/17	2,150	2,193,000
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B(c)	8.000%	12/01/16	8,750	8,115,625
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba2	11.250%	11/01/14	11,735	12,908,500
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B1	12.375%	11/01/14	6,200	6,897,500
Biomet, Inc., Gtd. Notes(d)	B3	10.000%	10/15/17	2,725	3,007,719
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17	10,075	11,183,250
Biomet, Inc., Gtd. Notes(d)	Caa1	11.625%	10/15/17	15,410	17,162,887
Capella Healthcare, Inc., Gtd. Notes, 144A (original cost $3,732,372; purchased 06/21/10)(b)(e)	B3	9.250%	07/01/17	3,780	4,044,600
Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	8,670	9,211,875
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	7,295	7,896,837
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%	11/15/16	12,100	13,128,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20	800	875,000
HCA, Inc., Sr. Unsec’d. Notes(d)	Caa1	5.750%	03/15/14	3,335	3,289,144
HCA, Inc., Sr. Unsec’d. Notes(d)	Caa1	6.375%	01/15/15	1,000	997,500
HCA, Inc., Sr. Unsec’d. Notes, MTN	Caa1	9.000%	12/15/14	4,365	4,583,250
Healthsouth Corp., Gtd. Notes	B2	7.250%	10/01/18	6,950	7,089,000
Healthsouth Corp., Gtd. Notes	B2	7.750%	09/15/22	4,400	4,433,000
InVentiv Health, Inc., Gtd. Notes, 144A	Caa1	10.000%	08/15/18	7,130	7,085,437
LifePoint Hospitals, Inc., Gtd. Notes, 144A	Ba1	6.625%	10/01/20	2,025	2,065,500
Mylan, Inc., Gtd. Notes, 144A	B1	7.625%	07/15/17	3,025	3,217,844
Mylan, Inc., Gtd. Notes, 144A	B1	7.875%	07/15/20	5,650	6,052,562
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.000%	04/01/14	5,625	5,741,016
Omega Healthcare Investors, Inc., Gtd. Notes(d)	Ba2	7.000%	01/15/16	5,255	5,452,063
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba2	7.500%	02/15/20	825	865,219
Omega Healthcare Investors, Inc., Sr. Notes, 144A	Ba2	6.750%	10/15/22	1,275	1,263,047
Radnet Management, Inc., Sr. Unsec’d. Notes, 144A	Caa1	10.375%	04/01/18	10,050	9,195,750
Res-Care, Inc., Gtd. Notes	B1	7.750%	10/15/13	13,135	13,364,862

Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	1,875	1,954,687
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	13,191	13,916,505
Skilled Healthcare Group, Inc., Gtd. Notes(d)	Caa1	11.000%	01/15/14	5,194	5,245,940
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15	8,925	9,460,500
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,468,500; purchased 06/21/07-06/29/09)(b)(e)	Caa1	10.000%	07/15/17	7,750	7,914,688
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	7.000%	10/01/20	3,575	3,655,438
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland), Gtd. Notes, 144A(d)	B3	7.750%	09/15/18	15,925	16,362,938

					247,994,013

Insurance — 0.5%
American General Institutional Capital A, Ltd. Gtd. Notes, 144A(d)	Ba2	7.570%	12/01/45	4,875	4,875,000
American International Group, Inc., Jr. Sub. Debs.(a)(d)	Ba2	8.175%	05/15/58	1,200	1,200,000
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%	10/01/15	1,275	1,297,313
American International Group, Inc., Sr. Unsec’d. Notes, MTN(d)	A3	5.600%	10/18/16	3,045	3,105,900

					10,478,213

Lodging — 1.0%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	10.000%	10/01/14	9,200	9,993,500
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	6,675	6,833,531
Host Hotels & Resorts LP, Gtd. Notes(d)	BB+(c)	6.875%	11/01/14	1,090	1,125,425
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba3	11.875%	07/15/15	1,350	1,636,875
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(d)	Ba1	7.875%	10/15/14	1,425	1,596,000

					21,185,331

Media & Entertainment — 7.3%
Allbritton Communications Co., Sr. Unsec’d. Notes(d)	B2	8.000%	05/15/18	1,500	1,503,750
AMC Entertainment, Inc., Gtd. Notes	Caa1	8.000%	03/01/14	675	680,906
AMC Entertainment, Inc., Gtd. Notes	Caa1	11.000%	02/01/16	2,465	2,631,388
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	B2	9.125%	08/01/18	4,700	4,935,000
Clear Channel Communications, Inc., Gtd. Notes(d)	Ca	10.750%	08/01/16	3,200	2,496,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	4.900%	05/15/15	7,400	4,060,750
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.500%	09/15/14	4,435	2,843,944
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(d)	Ca	5.750%	01/15/13	3,125	2,632,812
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(d)	Ca	6.875%	06/15/18	625	307,031
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. B	B2	9.250%	12/15/17	3,700	3,949,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(d)	B2	9.250%	12/15/17	1,500	1,590,000
CMP Susquehanna Corp., Gtd. Notes	Caa3	9.875%	05/15/14	2,550	841,500
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	B1	13.500%	08/15/15	9,976	11,397,215
Gray Television, Inc., Sr. Sec’d. Notes(d)	Caa2	10.500%	06/29/15	12,675	12,659,156
Intelsat SA (Luxembourg), Gtd. Notes	Caa3	11.250%	02/04/17	13,675	14,649,344
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(d)	B3	8.500%	11/01/19	6,125	6,645,625
Intelsat SA (Luxembourg), Sr. Unsec’d. Notes(d)	Caa3	7.625%	04/15/12	1,000	1,035,000
Intelsat Subsidiary Holding Co. SA (Bermuda), Gtd. Notes	B3	8.875%	01/15/15	2,300	2,380,500
LIN Television Corp., Gtd. Notes, Ser. B	B3	6.500%	05/15/13	4,800	4,764,000
LIN Television Corp., Gtd. Notes(d)	B3	6.500%	05/15/13	1,895	1,895,000
MediaNews Group, Inc., Sr. Sub. Notes (original cost $619,916; purchased 01/14/04)(b)(e)(g)	NR	6.375%	04/01/14	625	63
MediaNews Group, Inc., Sr. Sub. Notes (original cost $1,375,000; purchased 04/20/04)(b)(e)(g)	NR	6.875%	10/01/13	1,375	137
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	340	324,490
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	Caa1	7.750%	10/15/18	3,425	3,399,895
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	Caa1	10.000%	08/01/14	4,100	4,310,125
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375%	09/01/14	205	213,200
Salem Communications Corp., Sr. Sec’d. Notes	B2	9.625%	12/15/16	4,219	4,482,687
Sinclair Broadcast Group, Inc., Gtd. Notes(d)	B2	8.000%	03/15/12	9,257	9,275,514
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	5,200	5,577,000
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes, 144A	Caa1	11.125%	06/01/18	15,600	17,121,000
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	B3	8.875%	11/15/15	1,800	1,856,250
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	B3	10.875%	11/15/16	1,150	1,244,875
Univision Communications, Inc., Gtd. Notes, PIK, 144A(d)	Caa2	9.750%	03/15/15	13,382	12,813,496
WMG Acquisition Corp., Sr. Sec’d. Notes(d)	Ba2	9.500%	06/15/16	6,775	7,249,250

					151,766,653

Metals — 2.1%
Aleris International, Inc., Gtd. Notes, PIK(g)	NR	9.000%	12/15/14	2,200	5,500
Consol Energy, Inc., Gtd. Notes, 144A	B1	8.000%	04/01/17	1,575	1,704,937
FMG Resources (August 2006) Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(d)	B2	10.000%	09/01/13	2,125	2,348,125
FMG Resources (August 2006) Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(d)	B2	10.625%	09/01/16	5,695	7,011,969

Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	4,370	4,878,012
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	13,270	14,066,200
Novelis, Inc. (Canada), Gtd. Notes	B1	7.250%	02/15/15	8,700	8,852,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.250%	04/15/18	2,475	2,564,719
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa3	10.750%	05/15/19	1,149	1,446,936
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	460	469,200

					43,347,848

Non-Captive Finance — 5.3%
Ally Financial, Inc., Gtd. Notes	B3	6.625%	05/15/12	4,625	4,786,875
Ally Financial, Inc., Gtd. Notes, Ser. 8(d)	B3	6.750%	12/01/14	5,400	5,626,125
Ally Financial, Inc., Gtd. Notes, 144A	B3	7.500%	09/15/20	2,875	3,061,875
Ally Financial, Inc., Gtd. Notes, 144A	B3	8.000%	03/15/20	4,000	4,370,000
Ally Financial, Inc., Gtd. Notes, 144A	B3	8.300%	02/12/15	1,425	1,553,250
Ally Financial, Inc., Notes	B3	6.875%	08/28/12	4,925	5,140,469
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN(d)	B3	5.375%	10/01/12	6,250	5,914,062
American General Finance Corp., Sr. Unsec’d. Notes, Ser. I, MTN	B3	5.400%	12/01/15	2,425	1,952,125
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17	12,125	10,124,375
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.000%	05/01/13	488	490,033
CIT Group, Inc., Sr. Sec’d. Notes(d)	B3	7.000%	05/01/14	4,931	4,919,066
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.000%	05/01/15	731	725,909
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.000%	05/01/16	12,944	12,749,830
CIT Group, Inc., Sr. Sec’d. Notes(d)	B3	7.000%	05/01/17	12,977	12,700,836
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes(a)	Baa1	5.911%	11/30/35	100	93,375
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14	3,800	4,075,500
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%	09/01/16	1,475	1,578,250
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(d)	Ba3	7.125%	09/01/18	2,000	2,155,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	4.750%	01/13/12	2,500	2,500,000
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.300%	05/01/12	1,400	1,403,500
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.450%	03/24/11	1,250	1,254,688
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.750%	06/15/11	2,370	2,381,850
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375%	03/25/13	4,600	4,623,000
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%	09/15/15	790	845,300
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A(d)	B1	8.750%	03/15/17	3,300	3,539,250
Jet Equipment Trust, Ser. 94-A, 144A(b)	NR	10.000%	06/15/12	113	79,157
Jet Equipment Trust, Sr. Unsec’d. Notes, Ser. 95-B, 144A(b)(g)	NR	7.630%	08/15/12	11	6,571
KKR Group Finance Co., Gtd. Notes, 144A	A-(c)	6.375%	09/29/20	7,000	7,149,072
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	4,400	4,366,243

					110,165,586

Packaging — 2.3%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	B3	9.125%	10/15/20	3,200	3,200,000
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	4.167%	09/15/14	2,025	1,726,313
Berry Plastics Corp., Sec’d. Notes(d)	Caa1	8.875%	09/15/14	6,750	6,564,375
Berry Plastics Corp., Sr. Sec’d. Notes	Caa1	9.500%	05/15/18	4,225	3,971,500
Exopack Holding Corp., Gtd. Notes	B3	11.250%	02/01/14	7,845	8,021,512
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes, 144A	Caa1	8.250%	01/01/17	3,550	3,603,250
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes(d)	Caa1	9.875%	10/15/14	3,150	3,268,125
Graham Packaging Co. LP/GPC Capital Corp. I, Sr. Unsec’d. Notes, 144A(d)	Caa1	8.250%	10/01/18	750	762,187
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,970	5,125,313
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $3,201,500; purchased 12/02/05-05/21/10)(b)(d)(e)	B3	8.500%	12/15/15	3,175	3,286,125
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,993,876; purchased 07/23/09)(b)(e)	B3	10.625%	08/15/19	2,040	2,264,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	B1	7.750%	10/15/16	6,175	6,283,063

					48,076,163

Paper — 2.1%
ABI Escrow Corp., Sr. Sec’d. Notes, 144A	B1	10.250%	10/15/18	5,475	5,570,813
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.750%	12/15/17	3,900	4,065,750
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.875%	01/15/20	2,775	2,892,938
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B1	11.500%	06/01/14	7,090	8,330,750
Domtar Corp., Gtd. Notes, Ser. GLOB	Ba2	7.125%	08/15/15	338	365,040
Domtar Corp., Sr. Unsec’d. Notes	Ba2	10.750%	06/01/17	1,125	1,400,625
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $335,986; purchased 03/12/08)(e)	Ba2	7.000%	01/15/15	350	364,000
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $442,680; purchased 12/13/06-02/17/09)(e)	Ba2	7.125%	01/15/17	476	503,965
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $6,408,340; purchased 04/20/09-05/17/10)(e)	Ba2	8.250%	05/01/16	6,500	7,223,125

Graphic Packaging International, Inc., Gtd. Notes	B3	7.875%	10/01/18	1,375	1,412,812
Graphic Packaging International, Inc., Gtd. Notes	B3	9.500%	06/15/17	4,525	4,819,125
NewPage Corp., Sr. Sec’d. Notes(d)	B2	11.375%	12/31/14	4,425	4,004,625
P.H. Glatfelter Co., Gtd. Notes	BB+(c)	7.125%	05/01/16	2,350	2,399,937
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	845	927,387

					44,280,892

Pipelines & Other — 1.5%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%	05/20/16	2,225	2,319,563
Energy Transfer Equity LP, Gtd. Notes	Ba2	7.500%	10/15/20	4,700	4,946,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625%	06/15/20	3,300	3,539,250
Inergy LP/Inergy Finance Corp., Gtd. Notes, 144A	Ba3	7.000%	10/01/18	2,975	3,049,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes, Ser. B	B1	8.750%	04/15/18	2,000	2,160,000
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	2,490	2,581,361
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(d)	B1	7.875%	10/15/18	4,350	4,534,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	B1	8.250%	07/01/16	3,725	3,939,187
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	B1	11.250%	07/15/17	4,475	5,168,625

					32,238,986

Retailers — 1.8%
Federated Retail Holdings, Inc., Gtd. Notes	Ba1	5.900%	12/01/16	500	532,500
Neiman Marcus Group, Inc. (The), Gtd. Notes, PIK(d)	Caa1	9.000%	10/15/15	6,141	6,378,657
Pantry, Inc., Gtd. Notes	Caa1	7.750%	02/15/14	5,850	5,864,625
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	3,510	3,632,850
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	3,525	3,648,375
Rite Aid Corp., Sr. Sec’d. Notes(d)	Caa2	7.500%	03/01/17	4,315	3,975,194
Rite Aid Corp., Sr. Sec’d. Notes(d)	Caa2	10.375%	07/15/16	355	369,644
Sears Holdings Corp., Sr. Sec’d. Notes, 144A	Ba1	6.625%	10/15/18	1,800	1,800,000
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	5,771	6,001,840
Toys“R”Us Property Co. LLC, Sr. Sec’d. Notes, 144A	Ba1	8.500%	12/01/17	4,950	5,234,625

					37,438,310

Technology — 10.3%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A(d)	Ba3	7.750%	08/01/20	1,500	1,548,750
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	8,275	8,730,125
Avaya, Inc., Gtd. Notes	Caa2	9.750%	11/01/15	24,975	23,538,937
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.500%	12/15/17	9,675	10,376,437
Eastman Kodak Co., Sr. Sec’d. Notes, 144A(d)	Ba3	9.750%	03/01/18	3,675	3,564,750
First Data Corp., Gtd. Notes(d)	Caa1	9.875%	09/24/15	8,445	6,903,788
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(d)	B2	9.250%	04/15/18	6,800	7,072,000
GXS Worldwide, Inc., Sr. Sec’d. Notes	B2	9.750%	06/15/15	3,575	3,561,594
Interactive Data Corp.(b)	Ba3	6.750%	01/29/17	9,426	9,538,238
Interactive Data Corp., Gtd. Notes, 144A(d)	Caa1	10.250%	08/01/18	8,125	8,612,500
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	8,261	8,901,228
Nortel Networks Ltd. (Canada), Gtd. Notes(g)	NR	10.125%	07/15/13	3,050	2,485,750
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. ExCH(a)(d)	Caa1	3.276%	10/15/13	1,100	1,039,500
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. ExCH(d)	Caa1	7.875%	10/15/14	3,750	3,881,250
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	Caa1	9.750%	08/01/18	17,675	18,823,875
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	Ba1	6.875%	05/01/20	250	244,375
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	670	690,100
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	11,145	13,151,100
Sensata Technologies BV (Netherlands), Gtd. Notes(d)	Caa1	8.000%	05/01/14	16,970	17,563,950
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	2,160	2,165,400
SunGard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	2,080	2,124,200
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	13,050	13,735,125
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.625%	05/15/15	12,400	13,826,000
Trans Union LLC/TransUnion Financing Corp., Gtd. Notes, 144A	B3	11.375%	06/15/18	10,750	12,228,125
Unisys Corp., Sr. Sec’d. Notes, 144A(d)	Ba1	12.750%	10/15/14	3,700	4,403,000
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba2	14.250%	09/15/15	1,125	1,338,750
Unisys Corp., Sr. Unsec’d. Notes	B2	12.500%	01/15/16	6,250	6,968,750
WireCo WorldGroup, Sr. Unsec’d. Notes, 144A(d)	B3	9.500%	05/15/17	8,075	8,297,062

					215,314,659

Telecommunications — 3.7%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Caa1	12.000%	12/01/15	2,725	2,943,000

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Caa1	12.000%	12/01/15	11,880	12,800,700
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	400	439,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	04/15/17	3,375	3,691,406
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	Ba2	8.500%	04/15/20	2,875	3,173,281
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	Ba2	8.750%	04/15/22	5,375	5,912,500
GCI, Inc., Sr. Unsec’d. Notes	B2	8.625%	11/15/19	2,250	2,401,875
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B (original cost $4,575,500; purchased 05/10/06-10/26/07)(b)(e)(g)	NR	8.765%	05/01/13	4,550	139,344
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B (original cost $1,953,226; purchased 05/04/06-10/01/07)(b)(e)(g)	NR	12.500%	05/01/15	1,950	195
MetroPCS Wireless, Inc., Gtd. Notes(d)	B2	7.875%	09/01/18	4,350	4,480,500
Nextel Communications, Inc., Gtd. Notes, Ser. E(d)	Ba2	6.875%	10/31/13	1,250	1,257,813
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Baa3	7.750%	05/01/30	750	765,938
Qwest Communications International, Inc., Gtd. Notes, 144A(d)	Ba2	7.125%	04/01/18	1,450	1,522,500
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	415	468,950
Qwest Corp., Sr. Unsec’d. Notes(d)	Baa3	7.625%	06/15/15	3,444	3,926,160
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	250	274,375
SBA Telecommunications, Inc., Gtd. Notes(d)	Ba3	8.000%	08/15/16	1,335	1,435,125
SBA Telecommunications, Inc., Gtd. Notes	Ba3	8.250%	08/15/19	1,335	1,468,500
Sprint Capital Corp., Gtd. Notes	Ba3	6.900%	05/01/19	575	577,875
Sprint Capital Corp., Gtd. Notes	Ba3	7.625%	01/30/11	720	731,700
Sprint Capital Corp., Gtd. Notes	Ba3	8.375%	03/15/12	2,400	2,568,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.000%	12/01/16	2,470	2,439,125
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	8.375%	08/15/17	1,800	1,953,000
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B2	11.750%	07/15/17	6,300	7,059,937
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A(d)	B3	12.250%	07/15/17	6,670	7,145,052
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17	890	927,825
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	6,870	7,265,025

					77,769,201

TOTAL CORPORATE BONDS (cost $1,777,152,088)					1,880,730,084

				Shares
COMMON STOCKS — 0.2%
Cable
Adelphia Recovery Trust(b)(h)				500,000	500

Consumer
ICON Fitness Corp.(h)				18,093	181

Electric
Mirant Corp.(h)				2,240	22,310

Media & Entertainment — 0.1%
Dex One Corp.(h)				182,429	2,240,228
Virgin Media, Inc.				8,521	196,154

					2,436,382

Pipelines & Other
SemGroup Corp. (Class A Stock)(h)				3,493	81,212

Technology — 0.1%
Xerox Corp.				137,561	1,423,756

Telecommunications
Netia SA (Poland)(h)				238,168	456,369

TOTAL COMMON STOCKS (cost $27,554,143)					4,420,710

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (original cost $0; purchased 07/28/05)(b)(e)(h)				3,000	711,000

Cable
Adelphia Communications Corp., PIK, 13.00%(b)(h)				5,000	5
PTV, Inc., Ser. A, 10.00%(h)				13	1

					6

TOTAL PREFERRED STOCKS (cost $4,765)					711,006

	Expiration Date	Units
WARRANTS
Pipelines & Other
SemGroup Corp. (cost $206,536)(b)(h)	11/30/14	3,676	6,212

TOTAL LONG-TERM INVESTMENTS (cost $1,926,731,314)			2,014,234,387

		Shares
SHORT-TERM INVESTMENTS — 15.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(i)		505,435	4,493,321
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $327,693,482; includes $301,191,577 of cash collateral received for securities on loan)(i)(j)		327,693,482	327,693,482

TOTAL SHORT-TERM INVESTMENTS (cost $332,501,426)			332,186,803

TOTAL INVESTMENTS(k) — 112.1% (cost $2,259,232,740)			2,346,421,190
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (12.1)%			(254,076,353)

NET ASSETS — 100.0%			$2,092,344,837

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard & Poor’s Rating.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $294,220,999; cash collateral of $301,191,577 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $85,863,448. The aggregate value of $81,659,156 is approximately 3.9% of net assets.
(f)	Amount is actual; not rounded to thousands.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Non-income producing security.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	As of September 30, 2010, 8 securities representing $719,923 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(l)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at September 30, 2010:

Counterparty	Termination Date	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation(5)
Credit default swaps on corporate issues—Buy Protection(1):
JPMorgan Chase Bank	06/20/13	5,000	6.650%	Tenet Healthcare Corp.,
				7.375%, 02/01/13	$(375,810)	$—	$(375,810)

Counterparty	Termination Date	Implied Credit Spread at September 30, 2010(3)	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit default swaps on corporate issues—Sell Protection(2)
Deutsche Bank AG	12/20/14	4.364%	$9,000	5.000%	Ford Motor Co.,
					6.500%, 08/01/18	$231,215	$(1,175,000)	$1,406,215
Goldman Sachs International	03/20/16	5.522%	3,150	4.100%	NRG Energy, Inc.,
					7.250%, 02/01/14	(195,850)	—	(195,850)

						$35,365	$(1,175,000)	$1,210,365

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Security	$—	$—	$415,823
Residential Mortgage-Backed Securities	—	1,045,536	—
Bank Loans	—	98,722,831	24,474,495
Collateralized Mortgage Obligations	—	3,707,690	—
Corporate Bonds	—	1,880,728,059	2,025
Common Stocks	4,420,029	—	681
Preferred Stocks	1	—	711,005
Warrants	—	6,212	—
Affiliated Mutual Funds	332,186,803	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	834,555	—

Total	$336,606,833	$1,985,044,883	$25,604,029

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 12/31/09	$396,789	$—	$1,825	$90,626	$708,005	$16,546
Realized gain (loss)	—	107,559	—	—	—	(1,039,826)
Change in unrealized appreciation (depreciation)**	20,600	1,764,797	—	—	3,000	1,039,822
Purchases	—	9,145,577	—	—	—	—
Sales	(7,009)	(1,897,134)	—	—	—	—
Accrued discount/premium	5,443	43,187	—	—	—	—
Transfers into Level 3	—	15,310,509	200	—	—	—
Transfers out of Level 3	—	—	—	(89,945)	—	(16,542)

Balance as of 09/30/10	$415,823	$24,474,495	$2,025	$681	$711,005	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $1,788,397 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 3 bank loans transferred into Level 3 as a result of using a single broker quote, 2 corporate bonds transferred into Level 3 as a result of being fair valued in accordance with the Board of Trustees’ approved fair valuation procedures, 1 common stock transferred out of Level 3 as a result of being exchange-traded and 1 warrant transferred out of Level 3 as a result of using observable inputs in a formula driven price.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Aerospace & Defense — 2.7%
Precision Castparts Corp.(a)	106,611	$13,576,911

Biotechnology — 2.4%
Celgene Corp.(a)(b)	202,934	11,691,028

Chemicals — 2.0%
Dow Chemical Co. (The)	359,164	9,862,643

Commercial Services & Supplies — 2.6%
Waste Management, Inc.(a)	366,985	13,116,044

Communications Equipment — 5.3%
Juniper Networks, Inc.(b)	468,161	14,208,686
QUALCOMM, Inc.	262,751	11,855,325

		26,064,011

Computers & Peripherals — 6.7%
Apple, Inc.(b)	66,064	18,745,660
NetApp, Inc.(a)(b)	285,829	14,231,426

		32,977,086

Diversified Consumer Services — 2.2%
H&R Block, Inc.(a)	829,313	10,739,603

Diversified Financial Services — 2.0%
JPMorgan Chase & Co.	266,479	10,144,856

Electronic Equipment & Instruments — 2.7%
Flextronics International Ltd.(b)	2,178,872	13,160,387

Energy Equipment & Services — 1.5%
Schlumberger Ltd.	120,296	7,411,437

Food Products — 8.4%
Bunge Ltd.(a)	259,054	15,325,634
ConAgra Foods, Inc.	581,222	12,752,011
Kraft Foods, Inc. (Class A Stock)	429,393	13,251,068

		41,328,713

Healthcare Providers & Services — 2.5%
Express Scripts, Inc.(b)	251,904	12,267,725

Hotels Restaurants & Leisure — 1.8%
McDonald’s Corp.	121,096	9,022,863

Internet & Catalog Retail — 3.3%
Amazon.com, Inc.(b)	102,932	16,166,500

Internet Software & Services — 4.9%
Google, Inc. (Class A Stock)(b)	21,686	11,402,282
IAC/InterActiveCorp(b)	493,174	12,955,681

		24,357,963

IT Services — 2.1%
Mastercard, Inc. (Class A Stock)	47,050	10,539,200

Media — 7.3%
Liberty Global, Inc., Ser. C(b)	409,267	12,507,199
Viacom, Inc. (Class B Stock)	408,422	14,780,792
Walt Disney Co. (The)	263,860	8,736,405

		36,024,396

Metals & Mining — 5.3%
Freeport-McMoRan Copper & Gold, Inc.	127,423	10,880,650
Newmont Mining Corp.(a)	241,448	15,165,349

		26,045,999

Multiline Retail — 2.3%
Dollar General Corp.(a)(b)	395,630	11,572,178

Multi-Utilities — 2.8%
Sempra Energy	253,829	13,656,000

Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	252,256	14,391,205
Apache Corp.(a)	105,032	10,267,928
Canadian Natural Resources Ltd.	332,592	11,507,683
Occidental Petroleum Corp.	115,318	9,029,400
Southwestern Energy Co.(b)	323,237	10,809,045

		56,005,261

Pharmaceuticals — 4.3%
Novartis AG (Switzerland), ADR(a)	371,372	21,417,023

Software — 8.4%
CA, Inc.	571,495	12,069,974
Oracle Corp.	423,789	11,378,735
Symantec Corp.(b)	576,614	8,747,234
VMware, Inc. (Class A Stock)(b)	107,190	9,104,719

		41,300,662

Textiles, Apparel & Luxury Goods — 2.6%
NIKE, Inc. (Class B Stock)(a)	163,014	13,063,942

TOTAL LONG-TERM INVESTMENTS (cost $409,167,258)		481,512,431

SHORT-TERM INVESTMENT — 19.9%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $98,138,750; includes $87,766,576 of cash collateral received for securities on loan)(c)(d)	98,138,750	98,138,750

TOTAL INVESTMENTS — 117.3% (cost $507,306,008)		579,651,181
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.3)%		(85,639,876)

NET ASSETS — 100.0%		$494,011,305

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,634,519; cash collateral of $87,766,576 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$481,512,431	$—	$—
Affiliated Money Market Mutual Fund	98,138,750	—	—

Total	$579,651,181	$—	$—

Jennison Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 4.8%
Boeing Co. (The)	289,409	$19,257,275
Precision Castparts Corp.	184,503	23,496,457
United Technologies Corp.	257,380	18,333,177

		61,086,909

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.(a)	75,995	5,313,571
Expeditors International of Washington, Inc.	108,293	5,006,385

		10,319,956

Auto Components — 0.8%
Johnson Controls, Inc.	333,257	10,164,339

Biotechnology — 2.9%
Celgene Corp.(b)	435,901	25,112,257
Vertex Pharmaceuticals, Inc.(b)	338,155	11,690,018

		36,802,275

Capital Markets — 3.0%
Charles Schwab Corp. (The)(a)	1,025,378	14,252,754
Goldman Sachs Group, Inc. (The)	113,948	16,474,602
Morgan Stanley	299,096	7,381,689

		38,109,045

Communications Equipment — 5.9%
Cisco Systems, Inc.(b)	1,268,624	27,782,866
Juniper Networks, Inc.(b)	930,860	28,251,601
QUALCOMM, Inc.	430,580	19,427,769

		75,462,236

Computers & Peripherals — 7.7%
Apple, Inc.(b)	239,790	68,040,413
NetApp, Inc.(b)	608,047	30,274,660

		98,315,073

Construction & Engineering — 0.4%
Quanta Services, Inc.(b)	274,154	5,230,858

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	466,635	17,764,794

Electronic Equipment & Instruments — 1.3%
Agilent Technologies, Inc.(b)	483,290	16,127,387

Energy Equipment & Services — 2.6%
Schlumberger Ltd.	534,568	32,934,734

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	273,261	17,622,602
Whole Foods Market, Inc.(a)(b)	398,997	14,806,779

		32,429,381

Food Products — 3.8%
Kraft Foods, Inc. (Class A Stock)	583,063	17,993,324
Mead Johnson Nutrition Co.	217,052	12,352,429
Unilever PLC (United Kingdom)	621,202	17,965,266

		48,311,019

Healthcare Equipment & Supplies — 1.5%
Alcon, Inc.	115,227	19,218,711

Healthcare Providers & Services — 3.1%
Express Scripts, Inc.(b)	454,998	22,158,403
Medco Health Solutions, Inc.(b)	336,601	17,523,448

		39,681,851

Hotels Restaurants & Leisure — 3.8%
Marriott International, Inc. (Class A Stock)(a)	570,700	20,448,181
McDonald’s Corp.	164,024	12,221,428
Starbucks Corp.	645,926	16,522,787

		49,192,396

Household Products — 0.9%
Colgate-Palmolive Co.	143,586	11,036,020

Internet & Catalog Retail — 4.5%
Amazon.com, Inc.(b)	365,418	57,392,551

Internet Software & Services — 5.1%
Baidu, Inc. (China), ADR(b)	201,621	20,690,347
Google, Inc. (Class A Stock)(b)	66,170	34,791,524
Tencent Holdings Ltd. (China)	445,933	9,747,609

		65,229,480

IT Services — 7.5%
International Business Machines Corp.	281,872	37,810,310
Mastercard, Inc. (Class A Stock)	141,945	31,795,680
Visa, Inc. (Class A Stock)	353,964	26,285,367

		95,891,357

Life Sciences Tools & Services — 0.9%
Illumina, Inc.(a)(b)	225,039	11,071,919

Machinery — 1.1%
Ingersoll-Rand PLC	408,157	14,575,286

Media — 2.6%
Walt Disney Co. (The)	1,003,796	33,235,686

Multiline Retail — 3.2%
Dollar General Corp.(a)(b)	538,910	15,763,118
Target Corp.	474,925	25,379,992

		41,143,110

Oil, Gas & Consumable Fuels — 2.0%
Occidental Petroleum Corp.	319,334	25,003,852

Pharmaceuticals — 5.8%
Abbott Laboratories	423,554	22,126,461
Allergan, Inc.	195,886	13,032,296
Mylan, Inc.(a)(b)	488,537	9,189,381
Novartis AG (Switzerland), ADR	13,126	756,976
Shire PLC (Ireland), ADR	153,483	10,326,336
Teva Pharmaceutical Industries Ltd. (Israel), ADR	347,618	18,336,850

		73,768,300

Road & Rail — 1.0%
Union Pacific Corp.	159,188	13,021,578

Semiconductors & Semiconductor Equipment — 4.1%
Altera Corp.	296,862	8,953,358
Broadcom Corp. (Class A Stock)(a)	443,696	15,702,401
Intel Corp.	661,033	12,711,665
Marvell Technology Group Ltd.(b)	844,862	14,793,534

		52,160,958

Software — 6.5%
Adobe Systems, Inc.(b)	488,912	12,785,049
Oracle Corp.	952,096	25,563,777
Red Hat, Inc.(b)	34,587	1,418,067
Salesforce.com, Inc.(a)(b)	192,459	21,516,916
VMware, Inc. (Class A Stock)(b)	259,202	22,016,618

		83,300,427

Specialty Retail — 1.7%
Staples, Inc.	600,283	12,557,920
Tiffany & Co.(a)	200,553	9,423,986

		21,981,906

Textiles, Apparel & Luxury Goods — 5.6%
Coach, Inc.	392,294	16,852,950
Lululemon Athletica, Inc.(b)	18,487	826,739
NIKE, Inc. (Class B Stock)(a)	433,948	34,776,593
Polo Ralph Lauren Corp. (Class A Stock)	206,386	18,545,846

		71,002,128

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(b)	74,291	3,808,157

TOTAL LONG-TERM INVESTMENTS (cost $938,559,181)		1,264,773,679

SHORT-TERM INVESTMENT — 7.6%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $97,115,906; includes $89,000,272 of cash collateral received for securities on loan)(c)(d)	97,115,906	97,115,906

TOTAL INVESTMENTS — 106.7% (cost $1,035,675,087)		1,361,889,585
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(85,881,451)

NET ASSETS — 100.0%		$1,276,008,134

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,158,430; cash collateral of $89,000,272 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$1,264,773,679	$—	$—
Affiliated Money Market Mutual Fund	97,115,906	—	—

Total	$1,361,889,585	$—	$—

Money Market Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 11.0%
Bank of Tokyo Mitsubishi UFJ Ltd.	0.310%	01/10/11	$ 6,000	$ 6,000,000
BNP Paribas	0.570%	10/08/10	25,000	25,000,000
BNP Paribas NY(a)	0.468%	09/21/11	8,000	8,000,000
Credit Agricole CIB NY	0.250%	10/12/10	13,000	13,000,000
Credit Agricole SA	0.300%	12/15/10	5,000	5,000,000
Lloyds Bank PLC (NY Branch)	0.380%	11/10/10	10,000	10,000,555
Rabobank Nederland NV/NY(a)	0.347%	09/13/11	8,000	8,000,000
Royal Bank of Canada/New York(a)	0.340%	02/14/11	10,000	10,000,000
Royal Bank of Canada/New York(a)	0.256%	03/23/11	8,000	8,000,020
Societe Generale	0.270%	11/01/10	15,250	15,250,000
Toronto Dominion Bank/New York	0.210%	10/18/10	20,000	20,000,000

				128,250,575

Commercial Paper — 39.2%
Barclays US Funding Corp.(b)	0.200%	10/01/10	35,000	35,000,000
BPCE SA, 144A(b)	0.245%	10/07/10	25,000	24,998,979
Citigroup Funding, Inc.(b)	0.240%	10/08/10	10,000	9,999,533
Danske Corp., 144A(b)	0.360%	10/04/10	1,000	999,970
Danske Corp., 144A(b)	0.350%	11/08/10	7,000	6,997,414
Danske Corp., 144A(b)	0.300%	11/29/10	4,000	3,998,033
DNB Norbank SA, 144A(a)	0.376%	08/29/11	6,000	6,000,000
Electricite de France, 144A(b)	0.240%	10/05/10	2,000	1,999,947
Electricite de France, 144A(b)	0.300%	11/22/10	13,000	12,994,367
ENI Coordination, 144A(b)	0.350%	11/09/10	5,000	4,998,104
ENI Finance USA, Inc., 144A(b)	0.385%	11/05/10	10,000	9,996,257
General Electric Capital Corp.(b)	0.350%	10/12/10	5,000	4,999,465
General Electric Capital Corp.(b)	0.240%	11/22/10	15,000	14,994,800
Hewlett-Packard Co.,, 144A(b)	0.200%	10/01/10	7,000	7,000,000
HSBC Securities (USA), Inc.(b)	0.220%	10/04/10	19,000	18,999,652
HSBC Securities (USA), Inc.(b)	0.220%	10/13/10	10,000	9,999,267
International Financial Corp.(b)	0.210%	10/05/10	7,000	6,999,837
International Financial Corp.(b)	0.190%	10/15/10	12,000	11,999,113
JPMorgan Chase & Co.(b)	0.240%	11/09/10	20,000	19,994,800
JPMorgan Chase & Co.(b)	0.300%	02/07/11	10,000	9,989,250
New York Life Capital Corp., 144A(b)	0.240%	11/01/10	10,000	9,997,933
New York Life Capital Corp., 144A(b)	0.240%	11/08/10	20,000	19,994,933
Nordea North America(b)	0.255%	11/29/10	10,000	9,995,821
Novartis Securities Investment Ltd., 144A(b)	0.250%	11/01/10	2,000	1,999,569
Old Line Funding LLC, 144A(b)	0.260%	10/12/10	5,000	4,999,603
Old Line Funding LLC, 144A(b)	0.230%	10/18/10	6,000	5,999,348
Old Line Funding LLC, 144A(b)	0.260%	10/20/10	3,822	3,821,476
Old Line Funding LLC, 144A(b)	0.250%	11/01/10	4,000	3,999,139
Old Line Funding LLC, 144A(b)	0.250%	11/05/10	3,000	2,999,271
Old Line Funding LLC, 144A(b)	0.250%	11/09/10	12,000	11,996,750
Procter & Gamble Co. (The), 144A(b)	0.250%	11/08/10	5,000	4,998,681
Procter & Gamble Co. (The), 144A(b)	0.250%	11/10/10	30,000	29,991,667
Prudential PLC, 144A(b)	0.270%	10/08/10	4,000	3,999,790
Sanofi Aventis, 144A(b)	0.240%	11/24/10	10,000	9,996,400
Standard Chartered Bank, 144A(b)	0.300%	11/02/10	16,000	15,995,733
Straight-A Funding LLC, 144A(b)	0.290%	10/19/10	15,000	14,997,825
Straight-A Funding LLC, 144A(b)	0.300%	11/01/10	5,000	4,998,708
Straight-A Funding LLC, 144A(b)	0.250%	12/01/10	10,000	9,995,764
Straight-A Funding LLC, 144A(b)	0.250%	12/09/10	5,000	4,997,604
Total Capital Canada Ltd., 144A(b)	0.260%	11/24/10	9,000	8,996,490
Total Capital Canada Ltd., 144A(b)	0.220%	11/30/10	15,000	14,994,500
Toyota Motor Credit Corp.(b)	0.260%	10/28/10	9,000	8,998,245
U.S. Bank National Association(b)	0.290%	01/31/11	18,000	17,982,310
Wal-Mart Stores, Inc., 144A(b)	0.210%	10/19/10	7,000	6,999,265

				456,705,613

Other Corporate Obligations — 1.7%
Bank of America N.A., Sr. Notes(a)	0.356%	01/27/11	20,000	20,000,000

U.S. Government Agencies — 28.3%
Federal Home Loan Bank(b)	0.190%	10/13/10	9,000	8,999,430
Federal Home Loan Bank(b)	0.220%	10/20/10	17,000	16,998,063
Federal Home Loan Bank(b)	0.180%	10/26/10	10,000	9,998,750

Federal Home Loan Bank(a)	0.161%	07/25/11	4,000	3,998,189
Federal Home Loan Bank(a)	0.167%	08/12/11	10,000	9,994,336
Federal Home Loan Bank(a)	0.161%	08/25/11	17,000	16,989,972
Federal Home Loan Bank(a)	0.226%	09/26/11	10,000	10,001,523
Federal Home Loan Bank	0.400%	01/04/11	5,000	4,999,799
Federal Home Loan Bank	0.375%	01/06/11	6,000	5,999,526
Federal Home Loan Bank(a)	0.162%	07/20/11	15,000	14,996,336
Federal Home Loan Mortgage Corp.(b)	0.170%	11/16/10	25,000	24,994,570
Federal Home Loan Mortgage Corp.(b)	0.260%	01/03/11	34,000	33,978,563
Federal Home Loan Mortgage Corp.(b)	0.403%	01/10/11	21,143	21,119,095
Federal Home Loan Mortgage Corp.(b)	0.240%	01/11/11	30,000	29,981,867
Federal Home Loan Mortgage Corp.(b)	0.250%	01/19/11	18,000	17,987,258
Federal Home Loan Mortgage Corp.(b)	0.195%	01/24/11	7,000	6,995,640
Federal Home Loan Mortgage Corp.(b)	0.240%	01/31/11	30,000	29,975,600
Federal Home Loan Mortgage Corp.(b)	0.230%	04/19/11	7,000	6,991,056
Federal Home Loan Mortgage Corp., MTN(a)	0.217%	09/19/11	15,000	15,000,027
Federal National Mortgage Association(b)	0.170%	11/15/10	8,000	7,998,300
Federal National Mortgage Association(b)	0.245%	01/19/11	25,000	24,982,813
Federal National Mortgage Association(a)	0.217%	09/19/11	7,000	7,000,359

				329,981,072

U.S. Treasury Securities — 1.8%
U.S. Treasury Bill(b)	0.195%	03/24/11	10,000	9,990,430
U.S. Treasury Bill(b)	0.255%	08/25/11	11,000	10,974,443

				20,964,873

Repurchase Agreements(c) — 18.0%
Credit Suisse Securities 0.230%, dated 09/30/10, due 10/01/10 in the amount of $25,000,160 (cost $25,000,000)	0.230%	10/01/10	25,000	25,000,000
Goldman Sachs & Co. 0.230%, dated 09/24/10, due 10/01/10 in the amount of $16,000,716 (cost $16,000,000)	0.230%	10/01/10	16,000	16,000,000
HSBC Securities (USA), Inc. 0.270%, dated 09/30/10, due 10/01/10 in the amount of $68,391,513 (cost $68,391,000)	0.270%	10/01/10	68,391	68,391,000
JPMorgan Securities, Inc. 0.210%, dated 09/27/10, due 10/04/10 in the amount of $25,001,021 (cost $25,000,000)	0.210%	10/04/10	25,000	25,000,000
Morgan Stanley & Co., Inc. 0.300%, dated 09/30/10, due 10/01/10 in the amount of $75,000,625 (cost $75,000,000)	0.300%	10/01/10	75,000	75,000,000

				209,391,000

TOTAL INVESTMENTS — 100.0% (amortized cost $1,165,293,133)				1,165,293,133
LIABILITIES IN EXCESS OF OTHER ASSETS				(246,950)

NET ASSETS — 100.0%				$1,165,046,183

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
MTN	Medium Term Note

(a)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.
(b)	Rate quoted represents yield-to-maturity as of September 30, 2010.
(c)	Repurchase agreements are collateralized by U.S. Treasury, U.S. Government Agency or FDIC Guaranteed issuances.

A2

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$128,250,575	$—
Commercial Paper	—	456,705,613	—
Other Corporate Obligations	—	20,000,000	—
Repurchase Agreements	—	209,391,000	—
U.S. Government Agencies	—	329,981,072	—
U.S. Treasury Securities	—	20,964,873	—

Total	$—	$1,165,293,133	$—

SEE NOTES TO FINANCIAL STATEMENTS

A3

Natural Resources Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 98.2%
Chemicals — 0.6%
Potash Corp. of Saskatchewan, Inc.	45,011	$6,483,384

Energy Equipment & Services — 16.4%
Baker Hughes, Inc.	44,982	1,916,233
Cameron International Corp.(b)	569,658	24,472,508
Complete Production Services, Inc.(b)	261,400	5,345,630
Dresser-Rand Group, Inc.(b)	174,800	6,448,372
DRIL-QUIP, Inc.(b)	262,662	16,313,937
FMC Technologies, Inc.(b)	201,849	13,784,268
Halliburton Co.	789,411	26,105,822
Helmerich & Payne, Inc.	224,144	9,068,866
Integra Group Holdings, GDR(b)	749,950	1,949,870
Nabors Industries Ltd.(b)	82,971	1,498,456
National Oilwell Varco, Inc.	452,693	20,131,258
Noble Corp.	403,517	13,634,839
OSX Brasil SA (Brazil), 144A(b)	16,500	5,509,752
Schlumberger Ltd.	347,079	21,383,537
Superior Energy Services, Inc.(b)	204,300	5,452,767
Tenaris SA (Luxembourg), ADR(a)	302,745	11,631,463
Transocean Ltd.(b)	10,941	703,397
Weatherford International Ltd.(a)(b)	116,587	1,993,638

		187,344,613

Food Products — 0.1%
Agrenco Ltd. (Brazil), 144A(b)(c)	1,166,700	1,096,022

Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.(a)(b)	286,741	5,969,947

Metals & Mining — 35.1%
African Rainbow Minerals Ltd. (South Africa)	305,350	7,359,679
Agnico-Eagle Mines Ltd.(a)	172,928	12,283,076
Alcoa, Inc.(a)	390,199	4,725,310
AXMIN, Inc. (Canada)(b)	1,556,200	204,186
Barrick Gold Corp.	41,167	1,905,620
BHP Billiton Ltd. (Australia), ADR(a)	150,899	11,516,612
Century Aluminum Co.(a)(b)	453,146	5,967,933
Cia de Minas Buenaventura SA (Peru), ADR	438,512	19,811,972
Cliffs Natural Resources, Inc.	330,198	21,106,256
Detour Gold Corp. (Canada)(b)	153,028	4,420,247
Eldorado Gold Corp. (Canada)	1,273,328	23,538,438
European Goldfields Ltd. (Canada)(b)	924,800	9,797,181
First Quantum Minerals Ltd. (Canada)	236,457	17,983,050
First Uranium Corp. (South Africa)(a)(b)	61,100	50,476
First Uranium Corp. (South Africa), 144A(b)	400,000	330,450
Freeport-McMoRan Copper & Gold, Inc.	295,298	25,215,496
Fronteer Gold, Inc.(b)	443,500	3,184,330
Gabriel Resources Ltd. (Canada)(b)	871,100	5,045,929
Gold Reserve, Inc.(b)	121,100	152,586
Gold Reserve, Inc.(b)	124,300	158,259
Goldcorp, Inc.	318,092	13,843,364
Hecla Mining Co.(a)(b)	1,223,353	7,731,591
Highland Gold Mining Ltd. (United Kingdom)(b)	195,600	488,554
Impala Platinum Holdings Ltd. (South Africa), ADR	414,925	10,759,005
Kinross Gold Corp.(a)	882,471	16,581,630
MMX Mineracao e Metalicos SA (Brazil)(b)	1,164,929	8,922,860
Nevsun Resources Ltd. (Canada)(a)(b)	1,000,400	4,871,226
Newcrest Mining Ltd. (Australia)	430,778	16,517,300
Newmont Mining Corp.	238,690	14,992,119
Northern Dynasty Minerals Ltd.(b)	345,300	2,938,503
Nucor Corp.	46,750	1,785,850
Pan American Silver Corp. (Canada)	120,258	3,544,975
Pan American Silver Corp.	292,501	8,655,105
Platmin Ltd. (South Africa), 144A(b)	129,100	124,219
Quadra FNX Mining Ltd. (Canada)(b)	150,162	2,203,758

Randgold Resources Ltd. (Jersey Islands), ADR	186,322	18,904,230
Rio Tinto PLC (United Kingdom), ADR	215,906	12,680,159
Seabridge Gold, Inc.(a)(b)	124,500	3,570,660
SEMAFO, Inc. (Canada), 144A(b)	1,447,668	13,676,094
Silver Wheaton Corp.(b)	563,112	15,006,935
Southern Copper Corp.	194,619	6,835,019
Sterlite Industries India Ltd. (India), ADR(a)	795,610	11,918,238
Tahoe Resources, Inc., 144A(b)	116,000	1,032,715
Vale SA (Brazil), ADR(a)	630,689	19,721,645
Western Areas NL (Australia)(a)	358,700	2,153,011
Xstrata PLC (Switzerland)	343,344	6,569,371

		400,785,222

Oil, Gas & Consumable Fuels — 44.4%
Advantage Oil & Gas Ltd. (Canada)(b)	332,000	2,097,386
Alpha Natural Resources, Inc.(a)(b)	373,996	15,389,935
Anadarko Petroleum Corp.	265,980	15,174,159
Apache Corp.	202,284	19,775,284
Atlas Energy, Inc.(b)	111,300	3,187,632
Bankers Petroleum Ltd. (Canada)(b)	731,400	5,779,261
BG Group PLC (United Kingdom)	1,061,691	18,654,393
Cabot Oil & Gas Corp.	315,399	9,496,664
Cairn Energy PLC (United Kingdom)(b)	2,309,795	16,458,623
Cameco Corp. (Canada)	447,577	12,441,153
Canadian Natural Resources Ltd.	468,003	16,192,904
Carrizo Oil & Gas, Inc.(b)	170,149	4,073,367
Cobalt International Energy, Inc.(a)(b)	330,000	3,151,500
Concho Resources, Inc.(b)	364,506	24,119,362
Denbury Resources, Inc.(b)	502,729	7,988,364
EOG Resources, Inc.	170,933	15,891,641
EQT Corp.	269,860	9,731,152
Exxon Mobil Corp.	40,614	2,509,539
Far East Energy Corp.(b)	4,866,388	2,627,849
Forest Oil Corp.(b)	43,800	1,300,860
Linc Energy Ltd. (Australia), 144A	1,587,500	2,723,550
Meg Energy Corp. (Canada), 144A(b)	131,600	4,585,344
Murphy Oil Corp.	178,080	11,026,714
Newfield Exploration Co.(b)	297,656	17,097,361
Niko Resources Ltd. (Canada)	71,736	7,059,955
Noble Energy, Inc.	285,384	21,429,485
Occidental Petroleum Corp.	254,284	19,910,437
OGX Petroleo e Gas Participacoes SA (Brazil)(b)	2,035,667	26,492,546
Oil Search Ltd. (Papua New Guinea)	1,037,391	6,166,531
OPTI Canada, Inc. (Canada)(b)	508,148	409,916
Pacific Rubiales Energy Corp. (Canada)(a)(b)	1,060,490	29,818,229
Petrohawk Energy Corp.(b)	571,170	9,218,684
Petroleo Brasileiro SA (Brazil), ADR	351,265	12,740,382
Range Resources Corp.	328,763	12,535,733
Reliance Industries Ltd. (India), GDR, 144A	242,867	10,831,868
Rosetta Resources, Inc.(b)	214,071	5,028,528
SandRidge Energy, Inc.(b)	487,200	2,767,296
Southwestern Energy Co.(b)	615,365	20,577,806
Suncor Energy, Inc.	312,527	10,172,754
Sunoco, Inc.	14,305	522,132
Talisman Energy, Inc.	754,170	13,190,433
Trident Resources Corp., Private Placement (original cost $9,770,532; purchased 06/30/10)(b)(c)(d)	24,233	10,917,166
Ultra Petroleum Corp.(b)	347,677	14,595,480
Whiting Petroleum Corp.(b)	146,967	14,036,818
Woodside Petroleum Ltd. (Australia)	280,487	11,896,047
Zodiac Exploration Corp. (Canada), Private Placement (original cost $3,757,486; purchased 09/29/10)(b)(c)(d)	11,600,000	5,716,165

		507,508,388

Semiconductors & Semiconductor Equipment — 0.5%
Yingli Green Energy Holding Co. Ltd. (China), ADR(a)(b)	402,720	5,573,645

Transportation Infrastructure — 0.6%
LLX Logistica SA (Brazil)(b)	1,186,962	6,467,961

TOTAL COMMON STOCKS (cost $725,029,658)		1,121,229,182

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Trident Resources Corp., Private Placement (original cost $0; purchased 06/30/10)(b)(c)(d)	9,007	—	(e)(f)

WARRANTS
Metals & Mining
Crystallex International Corp. Warrant (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 11/04/09)(b)(c)(d)	221,350	—	(e)(f)

Oil, Gas & Consumable Fuels
Zodiac Exploration Corp. (Canada), Private Placement, expiring 02/10/12 (original cost $0; purchased 8/08/08)(b)(c)(d)	8,000,000	—	(e)(f)

TOTAL WARRANTS (cost $0)		—

TOTAL LONG-TERM INVESTMENTS (cost $725,029,658)		1,121,229,182

	Shares
SHORT-TERM INVESTMENT — 10.5%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $119,719,210; includes $99,396,781 of cash collateral received for securities on loan)(g)(h)	119,719,210	119,719,210

TOTAL INVESTMENTS (i)— 108.7% (cost $844,748,868)		1,240,948,392
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(99,210,113)

NET ASSETS — 100.0%		$1,141,738,279

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,378,402; cash collateral of $99,396,781 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates illiquid securities.
(d)	Indicates a security restricted to resale. The aggregate cost of such securities is $13,528,018. The aggregate value of $16,633,331 is approximately 1.5% of net assets.
(e)	Less than $0.50.
(f)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(i)	As of September 30, 2010, 6 securities representing $17,729,353 and 1.6% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,103,499,829	$—	$17,729,353
Rights	—	—	—	(a)
Warrants	—	—	—	(a)
Affiliated Money Market Mutual Fund	119,719,210	—	—

Total	$1,223,219,039	$—	$17,729,353

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/09	$6,058,238
Realized gain (loss)	(4,402,178)
Change in unrealized appreciation (depreciation)*	4,392,884
Purchases	13,528,018
Sales	(3,757,486)
Accrued discount/premium	—
Transfers into Level 3	1,909,877
Transfers out of Level 3	—

Balance as of 9/30/10	$17,729,353

(a)	Less than $0.50.
*	Of which, $2,291,458 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Fair value of Level 3 Common Stocks of $1,909,877 was transferred into Level 3 at 9/30/2010 as a result of a suspended exchange-traded security being fair valued in accordance with the Board of Trustees’ approved fair valuation procedures.

Small Capitalization Stock Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 97.3%
Aerospace & Defense — 2.7%
AAR Corp.(a)(b)	46,271	$863,417
Aerovironment, Inc.(b)	17,514	389,687
American Science & Engineering, Inc.	10,616	781,868
Applied Signal Technology, Inc.	15,800	393,104
Ceradyne, Inc.(b)	29,905	698,282
Cubic Corp.	18,673	761,858
Curtiss-Wright Corp.	54,102	1,639,291
Esterline Technologies Corp.(b)	35,401	2,025,999
GenCorp, Inc.(a)(b)	68,875	338,865
Moog, Inc. (Class A Stock)(a)(b)	53,694	1,906,674
Orbital Sciences Corp.(b)	67,940	1,039,482
Teledyne Technologies, Inc.(b)	42,696	1,700,155
Triumph Group, Inc.	19,343	1,442,794

		13,981,476

Air Freight & Logistics — 0.4%
Forward Air Corp.	34,156	888,056
HUB Group, Inc. (Class A Stock)(b)	44,370	1,298,266

		2,186,322

Airlines — 0.3%
Allegiant Travel Co. (Class A Stock)	18,294	774,202
SkyWest, Inc.	66,060	922,198

		1,696,400

Auto Components — 0.3%
Drew Industries, Inc.(b)	22,689	473,293
Spartan Motors, Inc.	38,883	180,417
Standard Motor Products, Inc.	23,199	244,285
Superior Industries International, Inc.	27,318	472,055

		1,370,050

Automobiles — 0.1%
Winnebago Industries(a)(b)	34,231	356,687

Beverages — 0.1%
Boston Beer Co., Inc. (Class A Stock)(b)	11,025	737,242

Biotechnology — 1.4%
ArQule, Inc.(b)	43,801	225,575
Cubist Pharmaceuticals, Inc.(b)	69,369	1,622,541
Emergent Biosolutions, Inc.(b)	22,757	392,786
Martek Biosciences Corp.(a)(b)	39,361	890,739
Regeneron Pharmaceuticals, Inc.(b)	79,193	2,169,888
Savient Pharmaceuticals, Inc.(a)(b)	79,358	1,814,918

		7,116,447

Building Products — 1.2%
A.O. Smith Corp.	26,256	1,519,960
AAON, Inc.(a)	14,056	330,597
Apogee Enterprises, Inc.	32,938	301,383
Gibraltar Industries, Inc.(b)	35,568	319,401
Griffon Corp.(b)	54,729	667,146
NCI Building Systems, Inc.(b)	19,718	187,912
Quanex Building Products Corp.	43,988	759,673
Simpson Manufacturing Co., Inc.	46,483	1,198,332
Universal Forest Products, Inc.	22,864	668,772

		5,953,176

Capital Markets — 0.9%
Investment Technology Group, Inc.(b)	50,266	714,783
LaBranche & Co., Inc.(b)	43,486	169,595
optionsXpress Holdings, Inc.(b)	49,991	767,862
Piper Jaffray Cos.(b)	18,265	532,060
Stifel Financial Corp.(a)(b)	42,120	1,949,735
SWS Group, Inc.	34,626	248,268
TradeStation Group, Inc.(b)	47,604	313,234

		4,695,537

Chemicals — 1.8%
A. Schulman, Inc.	37,066	746,880
American Vanguard Corp.	25,048	154,797
Arch Chemicals, Inc.	29,560	1,037,260
Balchem Corp.	33,283	1,027,113
Calgon Carbon Corp.(a)(b)	65,754	953,433
HB Fuller Co.	57,618	1,144,870
LSB Industries, Inc.(a)(b)	19,200	356,544
OM Group, Inc.(b)	36,356	1,095,043
Penford Corp.(b)	13,525	62,350
PolyOne Corp.(b)	110,202	1,332,342
Quaker Chemical Corp.	13,298	432,983
Stepan Co.	9,085	537,014
Zep, Inc.	25,707	448,330

		9,328,959

Commercial Banks — 5.9%
Bank of The Ozarks, Inc.(a)	15,518	575,563
Boston Private Financial Holdings, Inc.	89,402	584,689
City Holding Co.(a)	18,344	562,610
Columbia Banking System, Inc.(a)	46,008	904,057
Community Bank System, Inc.(a)	38,996	897,298
East West Bancorp, Inc.	174,099	2,834,332
First Bancorp (Puerto Rico)(a)(b)	373,989	104,717
First Commonwealth Financial Corp.	108,410	590,835
First Financial Bancorp	68,303	1,139,294
First Financial Bankshares, Inc.	24,593	1,155,625
First Midwest Bancorp, Inc.	86,740	1,000,112
Glacier Bancorp, Inc.	84,273	1,230,386
Hancock Holding Co.	34,692	1,043,188
Hanmi Financial Corp.(a)(b)	177,884	227,692
Home Bancshares, Inc.	25,752	523,281
Independent Bank Corp.	24,906	560,883
Nara Bancorp, Inc.(b)	44,582	314,749
National Penn Bancshares, Inc.	147,976	924,850
NBT Bancorp, Inc.	40,610	896,263
Old National Bancorp	102,547	1,076,743
Pinnacle Financial Partners, Inc.(a)(b)	39,271	360,900
PrivateBancorp, Inc. (Class A Stock)	68,849	784,190
S&T Bancorp, Inc.(a)	29,073	506,452
Signature Bank(a)(b)	47,740	1,854,222
Simmons First National Corp. (Class A Stock)	20,278	573,259
Sterling Bancorp	31,554	274,204
Sterling Bancshares, Inc.	119,875	643,729
Susquehanna Bancshares, Inc.	152,209	1,284,644
Tompkins Financial Corp.	9,664	383,274
UMB Financial Corp.	35,272	1,252,509
Umpqua Holdings Corp.	134,470	1,524,890
United Bankshares, Inc.(a)	45,097	1,122,464
United Community Banks, Inc.(b)	110,935	248,494
Whitney Holding Corp.	113,647	928,496
Wilshire Bancorp, Inc.	23,013	150,505
Wintrust Financial Corp.	36,513	1,183,386

		30,222,785

Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	55,203	1,191,833
ATC Technology Corp.(b)	23,739	587,303
Bowne & Co., Inc.	47,134	534,028
Consolidated Graphics, Inc.(b)	11,957	495,618
G&K Services, Inc. (Class A Stock)	21,819	498,782
Geo Group, Inc. (The)(b)	75,873	1,771,635
Healthcare Services Group, Inc.	51,484	1,173,320
Interface, Inc. (Class A Stock)	74,802	1,064,432
Mobile Mini, Inc.(b)	42,597	653,438
Standard Register Co. (The)	15,132	44,185
Sykes Enterprises, Inc.(b)	48,470	658,223
Tetra Tech, Inc.(b)	72,688	1,524,267
Unifirst Corp.	17,330	765,120

United Stationers, Inc.(b)	27,521	1,472,649
Viad Corp.	24,247	468,937

		12,903,770

Communications Equipment — 2.2%
Arris Group, Inc.(b)	147,211	1,438,251
Bel Fuse, Inc. (Class B Stock)	13,822	287,774
Black Box Corp.	20,693	663,417
Blue Coat Systems, Inc.(b)	50,250	1,209,015
Comtech Telecommunications Corp.(b)	33,359	912,369
DG FastChannel, Inc.(a)(b)	28,800	626,400
Digi International, Inc.(b)	29,564	280,562
EMS Technologies, Inc.(b)	17,933	334,092
Harmonic, Inc.(b)	114,724	789,301
NETGEAR, Inc.(b)	41,646	1,124,858
Network Equipment Technologies, Inc.(a)(b)	34,897	120,395
PC-Tel, Inc.(b)	22,084	135,596
Symmetricom, Inc.(b)	51,547	294,849
Tekelec(b)	80,127	1,038,446
Tollgrade Communications, Inc.(b)	12,330	90,379
ViaSat, Inc.(a)(b)	47,515	1,953,342

		11,299,046

Computers & Peripherals — 0.8%
Avid Technology, Inc.(b)	34,047	446,356
Compellent Technologies, Inc.(b)	27,059	491,933
Hutchinson Technology, Inc.(b)	27,426	95,168
Intermec, Inc.(b)	58,176	713,238
Intevac, Inc.(b)	26,544	265,705
Novatel Wireless, Inc.(b)	37,116	292,474
Stratasys, Inc.(a)(b)	24,198	670,769
Synaptics, Inc.(a)(b)	40,379	1,136,265

		4,111,908

Construction & Engineering — 0.8%
Comfort Systems USA, Inc.	44,584	478,386
Dycom Industries, Inc.(b)	45,031	449,860
EMCOR Group, Inc.(b)	78,125	1,921,094
Insituform Technologies, Inc. (Class A Stock)(b)	46,137	1,115,592
Orion Marine Group, Inc.(b)	31,600	392,156

		4,357,088

Construction Materials — 0.5%
Eagle Materials, Inc.	51,972	1,231,736
Headwaters, Inc.(b)	71,468	257,285
Texas Industries, Inc.(a)	32,723	1,031,429

		2,520,450

Consumer Finance — 0.8%
Cash America International, Inc.	34,544	1,209,040
Ezcorp, Inc. (Class A Stock)(b)	57,911	1,160,537
First Cash Financial Services, Inc.(b)	35,625	988,594
Rewards Network, Inc.	10,321	148,106
World Acceptance Corp.(a)(b)	18,452	814,840

		4,321,117

Containers & Packaging — 0.1%
Myers Industries, Inc.	41,520	356,657

Distributors
Audiovox Corp. (Class A Stock)(b)	21,857	149,502

Diversified Consumer Services — 1.3%
American Public Education, Inc.(a)(b)	21,733	714,146
Capella Education Co.(b)	19,686	1,528,027
Coinstar, Inc.(a)(b)	38,531	1,656,448
Hillenbrand, Inc.	73,248	1,575,565
Pre-Paid Legal Services, Inc.(a)(b)	11,683	730,071
Universal Technical Institute, Inc.	24,506	479,092

		6,683,349

Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc. (Class A Stock)(a)(b)	49,400	850,174

Portfolio Recovery Associates, Inc.(b)	20,119	1,300,693

		2,150,867

Diversified Telecommunication Services — 0.3%
Cbeyond, Inc.(a)(b)	36,237	464,921
General Communication, Inc. (Class A Stock)(b)	53,224	530,643
Neutral Tandem, Inc.(a)(b)	38,852	464,281

		1,459,845

Electric Utilities — 1.1%
ALLETE, Inc.	36,497	1,329,586
Central Vermont Public Service Corp.	14,678	296,055
El Paso Electric Co.(b)	51,208	1,217,726
UIL Holdings Corp.	55,411	1,560,374
Unisource Energy Corp.	42,751	1,429,166

		5,832,907

Electrical Equipment — 1.2%
AZZ, Inc.	14,721	630,648
Belden, Inc.	55,112	1,453,854
Brady Corp. (Class A Stock)	61,922	1,806,265
Encore Wire Corp.	22,331	458,009
II-VI, Inc.(b)	29,831	1,113,591
Powell Industries, Inc.(b)	10,472	325,889
Vicor Corp.(a)	23,131	337,944

		6,126,200

Electronic Equipment & Instruments — 3.8%
Agilysys, Inc.(b)	22,932	149,058
Anixter International, Inc.(b)	33,064	1,785,125
Benchmark Electronics, Inc.(b)	73,210	1,200,644
Brightpoint, Inc.(b)	82,231	574,795
Checkpoint Systems, Inc.(b)	46,439	945,034
Cogent, Inc.(b)	62,000	659,680
Cognex Corp.	46,740	1,253,567
CTS Corp.	40,164	386,378
Daktronics, Inc.	41,208	404,663
DTS, Inc.(b)	20,185	770,461
Electro Scientific Industries, Inc.(b)	27,941	310,425
FARO Technologies, Inc.(b)	18,984	414,041
Gerber Scientific, Inc.(b)	29,695	183,218
Insight Enterprises, Inc.(b)	54,435	851,363
Keithley Instruments, Inc.	15,490	333,190
Littelfuse, Inc.(b)	26,125	1,141,663
LoJack Corp.(b)	21,920	83,734
Mercury Computer Systems, Inc.(b)	27,908	335,733
Methode Electronics, Inc.	43,266	392,855
MTS Systems Corp.	19,035	590,085
Newport Corp.(b)	43,408	492,247
OSI Systems, Inc.(b)	21,700	788,144
Park Electrochemical Corp.	24,244	638,587
Plexus Corp.(b)	47,520	1,394,712
RadiSys Corp.(b)	28,035	264,090
Rogers Corp.(b)	18,631	586,504
Scansource, Inc.(b)	31,433	871,951
SYNNEX Corp.(a)(b)	27,650	778,071
Technitrol, Inc.	49,039	216,262
TTM Technologies, Inc.(b)	50,789	497,224

		19,293,504

Energy Equipment & Services — 3.1%
Basic Energy Services, Inc.(b)	27,117	231,037
Bristow Group, Inc.(b)	42,555	1,535,384
CARBO Ceramics, Inc.	22,328	1,808,568
Dril-Quip, Inc.(b)	40,337	2,505,331
Gulf Island Fabrication, Inc.	16,777	305,342
Hornbeck Offshore Services, Inc.(b)	27,315	532,369
ION Geophysical Corp.(b)	179,245	921,319
Lufkin Industries, Inc.	35,258	1,547,826
Matrix Service Co.(b)	30,873	270,139
Oil States International, Inc.(b)	59,476	2,768,608
Pioneer Drilling Co.(b)	63,717	406,515
SEACOR Holdings, Inc.(b)	24,971	2,126,530
Seahawk Drilling, Inc.(a)(b)	13,897	117,569

Tetra Technologies, Inc.(b)	89,541	913,318

		15,989,855

Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	21,716	823,036
Casey’s General Stores, Inc.	44,565	1,860,589
Great Atlantic & Pacific Tea Co.(a)(b)	30,053	119,010
Nash Finch Co.	14,532	618,191
Spartan Stores, Inc.	26,588	385,526
United Natural Foods, Inc.(a)(b)	50,793	1,683,280

		5,489,632

Food Products — 1.6%
Calavo Growers, Inc.(a)	14,090	305,471
Cal-Maine Foods, Inc.(a)	15,695	454,841
Darling International, Inc.(b)	97,020	826,610
Diamond Foods, Inc.(a)	25,657	1,051,680
Hain Celestial Group, Inc. (The)(a)(b)	50,215	1,204,156
J&J Snack Foods Corp.	16,718	700,986
Lance, Inc.	38,216	814,001
Sanderson Farms, Inc.	22,735	984,198
TreeHouse Foods, Inc.(a)(b)	41,665	1,920,757

		8,262,700

Gas Utilities — 2.0%
Laclede Group, Inc. (The)	26,214	902,286
New Jersey Resources Corp.(a)	48,504	1,902,327
Northwest Natural Gas Co.	31,265	1,483,524
Piedmont Natural Gas Co., Inc.(a)	84,703	2,456,387
South Jersey Industries, Inc.	35,122	1,737,485
Southwest Gas Corp.	53,511	1,797,435

		10,279,444

Healthcare Equipment & Supplies — 4.0%
Abaxis, Inc.(b)	26,212	605,497
Align Technology, Inc.(a)(b)	79,757	1,561,642
American Medical Systems Holdings, Inc.(a)(b)	89,382	1,750,100
Analogic Corp.	15,133	679,169
Cantel Medical Corp.	14,850	240,570
CONMED Corp.(b)	33,849	758,556
Cooper Cos., Inc. (The)(a)	54,795	2,532,625
CryoLife, Inc.(b)	33,153	201,239
Cyberonics, Inc.(b)	28,397	757,632
Greatbatch, Inc.(b)	27,344	634,107
Haemonetics Corp.(b)	29,027	1,698,950
ICU Medical, Inc.(b)	13,792	514,304
Integra LifeSciences Holdings Corp.(a)(b)	24,702	974,741
Invacare Corp.	38,102	1,010,084
Kensey Nash Corp.(b)	10,231	295,574
Meridian Bioscience, Inc.	47,575	1,040,941
Merit Medical Systems, Inc.(b)	33,159	526,896
Natus Medical, Inc.(b)	33,925	494,287
Neogen Corp.(b)	26,680	903,118
Osteotech, Inc.(b)	21,080	136,177
Palomar Medical Technologies, Inc.(b)	21,777	224,956
SurModics, Inc.(b)	20,552	244,980
Symmetry Medical, Inc.(b)	42,277	407,550
West Pharmaceutical Services, Inc.	39,217	1,345,535
Zoll Medical Corp.(b)	25,295	816,270

		20,355,500

Healthcare Providers & Services — 4.8%
Air Methods Corp.(b)	13,072	543,534
Almost Family, Inc.(a)(b)	9,652	285,989
Amedisys, Inc.(a)(b)	33,959	808,224
AMERIGROUP Corp.(a)(b)	60,037	2,549,771
AMN Healthcare Services, Inc.(b)	38,499	197,885
AmSurg Corp. (Class A Stock)(b)	36,374	635,817
Bio-Reference Labs, Inc.(a)(b)	28,770	600,142
Catalyst Health Solutions, Inc.(a)(b)	45,866	1,614,942
Centene Corp.(b)	57,908	1,366,050

Chemed Corp.	26,811	1,527,423
Corvel Corp.(b)	7,845	333,020
Cross Country Healthcare, Inc.(b)	36,563	262,888
Ensign Group, Inc. (The)	15,400	276,430
Genoptix, Inc.(b)	20,658	293,344
Gentiva Health Services, Inc.(b)	35,092	766,760
Hanger Orthopedic Group, Inc.(b)	38,009	552,651
Healthspring, Inc.(b)	67,320	1,739,549
Healthways, Inc.(b)	40,186	467,765
HMS Holdings Corp.(b)	32,017	1,887,082
IPC The Hospitalist Co., Inc.(b)	19,105	521,949
Landauer, Inc.(a)	11,068	693,189
LCA-Vision, Inc.(b)	21,817	121,521
LHC Group, Inc.(b)	18,398	426,650
Magellan Health Services, Inc.(b)	39,341	1,858,469
Medcath Corp.(b)	24,104	242,727
Molina Healthcare, Inc.(b)	19,615	529,409
MWI Veterinary Supply, Inc.(a)(b)	14,556	840,172
PharMerica Corp.(b)	35,995	343,032
PSS World Medical, Inc.(a)(b)	66,091	1,413,025
RehabCare Group, Inc.(b)	29,322	592,891
Res-Care, Inc.(b)	30,091	399,307

		24,691,607

Healthcare Technology — 0.5%
Computer Programs & Systems, Inc.	12,936	550,685
Omnicell, Inc.(b)	38,422	502,560
Quality Systems, Inc.(a)	22,467	1,489,787

		2,543,032

Hotels, Restaurants & Leisure — 3.0%
Biglari Holdings, Inc.(a)(b)	1,696	557,390
BJ’s Restaurants, Inc.(a)(b)	26,472	745,452
Buffalo Wild Wings, Inc.(b)	21,465	1,027,959
California Pizza Kitchen, Inc.(b)	28,644	488,667
CEC Entertainment, Inc.(a)(b)	25,307	868,789
Cracker Barrel Old Country Store, Inc.	27,778	1,410,011
DineEquity, Inc.(a)(b)	18,105	814,363
Interval Leisure Group, Inc.(b)	47,536	640,310
Jack In The Box, Inc.(a)(b)	64,717	1,387,532
Landry’s Restaurants, Inc.(a)(b)	8,411	205,985
Marcus Corp.	25,358	300,492
Monarch Casino & Resort, Inc.(b)	13,331	149,441
Multimedia Games, Inc.(b)	32,399	119,876
O’Charleys, Inc.(b)	22,315	160,445
Papa John’s International, Inc.(b)	24,115	636,154
Peet’s Coffee & Tea, Inc.(b)	14,994	513,245
PF Chang’s China Bistro, Inc.(a)	27,214	1,257,287
Pinnacle Entertainment, Inc.(b)	71,513	797,370
Red Robin Gourmet Burgers, Inc.(b)	18,363	360,098
Ruby Tuesday, Inc.(a)(b)	76,184	904,304
Ruth’s Hospitality Group, Inc.(a)(b)	36,148	144,954
Shuffle Master, Inc.(b)	63,059	530,326
Sonic Corp.(b)	72,514	585,913
Texas Roadhouse, Inc. (Class A Stock)(a)(b)	68,230	959,314

		15,565,677

Household Durables — 1.0%
Blyth, Inc.	6,383	263,235
Ethan Allen Interiors, Inc.	33,799	590,131
Helen of Troy Ltd.(b)	36,310	918,280
Kid Brands, Inc.(b)	25,501	219,309
La-Z-Boy, Inc.(a)(b)	60,901	514,004
M/I Homes, Inc.(b)	21,570	223,681
Meritage Homes Corp.(b)	37,697	739,615
National Presto Industries, Inc.	6,249	665,331
Skyline Corp.	8,112	164,349
Standard Pacific Corp.(b)	116,622	462,989
Universal Electronics, Inc.(b)	15,854	330,556

		5,091,480

Household Products — 0.3%
Central Garden and Pet Co. (Class A Stock)(b)	66,488	688,816
WD-40 Co.	19,609	745,534

		1,434,350

Industrial Conglomerates — 0.2%
Standex International Corp.	14,670	354,867
Tredegar Corp.	26,935	511,227

		866,094

Insurance — 2.6%
American Physicians Capital, Inc.	9,259	383,878
AMERISAFE, Inc.(b)	21,964	412,484
Delphi Financial Group, Inc. (Class A Stock)	63,896	1,596,761
eHealth, Inc.(b)	27,391	353,892
Employers Holdings, Inc.	48,315	761,928
Horace Mann Educators Corp.	46,300	823,214
Infinity Property & Casualty Corp.	14,889	726,137
National Financial Partners Corp.(a)(b)	49,754	630,383
Navigators Group, Inc. (The)(b)	14,718	656,864
Presidential Life Corp.	24,995	244,951
ProAssurance Corp.(b)	37,433	2,155,766
RLI Corp.	19,505	1,104,373
Safety Insurance Group, Inc.	17,660	742,073
Selective Insurance Group, Inc.	62,807	1,023,126
Stewart Information Services Corp.	21,702	245,667
Tower Group, Inc.(a)	50,761	1,185,269
United Fire & Casualty Co.	25,061	531,544

		13,578,310

Internet & Catalog Retail — 0.6%
Blue Nile, Inc.(a)(b)	16,880	750,991
HSN, Inc.(b)	45,365	1,356,414
NutriSystem, Inc.(a)	31,628	608,523
PetMed Express, Inc.(a)	26,681	466,917

		3,182,845

Internet Software & Services — 1.0%
comScore, Inc.(b)	29,677	698,003
DealerTrack Holdings, Inc.(b)	47,483	811,010
Infospace, Inc.(b)	42,312	366,422
j2 Global Communications, Inc.(b)	53,578	1,274,621
Knot, Inc. (The)(b)	35,595	324,982
Liquidity Services, Inc.(b)	19,300	308,993
Perficient, Inc.(b)	35,514	324,598
Stamps.com, Inc.(b)	14,020	182,260
United Online, Inc.	102,730	587,615

		4,878,504

IT Services — 1.5%
CACI International, Inc. (Class A Stock)(a)(b)	35,744	1,617,774
Ciber, Inc.(b)	82,123	247,190
CSG Systems International, Inc.(b)	40,024	729,638
Forrester Research, Inc.(b)	17,262	571,027
Heartland Payment Systems, Inc.	44,611	678,979
Integral Systems, Inc.(b)	20,526	151,482
MAXIMUS, Inc.	20,368	1,254,261
NCI, Inc. (Class A Stock)(b)	9,300	175,956
StarTek, Inc.(b)	14,065	58,792
TeleTech Holdings, Inc.(b)	34,667	514,458
Wright Express Corp.(b)	45,076	1,609,664

		7,609,221

Leisure Equipment & Products — 1.4%
Arctic Cat, Inc.(b)	14,357	147,159
Brunswick Corp.(a)	104,229	1,586,365
Callaway Golf Co.	75,780	530,460
Jakks Pacific, Inc.(b)	32,815	578,857
Nautilus, Inc.(b)	24,896	33,112
Polaris Industries, Inc.	39,293	2,557,974
Pool Corp.	58,355	1,171,185
RC2 Corp.(b)	25,446	533,094

Sturm Ruger & Co., Inc.(a)	22,727	309,996

		7,448,202

Life Sciences Tools & Services — 0.9%
Affymetrix, Inc.(a)(b)	83,200	379,392
Cambrex Corp.(b)	34,732	147,611
Dionex Corp.(b)	20,536	1,775,132
Enzo Biochem, Inc.(b)	39,257	149,177
eResearchTechnology, Inc.(b)	50,583	378,361
Kendle International, Inc.(b)	17,619	164,209
Parexel International Corp.(a)(b)	68,857	1,592,662

		4,586,544

Machinery — 3.8%
Actuant Corp. (Class A Stock)	79,964	1,835,973
Albany International Corp. (Class A Stock)	32,704	618,760
Astec Industries, Inc.(b)	23,410	667,887
Badger Meter, Inc.	17,707	716,779
Barnes Group, Inc.	53,616	943,105
Briggs & Stratton Corp.	59,546	1,131,970
Cascade Corp.	10,793	343,217
CIRCOR International, Inc.	20,088	634,781
CLARCOR, Inc.(a)	59,632	2,303,584
EnPro Industries, Inc.(b)	24,178	756,288
ESCO Technologies, Inc.	31,221	1,038,411
Federal Signal Corp.	73,200	394,548
John Bean Technologies Corp.	33,147	533,998
Kaydon Corp.	39,367	1,362,098
Lindsay Corp.(a)	14,679	635,894
Lydall, Inc.(b)	20,156	148,348
Mueller Industries, Inc.	44,449	1,177,454
Robbins & Myers, Inc.	38,797	1,038,984
Toro Co. (The)	37,033	2,082,366
Watts Water Technologies, Inc. (Class A Stock)	34,321	1,168,630

		19,533,075

Media — 0.6%
Arbitron, Inc.	31,561	882,761
E.W. Scripps Co. (Class A Stock)(b)	36,001	283,688
Live Nation Entertainment, Inc.(a)(b)	174,876	1,727,775

		2,894,224

Metals & Mining — 0.9%
A.M. Castle & Co.(b)	19,683	260,800
Amcol International Corp.	29,591	774,988
Brush Engineered Materials, Inc.(b)	23,978	681,934
Century Aluminum Co.(b)	66,563	876,635
Kaiser Aluminum Corp.	17,400	744,546
Olympic Steel, Inc.	10,738	246,866
RTI International Metals, Inc.(b)	35,411	1,084,285

		4,670,054

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)	46,066	543,579
Tuesday Morning Corp.(b)	43,232	206,216

		749,795

Multi-Utilities — 0.7%
Avista Corp.	65,103	1,359,351
CH Energy Group, Inc.	18,585	820,713
Northwestern Corp.	42,800	1,219,800

		3,399,864

Oil, Gas & Consumable Fuels — 2.0%
Holly Corp.	52,266	1,502,647
Penn Virginia Corp.	53,498	858,108
Petroleum Development Corp.(b)	22,626	624,478
Petroquest Energy, Inc.(a)(b)	65,345	397,951
SM Energy Co.	74,173	2,778,521
Stone Energy Corp.(a)(b)	57,094	840,995
Swift Energy Co.(b)	44,544	1,250,795
World Fuel Services Corp.	79,047	2,056,012

		10,309,507

Paper & Forest Products — 0.8%
Buckeye Technologies, Inc.	46,242	680,220
Clearwater Paper Corp.(b)	13,590	1,033,927
Deltic Timber Corp.	12,691	568,557
Neenah Paper, Inc.	17,478	265,666
Schweitzer-Mauduit International, Inc.	21,588	1,258,796
Wausau Paper Corp.(b)	57,667	478,059

		4,285,225

Personal Products — 0.1%
Mannatech, Inc.(b)	18,771	38,481
Medifast, Inc.(b)	15,800	428,654

		467,135

Pharmaceuticals — 1.1%
Hi-Tech Pharmacal Co., Inc.(b)	12,000	242,880
Par Pharmaceutical Cos., Inc.(b)	41,643	1,210,978
Salix Pharmaceuticals Ltd.(a)(b)	67,983	2,700,285
ViroPharma, Inc.(b)	91,537	1,364,817

		5,518,960

Professional Services — 0.8%
Administaff, Inc.	26,479	713,079
CDI Corp.	15,188	196,229
Dolan Co. (The)(b)	35,800	407,046
Exponent, Inc.(b)	16,340	548,861
Heidrick & Struggles International, Inc.	20,614	401,561
Kelly Services, Inc. (Class A Stock)(b)	33,239	389,893
On Assignment, Inc.(b)	43,086	226,201
School Specialty, Inc.(a)(b)	18,797	244,549
SFN Group, Inc.(b)	61,905	372,049
TrueBlue, Inc.(b)	51,818	707,316
Volt Information Sciences, Inc.(b)	13,704	98,669

		4,305,453

Real Estate Investment Trusts — 7.5%
Acadia Realty Trust	47,205	896,895
BioMed Realty Trust, Inc.	150,311	2,693,573
Cedar Shopping Centers, Inc.	54,866	333,585
Colonial Properties Trust	83,839	1,357,353
Diamondrock Hospitality Co.(a)(b)	181,870	1,725,946
EastGroup Properties, Inc.	31,763	1,187,301
Entertainment Properties Trust	54,670	2,360,651
Extra Space Storage, Inc.	102,708	1,647,436
Franklin Street Properties Corp.(a)	81,502	1,012,255
Healthcare Realty Trust, Inc.	74,700	1,747,233
Home Properties, Inc.(a)	44,079	2,331,779
Inland Real Estate Corp.	87,535	727,416
Kilroy Realty Corp.(a)	61,598	2,041,358
Kite Realty Group Trust	74,391	330,296
LaSalle Hotel Properties	82,172	1,922,003
Lexington Realty Trust(a)	135,916	973,159
LTC Properties, Inc.	30,326	773,920
Medical Properties Trust, Inc.	130,866	1,326,981
Mid-America Apartment Communities, Inc.(a)	38,616	2,250,541
National Retail Properties, Inc.(a)	97,568	2,449,933
Parkway Properties, Inc.	25,748	381,070
Pennsylvania Real Estate Investment Trust(a)	65,022	771,161
Post Properties, Inc.	57,261	1,598,727
PS Business Parks, Inc.	22,002	1,244,653
Sovran Self Storage, Inc.	32,497	1,231,636
Tanger Factory Outlet Centers	47,592	2,243,487
Universal Health Realty Income Trust	13,900	478,299
Urstadt Biddle Properties, Inc. (Class A Stock)	26,450	478,216

		38,516,863

Real Estate Management & Development — 0.1%
Forestar Group, Inc.(a)(b)	42,856	730,695

Road & Rail — 0.8%
Arkansas Best Corp.	29,795	721,933
Heartland Express, Inc.	59,748	888,452

Knight Transportation, Inc.(a)	72,788	1,406,992
Old Dominion Freight Line, Inc.(a)(b)	49,333	1,254,045

		4,271,422

Semiconductors & Semiconductor Equipment — 4.9%
Actel Corp.(b)	30,993	494,338
Advanced Energy Industries, Inc.(b)	45,497	594,191
ATMI, Inc.(b)	37,006	549,909
Brooks Automation, Inc.(b)	76,905	516,033
Cabot Microelectronics Corp.(b)	27,411	882,086
Cohu, Inc.	27,997	352,482
Cymer, Inc.(b)	34,670	1,285,564
Cypress Semiconductor Corp.(b)	189,004	2,377,670
Diodes, Inc.(a)(b)	42,270	722,394
DSP Group, Inc.(b)	27,428	191,996
Exar Corp.(b)	52,023	311,618
FEI Co.(b)	44,912	878,928
Hittite Microwave Corp.(b)	28,706	1,367,841
Kopin Corp.(b)	77,796	276,176
Kulicke & Soffa Industries, Inc.(b)	83,332	515,825
Micrel, Inc.	59,402	585,704
Microsemi Corp.(b)	97,719	1,675,881
MKS Instruments, Inc.(a)(b)	59,385	1,067,742
Monolithic Power Systems, Inc.(b)	43,000	702,190
Pericom Semiconductor Corp.(b)	29,460	256,007
Rudolph Technologies, Inc.(b)	36,794	305,758
Sigma Designs, Inc.(b)	32,358	371,793
Standard Microsystems Corp.(b)	26,576	606,199
Supertex, Inc.(b)	15,372	340,029
Tessera Technologies, Inc.(b)	59,077	1,092,924
TriQuint Semiconductor, Inc.(b)	183,076	1,757,530
Ultratech, Inc.(b)	28,411	485,828
Varian Semiconductor Equipment Associates, Inc.(b)	87,987	2,532,266
Veeco Instruments, Inc.(a)(b)	47,942	1,671,737
Volterra Semiconductor Corp.(b)	31,600	680,032

		25,448,671

Software — 3.8%
Blackbaud, Inc.	51,583	1,240,055
CommVault Systems, Inc.(b)	50,742	1,320,814
Concur Technologies, Inc.(a)(b)	53,127	2,626,599
Ebix, Inc.(a)(b)	40,257	944,027
Epicor Software Corp.(b)	54,374	473,054
EPIQ Systems, Inc.	39,917	489,382
Interactive Intelligence, Inc.(b)	15,179	267,150
JDA Software Group, Inc.(b)	49,189	1,247,433
Manhattan Associates, Inc.(b)	25,993	762,895
Microstrategy, Inc. (Class A Stock)(a)(b)	10,400	900,744
Netscout Systems, Inc.(b)	40,895	838,756
Phoenix Technologies Ltd.(b)	41,515	161,909
Progress Software Corp.(b)	50,965	1,686,942
Radiant Systems, Inc.(b)	37,905	648,176
Smith Micro Software, Inc.(b)	35,662	354,480
Sonic Solutions, Inc.(a)(b)	36,146	411,341
Sourcefire, Inc.(a)(b)	32,600	940,184
Take-Two Interactive Software, Inc.(a)(b)	99,912	1,013,108
Taleo Corp. (Class A Stock)(a)(b)	47,071	1,364,588
THQ, Inc.(b)	79,682	320,322
Tyler Technologies, Inc.(a)(b)	31,827	641,632
Websense, Inc.(a)(b)	49,970	886,468

		19,540,059

Specialty Retail — 4.2%
Big 5 Sporting Goods Corp.	25,537	342,707
Brown Shoe Co., Inc.	51,534	591,095
Buckle, Inc. (The)(a)	30,759	816,344
Cabela’s, Inc.(a)(b)	47,092	893,806
Cato Corp. (The) (Class A Stock)	34,703	928,652
Childrens Place Retail Stores, Inc. (The)(b)	32,065	1,563,810

Christopher & Banks Corp.	42,378	335,210
Finish Line, Inc. (The) (Class A Stock)	63,946	889,489
Genesco, Inc.(b)	28,322	846,261
Group 1 Automotive, Inc.(a)(b)	28,064	838,552
Gymboree Corp.(a)(b)	32,119	1,334,223
Haverty Furniture Cos., Inc.	21,941	239,376
Hibbett Sports, Inc.(b)	33,496	835,725
Hot Topic, Inc.	52,403	313,894
Jo-Ann Stores, Inc.(b)	31,830	1,418,026
Jos. A. Bank Clothiers, Inc.(a)(b)	32,431	1,381,885
Kirkland’s, Inc.(b)	18,500	256,410
Lithia Motors, Inc. (Class A Stock)	25,430	243,874
Lumber Liquidators Holdings, Inc.(a)(b)	27,422	673,759
MarineMax, Inc.(b)	26,042	183,336
Men’s Wearhouse, Inc. (The)	61,967	1,474,195
Midas, Inc.(b)	16,812	127,939
Monro Muffler Brake, Inc.	23,615	1,088,888
OfficeMax, Inc.(b)	99,999	1,308,987
Pep Boys-Manny Moe & Jack	61,726	653,061
Sonic Automotive, Inc. (Class A Stock)(a)(b)	41,447	407,424
Stage Stores, Inc.	44,279	575,627
Stein Mart, Inc.(b)	31,683	279,761
Zale Corp.(b)	27,362	57,460
Zumiez, Inc.(b)	24,450	517,362

		21,417,138

Textiles, Apparel & Luxury Goods — 2.9%
Carter’s, Inc.(b)	69,915	1,840,862
CROCS, Inc.(b)	101,543	1,321,074
Deckers Outdoor Corp.(b)	45,732	2,284,771
Iconix Brand Group, Inc.(a)(b)	84,731	1,482,793
K-Swiss, Inc. (Class A Stock)(b)	31,878	406,445
Liz Claiborne, Inc.(a)(b)	111,166	675,889
Maidenform Brands, Inc.(b)	27,121	782,441
Movado Group, Inc.(b)	20,117	218,873
Oxford Industries, Inc.	16,416	390,372
Perry Ellis International, Inc.(b)	11,879	259,556
Quiksilver, Inc.(b)	152,393	595,857
Skechers U.S.A., Inc. (Class A Stock)(a)(b)	39,776	934,338
Steven Madden Ltd.(b)	27,000	1,108,620
True Religion Apparel, Inc.(b)	29,964	639,432
Volcom, Inc.(a)(b)	20,095	384,216
Wolverine World Wide, Inc.	57,477	1,667,408

		14,992,947

Thrifts & Mortgage Finance — 0.4%
Bank Mutual Corp.	53,735	278,885
Brookline Bancorp, Inc.	69,432	692,931
Dime Community Bancshares, Inc.	32,481	449,862
Trustco Bank Corp. NY	90,595	503,708

		1,925,386

Tobacco — 0.1%
Alliance One International, Inc.(b)	105,138	436,323

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.(a)	44,628	1,365,617
Kaman Corp.	30,522	799,982
Lawson Products, Inc.	4,724	72,135
Watsco, Inc.	32,776	1,824,968

		4,062,702

Water Utilities — 0.2%
American States Water Co.	21,876	782,723

Wireless Telecommunication Services — 0.2%
NTELOS Holdings Corp.	35,042	592,911
USA Mobility, Inc.	26,080	418,062

		1,010,973

TOTAL COMMON STOCKS (cost $452,584,096)		500,333,482

EXCHANGE TRADED FUND — 0.4%
iShares S&P SmallCap 600 Index Fund (cost $2,138,678)	38,000	2,245,420

TOTAL LONG-TERM INVESTMENTS (cost $454,722,774)		502,578,902

SHORT-TERM INVESTMENTS — 21.1%
Affiliated Money Market Mutual Fund — 20.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $107,160,363; includes $96,301,585 of cash collateral received for securities on loan)(c)(d)	107,160,363	107,160,363

	Principal Amount (000)
U.S. Government Obligation — 0.3%
U.S. Treasury Bill, 0.190%, 03/17/2011 (cost $1,298,884)(e)(f)	$1,300	1,298,914

TOTAL SHORT-TERM INVESTMENTS (cost $108,459,247)		108,459,277

TOTAL INVESTMENTS — 118.8% (cost $563,182,021)		611,038,179

LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (18.8)%		(96,515,360)

NET ASSETS — 100.0%		$514,522,819

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,277,586; cash collateral of $96,301,585 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at September 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2010	Unrealized Appreciation(1)
	Long Position:
177	Russell 2000 Mini	Dec. 2010	$11,327,002	$11,938,650	$611,648

(1)	Amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$500,333,482	$—	$—
Exchange Traded Fund	2,245,420	—	—
U.S. Government Obligation	—	1,298,914	—
Affiliated Money Market Mutual Fund	107,160,363	—	—

	609,739,265	1,298,914	—
Other Financial Instruments*
Futures contracts	611,648	—	—

Total	$610,350,913	$1,298,914	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SP Growth Asset Allocation Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS —
Advanced Series Trust —
AST Global Real Estate Portfolio	963,864	$7,402,477
AST Large-Cap Value Portfolio	18,748,299	226,479,457
AST Marsico Capital Growth Portfolio	6,700,174	114,237,966
AST PIMCO Total Return Bond Portfolio	7,210,800	88,837,053
AST Small-Cap Growth Portfolio	1,201,079	20,562,469
AST Western Asset Core Plus Bond Portfolio	3,595,157	38,144,614
The Prudential Series Fund —
High Yield Bond Portfolio	1,526,252	7,631,258
Jennison Portfolio (Class I)	5,496,372	114,599,357
Money Market Portfolio	6,453	64,526
Natural Resources Portfolio (Class I)	190,488	7,514,741
SP International Growth Portfolio (Class I)	12,224,182	59,042,800
SP International Value Portfolio	9,116,430	58,709,809
SP Small Cap Value Portfolio	1,942,261	20,607,393

TOTAL LONG-TERM INVESTMENTS (cost $745,488,406)		763,833,920

SHORT-TERM INVESTMENT — 0.4%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,950,157)	2,950,157	2,950,157

TOTAL INVESTMENTS — 99.9% (cost $748,438,563)(a)		766,784,077

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		824,211

NET ASSETS — 100.0%		$767,608,288

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$763,833,920	$—	$—
Affiliated Money Market Mutual Fund	2,950,157	—	—

Total	$766,784,077	$—	$—

SP International Growth Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS — 96.1%
Argentina — 0.6%
MercadoLibre, Inc.*	14,300	$1,032,174

Belgium — 1.2%
Anheuser-Busch InBev NV	25,678	1,510,491
Colruyt SA	1,826	482,675

		1,993,166

Bermuda — 1.0%
Credicorp Ltd.(a)	4,166	474,507
Seadrill Ltd.	40,344	1,165,494

		1,640,001

Brazil — 6.1%
Anhanguera Educacional Participacoes SA	27,800	492,908
BM&FBOVESPA SA	84,900	710,511
BR Malls Participacoes SA	178,900	1,477,088
OGX Petroleo e Gas Participacoes SA*	288,300	3,751,989
PDG Realty SA Empreendimentos e Participacoes	221,100	2,629,156
Vale SA, ADR(a)	31,700	991,259
Weg SA	8,400	92,390

		10,145,301

Canada — 3.2%
Brookfield Asset Management, Inc. (Class A Stock)	39,246	1,113,409
Canadian National Railway Co. (TSX)	4,000	255,807
Canadian National Railway Co. (NYSE)	31,359	2,007,603
Pacific Rubiales Energy Corp.*	18,742	526,977
Teck Resources Ltd. (Class B Stock)	23,661	973,208
Tim Hortons, Inc.	12,660	461,169

		5,338,173

Cayman Islands — 1.1%
Baidu, Inc., ADR*	9,363	960,831
Ctrip.com International Ltd., ADR*(a)	16,700	797,425

		1,758,256

Chile — 0.8%
Banco Santander Chile SA, ADR	7,482	722,387
Lan Airlines SA	20,088	590,034

		1,312,421

China — 3.9%
Alibaba.Com Ltd.*	241,000	501,951
China Shenhua Energy Co. Ltd. (Class H Stock)	245,500	1,015,685
China Vanke Co. Ltd. (Class B Stock)	220,548	278,853
Dongfeng Motor Group Co. Ltd. (Class H Stock)	442,000	904,639
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,366,000	1,017,609
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	130,000	1,327,001
Tencent Holdings Ltd.	44,900	981,465
Weichai Power Co. Ltd. (Class H Stock)	41,000	433,312

		6,460,515

Denmark — 2.6%
Coloplast A/S (Class B Stock)	4,304	514,499
Novo Nordisk A/S (Class B Stock)	25,678	2,548,166
Novozymes A/S (Class B Stock)	9,600	1,221,336

		4,284,001

Finland — 0.6%
Kone Oyj (Class B Stock)	19,530	1,009,062

France — 8.2%
Accor SA	45,511	1,661,821
BNP Paribas	30,842	2,193,510
Cie Generale d’Optique Essilor International SA	10,147	698,147
Cie Generale des Etablissements Michelin (Class B Stock)	13,616	1,035,948
EDF Energies Nouvelles SA	5,808	222,569
Hermes International	4	913
L’Oreal SA	8,340	937,758
LVMH Moet Hennessy Louis Vuitton SA	7,248	1,063,180
Pernod-Ricard SA	12,220	1,020,360
Publicis Groupe SA	30,682	1,457,263
Schneider Electric SA	26,424	3,350,460

		13,641,929

Germany — 9.2%
Adidas AG	20,905	1,294,130
BASF SE	63,488	4,003,378
Daimler AG*	49,282	3,121,359
Infineon Technologies AG*	79,099	547,894
MAN SE	6,544	713,333
Metro AG	14,926	971,612
SAP AG	19,197	949,591
Siemens AG	22,880	2,415,135
ThyssenKrupp AG	38,199	1,245,631

		15,262,063

Hong Kong — 4.7%
CNOOC Ltd.	1,376,800	2,668,833
Hang Lung Properties Ltd.	198,000	967,179
Li & Fung Ltd.	742,000	4,174,369

		7,810,381

India — 2.5%
HDFC Bank Ltd., ADR(a)	2,764	509,599
ICICI Bank Ltd., ADR	54,909	2,737,213
Infosys Technologies Ltd., ADR(a)	14,352	966,033

		4,212,845

Indonesia — 0.7%
Astra International Tbk PT	39,000	247,765
Bank Rakyat Indonesia	544,000	609,524
Indofood Sukses Makmur Tbk PT	625,000	381,652

		1,238,941

Israel — 1.8%
Teva Pharmaceutical Industries Ltd., ADR	55,739	2,940,232

Italy — 0.8%
Saipem SpA	32,648	1,307,629

Japan — 12.2%
Canon, Inc.	75,900	3,541,333
Daikin Industries Ltd.	25,700	966,675
FamilyMart Co. Ltd.	35,100	1,258,437
Fanuc Ltd.	8,600	1,095,089
Honda Motor Co. Ltd.	54,800	1,945,045
Keyence Corp.	3,300	717,872
Komatsu Ltd.	63,000	1,462,554
Marubeni Corp.	277,000	1,566,171
Mitsubishi UFJ Financial Group, Inc.	94,300	439,419
Mizuho Financial Group, Inc.	873,100	1,275,973
Murata Manufacturing Co. Ltd.	8,600	453,282
Nippon Electric Glass Co. Ltd.	50,000	681,600
Nitori Co. Ltd.	4,900	409,703
Panasonic Corp.	74,500	1,009,338
Softbank Corp.	31,200	1,020,690
Sumitomo Mitsui Financial Group, Inc.	32,500	946,814
Yahoo! Japan Corp.	3,974	1,372,906

		20,162,901

Luxembourg — 0.8%
Millicom International Cellular SA(a)	14,500	1,391,275

Malaysia — 0.4%
CIMB Group Holdings Bhd	242,400	641,532

Mexico — 0.9%
America Movil SAB de CV (Class L Stock), ADR	18,169	968,953
Wal-Mart de Mexico SAB de CV (Class V Stock)	228,200	574,047

		1,543,000

Netherlands — 0.3%
Core Laboratories NV(a)	4,713	414,933

Norway — 0.6%
Statoil ASA	50,800	1,059,854

Singapore — 1.4%
CapitaLand Ltd.	412,500	1,273,477
CapitaMalls Asia Ltd.	231,000	379,408
Jardine Cycle & Carriage Ltd.	24,000	717,208

		2,370,093

South Africa — 2.9%
Aspen Pharmacare Holdings Ltd.*	32,133	433,342
MTN Group Ltd.	128,104	2,315,714
Naspers Ltd. (Class N Stock)	11,384	556,604
Shoprite Holdings Ltd.	32,741	464,793
Standard Bank Group Ltd.	30,542	486,376
Truworths International Ltd.	47,600	478,031

		4,734,860

South Korea — 0.9%
Hyundai Motor Co.	11,086	1,487,532

Spain — 5.3%
Banco Bilbao Vizcaya Argentaria SA	216,731	2,926,522
Banco Santander SA	96,891	1,230,653
Industria de Diseno Textil SA	53,705	4,266,148
Tecnicas Reunidas SA	5,775	307,865

		8,731,188

Sweden — 1.1%
Assa Abloy AB (Class B Stock)	28,823	726,952
Atlas Copco AB (Class A Stock)	42,032	811,288
Hexagon AB (Class B Stock)	11,494	246,579

		1,784,819

Switzerland — 5.4%
Compagnie Financiere Richemont SA (Class A Stock)	22,462	1,081,440
Credit Suisse Group AG	43,622	1,864,473
Nestle SA	44,869	2,390,365
Sika AG	151	278,597
Swatch Group AG (The)	6,356	2,391,302
Zurich Financial Services AG	3,959	927,856

		8,934,033

Taiwan — 0.7%
Hon Hai Precision Industry Co. Ltd.	53,205	200,105
HTC Corp.	40,850	927,057

		1,127,162

Turkey — 0.5%
Turkiye Garanti Bankasi A/S	138,869	806,401

United Kingdom — 13.7%
Admiral Group PLC	18,565	485,866
Aggreko PLC	19,749	487,070
AMEC PLC	38,350	594,004
Amlin PLC	56,361	355,300
Autonomy Corp. PLC*	51,422	1,464,515
Barclays PLC	200,419	943,252
BHP Billiton PLC	21,129	672,126
Cairn Energy PLC*	97,225	692,784
Centrica PLC	100,531	510,883
Compass Group PLC	174,505	1,454,254
HSBC Holdings PLC	142,766	1,446,544
Johnson Matthey PLC	19,227	532,187
Kingfisher PLC	73,728	271,248
Lloyds Banking Group PLC*	759,835	884,712
NEXT PLC	23,020	801,350
Petrofac Ltd.	34,324	740,313
Reckitt Benckiser Group PLC	26,709	1,468,915
Rolls-Royce Group PLC*	202,805	1,922,662
Standard Chartered PLC	75,581	2,168,006
Tesco PLC	222,708	1,483,367
Tullow Oil PLC	108,411	2,169,651
Vedanta Resources PLC	16,766	570,209
Vodafone Group PLC	272,860	673,384

		22,792,602

TOTAL COMMON STOCKS (cost $128,617,867)		159,369,275

RIGHTS(l)*
France
Cie Generale des Etablissements Michelin, expiring 10/13/10 (cost $0)	13,616	38,015

TOTAL LONG-TERM INVESTMENTS (cost $128,617,867)		159,407,290

SHORT-TERM INVESTMENT — 4.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $7,978,364; includes $4,288,508 of cash collateral for securities on loan)(b)(w)	7,978,364	7,978,364

TOTAL INVESTMENTS — 100.9% (cost $136,596,231)		167,385,654

LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.9)%		(1,424,052)

NET ASSETS — 100.0%		$165,961,602

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
NYSE	New York Stock Exchange
TSX	Toronto Stock Exchange
CHF	Swiss Franc
JPY	Japanese Yen
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,198,376; cash collateral of $4,288,508 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.
(x)	Liabilities in excess of other assets includes net unrealized depreciation on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2010:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation (1)
Japanese Yen,
Expiring 12/16/10	Bank of New York Mellon	JPY	135,309	$1,608,569	$1,622,261	$(13,692)
Swiss Franc,
Expiring 12/15/10	Northern Trust Chicago	CHF	675	657,863	687,449	(29,586)
Expiring 12/15/10	Northern Trust Chicago	CHF	445	441,560	453,206	(11,646)

				$2,707,992	$2,762,916	$(54,924)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of September 30, 2010
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$1,032,174	$—	$—
Belgium	1,993,166	—	—
Bermuda	1,640,001	—	—
Brazil	10,145,301	—	—
Canada	5,338,173	—	—
Cayman Islands	1,758,256	—	—
Chile	1,312,421	—	—
China	6,460,515	—	—
Denmark	4,284,001	—	—
Finland	1,009,062	—	—
France	13,641,929	—	—
Germany	15,262,063	—	—
Hong Kong	7,810,381	—	—
India	4,212,845	—	—
Indonesia	1,238,941	—	—
Israel	2,940,232	—	—
Italy	1,307,629	—	—
Japan	20,162,901	—	—
Luxembourg	1,391,275	—	—
Malaysia	641,532	—	—
Mexico	1,543,000	—	—
Netherlands	414,933	—	—
Norway	1,059,854	—	—
Singapore	2,370,093	—	—
South Africa	4,734,860	—	—
South Korea	1,487,532	—	—
Spain	8,731,188	—	—
Sweden	1,784,819	—	—
Switzerland	8,934,033	—	—
Taiwan	1,127,162	—	—
Turkey	806,401	—	—
United Kingdom	22,792,602	—	—
Rights - France	38,015	—	—
Affiliated Money Market Mutual Fund	7,978,364	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(54,924)	—

Total	$167,385,654	$(54,924)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/09 was $134,184,988. $76,711,330 was transferred out of Level 2 into Level 1 at 9/30/10 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2010 were as follows:

Banks	14.7%
Oil, Gas & Consumable Fuels	9.2
Retail & Merchandising	7.4
Real Estate Operation & Development	5.0
Affiliated Money Market Mutual Fund (2.6% represents investments purchased with collateral from securities on loan)	4.8
Automobile Manufacturers	4.5
Foods	4.4
Metals & Mining	3.9
Distribution/Wholesale	3.8
Telecommunications	3.8
Internet Software & Services	3.4
Machinery	3.4
Pharmaceuticals	3.3
Electronic Components	2.9
Computer Services & Software	2.7
Chemicals	2.4
Office Equipment	2.1
Insurance	1.9
Beverages	1.5
Diversified Manufacturing	1.5
Consumer Products & Services	1.5
Transportation	1.3
Aerospace & Defense	1.2
Hotels, Restaurants & Leisure	1.0
Healthcare Products	1.0
Auto Parts & Equipment	0.9
Advertising	0.9
Apparel & Textile	0.8
Building Materials	0.8
Biotechnology	0.8
Diversified Operations	0.7
Household Durables	0.6
Commercial Services	0.6
Financial Services	0.4
Airlines	0.4
Media	0.3
Semiconductors	0.3
Electronic Components & Equipment	0.3
Food	0.2
Construction & Engineering	0.2
Energy	0.1

100.9
Liabilities in excess of other assets	(0.9)

100.0%

SP International Value Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Australia — 5.0%
AWB Ltd.*	206,038	$294,735
BHP Billiton Ltd.	48,342	1,818,064
Caltex Australia Ltd.	59,500	689,540
Challenger Financial Services Group Ltd.	190,900	780,494
Downer EDI Ltd.	109,200	519,291
Emeco Holdings Ltd.	753,600	626,416
Goodman Fielder Ltd.	339,700	428,479
Metcash Ltd.	158,556	669,711
National Australia Bank Ltd.	50,000	1,224,616
OneSteel Ltd.	306,900	869,136
Pacific Brands Ltd.*	502,100	543,540
Tabcorp Holdings Ltd.	142,800	966,161
Telstra Corp. Ltd.	288,500	730,585

		10,160,768

Austria — 0.2%
OMV AG	1,200	44,922
Voestalpine AG	12,200	449,388

		494,310

Belgium — 0.8%
AGFA-Gevaert NV*	84,400	622,466
Delhaize Group	10,700	776,018
Dexia NV/SA*	25,980	114,469

		1,512,953

Brazil — 2.5%
BM&FBOVESPA SA	186,250	1,558,688
Embraer-Empresa Brasileira de Aeronautica SA, ADR	30,840	875,548
Natura Cosmeticos SA	50,600	1,366,977
Petroleo Brasileiro SA, ADR	32,090	1,163,904

		4,965,117

Canada — 1.9%
Canadian National Railway Co.	27,360	1,749,721
Canadian Natural Resources Ltd.	36,878	1,275,623
Potash Corp. of Saskatchewan, Inc.	5,860	844,074

		3,869,418

China — 2.7%
China Life Insurance Co. Ltd. (Class H Stock)	203,000	801,916
China Merchants Bank Co. Ltd. (Class H Stock)	625,258	1,611,729
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,454,520	1,828,509
Sinopharm Group Co. (Class H Stock)	292,398	1,207,828

		5,449,982

Denmark — 2.0%
Danske Bank A/S	13,800	332,959
H. Lundbeck A/S	25,300	446,827
Novo Nordisk A/S (Class B Stock)	24,023	2,383,932
Vestas Wind Systems A/S*	20,164	759,820

		3,923,538

Finland — 0.5%
Nokia Oyj	49,100	493,316
Tieto Oyj	21,500	427,925

		921,241

France — 9.7%
Air Liquide SA	11,784	1,437,618
AXA SA	25,100	438,841
BNP Paribas	42,280	3,006,990
Casino Guichard Perrachon SA	10,200	933,871
Ciments Francais SA	4,200	374,344
Credit Agricole SA	54,400	850,255
France Telecom SA	20,300	438,633
Lafarge SA	25,498	1,459,929
Lagardere SCA	12,800	500,019
LVMH Moet Hennessy Louis Vuitton SA	17,155	2,516,397
Publicis Groupe SA	16,400	778,930
Rallye SA	12,800	473,757
Safran SA	8,100	227,693
Sanofi-Aventis SA	28,100	1,872,274
SCOR SE	19,100	456,448
Societe Generale	6,000	345,584
Thales SA	9,300	339,904
Total SA	37,400	1,927,512
Vivendi SA	46,600	1,273,727

		19,652,726

Germany — 8.0%
Allianz SE	9,800	1,107,533
BASF SE	12,500	788,215
Deutsche Bank AG	36,830	2,015,623
E.ON AG	39,700	1,170,640
Fresenius Medical Care AG & Co. KGaA	28,730	1,774,426
Hannover Rueckversicherung AG	9,300	427,764
MTU Aero Engines Holding AG	7,300	417,227
Muenchener Rueckversicherungs-Gesellschaft AG	5,500	761,785
Rheinmetall AG	10,700	707,460
RWE AG	15,100	1,019,992
SAP AG	47,492	2,349,221
Suedzucker AG	12,900	288,498
ThyssenKrupp AG	13,800	450,004
Volkswagen AG (PRFC Shares)	20,496	2,473,636
Vossloh AG	3,200	340,660

		16,092,684

Guernsey — 0.4%
Amdocs Ltd.*	29,060	832,860

Hong Kong — 3.3%
Chaoda Modern Agriculture Holdings Ltd.	567,462	470,273
CNOOC Ltd.	1,174,195	2,276,097
First Pacific Co. Ltd.	986,400	896,282
Hong Kong Exchanges and Clearing Ltd.	112,977	2,224,929
Industrial & Commercial Bank of China Asia Ltd.	64,000	235,086
Kingboard Chemical Holdings Ltd.	120,000	607,822

Solomon Systech International Ltd.	525,000	33,156

		6,743,645

Ireland — 0.7%
Beazley PLC	207,230	376,320
Covidien PLC	25,550	1,026,854
Irish Life & Permanent Group Holdings PLC*	45,500	86,219

		1,489,393

Israel — 1.8%
Bank Hapoalim BM*	134,400	615,102
Elbit Systems Ltd.	6,700	357,036
Teva Pharmaceutical Industries Ltd., ADR	49,609	2,616,875

		3,589,013

Italy — 2.5%
Banco Popolare Scarl	23,700	141,837
Enel SpA	258,300	1,376,821
ENI SpA	50,600	1,091,962
Finmeccanica SpA	48,400	575,028
Fondiaria-SAI SpA	17,000	171,729
Intesa Sanpaolo SpA	330,482	1,073,388
Telecom Italia SpA	485,300	678,126

		5,108,891

Japan — 15.7%
Aoyama Trading Co. Ltd.	30,100	486,042
Astellas Pharma, Inc.	11,500	415,339
Canon, Inc.	33,770	1,575,637
Circle K Sunkus Co. Ltd.	31,000	414,423
COMSYS Holdings Corp.	50,500	462,776
Dai-ichi Life Insurance Co. Ltd. (The)	724	874,212
Fanuc Ltd.	9,512	1,211,219
Fukuoka Financial Group, Inc.	180,000	720,173
Fuyo General Lease Co. Ltd.	21,500	537,500
Hitachi Capital Corp.	31,300	426,682
Itochu Techno-Solutions Corp.	12,200	398,385
JX Holdings, Inc.	86,000	498,610
KDDI Corp.	150	717,837
Keihin Corp.	32,500	668,843
Keiyo Bank Ltd. (The)	121,000	600,072
Komatsu Ltd.	89,513	2,078,057
Konami Corp.	23,000	406,109
Kurabo Industries Ltd.	108,000	170,771
Kyoei Steel Ltd.	14,600	193,955
Kyorin Holdings, Inc.	25,000	388,416
Kyowa Exeo Corp.	58,800	528,975
Marubeni Corp.	205,300	1,160,776
Miraca Holdings, Inc.	12,300	435,392
Mitsubishi Corp.	12,900	306,120
Mitsubishi UFJ Financial Group, Inc.	344,290	1,604,322
Mitsui & Co. Ltd.	19,800	294,581
Mizuho Financial Group, Inc.	507,200	741,236
Namco Bandai Holdings, Inc.	42,400	393,119
Nichirei Corp.	134,000	568,232
Nippon Shokubai Co. Ltd.	61,000	530,498
Nippon Telegraph & Telephone Corp.	19,900	868,897
Nissan Shatai Co. Ltd.	56,000	405,175
NTT DoCoMo, Inc.	500	832,535
Sankyo Co. Ltd.	10,300	545,352
Sankyu, Inc.	134,000	524,892
Sanwa Holdings Corp.	89,000	263,333
Seino Holdings Co. Ltd.	60,000	362,961
Shimachu Co. Ltd.	22,500	432,858
Shizuoka Gas Co. Ltd.	77,000	449,197
Sumitomo Corp.	92,200	1,188,395
Sumitomo Mitsui Financial Group, Inc.	30,100	876,895
Sumitomo Trust & Banking Co. Ltd. (The)	43,000	215,309
Takeda Pharmaceutical Co. Ltd.	30,500	1,401,144
Tokyo Steel Manufacturing Co. Ltd.	23,000	271,382
Toppan Forms Co. Ltd.	50,100	465,712
Toyota Motor Corp.	52,780	1,895,477
Toyota Tsusho Corp.	1,800	26,521
Tsuruha Holdings, Inc.	10,000	421,059
Yokohama Rubber Co. Ltd. (The)	82,700	415,085

		31,670,488

Luxembourg — 0.5%
ArcelorMittal	28,600	941,975

Mexico — 1.5%
America Movil SAB de CV (Class L Stock), ADR	26,693	1,423,538
Wal-Mart de Mexico SAB de CV (Class V Stock)	655,060	1,647,832

		3,071,370

Netherlands — 3.5%
Brit Insurance Holdings NV	25,400	408,982
CSM NV	19,501	573,035
ING Groep NV, CVA*	164,200	1,703,468
Koninklijke Ahold NV	41,900	564,805
Koninklijke DSM NV	11,200	573,788
Koninklijke KPN NV	33,800	522,754
Koninklijke Philips Electronics NV	20,450	642,739
Nutreco NV	7,000	511,969
Schlumberger Ltd.	23,800	1,466,318

		6,967,858

New Zealand — 0.3%
Air New Zealand Ltd.	580,000	540,445

Norway — 0.5%
DnB NOR ASA	44,800	609,785
Statoil ASA	21,037	438,901

		1,048,686

Singapore — 0.2%
M1 Ltd.	293,000	487,925

South Korea — 0.7%
Hyundai Motor Co.	10,138	1,360,328

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	69,800	942,510
Banco Espanol de Credito SA	40,600	409,742
Banco Santander SA	154,600	1,963,640
Repsol YPF SA	38,000	978,829
Telefonica SA	94,610	2,342,872

		6,637,593

Sweden — 2.2%
Boliden AB	64,600	978,534
Electrolux AB (Class B Stock)	26,800	660,025

Hennes & Mauritz AB (Class B Stock)	57,674	2,088,649
Meda AB	2,400	19,156
NCC AB (Class B Stock)	11,400	233,062
Svenska Cellulosa AB SCA (Class B Stock)	27,500	418,190

		4,397,616

Switzerland — 6.6%
Baloise Holding AG	8,500	766,397
Clariant AG*	30,800	450,411
Credit Suisse Group AG	23,900	1,021,524
Georg Fischer AG*	1,400	559,915
Julius Baer Group Ltd.	26,232	954,886
Logitech International SA*	45,570	793,933
Nestle SA	35,100	1,869,928
Novartis AG	74,452	4,269,445
Swiss Reinsurance Co. Ltd.	15,300	670,917
Swisscom AG	930	375,066
Verwaltungs-und Privat-Bank AG	2,900	292,169
Zurich Financial Services AG	5,500	1,289,014

		13,313,605

Turkey — 0.5%
Turkiye Garanti Bankasi A/S	179,100	1,040,019

United Kingdom — 19.6%
ARM Holdings PLC	143,700	885,343
AstraZeneca PLC	37,100	1,884,490
Aviva PLC	72,600	454,933
BAE Systems PLC	179,700	966,278
Barclays PLC	125,400	590,183
BG Group PLC	71,650	1,258,923
BP PLC	206,600	1,388,411
British American Tobacco PLC	52,512	1,958,744
British Sky Broadcasting Group PLC	82,445	913,710
BT Group PLC	288,600	634,704
Cairn Energy PLC*	92,600	659,828
Carnival PLC	51,855	2,038,098
Centrica PLC	72,100	366,401
Dairy Crest Group PLC	40,400	235,325
Davis Service Group PLC	74,900	472,405
Drax Group PLC	106,300	640,058
DS Smith PLC	260,700	611,841
GlaxoSmithKline PLC	83,600	1,647,494
Home Retail Group PLC	149,600	484,112
IMI PLC	23,400	282,125
Kingfisher PLC	394,130	1,450,018
Legal & General Group PLC	425,200	691,322
Logica PLC	308,700	614,898
Marston’s PLC	104,410	151,880
Meggitt PLC	55,339	257,492
NEXT PLC	16,100	560,457
Northern Foods PLC	162,900	120,272
Old Mutual PLC	354,100	772,080
Pearson PLC	62,251	963,718
Reckitt Benckiser Group PLC	33,286	1,830,631
Rexam PLC	31,268	150,795
Royal Dutch Shell PLC (Class B Stock)	105,500	3,077,594
RSA Insurance Group PLC	195,300	400,982
SABMiller PLC	46,340	1,481,747
Smith & Nephew PLC	86,450	788,341
Standard Chartered PLC	80,197	2,300,414
Tate & Lyle PLC	67,800	497,173
Tesco PLC	328,421	2,187,478
Thomas Cook Group PLC	150,100	405,089
TT Electronics PLC*	116,000	259,669
Tullett Prebon PLC	119,900	748,504
Vodafone Group PLC	549,400	1,355,851

		39,439,811

United States — 0.8%
Southern Copper Corp.	26,350	925,412
Thomson Reuters Corp.	18,400	691,721

		1,617,133

TOTAL LONG-TERM INVESTMENTS (cost $180,789,004)		197,341,391

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $852,986)(w)	852,986	852,986

TOTAL INVESTMENTS — 98.3% (cost $181,641,990)		198,194,377

OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.7%		3,521,993

NET ASSETS — 100.0%		$201,716,370

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
PRFC	Preference Shares
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolio 2 – Prudential Core Taxable Money Market Fund.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (1)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	2,258	$3,481,538	$3,546,270	$64,732

Euro,
Expiring 01/25/11	State Street Bank	EUR	3,943	5,362,151	5,369,744	7,593

				$8,843,689	$8,916,014	$72,325

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation (1)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	1,056	$1,525,149	$1,658,736	$(133,587)
Expiring 11/18/10	Morgan Stanley	GBP	1,202	1,747,366	1,887,534	(140,168)
Euro,
Expiring 01/25/11	State Street Bank	EUR	3,943	5,070,489	5,369,743	(299,254)
Mexican Peso,
Expiring 11/30/10	State Street Bank	MXN	33,800	2,550,635	2,667,361	(116,726)

				$10,893,639	$11,583,374	$(689,735)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of September 30, 2010.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2010 were as follows:

Banks	13.8%
Pharmaceuticals	9.3
Oil & Gas	8.9
Telecommunications	6.3
Insurance	6.1
Food	5.9
Retail	4.1
Diversified Financial Services	3.7
Automobile Manufacturers	3.0
Chemicals	2.6
Media	2.2
Holding Companies - Diversified	2.0
Aerospace/Defense	2.0
Electric	1.8
Iron/Steel	1.5
Distribution/Wholesale	1.5
Transportation	1.4
Agriculture	1.3
Leisure Time	1.2
Household Products/ Wares	1.2
Software/Services	1.2
Computers	1.1
Building Materials	1.0
Machinery - Construction & Mining	1.0
Machinery & Equipment	1.0
Mining	1.0
Diversified Minerals	0.9
Healthcare Products	0.9
Healthcare—Services	0.9
Auto Parts & Equipment	0.8
Office Equipment	0.8
Entertainment	0.8
Engineering/Construction	0.8
Commercial Services	0.7
Cosmetics & Toiletries	0.7
Electronics	0.6
Forest & Paper Products	0.5
Semiconductors	0.4
Miscellaneous Manufacturing	0.4
Affiliated Money Market Mutual Fund	0.4
Gas	0.4
Advertising	0.4

Equipment & Instruments	0.4
Home Furnishings	0.3
Airlines	0.3
Software	0.2
Toys	0.2
Engineering & Construction	0.1
Textiles	0.1
Beverages	0.1
Containers & Packaging	0.1

98.3
Other assets in excess of liabilities	1.7

100.0%

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$10,160,768	$—	$—
Austria	494,310	—	—
Belgium	1,512,953	—	—
Brazil	4,965,117	—	—
Canada	3,869,418	—	—
China	5,449,982	—	—
Denmark	3,923,538	—	—
Finland	921,241	—	—
France	19,652,726	—	—
Germany	16,092,684	—	—
Guernsey	832,860	—	—
Hong Kong	6,743,645	—	—
Ireland	1,489,393	—	—
Israel	3,589,013	—	—
Italy	5,108,891	—	—
Japan	31,670,488	—	—
Luxembourg	941,975	—	—
Mexico	3,071,370	—	—
Netherlands	6,967,858	—	—
New Zealand	540,445	—	—
Norway	1,048,686	—	—
Singapore	487,925	—	—
South Korea	1,360,328	—	—
Spain	6,637,593	—	—
Sweden	4,397,616	—	—
Switzerland	13,313,605	—	—
Turkey	1,040,019	—	—
United Kingdom	39,439,811	—	—
United States	1,617,133	—	—
Affiliated Money Market Mutual Fund	852,986	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(617,410)	—

Total	$198,194,377	$(617,410)	$—

Fair Value of Level 2 investments at 12/31/09 was $176,510,264. $162,046,886 was transferred out of Level 2 into Level 1 at 9/30/10 as a result of no longer using third-party vendor modeling tools to reflect the lack of any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 1.5%
ITT Corp.	70,257	$3,290,135

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	22,761	1,591,449
Expeditors International of Washington, Inc.	51,676	2,388,982

		3,980,431

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc.(a)	10,438	671,790
BioMarin Pharmaceutical, Inc.(a)	39,256	877,372
United Therapeutics Corp.(a)	34,354	1,924,167
Vertex Pharmaceuticals, Inc.(a)	47,814	1,652,930

		5,126,259

Capital Markets — 2.9%
Eaton Vance Corp.	117,191	3,403,227
TD Ameritrade Holding Corp.(a)(b)	183,964	2,971,019

		6,374,246

Chemicals — 2.4%
Ecolab, Inc.	82,740	4,198,228
FMC Corp.	16,358	1,119,051

		5,317,279

Commercial Services & Supplies — 3.6%
Copart, Inc.(a)	60,331	1,989,113
Iron Mountain, Inc.	192,189	4,293,502
Stericycle, Inc.(a)(b)	26,717	1,856,297

		8,138,912

Communications Equipment — 2.1%
Juniper Networks, Inc.(a)	100,175	3,040,311
Riverbed Technology, Inc.(a)(b)	34,453	1,570,368

		4,610,679

Computers & Peripherals — 1.7%
NetApp, Inc.(a)	76,379	3,802,910

Diversified Consumer Services — 1.0%
Apollo Group, Inc. (Class A Stock)(a)	44,942	2,307,772

Electrical Equipment — 3.3%
AMETEK, Inc.	78,676	3,758,352
Roper Industries, Inc.	54,164	3,530,409

		7,288,761

Electronic Equipment & Instruments — 2.9%
Amphenol Corp. (Class A Stock)	53,031	2,597,458
Anixter International, Inc.(a)	31,234	1,686,324
FLIR Systems, Inc.(a)(b)	82,062	2,108,993

		6,392,775

Energy Equipment & Services — 1.8%
Cameron International Corp.(a)	71,304	3,063,220
Core Laboratories NV(b)	10,637	936,481

		3,999,701

Food Products — 4.7%
Bunge Ltd.(b)	34,838	2,061,016
ConAgra Foods, Inc.	117,005	2,567,090
J.M. Smucker Co. (The)	27,284	1,651,500
Mead Johnson Nutrition Co.	31,991	1,820,608
Ralcorp Holdings, Inc.(a)	42,166	2,465,868

		10,566,082

Healthcare Equipment & Supplies — 2.0%
C.R. Bard, Inc.	34,108	2,777,414
IDEXX Laboratories, Inc.(a)(b)	25,806	1,592,746

		4,370,160

Healthcare Providers & Services — 9.1%
Community Health Systems, Inc.(a)(b)	61,548	1,906,142
DaVita, Inc.(a)	79,934	5,517,844
Express Scripts, Inc.(a)	55,118	2,684,247

Henry Schein, Inc.(a)	54,483	3,191,614
Laboratory Corp. of America Holdings(a)(b)	38,328	3,006,065
Patterson Cos., Inc.	40,097	1,148,779
Universal Health Services, Inc. (Class B Stock)	69,795	2,712,234

		20,166,925

Hotels, Restaurants & Leisure — 4.9%
Darden Restaurants, Inc.	67,063	2,868,955
Tim Hortons, Inc.	96,675	3,519,937
Yum! Brands, Inc.	96,091	4,425,951

		10,814,843

Household Products — 1.7%
Church & Dwight Co., Inc.	60,095	3,902,569

Insurance — 1.2%
W.R. Berkley Corp.	102,987	2,787,858

Internet Software & Services — 2.9%
Akamai Technologies, Inc.(a)(b)	33,481	1,680,077
VeriSign, Inc.(a)	151,867	4,820,259

		6,500,336

IT Services — 2.1%
Alliance Data Systems Corp.(a)(b)	38,029	2,481,772
Amdocs Ltd.(a)	78,460	2,248,664

		4,730,436

Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.(a)	64,043	3,066,379
Waters Corp.(a)	22,765	1,611,307

		4,677,686

Machinery — 2.6%
Danaher Corp.	79,740	3,238,241
IDEX Corp.	73,092	2,595,497

		5,833,738

Metals & Mining — 2.2%
Agnico-Eagle Mines Ltd.	37,934	2,694,452
Silver Wheaton Corp.(a)	79,832	2,127,523

		4,821,975

Multiline Retail — 1.5%
Dollar Tree, Inc.(a)	67,643	3,298,273

Oil, Gas & Consumable Fuels — 3.6%
Newfield Exploration Co.(a)	34,258	1,967,780
Range Resources Corp.	19,995	762,409
Southwestern Energy Co.(a)	120,668	4,035,138
Ultra Petroleum Corp.(a)	27,679	1,161,964

		7,927,291

Pharmaceuticals — 1.0%
Perrigo Co.(b)	33,126	2,127,352

Professional Services — 1.3%
Robert Half International, Inc.	107,825	2,803,450

Real Estate Investment Trusts — 2.3%
Annaly Capital Management, Inc.(b)	295,457	5,200,043

Semiconductors & Semiconductor Equipment — 5.8%
Altera Corp.	105,971	3,196,085
Broadcom Corp. (Class A Stock)	102,961	3,643,790
Marvell Technology Group Ltd.(a)	124,425	2,178,682
Maxim Integrated Products, Inc.	82,630	1,529,481
Xilinx, Inc.(b)	92,088	2,450,462

		12,998,500

Software — 3.9%
Adobe Systems, Inc.(a)(b)	42,507	1,111,558
Check Point Software Technologies(a)(b)	93,733	3,461,560
Chinacache International Holdings Ltd. (China), ADR(a)	1,400	19,460
Nuance Communications, Inc.(a)(b)	119,707	1,872,217

Red Hat, Inc.(a)	52,143	2,137,863

		8,602,658

Specialty Retail — 7.1%
Bed Bath & Beyond, Inc.(a)	62,684	2,721,112
GameStop Corp. (Class A Stock)(a)(b)	108,622	2,140,940
Guess?, Inc.	65,464	2,659,802
Ross Stores, Inc.	52,063	2,843,681
TJX Cos., Inc.	89,223	3,982,023
Urban Outfitters, Inc.(a)(b)	45,555	1,432,249

		15,779,807

Textiles, Apparel & Luxury Goods — 1.3%
Phillips-Van Heusen Corp.	47,718	2,870,715

Trading Companies & Distributors — 0.6%
Fastenal Co.(b)	24,315	1,293,315

Wireless Telecommunication Services — 6.7%
American Tower Corp. (Class A Stock)(a)	98,803	5,064,642
Crown Castle International Corp.(a)	117,675	5,195,351
NII Holdings, Inc.(a)	115,159	4,733,035

		14,993,028

TOTAL LONG-TERM INVESTMENTS (cost $177,721,271)		217,696,900

SHORT-TERM INVESTMENT — 16.2%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $36,027,090; includes $33,270,077 of cash collateral received for securities on loan)(c)(d)	36,027,090	36,027,090

TOTAL INVESTMENTS — 114.1% (cost $213,748,361)		253,723,990

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.1)%		(31,287,937)

NET ASSETS — 100.0%		$222,436,053

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,956,831; cash collateral of $33,270,077 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$217,696,900	$—	$—
Affiliated Money Market Mutual Fund	36,027,090	—	—

Total	$253,723,990	$—	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 1.4%
AAR Corp.*	32,581	$607,961
Alliant Techsystems, Inc.*	7,070	533,078
Kaman Corp.	26,480	694,041
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(a)	36,270	722,861
TransDigm Group, Inc.	5,358	332,464

		2,890,405

Airlines — 1.1%
AirTran Holdings, Inc.*(a)	232,335	1,707,662
JetBlue Airways Corp.*(a)	85,582	572,544

		2,280,206

Auto Components — 1.3%
Cooper Tire & Rubber Co.	69,020	1,354,863
Superior Industries International, Inc.	31,090	537,235
TRW Automotive Holdings Corp.*	20,970	871,513

		2,763,611

Automotive Parts — 0.2%
Tenneco, Inc.*(a)	16,220	469,893

Banks — 1.3%
Bridge Capital Holdings*(a)	8,398	73,483
Dime Community Bancshares	16,588	229,744
East West Bancorp, Inc.	33,201	540,512
Hancock Holding Co.	20,469	615,503
Lakeland Financial Corp.	11,873	221,550
Pinnacle Financial Partners, Inc.*(a)	28,915	265,729
Sierra Bancorp(a)	6,606	81,584
Trico Bancshares	15,230	234,085
UMB Financial Corp.	11,526	409,288

		2,671,478

Building Materials — 0.6%
Comfort Systems USA, Inc.	80,803	867,016
Universal Forest Products, Inc.	14,471	423,277

		1,290,293

Building Products — 0.5%
Gibraltar Industries, Inc.*	72,010	646,650
Simpson Manufacturing Co., Inc.	15,860	408,871

		1,055,521

Capital Markets — 3.2%
Affiliated Managers Group, Inc.*	14,030	1,094,480
Artio Global Investors, Inc.	94,820	1,450,746
Cohen & Steers, Inc.(a)	6,184	134,193
Duff & Phelps Corp. (Class A Stock)	36,590	492,867
HFF, Inc. (Class A Stock)*(a)	105,050	974,864
MF Global Holdings Ltd.*	46,358	333,778
Raymond James Financial, Inc.	29,440	745,715
Stifel Financial Corp.*(a)	22,569	1,044,719
Teton Advisors, Inc. (Class A Stock)*	313	2,645
Waddell & Reed Financial, Inc. (Class A Stock)	17,750	485,640

		6,759,647

Chemicals — 2.9%
Ferro Corp.*	106,950	1,378,585
Fuller (H.B.) Co.	42,407	842,627
Koppers Holdings, Inc.	22,810	612,905
Minerals Technologies, Inc.	20,406	1,202,322
PolyOne Corp.*	141,914	1,715,740
Solutia, Inc.*	14,630	234,373

		5,986,552

Clothing & Apparel — 0.6%
G-III Apparel Group Ltd.*	19,765	620,226
Iconix Brand Group, Inc.*(a)	40,580	710,150

		1,330,376

Commercial Banks — 7.0%
Bancorp, Inc. (The)*	189,249	1,266,076
CoBiz Financial, Inc.	26,293	146,189
Cullen / Frost Bankers, Inc.	15,610	840,911
CVB Financial Corp.(a)	55,822	419,223
First Midwest Bancorp, Inc.	43,551	502,143
First Security Group, Inc.	162,954	182,508
FirstMerit Corp.	89,684	1,643,011
FNB Corp.	39,384	337,127
Heritage Financial Corp.*(a)	10,313	144,382
IBERIABANK Corp.	33,245	1,661,585
PrivateBancorp, Inc.	24,610	280,308
Sandy Spring Bancorp, Inc.	12,937	200,524
Signature Bank*(a)	75,842	2,945,703
Simmons First National Corp. (Class A Stock)	7,922	223,955
SVB Financial Group*	28,600	1,210,352
Tompkins Financial Corp.(a)	8,579	340,243
Umpqua Holdings Corp.	66,210	750,821
Webster Financial Corp.	28,530	500,987
Wintrust Financial Corp.(a)	33,350	1,080,874

		14,676,922

Commercial Services — 0.8%
Convergys Corp.*	42,255	441,565
Monro Muffler Brake, Inc.	10,190	469,861
On Assignment, Inc.*	35,786	187,876
Team Health Holdings, Inc.*(a)	37,949	489,922

		1,589,224

Commercial Services & Supplies — 0.7%
EnergySolutions, Inc.	78,398	394,342
PHH Corp.*	22,290	469,427
United Stationers, Inc.*	12,310	658,708

		1,522,477

Communication Equipment — 1.3%
Bel Fuse, Inc. (Class B Stock)	11,170	232,560
Black Box Corp.	17,050	546,623
Digi International, Inc.*	47,280	448,687
Plantronics, Inc.	46,009	1,554,184

		2,782,054

Computer Hardware — 0.6%
Electronics for Imaging, Inc.*	68,740	833,129
MTS Systems Corp.	16,551	513,081

		1,346,210

Computer Services & Software — 1.2%
Avid Technology, Inc.*	40,722	533,865
CommVault Systems, Inc.*	8,307	216,231
Mentor Graphics Corp.*	67,672	715,293
Monotype Imaging Holdings, Inc.*	27,842	254,754
NetScout Systems, Inc.*	16,807	344,712
Parametric Technology Corp.*	18,724	365,867

		2,430,722

Computers & Peripherals — 0.1%
Rimage Corp.*	17,490	287,536

Construction & Engineering — 1.3%
EMCOR Group, Inc.*(a)	35,543	874,002
Granite Construction, Inc.	6,030	137,122
Meritage Homes Corp.*	27,049	530,702
Michael Baker Corp.*	7,250	238,960
Ryland Group, Inc.	8,074	144,686
Tutor Perini Corp.*	43,580	875,522

		2,800,994

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	14,368	398,712

Consumer Products & Services — 0.1%
Elizabeth Arden, Inc.*	14,213	284,118

Containers & Packaging — 0.3%
AptarGroup, Inc.	13,850	632,529

Distribution/Wholesale — 0.5%
Watsco, Inc.	18,844	1,049,234

Diversified Consumer Services — 0.7%
Sotheby’s(a)	13,080	481,606
Steiner Leisure Ltd. (Bahamas)*	24,240	923,544

		1,405,150

Diversified Financial Services — 0.4%
Boston Private Financial Holdings, Inc.(a)	32,438	212,144
E*Trade Financial Corp.*	11,478	166,890
KBW, Inc.	13,521	346,138

		725,172

Electric Utilities — 2.1%
Cleco Corp.	48,499	1,436,540
Great Plains Energy, Inc.	9,432	178,265
MGE Energy, Inc.	22,208	879,215
MYR Group, Inc.*	14,110	231,263
NorthWestern Corp.	7,355	209,618
Portland General Electric Co.	31,715	643,180
UniSource Energy Corp.	26,156	874,395

		4,452,476

Electrical Equipment — 1.5%
EnerSys*	30,777	768,502
GrafTech International Ltd.*(a)	27,440	428,887
Regal-Beloit Corp.	33,900	1,989,591

		3,186,980

Electronic Components & Equipment — 1.0%
AVX Corp.	35,160	485,911
Empire District Electric Co. (The)	6,059	122,089
Park Electrochemical Corp.	27,410	721,979
Watts Water Technologies, Inc. (Class A Stock)	21,092	718,183

		2,048,162

Electronic Equipment & Instruments — 0.2%
Littelfuse, Inc.*	9,097	397,539

Electronics — 0.2%
Checkpoint Systems, Inc.*	24,754	503,744

Energy Equipment & Services — 2.8%
Atlas Energy, Inc.*	38,760	1,110,086
Gulf Island Fabrication, Inc.	29,490	536,718
ION Geophysical Corp.*	68,650	352,861
Key Energy Services, Inc.*(a)	83,482	793,914
Matrix Service Co.*	88,620	775,425
Natural Gas Services Group, Inc.*	30,920	456,688
Northwest Natural Gas Co.	12,480	592,176
T-3 Energy Services, Inc.*	23,027	602,156
Tidewater, Inc.(a)	11,270	505,009

		5,725,033

Entertainment & Leisure — 0.9%
Gaylord Entertainment Co.*(a)	26,603	811,392
Polaris Industries, Inc.	5,688	370,289
WMS Industries, Inc.*(a)	15,378	585,440

		1,767,121

Environmental Services — 0.3%
Waste Connections, Inc.*	16,509	654,747

Exchange Traded Funds — 1.0%
iShares Nasdaq Biotechnology Index Fund(a)	13,060	1,125,772
iShares Russell 2000 Value Index Fund(a)	15,590	965,021

		2,090,793

Financial - Bank & Trust — 2.9%
Bank of the Ozarks, Inc.	20,164	747,883
Capital City Bank Group, Inc.(a)	3,789	45,999
First Financial Bankshares, Inc.	18,252	857,662
Glacier Bancorp, Inc.	68,389	998,479
NewAlliance Bancshares, Inc.	28,705	362,257
Northwest Bancshares, Inc.	33,127	370,691
PacWest Bancorp(a)	7,952	151,565
Prosperity Bancshares, Inc.	25,243	819,640
Retail Opportunity Investments Corp.	50,147	479,907
SCBT Financial Corp.	15,399	480,295
Southcoast Financial Corp.*	12,646	51,090
Summit State Bank	8,712	58,806
Texas Capital Bancshares, Inc.*(a)	21,975	379,508
United Community Banks, Inc.*	16,339	36,599
WSFS Financial Corp.	6,249	234,400

		6,074,781

Financial Services — 2.6%
Apollo Investment Corp.	42,763	437,465
Ares Capital Corp.	18,447	288,695
Berkshire Hills Bancorp, Inc.	2,965	56,216
BGC Partners, Inc. (Class A Stock)	29,243	174,581
Brookline Bancorp, Inc.	42,360	422,753
Cypress Sharpridge Investments, Inc.	70,327	938,865

First of Long Island Corp. (The)	6,767	169,040
Home BancShares, Inc.	15,797	320,995
Knight Capital Group, Inc. (Class A Stock)*(a)	33,294	412,513
MB Financial, Inc.	32,990	535,098
Ocwen Financial Corp.*	33,684	341,556
PennantPark Investment Corp.	34,537	366,438
Piper Jaffray Cos.*	12,613	367,417
RSC Holdings, Inc.*	73,622	549,220

		5,380,852

Food & Beverage — 0.2%
DineEquity, Inc.*(a)	8,692	390,966

Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.	22,775	950,856
Pantry, Inc. (The)*	49,484	1,193,059
Weis Markets, Inc.	14,380	562,690

		2,706,605

Foods — 0.8%
Hain Celestial Group, Inc. (The)*(a)	26,107	626,046
Lance, Inc.	13,576	289,169
TreeHouse Foods, Inc.*(a)	14,850	684,585

		1,599,800

Gas Utilities — 0.5%
Laclede Group, Inc. (The)	11,737	403,988
New Jersey Resources Corp.	10,200	400,044
WGL Holdings, Inc.	6,600	249,348

		1,053,380

Healthcare Products — 0.6%
American Medical Systems Holdings, Inc.*(a)	35,753	700,044
West Pharmaceutical Services, Inc.	14,234	488,368

		1,188,412

Healthcare Providers & Services — 1.4%
Cross Country Healthcare, Inc.*	27,670	198,947
LifePoint Hospitals, Inc.*(a)	22,460	787,447
Lincare Holdings, Inc.(a)	34,653	869,444
RehabCare Group, Inc.*	48,190	974,402

		2,830,240

Healthcare Services — 0.7%
Amedisys, Inc.*(a)	25,783	613,636
Hill-Rom Holdings, Inc.	13,642	489,611
LHC Group, Inc.*	18,833	436,737

		1,539,984

Healthcare Technology — 0.1%
MedQuist, Inc.*	16,370	143,401

Hotels, Restaurants & Leisure — 0.4%
Brinker International, Inc.	12,300	231,978
California Pizza Kitchen, Inc.*	29,800	508,388
Morgans Hotel Group Co.*	18,810	137,689

		878,055

Household Products — 0.3%
Central Garden & Pet Co. (Class A Stock)*	65,960	683,346

Insurance — 6.5%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	35,720	2,021,395
Alterra Capital Holdings Ltd. (Bermuda)	35,643	710,009
American Equity Investment Life Holding Co.	108,039	1,106,319
Arch Capital Group Ltd. (Bermuda)*	9,820	822,916
Aspen Insurance Holdings Ltd. (Bermuda)	13,913	421,286
CNA Surety Corp.*	45,612	817,367
Donegal Group, Inc. (Class A Stock)	15,733	205,630
EMC Insurance Group, Inc.	21,200	451,984
Enstar Group Ltd. (Bermuda)*	4,417	320,674
Fidelity National Financial, Inc. (Class A Stock)	16,520	259,529
Meadowbrook Insurance Group, Inc.	287,261	2,576,731
MGIC Investment Corp.*(a)	67,040	618,779
PMI Group, Inc. (The)*	79,465	291,637
ProAssurance Corp.*	16,194	932,613
RLI Corp.	11,020	623,952
Symetra Financial Corp.	42,143	440,816
Tower Group, Inc.	38,609	901,520

		13,523,157

Internet & Catalog Retail — 0.5%
HSN, Inc.*	34,320	1,026,168

Investment Companies — 0.3%
Golub Capital BDC, Inc.	15,170	232,101
Solar Capital Ltd.	13,290	285,070

		517,171

Leisure Equipment & Products — 0.5%
Callaway Golf Co.	156,825	1,097,775

Life Science Tools & Services — 0.1%
Enzo Biochem, Inc.*	33,770	128,326

Machinery — 3.5%
Albany International Corp. (Class A Stock)	40,690	769,855
Altra Holdings, Inc.*	110,893	1,633,454
Kaydon Corp.	20,780	718,988
Mueller Industries, Inc.	18,025	477,482
Mueller Water Products, Inc. (Class A Stock)	183,560	554,351
RBC Bearings, Inc.*	34,610	1,176,048
Snap-on, Inc.	22,110	1,028,336
WABCO Holdings, Inc.*	21,890	918,067

		7,276,581

Machinery & Equipment — 1.4%
Actuant Corp. (Class A Stock)	43,884	1,007,577
Applied Industrial Technologies, Inc.	18,338	561,143
Graco, Inc.	14,446	458,371
Robbins & Myers, Inc.	23,007	616,127
Tennant Co.	9,644	298,000

		2,941,218

Manufacturing — 0.3%
AZZ, Inc.	6,686	286,428
Carlisle Cos., Inc.	13,008	389,590

		676,018

Marine — 0.7%
Diana Shipping, Inc. (Greece)*	33,810	429,387

Kirby Corp.*(a)	24,280	972,657

		1,402,044

Medical Supplies & Equipment — 0.1%
Cardiac Science Corp.*	84,718	152,492

Metals & Mining — 3.0%
Carpenter Technology Corp.	24,570	828,255
Commercial Metals Co.	69,803	1,011,445
Haynes International, Inc.	33,026	1,153,268
Horsehead Holding Corp.*	35,200	347,424
Kaiser Aluminum Corp.	25,067	1,072,617
Metals USA Holdings Corp.*(a)	17,660	229,227
Olympic Steel, Inc.	36,607	841,595
RTI International Metals, Inc.*	17,250	528,195
Schnitzer Steel Industries, Inc. (Class A Stock)	4,275	206,397

		6,218,423

Oil, Gas & Consumable Fuels — 4.0%
Bill Barrett Corp.*	29,590	1,065,240
Brigham Exploration Co.*	34,643	649,556
Carrizo Oil & Gas, Inc.*	30,950	740,943
Denbury Resources, Inc.*(a)	32,000	508,480
Golar LNG Ltd. (Bermuda)	25,570	320,136
Petroquest Energy, Inc.*(a)	38,160	232,394
Resolute Energy Corp.*	87,131	963,669
Rex Energy Corp.*	91,173	1,167,015
Rosetta Resources, Inc.*	44,538	1,046,198
SM Energy Co.	13,700	513,202
South Jersey Industries, Inc.	5,704	282,177
Southwest Gas Corp.	26,030	874,348

		8,363,358

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.*(a)	95,370	721,951

Pharmaceuticals — 0.3%
Herbalife Ltd. (Cayman Islands)	9,026	544,719

Professional Services — 0.5%
CDI Corp.	450	5,814
Hudson Highland Group, Inc.*	48,890	168,182
Korn/Ferry International*	13,440	222,298
TrueBlue, Inc.*	48,870	667,075

		1,063,369

Real Estate Investment Trusts — 9.5%
Acadia Realty Trust	36,999	702,981
American Campus Communities, Inc.	53,298	1,622,391
BioMed Realty Trust, Inc.(a)	130,848	2,344,796
Capstead Mortgage Corp.	28,974	314,947
Cogdell Spencer, Inc.	121,326	766,780
Coresite Realty Corp.*	7,890	129,317
Corporate Office Properties Trust(a)	12,470	465,256
Cousins Properties, Inc.	62,009	442,744
DuPont Fabros Technology, Inc.	13,555	340,908
EastGroup Properties, Inc.	12,300	459,774
Education Realty Trust, Inc.	51,838	370,642
Entertainment Properties Trust(a)	29,307	1,265,476
Hatteras Financial Corp.	16,432	467,819
Hersha Hospitality Trust	92,360	478,425
LaSalle Hotel Properties(a)	32,420	758,304
Medical Properties Trust, Inc.	68,270	692,258
MFA Financial, Inc.	183,320	1,398,732
Mid-America Apartment Communities, Inc.	15,720	916,162
National Retail Properties, Inc.(a)	54,339	1,364,452
Omega Healthcare Investors, Inc.	53,250	1,195,462
Parkway Properties, Inc.	53,038	784,962
Pebblebrook Hotel Trust*	63,142	1,137,187
PS Business Parks, Inc.	12,410	702,034
Saul Centers, Inc.	5,130	215,204
Senior Housing Properties Trust	9,420	221,370
Washington Real Estate Investment Trust	6,390	202,755

		19,761,138

Real Estate Management & Development — 1.2%
CB Richard Ellis Group, Inc. (Class A Stock)*	43,440	794,083
Jones Lang LaSalle, Inc.	19,340	1,668,462

		2,462,545

Retail & Merchandising — 1.4%
Aaron’s, Inc.	15,757	290,717
Big Lots, Inc.*	9,082	301,976
EZCORP, Inc. (Class A Stock)*	11,873	237,935
Finish Line, Inc. (The) (Class A Stock)	3,948	54,917
Hibbett Sports, Inc.*	6,542	163,223
Jo-Ann Stores, Inc.*	16,327	727,368
Talbots, Inc.*(a)	34,505	452,015
World Fuel Services Corp.	27,238	708,460

		2,936,611

Road & Rail — 1.3%
Con-Way, Inc.(a)	15,240	472,288
Genesee & Wyoming, Inc. (Class A Stock)*(a)	27,480	1,192,357
Landstar System, Inc.	12,710	490,860
Old Dominion Freight Line, Inc.*(a)	23,415	595,209

		2,750,714

Semiconductors & Semiconductor Equipment — 2.4%
ATMI, Inc.*(a)	9,054	134,542
Entegris, Inc.*	98,196	458,575
Exar Corp.*	97,730	585,403
Fairchild Semiconductor International, Inc.*(a)	68,240	641,456
Micrel, Inc.(a)	27,626	272,392
MKS Instruments, Inc.*(a)	30,563	549,523
ON Semiconductor Corp.*	52,840	380,976
Semtech Corp.*(a)	34,126	689,004
Standard Microsystems Corp.*	16,021	365,439
Varian Semiconductor Equipment Associates, Inc.*	16,600	477,748
Verigy Ltd. (Singapore)*	44,650	363,005

		4,918,063

Software — 1.5%
EPIQ Systems, Inc.	23,090	283,083
Lawson Software, Inc.*	198,670	1,682,735
McAfee, Inc.*	23,400	1,105,884

		3,071,702

Specialty Retail — 1.8%
Cato Corp. (The) (Class A Stock)	52,020	1,392,055

Children’s Place Retail Stores, Inc. (The)*	22,720	1,108,054
Jos. A. Bank Clothiers, Inc.*	18,160	773,798
MarineMax, Inc.*	59,730	420,499

		3,694,406

Telecommunications — 1.8%
Anixter International, Inc.	19,967	1,078,018
CommScope, Inc.*	20,300	481,922
Knology, Inc.*(a)	38,772	520,708
Polycom, Inc.*	15,225	415,338
Premiere Global Services, Inc.*	85,594	606,006
SYNNEX Corp.*(a)	25,063	705,273

		3,807,265

Textiles, Apparel & Luxury Goods — 2.5%
Fossil, Inc.*(a)	34,528	1,857,261
G & K Services, Inc. (Class A Stock)	22,232	508,223
Hanesbrands, Inc.*	45,800	1,184,388
Timberland Co. (The) (Class A Stock)*	51,160	1,013,480
Warnaco Group, Inc. (The)*	12,653	646,948

		5,210,300

Thrifts & Mortgage Finance — 0.5%
First Financial Holdings, Inc.	15,240	169,773
Flushing Financial Corp.	18,337	211,976
People’s United Financial, Inc.	30,100	394,009
Westfield Financial, Inc.	44,060	343,668

		1,119,426

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*	39,666	577,934

Transportation — 0.6%
Aegean Marine Petroleum Network, Inc. (Marshall Island)	71,726	1,193,520
Golar LNG Energy Ltd.*	3,653	5,589
Scorpio Tankers, Inc.*(a)	8,986	101,452

		1,300,561

Utilities — 1.4%
CH Energy Group, Inc.	740	32,678
El Paso Electric Co.*	90,839	2,160,152
Westar Energy, Inc.	32,136	778,655

		2,971,485

TOTAL LONG-TERM INVESTMENTS (cost $175,752,082)		204,960,373

SHORT-TERM INVESTMENT — 15.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $31,589,498; includes $28,271,604 of cash collateral for securities on loan)(b)(w)	31,589,498	31,589,498

TOTAL INVESTMENTS — 113.5% (cost $207,341,580)		236,549,871

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.5)%		(28,114,563)

NET ASSETS — 100.0%		$208,435,308

The following abbreviation is used in the Portfolio descriptions:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,353,191; cash collateral of $28,271,604 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$204,960,373	$—	$—
Affiliated Money Market Mutual Fund	31,589,498	—	—

Total	$236,549,871	$—	$—

Stock Index Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	146,036	$9,717,235
General Dynamics Corp.	79,100	4,968,271
Goodrich Corp.	23,300	1,717,909
Honeywell International, Inc.	154,550	6,790,927
ITT Corp.	37,600	1,760,808
L-3 Communications Holdings, Inc.	24,000	1,734,480
Lockheed Martin Corp.	62,398	4,447,730
Northrop Grumman Corp.	58,326	3,536,305
Precision Castparts Corp.	26,500	3,374,775
Raytheon Co.	77,118	3,525,064
Rockwell Collins, Inc.	30,600	1,782,450
United Technologies Corp.	185,600	13,220,288

		56,576,242

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	33,400	2,335,328
Expeditors International of Washington, Inc.	41,600	1,923,168
FedEx Corp.	62,440	5,338,620
United Parcel Service, Inc. (Class B Stock)	197,200	13,151,268

		22,748,384

Airlines — 0.1%
Southwest Airlines Co.(a)	155,137	2,027,641

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)(b)	47,600	511,700
Johnson Controls, Inc.	138,100	4,212,050

		4,723,750

Automobiles — 0.5%
Ford Motor Co.(a)(b)	674,559	8,256,602
Harley-Davidson, Inc.	48,300	1,373,652

		9,630,254

Beverages — 2.6%
Brown-Forman Corp. (Class B Stock)	19,100	1,177,324
Coca-Cola Co. (The)	457,000	26,743,640
Coca-Cola Enterprises, Inc.	60,600	1,878,600
Constellation Brands, Inc. (Class A Stock)(b)	34,100	603,229
Dr. Pepper Snapple Group, Inc.	50,600	1,797,312
Molson Coors Brewing Co. (Class B Stock)	31,100	1,468,542
PepsiCo, Inc.	319,939	21,256,747

		54,925,394

Biotechnology — 1.4%
Amgen, Inc.(b)	190,964	10,524,026
Biogen Idec, Inc.(b)	51,425	2,885,971
Celgene Corp.(b)	92,800	5,346,208
Cephalon, Inc.(a)(b)	15,400	961,576
Genzyme Corp.(a)(b)	49,100	3,475,789
Gilead Sciences, Inc.(b)	165,100	5,879,211

		29,072,781

Building Products
Masco Corp.	72,600	799,326

Capital Markets — 2.4%
Ameriprise Financial, Inc.	54,000	2,555,820
Bank of New York Mellon Corp. (The)	246,989	6,453,823
Charles Schwab Corp. (The)(a)	195,200	2,713,280
E*Trade Financial Corp.(b)	40,010	581,745
Federated Investors, Inc. (Class B Stock)(a)	22,600	514,376
Franklin Resources, Inc.	31,000	3,313,900
Goldman Sachs Group, Inc. (The)	103,400	14,949,572
Invesco Ltd.(a)	91,400	1,940,422
Janus Capital Group, Inc.(a)	39,000	427,050

Legg Mason, Inc.	32,600	988,106
Morgan Stanley	283,210	6,989,623
Northern Trust Corp.	51,000	2,460,240
State Street Corp.	104,900	3,950,534
T. Rowe Price Group, Inc.	52,100	2,608,386

		50,446,877

Chemicals — 2.0%
Air Products & Chemicals, Inc.	40,700	3,370,774
Airgas, Inc.	15,900	1,080,405
CF Industries Holdings, Inc.	12,800	1,222,400
Dow Chemical Co. (The)	231,061	6,344,935
E.I. du Pont de Nemours & Co.	181,391	8,093,667
Eastman Chemical Co.	12,800	947,200
Ecolab, Inc.	48,600	2,465,964
FMC Corp.	15,300	1,046,673
International Flavors & Fragrances, Inc.	16,100	781,172
Monsanto Co.	106,696	5,113,939
PPG Industries, Inc.	32,500	2,366,000
Praxair, Inc.(a)	61,700	5,569,042
Sherwin-Williams Co. (The)	18,400	1,382,576
Sigma-Aldrich Corp.	22,400	1,352,512

		41,137,259

Commercial Banks — 2.7%
BB&T Corp.(a)	141,200	3,400,096
Comerica, Inc.	34,750	1,290,963
Fifth Third Bancorp	163,649	1,968,697
First Horizon National Corp.(b)	46,110	526,115
Huntington Bancshares, Inc.	138,775	786,854
KeyCorp	179,700	1,430,412
M&T Bank Corp.	16,300	1,333,503
Marshall & Ilsley Corp.	105,998	746,226
PNC Financial Services Group, Inc.	104,493	5,424,232
Regions Financial Corp.(a)	252,212	1,833,581
SunTrust Banks, Inc.	103,000	2,660,490
U.S. Bancorp	387,981	8,388,149
Wells Fargo & Co.	1,045,986	26,285,628
Zions Bancorporation	32,300	689,928

		56,764,874

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	23,400	868,608
Cintas Corp.(a)	26,500	730,075
Iron Mountain, Inc.	39,200	875,728
Pitney Bowes, Inc.(a)	41,100	878,718
Republic Services, Inc.	65,410	1,994,351
RR Donnelley & Sons Co.	43,300	734,368
Stericycle, Inc.(a)(b)	15,700	1,090,836
Waste Management, Inc.	92,430	3,303,448

		10,476,132

Communications Equipment — 2.3%
Cisco Systems, Inc.(b)	1,129,300	24,731,670
Harris Corp.	28,200	1,248,978
JDS Uniphase Corp.(b)	45,587	564,823
Juniper Networks, Inc.(b)	104,900	3,183,715
Motorola, Inc.(b)	453,095	3,864,900
QUALCOMM, Inc.	318,100	14,352,672
Tellabs, Inc.	81,700	608,665

		48,555,423

Computers & Peripherals — 4.3%
Apple, Inc.(b)	181,400	51,472,250
Dell, Inc.(b)	341,200	4,421,952
EMC Corp.(a)(b)	414,074	8,409,843
Hewlett-Packard Co.	456,716	19,214,042
Lexmark International, Inc. (Class A Stock)(a)(b)	15,514	692,235
NetApp, Inc.(b)	66,800	3,325,972
QLogic Corp.(b)	27,700	488,628
SanDisk Corp.(b)	47,900	1,755,535
Western Digital Corp.(b)	45,900	1,303,101

		91,083,558

Construction & Engineering — 0.2%
Fluor Corp.	36,300	1,797,939
Jacobs Engineering Group, Inc.(b)	25,700	994,590
Quanta Services, Inc.(b)	38,000	725,040

		3,517,569

Construction Materials
Vulcan Materials Co.	22,300	823,316

Consumer Finance — 0.8%
American Express Co.	212,900	8,948,187
Capital One Financial Corp.	96,669	3,823,259
Discover Financial Services	120,505	2,010,023
SLM Corp.(a)(b)	102,000	1,178,100

		15,959,569

Containers & Packaging — 0.2%
Ball Corp.	18,400	1,082,840
Bemis Co., Inc.(a)	21,300	676,275
Owens-Illinois, Inc.(b)	35,100	984,906
Pactiv Corp.(b)	19,400	639,812
Sealed Air Corp.	33,020	742,290

		4,126,123

Distributors — 0.1%
Genuine Parts Co.	33,025	1,472,585

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(b)	22,700	1,165,645
DeVry, Inc.(a)	13,700	674,177
H&R Block, Inc.	71,000	919,450

		2,759,272

Diversified Financial Services — 4.0%
Bank of America Corp.	2,013,632	26,398,716
Citigroup, Inc.(b)	4,669,376	18,210,566
CME Group, Inc.	13,720	3,573,374
IntercontinentalExchange, Inc.(b)	15,500	1,623,160
JPMorgan Chase & Co.	793,345	30,202,644
Leucadia National Corp.(b)	38,900	918,818
Moody’s Corp.(a)	38,120	952,238
NASDAQ OMX Group, Inc. (The)(b)	25,700	499,351
NYSE Euronext	56,400	1,611,348

		83,990,215

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	1,181,811	33,799,794
CenturyLink, Inc.	57,730	2,278,026
Frontier Communications Corp.	182,916	1,494,424
Qwest Communications International, Inc.(a)	311,047	1,950,265
Verizon Communications, Inc.	569,338	18,554,725
Windstream Corp.	90,665	1,114,273

		59,191,507

Electric Utilities — 1.9%
Allegheny Energy, Inc.	32,600	799,352
American Electric Power Co., Inc.	95,140	3,446,922
Duke Energy Corp.	265,482	4,701,686
Edison International	63,900	2,197,521
Entergy Corp.	38,800	2,969,364
Exelon Corp.	133,150	5,669,527
FirstEnergy Corp.(a)	59,336	2,286,810
NextEra Energy, Inc.	83,900	4,563,321
Northeast Utilities	35,700	1,055,649
Pepco Holdings, Inc.	42,800	796,080
Pinnacle West Capital Corp.	20,900	862,543
PPL Corp.	89,600	2,439,808
Progress Energy, Inc.	57,114	2,537,004
Southern Co.	161,300	6,006,812

		40,332,399

Electrical Equipment — 0.5%
Emerson Electric Co.	148,100	7,798,946
Rockwell Automation, Inc.(a)	30,300	1,870,419
Roper Industries, Inc.	18,900	1,231,902

		10,901,267

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(b)	70,582	2,355,321
Amphenol Corp. (Class A Stock)	35,000	1,714,300
Corning, Inc.	309,300	5,654,004
FLIR Systems, Inc.(b)	25,800	663,060
Jabil Circuit, Inc.	44,000	634,040
Molex, Inc.	26,600	556,738

		11,577,463

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	81,348	3,465,425
Cameron International Corp.(b)	45,300	1,946,088
Diamond Offshore Drilling, Inc.(a)	13,200	894,564
FMC Technologies, Inc.(b)	24,500	1,673,105
Halliburton Co.	183,000	6,051,810
Helmerich & Payne, Inc.	21,100	853,706
Nabors Industries Ltd.(b)	56,600	1,022,196
National Oilwell Varco, Inc.	84,700	3,766,609
Rowan Cos., Inc.(b)	24,100	731,676
Schlumberger Ltd.	270,522	16,666,860

		37,072,039

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	87,232	5,625,592
CVS Caremark Corp.	272,638	8,579,918
Kroger Co. (The)	122,100	2,644,686
Safeway, Inc.	77,200	1,633,552
SUPERVALU, Inc.	47,508	547,767
Sysco Corp.	118,800	3,388,176
Walgreen Co.	189,400	6,344,900
Wal-Mart Stores, Inc.	400,400	21,429,408
Whole Foods Market, Inc.(a)(b)	29,000	1,076,190

		51,270,189

Food Products — 1.8%
Archer-Daniels-Midland Co.	129,138	4,122,085
Campbell Soup Co.	34,900	1,247,675
ConAgra Foods, Inc.	88,100	1,932,914
Dean Foods Co.(b)	38,800	396,148
General Mills, Inc.	128,500	4,695,390
H.J. Heinz Co.	63,750	3,019,838
Hershey Co. (The)	31,100	1,480,049
Hormel Foods Corp.	15,500	691,300
J.M. Smucker Co. (The)	23,800	1,440,614
Kellogg Co.(a)	51,300	2,591,163
Kraft Foods, Inc. (Class A Stock)	347,711	10,730,361
McCormick & Co., Inc.	27,600	1,160,304
Mead Johnson Nutrition Co. (Class A Stock)	38,493	2,190,637
Sara Lee Corp.	134,400	1,804,992
Tyson Foods, Inc. (Class A Stock)(a)	59,800	957,996

		38,461,466

Gas Utilities — 0.1%
Nicor, Inc.	10,200	467,364
ONEOK, Inc.	19,400	873,776

		1,341,140

Healthcare Equipment & Supplies — 1.7%
Baxter International, Inc.	114,000	5,438,940
Becton, Dickinson & Co.	46,700	3,460,470
Boston Scientific Corp.(a)(b)	313,199	1,919,910
C.R. Bard, Inc.	19,000	1,547,170
CareFusion Corp.(b)	36,237	900,127
DENTSPLY International, Inc.	27,100	866,387
Hospira, Inc.(b)	31,220	1,779,852
Intuitive Surgical, Inc.(b)	8,000	2,269,920
Medtronic, Inc.	215,000	7,219,700
St. Jude Medical, Inc.(b)	66,400	2,612,176
Stryker Corp.	63,700	3,188,185
Varian Medical Systems, Inc.(a)(b)	23,300	1,409,650
Zimmer Holdings, Inc.(b)	41,686	2,181,428

		34,793,915

Healthcare Providers & Services — 2.0%
Aetna, Inc.	87,748	2,773,714

AmerisourceBergen Corp.	51,900	1,591,254
Cardinal Health, Inc.	72,475	2,394,574
CIGNA Corp.	56,500	2,021,570
Coventry Health Care, Inc.(b)	32,750	705,108
DaVita, Inc.(b)	21,300	1,470,339
Express Scripts, Inc.(b)	107,200	5,220,640
Humana, Inc.(b)	35,700	1,793,568
Laboratory Corp. of America Holdings(a)(b)	21,600	1,694,088
McKesson Corp.	51,307	3,169,746
Medco Health Solutions, Inc.(b)	86,992	4,528,804
Patterson Cos., Inc.	17,100	489,915
Quest Diagnostics, Inc.	29,700	1,498,959
Tenet Healthcare Corp.(b)	90,000	424,800
UnitedHealth Group, Inc.	226,300	7,945,393
WellPoint, Inc.(b)	80,600	4,565,184

		42,287,656

Healthcare Technology — 0.1%
Cerner Corp.(b)	12,700	1,066,673

Home Builders — 0.1%
D.R. Horton, Inc.	55,200	613,824
Lennar Corp. (Class A Stock)	29,200	449,096
Pulte Group, Inc.(a)(b)	51,385	450,133

		1,513,053

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	87,600	3,347,196
Darden Restaurants, Inc.	29,350	1,255,593
International Game Technology	51,900	749,955
Marriott International, Inc. (Class A Stock)(a)	50,803	1,820,271
McDonald’s Corp.	214,900	16,012,199
Starbucks Corp.	151,100	3,865,138
Starwood Hotels & Resorts Worldwide, Inc.(a)	36,000	1,891,800
Wyndham Worldwide Corp.(a)	32,563	894,506
Wynn Resorts Ltd.	13,200	1,145,364
Yum! Brands, Inc.	93,300	4,297,398

		35,279,420

Household Durables — 0.3%
Fortune Brands, Inc.	31,300	1,540,899
Harman International Industries, Inc.(b)	14,100	471,081
Leggett & Platt, Inc.	28,200	641,832
Newell Rubbermaid, Inc.(a)	60,049	1,069,472
Stanley Black & Decker, Inc.	31,035	1,901,825
Whirlpool Corp.(a)	14,607	1,182,583

		6,807,692

Household Products — 2.3%
Clorox Co.(a)	28,700	1,916,012
Colgate-Palmolive Co.	98,500	7,570,710
Kimberly-Clark Corp.	82,588	5,372,349
Procter & Gamble Co. (The)	567,681	34,043,830

		48,902,901

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(b)	133,100	1,510,685
Constellation Energy Group, Inc.	38,950	1,255,748
NRG Energy, Inc.(b)	52,600	1,095,132

		3,861,565

Industrial Conglomerates — 2.5%
3M Co.	142,700	12,373,517
General Electric Co.	2,131,500	34,636,875
Textron, Inc.(a)	48,100	988,936
Tyco International Ltd (Switzerland).	97,500	3,581,175

		51,580,503

Insurance — 3.8%
ACE Ltd. (Switzerland)	65,400	3,809,550
Aflac, Inc.	96,400	4,984,844
Allstate Corp. (The)	111,588	3,520,601

American International Group, Inc.(a)(b)	23,629	923,894
Aon Corp.(a)	56,425	2,206,782
Assurant, Inc.	24,500	997,150
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	341,100	28,202,148
Chubb Corp. (The)	65,400	3,727,146
Cincinnati Financial Corp.	37,428	1,079,798
Genworth Financial, Inc. (Class A Stock)(b)	105,200	1,285,544
Hartford Financial Services Group, Inc. (The)(a)	86,300	1,980,585
Lincoln National Corp.	62,963	1,506,075
Loews Corp.	63,126	2,392,475
Marsh & McLennan Cos., Inc.	110,700	2,670,084
MetLife, Inc.	177,000	6,805,650
Principal Financial Group, Inc.(a)	65,500	1,697,760
Progressive Corp. (The)	131,800	2,750,666
Torchmark Corp.	17,300	919,322
Travelers Cos., Inc. (The)	96,298	5,017,126
Unum Group	74,156	1,642,555
XL Group PLC (Ireland) (Class A Stock)	74,300	1,609,338

		79,729,093

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(b)	68,600	10,774,316
Expedia, Inc.(a)	41,800	1,179,178
priceline.com, Inc.(b)	9,000	3,135,060

		15,088,554

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(a)(b)	31,700	1,590,706
eBay, Inc.(a)(b)	226,500	5,526,600
Google, Inc. (Class A Stock)(b)	48,850	25,684,841
Monster Worldwide, Inc.(b)	25,200	326,592
VeriSign, Inc.(b)	35,300	1,120,422
Yahoo!, Inc.(a)(b)	252,700	3,580,759

		37,829,920

IT Services — 3.1%
Automatic Data Processing, Inc.	96,200	4,043,286
Cognizant Technology Solutions Corp. (Class A Stock)(b)	57,900	3,732,813
Computer Sciences Corp.	31,900	1,467,400
Fidelity National Information Services, Inc.	50,100	1,359,213
Fiserv, Inc.(a)(b)	30,200	1,625,364
International Business Machines Corp.	252,200	33,830,108
Mastercard, Inc. (Class A Stock)	19,700	4,412,800
Paychex, Inc.	63,250	1,738,742
SAIC, Inc.(a)(b)	62,200	993,956
Teradata Corp.(a)(b)	35,500	1,368,880
Total System Services, Inc.	37,093	565,297
Visa, Inc. (Class A Stock)	96,700	7,180,942
Western Union Co. (The)	144,004	2,544,551

		64,863,352

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)(b)	26,500	111,300
Hasbro, Inc.	27,150	1,208,447
Mattel, Inc.	73,281	1,719,172

		3,038,919

Life Sciences Tools & Services — 0.4%
Life Technologies Corp.(b)	37,430	1,747,607
PerkinElmer, Inc.	23,200	536,848
Thermo Fisher Scientific, Inc.(b)	84,900	4,065,012
Waters Corp.(b)	20,000	1,415,600

		7,765,067

Machinery — 2.0%
Caterpillar, Inc.	124,600	9,803,528
Cummins, Inc.	40,600	3,677,548
Danaher Corp.	104,000	4,223,440
Deere & Co.	85,800	5,987,124
Dover Corp.	39,400	2,057,074

Eaton Corp.(a)	34,500	2,845,905
Flowserve Corp.	12,000	1,313,040
Illinois Tool Works, Inc.	95,000	4,466,900
PACCAR, Inc.	70,228	3,381,478
Pall Corp.(a)	24,200	1,007,688
Parker Hannifin Corp.	32,487	2,276,039
Snap-On, Inc.(a)	12,700	590,677

		41,630,441

Media — 3.0%
CBS Corp. (Class B Stock)(a)	138,768	2,200,860
Comcast Corp. (Class A Stock)	562,246	10,165,408
DIRECTV (Class A Stock)(a)(b)	171,500	7,139,545
Discovery Communications, Inc. (Class A Stock)(a)(b)	54,700	2,382,185
Gannett Co., Inc.	50,200	613,946
Interpublic Group of Cos., Inc. (The)(a)(b)	86,900	871,607
McGraw-Hill Cos., Inc. (The)(a)	58,800	1,943,928
Meredith Corp.	4,000	133,240
New York Times Co. (The) (Class A Stock)(b)	10,000	77,400
News Corp. (Class A Stock)	452,800	5,913,568
Omnicom Group, Inc.	60,800	2,400,384
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	742,248
Time Warner Cable, Inc.	70,926	3,829,295
Time Warner, Inc.	229,640	7,038,466
Viacom, Inc. (Class B Stock)	121,768	4,406,784
Walt Disney Co. (The)	383,201	12,687,785
Washington Post Co. (The) (Class B Stock)(a)	1,200	479,292

		63,025,941

Metals & Mining — 1.1%
AK Steel Holding Corp.	23,900	330,059
Alcoa, Inc.	204,576	2,477,415
Allegheny Technologies, Inc.	18,440	856,538
Cliffs Natural Resources, Inc.	27,600	1,764,192
Freeport-McMoRan Copper & Gold, Inc.	93,606	7,993,016
Newmont Mining Corp.	96,003	6,029,949
Nucor Corp.	62,800	2,398,960
Titanium Metals Corp.(b)	9,200	183,632
United States Steel Corp.(a)	25,640	1,124,058

		23,157,819

Multiline Retail — 0.8%
Big Lots, Inc.(b)	15,900	528,675
Family Dollar Stores, Inc.	27,100	1,196,736
J.C. Penney Co., Inc.	39,900	1,084,482
Kohl’s Corp.(b)	61,900	3,260,892
Macy’s, Inc.	87,120	2,011,601
Nordstrom, Inc.	30,100	1,119,720
Sears Holdings Corp.(a)(b)	9,512	686,195
Target Corp.	146,368	7,821,906

		17,710,207

Multi-Utilities — 1.4%
Ameren Corp.	48,500	1,377,400
CenterPoint Energy, Inc.	79,010	1,242,037
CMS Energy Corp.(a)	48,100	866,762
Consolidated Edison, Inc.(a)	53,900	2,599,058
Dominion Resources, Inc.	119,084	5,199,208
DTE Energy Co.	33,700	1,547,841
Integrys Energy Group, Inc.	16,550	861,593
NiSource, Inc.	57,000	991,800
PG&E Corp.	73,500	3,338,370
Public Service Enterprise Group, Inc.	103,400	3,420,472
SCANA Corp.	22,200	895,104
Sempra Energy	48,554	2,612,205
TECO Energy, Inc.	43,400	751,688
Wisconsin Energy Corp.	22,600	1,306,280

Xcel Energy, Inc.	90,095	2,069,482

		29,079,300

Office Electronics — 0.1%
Xerox Corp.	280,311	2,901,219

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	97,526	5,563,858
Apache Corp.	70,850	6,926,296
Cabot Oil & Gas Corp.	21,500	647,365
Chesapeake Energy Corp.	132,000	2,989,800
Chevron Corp.	402,292	32,605,767
ConocoPhillips	298,379	17,135,906
Consol Energy, Inc.	41,300	1,526,448
Denbury Resources, Inc.(a)(b)	70,700	1,123,423
Devon Energy Corp.	90,000	5,826,600
El Paso Corp.	143,311	1,774,190
EOG Resources, Inc.	49,100	4,564,827
EQT Corp.	27,300	984,438
Exxon Mobil Corp.	1,013,784	62,641,713
Hess Corp.	59,300	3,505,816
Marathon Oil Corp.	143,594	4,752,962
Massey Energy Co.(a)	19,600	607,992
Murphy Oil Corp.	38,600	2,390,112
Noble Energy, Inc.(a)	34,600	2,598,114
Occidental Petroleum Corp.	161,400	12,637,620
Peabody Energy Corp.(a)	50,900	2,494,609
Pioneer Natural Resources Co.	21,600	1,404,648
QEP Resources, Inc.	33,200	1,000,648
Range Resources Corp.	32,200	1,227,786
Southwestern Energy Co.(b)	69,300	2,317,392
Spectra Energy Corp.	129,842	2,927,937
Sunoco, Inc.	22,500	821,250
Tesoro Corp.	31,500	420,840
Valero Energy Corp.	112,600	1,971,626
Williams Cos., Inc. (The)	117,000	2,235,870

		187,625,853

Paper & Forest Products — 0.1%
International Paper Co.	87,867	1,911,107
MeadWestvaco Corp.	36,489	889,602

		2,800,709

Personal Products — 0.2%
Avon Products, Inc.	87,100	2,796,781
Estee Lauder Cos., Inc. (The) (Class A Stock)	22,900	1,447,967

		4,244,748

Pharmaceuticals — 6.0%
Abbott Laboratories	307,400	16,058,576
Allergan, Inc.	61,800	4,111,554
Bristol-Myers Squibb Co.	339,840	9,213,062
Eli Lilly & Co.	201,700	7,368,101
Forest Laboratories, Inc.(b)	57,200	1,769,196
Johnson & Johnson	547,371	33,915,107
King Pharmaceuticals, Inc.(b)	45,233	450,521
Merck & Co., Inc.	608,804	22,410,069
Mylan, Inc.(a)(b)	55,200	1,038,312
Pfizer, Inc.	1,604,873	27,555,670
Watson Pharmaceuticals, Inc.(b)	20,400	863,124

		124,753,292

Professional Services — 0.1%
Dun & Bradstreet Corp.	8,800	652,432
Equifax, Inc.	22,800	711,360
Robert Half International, Inc.	30,500	793,000

		2,156,792

Real Estate Investment Trusts — 1.4%
Apartment Investment & Management Co. (Class A Stock)(a)	31,674	677,190
AvalonBay Communities, Inc.	16,518	1,716,716
Boston Properties, Inc.	28,100	2,335,672
Equity Residential(a)	56,500	2,687,705
HCP, Inc.	59,000	2,122,820

Health Care REIT, Inc.(a)	22,900	1,084,086
Host Hotels & Resorts, Inc.(a)	131,726	1,907,392
Kimco Realty Corp.(a)	76,400	1,203,300
Plum Creek Timber Co., Inc.	32,000	1,129,600
ProLogis	88,500	1,042,530
Public Storage(a)	27,600	2,678,304
Simon Property Group, Inc.(a)	59,001	5,471,753
Ventas, Inc.	32,600	1,681,182
Vornado Realty Trust(a)	33,557	2,870,130
Weyerhaeuser Co.(a)	105,310	1,659,686

		30,268,066

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(b)	51,100	934,108

Road & Rail — 0.8%
CSX Corp.	78,024	4,316,288
Norfolk Southern Corp.	76,300	4,540,613
Ryder System, Inc.	10,700	457,639
Union Pacific Corp.	101,400	8,294,520

		17,609,060

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)(b)	115,600	821,916
Altera Corp.	57,500	1,734,200
Analog Devices, Inc.	61,900	1,942,422
Applied Materials, Inc.	270,100	3,154,768
Broadcom Corp. (Class A Stock)	85,950	3,041,770
First Solar, Inc.(a)(b)	9,300	1,370,355
Intel Corp.	1,102,800	21,206,844
KLA-Tencor Corp.(a)	32,000	1,127,360
Linear Technology Corp.	46,000	1,413,580
LSI Corp.(b)	141,700	646,152
MEMC Electronic Materials, Inc.(a)(b)	35,500	423,160
Microchip Technology, Inc.(a)	38,900	1,223,405
Micron Technology, Inc.(a)(b)	167,700	1,209,117
National Semiconductor Corp.	44,500	568,265
Novellus Systems, Inc.(b)	22,400	595,392
NVIDIA Corp.(a)(b)	102,650	1,198,952
Teradyne, Inc.(b)	37,800	421,092
Texas Instruments, Inc.(a)	247,000	6,703,580
Xilinx, Inc.(a)	47,200	1,255,992

		50,058,322

Software — 3.8%
Adobe Systems, Inc.(b)	105,200	2,750,980
Autodesk, Inc.(a)(b)	48,200	1,540,954
BMC Software, Inc.(b)	33,700	1,364,176
CA, Inc.	79,873	1,686,918
Citrix Systems, Inc.(a)(b)	37,300	2,545,352
Compuware Corp.(a)(b)	39,500	336,935
Electronic Arts, Inc.(a)(b)	64,700	1,063,021
Intuit, Inc.(b)	61,400	2,689,934
McAfee, Inc.(b)	34,200	1,616,292
Microsoft Corp.	1,522,200	37,278,678
Novell, Inc.(b)	73,100	436,407
Oracle Corp.	775,620	20,825,397
Red Hat, Inc.(a)(b)	33,600	1,377,600
Salesforce.com, Inc.(a)(b)	20,900	2,336,620
Symantec Corp.(b)	160,511	2,434,952

		80,284,216

Specialty Retail — 2.0%
Abercrombie & Fitch Co. (Class A Stock)	13,500	530,820
AutoNation, Inc.(a)(b)	16,289	378,719
AutoZone, Inc.(a)(b)	5,800	1,327,678
Bed Bath & Beyond, Inc.(b)	52,900	2,296,389
Best Buy Co., Inc.	70,225	2,867,287
CarMax, Inc.(b)	38,000	1,058,680
GameStop Corp. (Class A Stock)(a)(b)	33,800	666,198
Gap, Inc. (The)	92,387	1,722,093
Home Depot, Inc. (The)	333,719	10,572,218

Limited Brands, Inc.	54,196	1,451,369
Lowe’s Cos., Inc.	280,100	6,243,429
Office Depot, Inc.(b)	30,000	138,000
O’Reilly Automotive, Inc.(b)	25,200	1,340,640
RadioShack Corp.	26,560	566,525
Ross Stores, Inc.	26,000	1,420,120
Staples, Inc.	142,100	2,972,732
Tiffany & Co.(a)	23,200	1,090,168
TJX Cos., Inc.	84,500	3,771,235
Urban Outfitters, Inc.(b)	23,300	732,552

		41,146,852

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	65,000	2,792,400
NIKE, Inc. (Class B Stock)(a)	76,300	6,114,682
Polo Ralph Lauren Corp. (Class A Stock)	11,300	1,015,418
VF Corp.	19,536	1,582,807

		11,505,307

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	107,200	1,314,272
People’s United Financial, Inc.	71,900	941,171

		2,255,443

Tobacco — 1.7%
Altria Group, Inc.	414,600	9,958,692
Lorillard, Inc.	30,831	2,476,038
Philip Morris International, Inc.	363,800	20,380,076
Reynolds American, Inc.	34,200	2,031,138

		34,845,944

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	26,800	1,425,492
W.W. Grainger, Inc.	12,400	1,476,964

		2,902,456

Wireless Telecommunication Services — 0.4%
American Tower Corp. (Class A Stock)(b)	79,500	4,075,170
MetroPCS Communications, Inc.(b)	39,500	413,170
Sprint Nextel Corp.(b)	610,722	2,827,643

		7,315,983

TOTAL LONG-TERM INVESTMENTS (cost $1,300,725,160)		2,054,384,375

SHORT-TERM INVESTMENTS — 9.3%

	Shares
Affiliated Money Market Mutual Fund — 9.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $189,333,980; includes $155,741,844 of cash collateral received for securities on loan)(c)(d)	189,333,980	189,333,980

	Principal Amount (000)
U.S. Government Obligation — 0.3%
U.S. Treasury Bill, 0.185%, 03/17/2011(d) (cost $4,995,709)(e)(f)	$5,000	$4,995,825

TOTAL SHORT-TERM INVESTMENTS (cost $194,329,689)		194,329,805

TOTAL INVESTMENTS — 107.2% (cost $1,495,054,849)		2,248,714,180
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (7.2)%		(151,142,819)

NET ASSETS — 100.0%		$2,097,571,361

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $150,878,335; cash collateral of $155,741,844 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(e)	Security segregated as collateral for future contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at September 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2010	Unrealized Appreciation(1)
	Long Position:
145	S&P 500 Index Futures	Dec. 2010	$40,291,830	$41,205,375	$913,545

(1)	The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,054,384,375	$—	$—
U.S. Government Obligation	—	4,995,825	—
Affiliated Money Market Mutual Fund	189,333,980	—	—

	2,243,718,355	4,995,825	—
Other Financial Instruments*
Futures	913,545	—	—

Total	$2,244,631,900	$4,995,825	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Value Portfolio

Schedule of Investments

as of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 94.9%
Aerospace & Defense — 1.7%
Precision Castparts Corp.(a)	130,537	$16,623,887
United Technologies Corp.	89,144	6,349,727

		22,973,614

Auto Components — 2.5%
Johnson Controls, Inc.	182,106	5,554,233
Lear Corp.(b)	356,750	28,158,277

		33,712,510

Capital Markets — 6.7%
Bank of New York Mellon Corp. (The)	895,551	23,400,748
Goldman Sachs Group, Inc. (The)	89,585	12,952,199
Lazard Ltd. (Class A Stock)	451,974	15,855,248
Morgan Stanley	815,707	20,131,649
TD Ameritrade Holding Corp.(a)(b)	968,189	15,636,252

		87,976,096

Chemicals — 1.5%
Dow Chemical Co. (The)	699,849	19,217,853

Commercial Banks — 1.9%
Wells Fargo & Co.	1,017,449	25,568,493

Commercial Services & Supplies — 2.0%
Waste Management, Inc.(a)	754,744	26,974,551

Communications Equipment — 1.1%
QUALCOMM, Inc.	324,874	14,658,315

Computers & Peripherals — 1.5%
Dell, Inc.(b)	1,500,075	19,440,972

Consumer Finance — 0.8%
SLM Corp.(a)(b)	916,461	10,585,125

Diversified Consumer Services — 2.5%
Apollo Group, Inc. (Class A Stock)(b)	334,567	17,180,016
H&R Block, Inc.	1,205,237	15,607,819

		32,787,835

Diversified Financial Services — 4.1%
Bank of America Corp.	1,129,664	14,809,895
JPMorgan Chase & Co.	690,437	26,284,937
Moody’s Corp.(a)	517,230	12,920,405

		54,015,237

Electric Utilities — 1.8%
Entergy Corp.	309,524	23,687,872

Electronic Equipment & Instruments — 2.1%
Flextronics International Ltd.(b)	4,601,818	27,794,981

Food & Staples Retailing — 2.5%
Kroger Co. (The)	627,610	13,594,033
Wal-Mart Stores, Inc.	353,251	18,905,993

		32,500,026

Food Products — 5.3%
Bunge Ltd.(a)	382,927	22,653,961
ConAgra Foods, Inc.	1,075,509	23,596,668
Kraft Foods, Inc. (Class A Stock)	369,299	11,396,567
Tyson Foods, Inc. (Class A Stock)	747,672	11,977,705

		69,624,901

Healthcare Providers & Services — 3.1%
Aetna, Inc.	257,061	8,125,698
Omnicare, Inc.	629,536	15,033,320
UnitedHealth Group, Inc.	271,935	9,547,638
WellPoint, Inc.(b)	139,930	7,925,635

		40,632,291

Hotels, Restaurants & Leisure — 0.3%
Yum! Brands, Inc.(a)	77,348	3,562,649

Independent Power Producers & Energy Traders — 1.7%
Calpine Corp.(a)(b)	1,004,394	12,504,705
NRG Energy, Inc.(b)	504,206	10,497,569

		23,002,274

Insurance — 5.9%
Arch Capital Group, Ltd.(b)	207,743	17,408,863
Axis Capital Holdings Ltd.	583,170	19,209,620
Berkshire Hathaway, Inc. (Class B Stock)(b)	127,816	10,567,827
MetLife, Inc.	453,724	17,445,688
Travelers Cos., Inc. (The)	257,751	13,428,827

		78,060,825

Internet Software & Services — 2.0%
IAC/InterActiveCorp(b)	988,210	25,960,277

Machinery — 1.3%
Ingersoll-Rand PLC(a)	499,670	17,843,216

Media — 7.9%
Comcast Corp. (Class A Stock)	1,357,231	24,538,737
Liberty Global, Inc.(a)(b)	1,160,490	35,464,574
Time Warner Cable, Inc.	373,579	20,169,530
Viacom, Inc. (Class B Stock)	665,403	24,080,935

		104,253,776

Metals & Mining — 1.8%
Newmont Mining Corp.	388,773	24,418,832

Multi-Utilities — 2.1%
Sempra Energy	512,459	27,570,294

Oil, Gas & Consumable Fuels — 14.6%
Anadarko Petroleum Corp.	390,121	22,256,403
Apache Corp.	274,479	26,833,067
Canadian Natural Resources Ltd.	566,377	19,596,644
EOG Resources, Inc.	229,174	21,306,307
Murphy Oil Corp.	306,086	18,952,845
Noble Energy, Inc.(a)	198,715	14,921,509
Occidental Petroleum Corp.	281,630	22,051,629
Southwestern Energy Co.(b)	321,588	10,753,903
Suncor Energy, Inc.	401,298	13,062,250
Williams Cos., Inc. (The)	1,220,723	23,328,017

		193,062,574

Pharmaceuticals — 4.9%
Merck & Co., Inc.	439,868	16,191,541
Mylan, Inc.(a)(b)	525,852	9,891,276
Novartis AG (Switzerland), ADR(a)	345,228	19,909,299
Pfizer, Inc.	1,057,712	18,160,915

		64,153,031

Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.	489,095	8,608,072

Road & Rail — 1.4%
CSX Corp.	345,613	19,119,311

Software — 5.1%
CA, Inc.	1,752,558	37,014,025
Nuance Communications, Inc.(b)	827,639	12,944,274
Symantec Corp.(b)	1,188,186	18,024,781

		67,983,080

Thrifts & Mortgage Finance — 0.8%
People’s United Financial, Inc.(a)	816,256	10,684,791

Wireless Telecommunication Services — 3.3%
MetroPCS Communications, Inc.(a)(b)	2,052,823	21,472,529

NII Holdings, Inc.(b)	543,574	22,340,891

		43,813,420

TOTAL COMMON STOCKS (cost $1,119,397,877)		1,254,247,094

CONVERTIBLE PREFERRED STOCKS — 2.1%
Consumer Finance — 0.4%
SLM Corp.	9,540	5,724,000

Pharmaceuticals — 1.7%
Mylan, Inc.	19,410	21,603,330

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $20,487,493)		27,327,330

TOTAL LONG-TERM INVESTMENTS (cost $1,139,885,370)		1,281,574,424

SHORT-TERM INVESTMENT — 9.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $129,839,758; includes $112,478,533 of cash collateral received for securities on loan)(c)(d)	129,839,758	129,839,758

TOTAL INVESTMENTS — 106.8% (cost $1,269,725,128)		1,411,414,182
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(89,867,027)

NET ASSETS — 100.0%		$1,321,547,155

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,589,480; cash collateral of $112,478,533 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,254,247,094	$—	$—
Convertible Preferred Stocks	27,327,330	—	—
Affiliated Money Market Mutual Fund	129,839,758	—	—

Total	$1,411,414,182	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund’s (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier
Steve Pelletier
President and Principal Executive Officer

Date November 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 22, 2010

*	Print the name and title of each signing officer under his or her signature.